UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09903

BNY MELLON FUNDS TRUST
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

The BNY Mellon Funds

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
BNY Mellon Income Stock Fund
BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Small Cap Multi-Strategy Fund
BNY Mellon Focused Equity Opportunities Fund
BNY Mellon International Fund
BNY Mellon Emerging Markets Fund
BNY Mellon International Equity Income Fund
BNY Mellon Asset Allocation Fund

SEMIANNUAL REPORT February 28, 2022

Contents

T H E F U N D S

F O R M O R E I N F O R M AT I O N

Back Cover

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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by Alicia Levine, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s (the “fund”) Class M shares produced a total return of -2.49%, and Investor shares produced a total return of -2.59%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -2.62% for the same period.2

Large-cap stocks lost ground over the reporting period as investors took note of rising inflation and increasing geopolitical risk. The fund outperformed the Index primarily due to favorable contributions from two underlying strategies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-cap companies. The fund currently considers large-cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. or its affiliates that invest primarily in equity securities issued by large-cap companies. The fund is designed to provide exposure to various large-cap equity portfolio managers and investment strategies and styles, and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund’s after-tax returns.

The fund allocates its assets among some or all of the following: the Large Cap Core Strategy, Large Cap Tax-Sensitive Strategy, Focused Equity Strategy, U.S. Large Cap Equity Strategy, Dynamic Large Cap Value Strategy, Large Cap Growth Strategy, U.S. Large Cap Growth Strategy, Income Stock Strategy, Appreciation Strategy, and Large Cap Dividend Strategy—all of which are more fully described in the fund’s prospectus. The fund invests directly in securities or in other mutual funds as advised by the fund’s investment adviser or its affiliates, referred to as underlying funds.

BNY Mellon Investment Adviser, Inc. has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, as well as the target allocations and ranges when the investment adviser deems it appropriate.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks gained ground during the period but were hindered by concerns about inflation and geopolitical events. Value stocks, as measured by the Russell 1000® Value Index, outperformed growth stocks, as measured by the Russell 1000® Growth Index.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Fund Performance Aided by Underlying Strategies

The fund’s relative return benefited primarily from the performance of two of the six underlying strategies. The Dynamic Large Cap Value Strategy significantly outperformed its benchmark, the Russell 1000® Value Index. In addition, the Income Stock Strategy outperformed its benchmark, the Dow Jones U.S. Select Dividend Index. The Large Cap Tax-Sensitive Strategy also added to relative performance.

On a less positive note, the fund’s performance was hindered primarily by the performance of the growth-oriented category, which lagged its benchmark, the Russell 1000® Growth Index, by a substantial amount. Other categories that underperformed included the U.S. Large Cap Equity Strategy and the Focused Equity Strategy.

An Uncertain Outlook

Our base case remains constructive, but downside risk has increased. We expect positive but lower growth and moderating but still-elevated inflation. However, the outlook has become increasingly uncertain, and higher volatility will likely persist throughout 2022. Supply-chain bottlenecks, tight labor markets, elevated food and energy prices, and the impact of geopolitical tensions between Ukraine and Russia—including how long the conflict will last—have increased the potential range of outcomes for growth, inflation, monetary policy and earnings. Diversification across asset classes may position the fund

2

for a wide range of possible outcomes and help mitigate risk against increased volatility.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022 as provided by portfolio managers John C. Bailer, Brian C. Ferguson, David S. Intoppa and Keith Howell of Newton Investment Management North America, LLC, Sub-Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Income Stock Fund’s (the “fund”) Class M shares produced a total return of 8.18%, Investor shares produced a total return of 8.00%, Class A shares produced a total return of 8.09%, Class C shares produced a total return of 7.62%, Class I shares produced a total return of 8.24% and Class Y shares produced a total return of 8.18%.1 In comparison, the fund’s benchmark, the Dow Jones U.S. Select Dividend™ Index (the “Index”), produced a total return of 6.02% for the same period.2

Stocks gained ground as government-mandated lockdowns were lifted, and the global economy continued to recover. The fund outperformed the Index due to favorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investment techniques that produce income. We choose stocks through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management. The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Index.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks gained ground during the period but were hindered by concerns about inflation and geopolitical events. Value stocks, as measured by the Russell 1000® Value Index, outperformed growth stocks, as measured by the Russell 1000® Growth Index.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more persistent. Officials signaled that they were likely to hike interest rates multiple times in 2022, in addition to tapering bond purchases.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on market sentiment, and rising Treasury yields led to declining stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Performance Helped by the Energy and Materials Sectors

The fund’s outperformance versus the Index was driven primarily by stock selections in the energy and materials sectors. In the energy sector, shares of two exploration and production companies, Devon Energy and Hess, drove returns. Devon Energy has implemented a base dividend, supplemented by a variable dividend, which will depend on free cash flows and is likely to remain attractive against a favorable fundamental business backdrop for the group. Earnings at Hess are benefiting from a recently developed oil field in Guyana, where production is coming online this year. Stock selection in the materials sector also was a leading contributor, with a position in CF Industries Holdings, a fertilizer manufacturer, rising 80%. Shares of Freeport-McMoRan, a copper mining company, also contributed positively, rising nearly 30% on strong demand and higher copper prices.

On a less positive note, the performance of the fund relative to the Index was hindered primarily by positions in the financials and industrials sectors. In the financials sector, the fund’s selections were detrimental, especially in the banking industry. Shares of JPMorgan Chase & Co. detracted from returns as recent financial performance was disappointing due largely to higher salaries and investments in technology. In addition, the fund’s decision to avoid First Horizon, a regional bank based in Tennessee, detracted from returns. Shares rose 46% when the bank received a buyout offer from Toronto-Dominion Bank, a large Canadian financial institution. In the industrials sector, shares of Hubbell, a maker of electrical components, declined 13%, primarily due to geopolitical events that hurt its financial outlook.

A Cloudy Outlook

A number of factors are combining to present investors with an uncertain outlook. With the war in Ukraine, geopolitical risk has increased. This conflict could be prolonged and is likely to impact global economic growth, primarily in Europe. Prices for energy and other commodities have risen, and inflation is also at decades-long highs in the U.S. Higher input prices are likely to weigh on economic growth, though the lag effect of fiscal stimulus and high levels of savings could offset that somewhat. The Fed is likely to continue with its stated intention of raising the Fed Funds rate, though it may proceed at a more measured pace to avoid hindering economic growth. We are more optimistic in the near term about the U.S. economy, where

4

wages are rising and the labor market is strong, than we are about the rest of the global economy.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, for class A shares, Class C shares, Class I shares and Class Y shares, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns for those share classes would have been lower.

2 Source: Lipper Inc. – The Dow Jones U.S. Select Dividend™ Index is defined as all dividend-paying companies in the Dow Jones U.S. Index, excluding REITs, that have a non-negative, historical, five-year dividend-per-share growth rate, a five-year average dividend coverage ratio of greater than or equal to 167%, paid dividends in each of the previous five years, non-negative, trailing 12-month earnings-per-share (EPS), a float-adjusted market capitalization of at least U.S. $1 billion, and a three-month average daily trading volume of 200,000 shares. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. The securities discussed should not be considered recommendations to buy or sell a particular security.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2021 through February 28, 2022, as provided by Alicia Levine, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Mid Cap Multi-Strategy Fund’s (the “fund”) Class M shares produced a total return of -7.56%, and Investor shares produced a total return of -7.68%.1 In comparison, the fund’s benchmark, the Russell Midcap® Index (the “Index”), produced a total return of -6.15% for the reporting period.2 The Russell Midcap® Value Index and Russell Midcap® Growth Index, the fund’s secondary benchmarks, produced total returns of -0.39% and -15.80%, respectively, for the same period.3,4

Mid-cap stocks lost ground over the reporting period as investors took note of rising inflation and growing geopolitical risk. The fund lagged the Index due to underperformance by the growth-oriented category.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund pursues its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund considers mid-cap companies to be those companies with market capitalizations that are within the market-capitalization range of companies comprising the Index. Furthermore, the fund normally allocates assets across multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. and affiliated and unaffiliated sub-advisers that invest primarily in equity securities issued by mid-cap companies. BNY Mellon Investment Adviser, Inc. determines the investment strategies and sets target allocations and ranges. The fund is designed to provide exposure to various investment strategies and styles, including the Mid Cap Tax-Sensitive Core Strategy, Opportunistic Mid Cap Value Strategy, Mid Cap Growth Strategy, Boston Partners Mid Cap Value Strategy, and Geneva Mid Cap Growth Strategy, all as more particularly described in the fund’s prospectus.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks gained ground during the period but were hindered by concerns about inflation and geopolitical events. Value stocks, as measured by the Russell 1000® Value Index, outperformed growth stocks, as measured by the Russell 1000® Growth Index.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Growth-Oriented Strategies Underperformed

The fund’s relative performance was hindered primarily by underperformance in two underlying funds. In the mid-cap, growth-oriented category, the Geneva Mid Cap Growth Strategy outperformed the Russell Mid Cap Growth Index, a secondary benchmark, but this category lagged the Index, declining 15.80%. The Mid Cap Growth Strategy underperformed to a greater extent, lagging the Russell Mid Cap Growth Index, which lagged the Index.

On a more positive note, three underlying funds made positive contributions. In the value-oriented category, the Opportunistic Mid Cap Value Strategy exceeded its benchmark. The Mid Cap Tax-Sensitive Core Strategy also contributed positively to performance.

An Uncertain Outlook

Our base case remains constructive, but downside risk has increased. We expect positive but lower growth and moderating but still-elevated inflation. However, the outlook has become increasingly uncertain, and higher volatility will likely persist throughout 2022. Supply-chain bottlenecks, tight labor markets, elevated food and energy prices, and the impact of geopolitical tensions between Ukraine and Russia—including how long the conflict will last—have increased the potential range of outcomes for growth, inflation, monetary policy and earnings. Diversification across asset classes may position the fund

6

for a wide range of possible outcomes and help mitigate risk against increased volatility.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap opportunity set. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Midcap Value® Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Russell Midcap® Value Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

7

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022, as provided by Alicia Levine, Primary Portfolio Manager responsible for investment allocation decisions

Fund and Market Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Small Cap Multi-Strategy Fund’s (the “fund”) Class M shares produced a total return of -6.33%, and Investor shares produced a total return of -6.44%.1 In comparison, the fund’s primary benchmark, the Russell 2000® Index (the “Index”), produced a total return of -9.46% for the same period.2 The Russell 2000® Growth Index and Russell 2000® Value Index, the fund’s secondary benchmarks, produced total returns of -16.35% and -2.10%, respectively, for the same period.3,4

Small-cap stocks lost ground over the reporting period as investors took note of rising inflation and increasing geopolitical risk. The fund outperformed the Index due to positive contributions from two of the fund’s underlying strategies.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund pursues its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Index. Furthermore, the fund normally allocates assets across multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. that invest primarily in equity securities issued by small-cap companies. BNY Mellon Investment Adviser, Inc. determines the investment strategies and sets target allocations and ranges. The fund is designed to provide exposure to various investment strategies and styles, including the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy—all of which are more fully described in the fund’s prospectus.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks gained ground during the period but were hindered by concerns about inflation and geopolitical events. Value stocks, as measured by the Russell 1000® Value Index, outperformed growth stocks, as measured by the Russell 1000® Growth Index.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Value-Oriented Strategy Aided Performance

The primary positive contributor to the fund’s returns versus the Index was the value-oriented category. The category outperformed the overall Index (the Russell 2000® Index), and the underlying strategy in this category outperformed the Russell 2000® Value Index (a secondary benchmark). In addition, a large overweight to this underlying strategy also added to performance. A relatively strong performance by the underlying Opportunistic Small Cap Strategy benefited relative performance as well.

The fund’s returns relative to the Index were hindered primarily by the underperformance in the growth-oriented category. The growth-oriented category lagged the overall Index, and the fund’s growth-oriented strategy lagged the Russell 2000® Growth Index (a secondary benchmark) slightly. An underweight to the underlying growth strategy helped offset the decline somewhat.

An Uncertain Outlook

Our base case remains constructive, but downside risk has increased. We expect positive but lower growth and moderating but still-elevated inflation. However, the outlook has become increasingly uncertain, and higher volatility will likely persist throughout 2022. Supply-chain bottlenecks, tight labor markets, elevated food and energy prices, and the impact of geopolitical tensions between Ukraine and Russia—including how long the conflict will last—have increased the potential range of outcomes for growth, inflation, monetary policy and earnings. Diversification across asset classes may position the fund

8

for a wide range of possible outcomes and help mitigate risk against increased volatility.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Russell 2000® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set, and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000®Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Russell 2000®Value Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set, and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

9

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2021 through February 28, 2022, as provided by Donald Sauber and Thomas Lee, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Focused Equity Opportunities Fund’s (the “fund”) Class M shares produced a total return of −3.58%, and Investor shares produced a total return of −3.69%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of −2.62% for the same period.2

Large-cap stocks generally lost ground during the period under pressure from increasing inflationary pressures, rising interest rates and heightened geopolitical tensions. The fund underperformed the Index for the period, largely due to disappointing issue selection in the communication services, consumer discretionary and information technology sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by BNY Mellon Investment Adviser, Inc. to be positioned for long-term earnings growth. The fund may hold growth or value stocks or a blend of both. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies. The fund invests primarily in equity securities of U.S. issuers but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The portfolio managers monitor sector and security weightings and regularly evaluates the fund’s risk-adjusted returns to manage the risk profile of the fund’s portfolio. The portfolio managers adjust exposure limits, as necessary.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The U.S. Federal Reserve (the “Fed”), which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December 2021, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

Stock prices declined under pressure from increasingly risk-off sentiment, with small-cap issues significantly underperforming their large-cap counterparts, and growth-oriented stocks underperforming value-oriented shares. From a global perspective, U.S.-based issues tended to maintain their value better than international equities, while emerging markets trailed developed markets. Regarding sectors, energy stocks significantly outperformed on rising petroleum and natural gas prices. The traditionally defensive investment area of consumer staples produced modestly positive returns, while utilities and financials outperformed market averages as well. Notably weak sectors included communication services, followed by industrials, consumer discretionary and health care.

Stock Selections Detract from Relative Returns

Although the fund added value during the six-month period through allocation decisions, individual stock selection undermined relative returns to an even greater degree. Specifically, in communication services, social media giant Meta Platforms, the parent company of Facebook, lost ground due to the negative impact on revenues of changes to Apple’s privacy policies in mid-2021. In the consumer discretionary sector, shares in vehicle maker General Motors slumped as investor sentiment shifted away from early cyclical areas, such as housing and automotive, causing GM’s valuation multiple to compress despite the company’s positive earnings. In the information technology sector, payment processors, including Block, PayPal Holdings and Visa, were negatively affected by slowing economic growth and decelerating growth in international and online commerce.

On the positive side, relative performance benefited from the fund’s exposure to Costco Wholesale in the consumer staples space, at a time when investors favor companies positioned to benefit from stable consumer demand over discretionary spending. In energy, overweight sector exposure enhanced returns, led by holdings in integrated oil and gas company Chevron and independent oil and gas exploration and production company Pioneer Natural Resources. Among financials, top holdings included bank Truist Financial, which rose with other banking institutions on rising interest rates; insurer American International Group, which also benefited from rising rates along with strong insurance pricing; and futures and options exchange CME Group, which saw increased trading volume as the Fed moved closer to tightening rates. In health care, shares in drug maker AbbVie climbed as the company launched new products in the cosmetic and dermatology areas.

Positioned Cautiously in a Challenging Environment

Clearly, risks and uncertainties remain embedded in prevailing inflationary trends, the likelihood of central bank tightening and rising geopolitical tensions. We believe these forces are likely to restrain economic growth in the near term, despite strong underlying U.S economic fundamentals, which include better-than-expected corporate earnings, robust consumer demand and positive employment numbers. Accordingly, we have positioned the fund for slower growth and a range-bound market as the economy shifts to the later part of the economic cycle.

As of February 28, 2022, the fund holds overweight exposure to industrials, largely driven by attractive, company-specific investment opportunities such as agricultural equipment maker Deere & Co. The fund also holds overweight exposure to

10

energy, where a supply/demand imbalance appears likely to persist for some time, and health care, a defensive sector that appears well positioned given prevailing economic conditions. Conversely, the fund holds no exposure to utilities, which we judge to be unattractively valued. The fund maintains significantly underweighted exposure to the consumer discretionary sector, where both margins and demand may prove vulnerable to inflationary pressures.

March 15, 2022

1 Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing or legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

11

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022, as provided by portfolio manager James A. Lydotes of Newton Investment Management North America, LLC, Sub-Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon International Fund’s (the “fund”) Class M shares produced a total return of -6.15%, and Investor shares produced a total return of -6.25%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of
-6.78% for the same period.2

International equity markets largely lost ground as investors took note of rising inflation and increased geopolitical risk. The fund outperformed the Index primarily due to favorable stock selections in the health care and communication services sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies, organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The fund may invest in companies of any size. Though not specifically limited, the fund ordinarily will invest in a broad range of (and in any case at least five different) countries. The fund will limit its investments in any single company to no more than 5% of the fund’s assets at the time of purchase.

The stocks purchased may have value and/or growth characteristics. The portfolio manager employs a “bottom-up” investment approach, which emphasizes individual stock selection. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Inflation and Geopolitical Concerns Weigh on Markets

This reporting period was a continuation of a pattern that began early in 2021: value stocks performed well, and growth stocks generally lagged. This led to a stronger market performance in the financials and energy sectors. While the market was generally down, the energy sector was the only one to show a positive return, gaining more than 20% over the period.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs.

The Federal Reserve initially called pricing pressures “transitory.” But it acknowledged late in the period that pricing pressures were more permanent and signaled that in addition to tapering its bond purchases late in 2021, it was likely to hike interest rates in 2022.

While growth stocks had dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Stock Selections Contributed Positively

The fund’s sector allocations hindered relative performance, but stock selections made a positive contribution, leading to outperformance over the period. The fund’s best-performing sector was health care. A large position in GlaxoSmithKline, a British pharmaceutical company, was advantageous as shares benefited from the market’s enthusiasm for an announced spin-off of its consumer health business, scheduled for later in 2022. Selections in the communication services sector also contributed positively, with a position in Nippon Telegraph & Telephone, a Japanese telecom, holding up well in a down market. Telstra, an Australian telecommunications company, also was advantageous. The company has posted strong results as they have continued to monetize their tower network. An announced share buyback program also boosted the shares’ performance. In the consumer discretionary sector, luxury goods held up well in a choppy market, and our large position in LVMH, a France-based multinational conglomerate, contributed positively to returns. At the country level, Japan was the strongest performer for the fund over the period, largely related to our overweight position in the financials sector.

On a less positive note, sector allocation decisions detracted from relative performance, with underweight positions in the materials and energy sectors being the leading detractors. In addition, in the materials sector, our position in HeidelbergCement weighed on performance, as concerns around raw input costs led to investor concerns for the world’s largest aggregates producer (and world’s second-largest cement producer). In the energy sector, while the holdings in the fund gained more than 10% over the period, they lagged the sector’s 20%-plus gain in the benchmark. The weakest selection was a position in OMV, an Austrian petrochemical company, which lowered their free cash flow guidance for 2022, an unusual occurrence among European integrated chemicals companies, given the strong commodities backdrop. At the country level, Switzerland was the worst performer, due to the fund’s large position in Logitech International, an information technology accessories manufacturer. This business benefited dramatically from the pandemic during the first year of the lockdown, but it has had difficulty matching that performance more recently.

Maintaining a Favorable Outlook

We remain fairly balanced in the fund and are not looking to make a large bet on the macroeconomic backdrop. In light of the increased tensions on the European continent over the last

12

few weeks, we have adjusted the fund’s allocations at the margin, but generally the changes have been minor.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging market countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

13

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022, as provided by portfolio manager Julianne McHugh of Newton Investment Management North America, LLC, Sub-Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Emerging Markets Fund’s (the “fund”) Class M shares produced a total return of -8.38%, and Investor shares produced a total return of -8.50%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of -9.81% for the same period.2

Stocks in emerging markets lost ground as concerns about inflation, higher interest rates, and geopolitical risk weighed on returns. The fund outperformed the Index, mainly due to positions in the energy and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Index. The fund may invest in companies of any size.

Normally, the fund will invest in a broad range of (and in any case at least five different) emerging market countries. The stocks purchased may have value and/or growth characteristics. The portfolio manager employs a “bottom-up” investment approach, which emphasizes individual stock selection. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs.

The Federal Reserve initially called pricing pressures “transitory.” But it acknowledged late in the period that pricing pressures were more permanent and signaled that in addition to tapering its bond purchases late in 2021, it was likely to hike interest rate hikes in 2022.

While growth stocks had dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Selections in the Energy and Health Care Sectors Aided Performance

The strategy’s strong relative performance during the period was driven by positive stock selection, especially in the energy and health care sectors. In the energy sector, Brazilian integrated oil company Petroleo Brasileiro, ADR rallied over 46% with the surge in fuel prices and increased production, which should result in improved cash flow generation and higher dividend payouts. Relative performance was further supported by our holding in China Resources Sanjiu Medical & Pharmaceutical, the largest manufacturer of non-prescription drugs in China. The company’s strong, underlying, over-the-counter demand was augmented by policy announcements during the period that support traditional Chinese medicine development.

This strength was partially offset by holdings in Russia. The country’s war in Ukraine and resulting sanctions by the U.S. and Europe resulted in massive selling pressure. The value of our holding in majority state-owned banking and financial services company, Sberbank, ADR, was eradicated following the rollout of sanctions and banning of its access to the SWIFT international payments system. Similarly, shares of consumer staples discount retail operator, X5 Retail Group, also came under pressure amid the frantic sell-off in Russia as operating risks rose.

Valuations Still Attractive Versus Developed Markets

We expect the conflict in Russia and Ukraine to have implications beyond those two countries, particularly with regard to higher gas prices and further inflationary pressures. If Ukraine becomes highly destabilized, Poland, Hungary, Czech Republic and Slovakia may face some direct challenges, especially if refugee flows become an issue. The highest level of sanctions that the U.S. and European Union will apply on Moscow means that Russia will become a virtual pariah to western countries. Commodities may be the one area where decoupling with the West will not fully materialize, but in most other areas of trade, investment, capital and human capital flows, Russia will move closer to China.

We remain focused on stock fundamentals. We focus on high-quality companies that are displaying strong relative momentum trends as evidenced in earnings revisions that are attractively valued. On the margin, we have been finding opportunities to

14

cut our underweight position in China and add incrementally to our weight in South Africa.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed, or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging market countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

15

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers Peter D. Goslin, CFA and Tao Wang of Newton Investment Management North America, LLC, Sub-Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon International Equity Income Fund Fund’s (the “fund”) Class M shares produced a total return of −1.22%, and Investor shares produced a total return of −1.33%.1 In comparison, the fund’s benchmark, the MSCI ACWI ex USA Index (the “Index”), produced a total return of −6.95% for the same period.2

Large-cap stocks generally lost ground during the period under pressure from increasing inflationary pressures, rising interest rates and heightened geopolitical tensions. The fund outperformed the Index for the period, largely due to its emphasis on high-dividend-paying stocks, which were favored by the market.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on dividend-paying stocks of foreign companies, including those of emerging market countries. The fund normally invests substantially all of its assets in the equity securities of issuers located outside the United States and diversifies broadly among developed and emerging market countries. The fund may invest in the stocks of companies of any market capitalization.

We select stocks through a disciplined investment process using proprietary, quantitative computer models that analyze a diverse set of characteristics to identify and rank stocks according to earnings quality. Based on this analysis, we generally select from the higher ranked, dividend-paying securities those stocks that we believe will continue to pay above-average dividends. We seek to overweight higher dividend-paying stocks, while maintaining country and sector weights generally similar to those of the Index.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The U.S. Federal Reserve (the “Fed”), which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December 2021, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

Stock prices declined under pressure from increasingly risk-off sentiment, with small-cap issues significantly underperforming their large-cap counterparts, and growth-oriented stocks underperforming value-oriented shares. Within the Index, high-dividend-paying stocks sharply outperformed low-dividend-paying issues. From a global perspective, emerging markets trailed developed markets. Regarding sectors, energy stocks significantly outperformed on rising petroleum and natural gas prices, while financial stocks benefited from the rising interest-rate environment. The traditional growth-oriented sectors of consumer discretionary and technology underperformed.

Benefiting from the Investor Preference for Dividend Yield

The fund’s focus on dividend yield positioned it to perform relatively well amid the risk-off sentiment that prevailed during the six-month period. Returns relative to the Index further benefited from good stock selection in energy, the best-performing benchmark sector, where stocks were bolstered by rising oil and gas prices. Two of the fund’s top three performers were energy companies: Canadian National Resources and Italy-based Eni. Among financials, another leading benchmark sector, returns were bolstered by holdings in The Toronto-Dominion Bank, which was rewarded by the market for beating earnings expectations and announcing its acquisition of First Horizon to expand the company’s footprint in the southeast United States. Good stock selection in the relatively weak technology sector further enhanced the fund’s performance compared to the Index, while disappointing selection in materials and real estate detracted. Notably underperforming holdings included Finnish utility company Fortum, which lists Russia as its largest area of service, and diversified Australian firm Wesfarmers, which faced headwinds from pandemic-related lockdowns and store closures, rising labor costs, and supply-chain disruptions.

From a country perspective, the fund saw strong returns from positions in the United Arab Emirates and Qatar, while shares in Russia and Poland lagged. Stock selection proved particularly favorable in Japan and Canada, while selection underperformed in Finland and Saudi Arabia. As the period progressed, the fund added to its exposure in the United Kingdom and Japan, while trimming exposure in Finland and Singapore. Sector changes included increased exposure to energy and communications services, and reduced exposure to materials.

Maintaining a Diversified, Dividend-Focused Portfolio

The risks and uncertainties that weighed on equities during the past six months are likely to persist as central banks come to grips with inflationary forces, and as geopolitical conflicts remain untamed. In this environment, we believe the fund is well positioned to provide investors with diversified access to international, high-dividend-paying stocks that reflect the geographic, sector and market capitalization characteristics of the Index. While the fund maintains weightings similar to those of the Index, it does hold modest overweights and underweights in some areas. As of February 28, 2022, sector overweights included energy, financials and utilities, while underweights

16

included materials and consumer discretionary. Country overweights included the United Kingdom, Taiwan and Finland, with underweights in China and Germany, and zero exposure to Russia.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI ACWI ex USA Index captures large- and mid-cap representation across developed market (DM) countries (excluding the U.S.) and emerging market (EM) countries. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

17

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022, as provided by Jeffrey M. Mortimer, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Asset Allocation Fund’s (the “fund”) Class M shares produced a total return of −4.00%, and Investor shares produced a total return of −4.14%.1 In comparison, the fund’s benchmark, the Morningstar Moderate Target Risk Index (the “Index”), produced a total return of −4.60% for the same period.2

Stocks and bonds generally lost ground during the period under pressure from increasing inflationary pressures, rising interest rates and heightened geopolitical tensions. The fund outperformed the Index, driven largely by exposure to large-cap, value-oriented equities.

The Fund’s Investment Approach

The fund seeks long-term growth of principal in conjunction with current income. The fund may invest in both individual securities and other investment companies, including other series of BNY Mellon Funds Trust, funds in the BNY Mellon Family of Funds and unaffiliated open-end funds, closed-end funds, and exchange-traded funds (collectively, the “underlying funds”). To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large-Cap Equities, Small-Cap and Mid-Cap Equities, Developed International and Global Equities, Emerging Market Equities, Investment-Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) allocates the fund’s investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis and its outlook for the economy and financial markets. The underlying funds are selected by BNYM Investment Adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors, including the correlation and covariance among the underlying funds.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The U.S. Federal Reserve (the “Fed”), which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December 2021, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

Stock prices declined under pressure from increasingly risk-off sentiment, with small-cap issues significantly underperforming their large-cap counterparts, and growth-oriented stocks underperforming value-oriented shares. From a global perspective, U.S.-based issues tended to maintain their value better than international equities, while emerging markets trailed developed markets. Bond prices trended lower as well as spreads widened and yields crept higher, with short-term rates rising faster than long-term rates. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Short-duration instruments tended to outperform their longer-duration counterparts, while higher-rated, higher-quality issues tended to outperform lower-rated bonds.

Equity Exposure Drives Outperformance

The fund benefited from overweight exposure to some of the better-performing asset classes during the period, including U.S. large-cap stocks, value-oriented stocks and floating-rate loans. Some of that exposure came through investments in underlying funds, and some through direct investments in a selection of stocks designed to track the performance of the S&P 500® Index, a widely recognized benchmark of large-cap U.S. equities. Performance also benefited from the fund’s sale of its holdings in BNY Mellon International Small Cap Fund in November 2021, signaling a modest shift toward a more defensive posture and a reduction in international small-cap exposure. However, the fund continued to hold significant international exposure through other holdings, which detracted from relative performance.

From a manager selection standpoint, performance was mixed, with some funds outperforming their respective benchmarks while others lagged. Leading contributors to relative performance included BNY Mellon Income Stock Fund, BNY Mellon High Yield Fund and BNY Mellon Select Managers Small Cap Value Fund. Detractors included BNY Mellon International Equity Fund and BNY Mellon Research Growth Fund.

Positioned Cautiously in a Challenging Environment

Despite the risk-off sentiment that has predominated in recent months, economic fundamentals remain strong, particularly in U.S. markets where we see strong corporate earnings, robust consumer demand and positive employment numbers. Clearly, risks and uncertainties remain embedded in inflationary trends, the likelihood of central bank tightening and rising geopolitical tensions. Nevertheless, in our opinion, the chance of an imminent recession remains low. We have taken steps to rebalance the fund to reduce its exposure to risk, moving closer to benchmark equity and fixed-income allocations in recognition

18

of current market challenges. As of February 28, 2022, we believe the fund is well positioned given prevailing conditions.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Morningstar Inc. — Morningstar Moderate Target Risk Index serves as a benchmark to help with target-risk, mutual fund selection and evaluation by offering an objective yardstick for moderate performance comparison. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

19

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$2.74	$3.96	-	-	-	-
Ending value (after expenses)	$975.10	$974.10	-	-	-	-
Annualized expense ratio (%)	.56	.81	-	-	-	-
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$4.23	$5.52	$5.93	$9.78	$4.54	$4.28
Ending value (after expenses)	$1,081.80	$1,080.00	$1,080.90	$1,076.20	$1,082.40	$1,081.80
Annualized expense ratio (%)	.82	1.07	1.15	1.90	.88	.83
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.29	$5.48	-	-	-	-
Ending value (after expenses)	$924.40	$923.20	-	-	-	-
Annualized expense ratio (%)	.90	1.15	-	-	-	-
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.85	$6.05	-	-	-	-
Ending value (after expenses)	$936.70	$935.60	-	-	-	-
Annualized expense ratio (%)	1.01	1.26	-	-	-	-
BNY Mellon Focused Equity Opportunities Fund
Expenses paid per $1,000†	$4.24	$5.45	-	-	-	-
Ending value (after expenses)	$964.20	$963.10	-	-	-	-
Annualized expense ratio (%)	.87	1.12	-	-	-	-
BNY Mellon International Fund
Expenses paid per $1,000†	$4.90	$6.10	-	-	-	-
Ending value (after expenses)	$938.50	$937.50	-	-	-	-
Annualized expense ratio (%)	1.02	1.27	-	-	-	-
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$6.70	$7.88	-	-	-	-
Ending value (after expenses)	$916.20	$915.00	-	-	-	-
Annualized expense ratio (%)	1.41	1.66	-	-	-	-
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$6.11	$7.34	-	-	-	-
Ending value (after expenses)	$987.80	$986.70	-	-	-	-
Annualized expense ratio (%)	1.24	1.49	-	-	-	-
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.85	$3.06	-	-	-	-
Ending value (after expenses)	$960.00	$958.60	-	-	-	-
Annualized expense ratio (%)	.38	.63	-	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$2.81	$4.06	-	-	-	-
Ending value (after expenses)	$1,022.02	$1,020.78	-	-	-	-
Annualized expense ratio (%)	.56	.81	-	-	-	-
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$4.11	$5.36	$5.76	$9.49	$4.41	$4.16
Ending value (after expenses)	$1,020.73	$1,019.49	$1,019.09	$1,015.37	$1,020.43	$1,020.68
Annualized expense ratio (%)	.82	1.07	1.15	1.90	.88	.83
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.51	$5.76	-	-	-	-
Ending value (after expenses)	$1,020.33	$1,019.09	-	-	-	-
Annualized expense ratio (%)	.90	1.15	-	-	-	-
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$5.06	$6.31	-	-	-	-
Ending value (after expenses)	$1,019.79	$1,018.55	-	-	-	-
Annualized expense ratio (%)	1.01	1.26	-	-	-	-
BNY Mellon Focused Equity Opportunities Fund
Expenses paid per $1,000†	$4.36	$5.61	-	-	-	-
Ending value (after expenses)	$1,020.48	$1,019.24	-	-	-	-
Annualized expense ratio (%)	.87	1.12	-	-	-	-
BNY Mellon International Fund
Expenses paid per $1,000†	$5.11	$6.36	-	-	-	-
Ending value (after expenses)	$1,019.74	$1,018.50	-	-	-	-
Annualized expense ratio (%)	1.02	1.27	-	-	-	-
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$7.05	$8.30	-	-	-	-
Ending value (after expenses)	$1,017.80	$1,016.56	-	-	-	-
Annualized expense ratio (%)	1.41	1.66	-	-	-	-
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$6.21	$7.45	-	-	-	-
Ending value (after expenses)	$1,018.65	$1,017.41	-	-	-	-
Annualized expense ratio (%)	1.24	1.49	-	-	-	-
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.91	$3.16	-	-	-	-
Ending value (after expenses)	$1,022.91	$1,021.67	-	-	-	-
Annualized expense ratio (%)	.38	.63	-	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 51.4%
Automobiles & Components - 1.1%
Aptiv	340	[a]	44,010
Ford Motor	5,065		88,941
General Motors	12,765	[a]	596,381
Tesla	1,066	[a]	927,878
		1,657,210
Banks - 1.9%
Bank of America	9,689		428,254
Citigroup	2,070		122,606
Citizens Financial Group	1,275		66,836
Comerica	700		66,843
Fifth Third Bancorp	2,879		137,731
Huntington Bancshares	605		9,390
JPMorgan Chase & Co.	3,720		527,496
KeyCorp	1,020		25,571
M&T Bank	296	[b]	53,940
People's United Financial	1,060		22,345
Regions Financial	2,395		57,935
The PNC Financial Services Group	683		136,088
Truist Financial	13,547		842,894
U.S. Bancorp	1,482		83,792
Wells Fargo & Co.	4,392		234,401
Zions Bancorp	925		65,573
		2,881,695
Capital Goods - 3.3%
3M	388		57,676
Allegion	768		87,951
Carrier Global	1,781		79,931
Caterpillar	709		132,994
Deere & Co.	2,495		898,250
Dover	465		72,940
Eaton	5,032		776,387
Emerson Electric	663		61,606
Fastenal	2,860		147,176
Fortive	566		36,649
General Dynamics	453		106,206
General Electric	808		77,172
Hexcel	845		48,926
Honeywell International	4,168		790,878
Illinois Tool Works	280		60,575
Ingersoll Rand	1,873		94,624
Johnson Controls International	1,011		65,675
Lockheed Martin	479		207,790
Northrop Grumman	338		149,443
Otis Worldwide	240		18,799
Parker-Hannifin	352		104,329
Raytheon Technologies	2,127		218,443
Stanley Black & Decker	410		66,707
The Boeing Company	753	[a]	154,621
The Toro Company	1,280		120,077
Trane Technologies	706		108,675
TransDigm Group	78	[a]	51,994
United Rentals	274	[a]	88,124
W.W. Grainger	98		46,752
Xylem	707		62,888
		4,994,258

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 51.4%(continued)
Commercial & Professional Services - .2%
Cintas	99		37,157
Robert Half International	720		86,609
Waste Management	1,346		194,362
		318,128
Consumer Durables & Apparel - .7%
Lennar, Cl. A	1,020		91,678
NIKE, Cl. B	6,090		831,589
VF	580		33,652
Whirlpool	220		44,279
		1,001,198
Consumer Services - 1.1%
Booking Holdings	116	[a]	251,981
Darden Restaurants	367		53,296
Expedia Group	89	[a]	17,454
Marriott International, Cl. A	552	[a]	93,917
McDonald's	1,316		322,117
MGM Resorts International	1,380		61,120
Royal Caribbean Cruises	6,321	[a]	510,231
Starbucks	2,118		194,411
Wynn Resorts	203	[a]	17,564
Yum! Brands	598		73,303
		1,595,394
Diversified Financials - 2.4%
American Express	978		190,260
Ameriprise Financial	372		111,522
Berkshire Hathaway, Cl. B	2,161	[a]	694,653
BlackRock	220		163,656
Capital One Financial	750		114,952
CME Group	3,534		835,897
Discover Financial Services	817		100,850
Intercontinental Exchange	2,123		271,999
Invesco	930		19,753
Moody's	817		263,099
Morgan Stanley	2,153		195,363
S&P Global	557	[b]	209,114
State Street	639		54,526
The Charles Schwab	2,261		190,964
The Goldman Sachs Group	450		153,580
		3,570,188
Energy - 1.9%
APA	1,055		37,590
Baker Hughes	1,220		35,844
Chevron	1,832		263,808
ConocoPhillips	1,487		141,057
Coterra Energy	730		17,031
Devon Energy	1,345		80,095
Diamondback Energy	391		53,997
EOG Resources	795		91,361
Exxon Mobil	4,429		347,322
Halliburton	2,710		90,866
Hess	545		55,078
Marathon Oil	3,250		73,320
Marathon Petroleum	1,191		92,743
Occidental Petroleum	1,490		65,158

22

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 51.4%(continued)
Energy - 1.9% (continued)
ONEOK	955		62,362
Phillips 66	853		71,857
Pioneer Natural Resources	4,968		1,190,333
Schlumberger	830		32,569
The Williams Companies	829		25,931
Valero Energy	1,133		94,617
		2,922,939
Food & Staples Retailing - 1.1%
Costco Wholesale	2,457		1,275,797
Sysco	1,180		102,778
The Kroger Company	1,907		89,248
Walgreens Boots Alliance	342		15,763
Walmart	1,579		213,418
		1,697,004
Food, Beverage & Tobacco - 1.4%
Altria Group	1,869		95,861
Archer-Daniels-Midland	1,120		87,864
Constellation Brands, Cl. A	724		156,109
McCormick & Co.	1,008		95,931
Mondelez International, Cl. A	2,705		177,123
Monster Beverage	1,635	[a]	137,994
PepsiCo	1,571		257,236
Philip Morris International	1,605		162,217
The Coca-Cola Company	11,650		725,096
The Hershey Company	281		56,835
Tyson Foods, Cl. A	1,240		114,898
		2,067,164
Health Care Equipment & Services - 3.4%
Abbott Laboratories	2,846		343,285
ABIOMED	133	[a]	41,328
Align Technology	285	[a]	145,766
AmerisourceBergen	555		79,104
Anthem	449		202,881
Baxter International	1,320		112,160
Becton Dickinson & Co.	495		134,284
Boston Scientific	17,289	[a]	763,655
Cardinal Health	385		20,794
Centene	335	[a]	27,678
Cerner	1,125		104,906
Cigna	712		169,299
CVS Health	1,837		190,405
DexCom	72	[a]	29,802
Edwards Lifesciences	1,269	[a]	142,598
Humana	297		128,993
Intuitive Surgical	1,242	[a]	360,590
Medtronic	1,906		200,111
ResMed	629		155,206
Stryker	1,200		316,020
UnitedHealth Group	3,124		1,486,618
		5,155,483
Household & Personal Products - .7%
Colgate-Palmolive	1,668		128,353
Kimberly-Clark	744		96,832
The Clorox Company	583		84,996

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 51.4%(continued)
Household & Personal Products - .7% (continued)
The Estee Lauder Companies, Cl. A	1,124		333,075
The Procter & Gamble Company	2,698		420,591
		1,063,847
Insurance - 1.4%
American International Group	17,540		1,074,150
Aon, Cl. A	496		144,901
Chubb	649		132,162
Cincinnati Financial	954		117,142
Lincoln National	1,056		71,196
Marsh & McLennan	983		152,768
MetLife	822		55,526
Principal Financial Group	645		45,563
Prudential Financial	251		28,027
The Allstate	703		86,019
The Hartford Financial Services Group	1,080		75,038
The Travelers Companies	709		121,827
		2,104,319
Materials - 1.4%
Air Products & Chemicals	463		109,407
Albemarle	73		14,300
Amcor	275		3,198
CF Industries Holdings	530		43,031
Corteva	1,574		81,895
Dow	1,054		62,144
DuPont de Nemours	7,999		618,883
Ecolab	555		97,824
FMC	1,045		122,526
Freeport-McMoRan	3,025		142,024
International Paper	1,149		50,016
Linde	845		247,788
LyondellBasell Industries, Cl. A	330		32,086
Newmont	1,390		92,018
PPG Industries	687		91,680
The Mosaic Company	725		38,012
The Sherwin-Williams Company	449		118,145
Vulcan Materials	679		123,205
		2,088,182
Media & Entertainment - 4.4%
Activision Blizzard	875		71,312
Alphabet, Cl. A	895	[a]	2,417,520
Alphabet, Cl. C	484	[a]	1,305,745
Charter Communications, Cl. A	244	[a]	146,834
Comcast, Cl. A	15,070		704,673
Meta Platforms, Cl. A	4,331	[a]	913,971
Netflix	831	[a]	327,846
News Corporation, Cl. A	2,855		63,724
Paramount Global, Cl. B	1,489		45,578
Take-Two Interactive Software	153	[a]	24,786
The Walt Disney Company	3,482	[a]	516,938
Twitter	755	[a]	26,840
		6,565,767

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 51.4%(continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
AbbVie	8,739		1,291,362
Amgen	1,023		231,689
Biogen	324	[a]	68,367
Bristol-Myers Squibb	3,033		208,276
Danaher	3,422		939,031
Eli Lilly & Co.	1,985		496,151
Gilead Sciences	2,601		157,100
Illumina	165	[a]	53,889
Johnson & Johnson	4,169		686,092
Merck & Co.	3,511		268,872
Mettler-Toledo International	77	[a]	108,473
Moderna	105	[a]	16,128
Organon & Co.	781		29,155
PerkinElmer	108		19,398
Pfizer	8,123		381,294
Regeneron Pharmaceuticals	91	[a]	56,271
Thermo Fisher Scientific	746		405,824
Viatris	3,500		38,535
Waters	357	[a]	113,073
West Pharmaceutical Services	96		37,160
Zoetis	357		69,133
		5,675,273
Real Estate - 1.1%
American Tower	2,915	[c]	661,326
AvalonBay Communities	384	[c]	91,619
Crown Castle International	913	[c]	152,097
Equinix	179	[c]	127,042
Extra Space Storage	300	[c]	56,445
Federal Realty Investment Trust	173	[c]	20,341
Host Hotels & Resorts	1,125	[c]	20,554
Iron Mountain	835	[c]	41,065
Kimco Realty	3,040	[c]	71,531
Mid-America Apartment Communities	370	[c]	75,706
Prologis	534	[c]	77,884
Regency Centers	795	[c]	52,383
Simon Property Group	480	[c]	66,029
Ventas	1,050	[c]	56,700
Welltower	185	[c]	15,409
Weyerhaeuser	1,890	[c]	73,483
		1,659,614
Retailing - 3.0%
Amazon.com	888	[a]	2,727,279
Bath & Body Works	890		47,499
Dollar General	450		89,253
Dollar Tree	548	[a]	77,860
eBay	1,442		78,719
Genuine Parts	414		50,574
Lowe's	1,122		248,029
O'Reilly Automotive	400	[a]	259,696
Ross Stores	1,188		108,571
Target	573		114,468
The Home Depot	1,467		463,323

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 51.4%(continued)
Retailing - 3.0% (continued)
The TJX Companies	4,374		289,121
		4,554,392
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices	9,534	[a]	1,175,924
Analog Devices	1,149		184,173
Applied Materials	1,569		210,560
Broadcom	633		371,850
Intel	4,907		234,064
Lam Research	1,404		788,135
Micron Technology	1,880		167,057
NVIDIA	7,613		1,856,430
Qualcomm	1,614		277,592
Texas Instruments	2,129		361,909
		5,627,694
Software & Services - 7.2%
Accenture, Cl. A	1,043		329,609
Adobe	1,113	[a]	520,528
Ansys	227	[a]	73,591
Atlassian, Cl. A	1,975	[a]	603,797
Autodesk	589	[a]	129,715
Automatic Data Processing	1,280		261,683
Block	3,205	[a]	408,637
Cognizant Technology Solutions, Cl. A	1,677		144,440
Fiserv	1,438	[a]	140,449
Fortinet	392	[a]	135,052
International Business Machines	463		56,722
Intuit	548		259,955
Jack Henry & Associates	655		115,804
Manhattan Associates	780	[a]	104,270
Mastercard, Cl. A	1,778		641,538
Microsoft	16,059		4,798,269
Oracle	2,192		166,526
Paychex	1,953		232,524
Paycom Software	116	[a]	39,348
PayPal Holdings	4,548	[a]	509,058
salesforce.com	1,612	[a]	339,374
ServiceNow	299	[a]	173,396
Visa, Cl. A	2,472	[b]	534,249
		10,718,534
Technology Hardware & Equipment - 4.1%
Amphenol, Cl. A	5,116		388,867
Apple	28,035		4,629,139
Cisco Systems	7,907		440,973
Cognex	1,365		92,219
Corning	2,010		81,204
Hewlett Packard Enterprise	4,708		74,951
HP	2,713		93,219
IPG Photonics	560	[a]	72,996
Motorola Solutions	631		139,091
TE Connectivity	420		59,821
		6,072,480
Telecommunication Services - .3%
AT&T	7,168		169,810

24

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description		Shares		Value ($)
Common Stocks - 51.4%(continued)
Telecommunication Services - .3% (continued)
Lumen Technologies		3,403	[b]	35,255
T-Mobile US		109	[a]	13,430
Verizon Communications		5,440		291,965
			510,460
Transportation - .8%
CSX		4,299		145,779
Expeditors International of Washington		940		97,158
FedEx		596		132,473
Norfolk Southern		435		111,586
Old Dominion Freight Line		440		138,173
Southwest Airlines		2,515	[a]	110,157
Union Pacific		1,040		255,788
United Parcel Service, Cl. B		827		174,017
			1,165,131
Utilities - .9%
American Electric Power		1,275		115,579
CMS Energy		2,391		153,048
Constellation Energy		649		29,841
DTE Energy		660		80,249
Duke Energy		52		5,221
Eversource Energy		990		80,982
Exelon		830		35,325
NextEra Energy		3,696		289,286
NiSource		3,900		112,827
NRG Energy		1,560		59,030
Pinnacle West Capital		375		26,561
Sempra Energy		1,006		145,085
The AES		2,860		60,718
Xcel Energy		1,960		131,967
			1,325,719
Total Common Stocks(cost $20,160,588)			76,992,073
	1-Day Yield (%)
Investment Companies - 47.2%
Registered Investment Companies - 47.2%
BNY Mellon Dynamic Value Fund, Cl. Y		599,109	[d]	24,485,567
BNY Mellon Income Stock Fund, Cl. M		1,650,922	[d]	15,304,050
BNY Mellon Research Growth Fund, Cl. Y		1,657,762	[d]	30,768,069
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.10	93,065	[d]	93,065
Total Investment Companies(cost $50,468,994)			70,650,751

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $90,082)	0.10	90,082	[d]	90,082
Total Investments (cost $70,719,664)		98.7%	147,732,906
Cash and Receivables (Net)		1.3%	1,945,259
Net Assets		100.0%	149,678,165

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $794,086 and the value of the collateral was $820,559, consisting of cash collateral of $90,082 and U.S. Government & Agency securities valued at $730,477. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	47.3
Information Technology	15.0
Health Care	7.2
Consumer Discretionary	5.9
Financials	5.7
Communication Services	4.7
Industrials	4.3
Consumer Staples	3.2
Energy	2.0
Materials	1.4
Real Estate	1.1
Utilities	.9
98.7

† Based on net assets.

See notes to financial statements.

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 47.2%
BNY Mellon Dynamic Value Fund, Cl. Y - 16.4%	81,580,823	9,000,000	(56,043,500)	6,234,504	(16,286,260)	24,485,567	14,237,376
BNY Mellon Income Stock Fund, Cl. M - 10.2%	51,268,427	3,000,000	(34,624,470)	4,123,030	(8,462,937)	15,304,050	7,899,504
BNY Mellon Research Growth Fund, Cl. Y - 20.5%	103,515,800	-	(56,664,270)	6,275,325	(22,358,786)	30,768,069	7,148,815
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	4,067,746	279,786,818	(283,761,499)	-	-	93,065	3,232
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .1%	72,956	353,403	(336,277)	-	-	90,082	2,275	††
Total - 47.3%	240,505,752	292,140,221	(431,430,016)	16,632,859	(47,107,983)	70,740,833	29,291,202

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

26

BNY Mellon Income Stock Fund
Description		Shares	Value ($)
Common Stocks - 93.3%
Automobiles & Components - 1.1%
General Motors		108,427	[a] 5,065,709
Banks - 9.5%
Bank of America		170,140	7,520,188
Comerica		96,309	9,196,546
JPMorgan Chase & Co.		71,125	10,085,525
U.S. Bancorp		331,900	18,765,626
			45,567,885
Capital Goods - 6.4%
Eaton		31,870	4,917,222
Hubbell		46,483	8,285,595
L3Harris Technologies		33,721	8,508,146
Northrop Grumman		9,084	4,016,400
Raytheon Technologies		50,794	5,216,544
			30,943,907
Consumer Durables & Apparel - .9%
Newell Brands		174,110	4,135,113
Consumer Services - 2.2%
International Game Technology		343,653	[b] 10,522,655
Diversified Financials - 9.7%
Ameriprise Financial		34,990	10,489,652
CME Group		19,594	4,634,569
Morgan Stanley		150,034	13,614,085
State Street		86,228	7,357,835
The Charles Schwab		40,682	3,436,002
Voya Financial		108,891	[b] 7,333,809
			46,865,952
Energy - 10.5%
ConocoPhillips		54,488	5,168,732
Devon Energy		174,748	10,406,243
EQT		251,783	5,826,259
Exxon Mobil		106,380	8,342,320
Hess		68,502	6,922,812
Marathon Petroleum		176,362	13,733,309
			50,399,675
Food, Beverage & Tobacco - 1.5%
British American Tobacco, ADR		88,917	3,933,688
PepsiCo		21,064	3,449,019
			7,382,707
Health Care Equipment & Services - 7.4%
CVS Health		117,026	12,129,745
Medtronic		103,628	10,879,904
UnitedHealth Group		26,570	12,643,866
			35,653,515
Insurance - 7.3%
Assurant		72,104	12,236,770
Chubb		54,772	11,153,770
MetLife		171,643	11,594,485
			34,985,025

BNY Mellon Income Stock Fund (continued)
Description		Shares	Value ($)
Common Stocks - 93.3%(continued)
Materials - 3.7%
CF Industries Holdings		110,122	8,940,805
Freeport-McMoRan		191,335	8,983,178
			17,923,983
Media & Entertainment - 1.1%
Comcast, Cl. A		116,053	5,426,638
Pharmaceuticals Biotechnology & Life Sciences - 9.0%
AbbVie		153,427	22,671,908
Eli Lilly & Co.		31,180	7,793,441
Merck & Co.		78,518	6,012,908
Organon & Co.		180,694	6,745,307
			43,223,564
Real Estate - 2.1%
Medical Properties Trust		259,335	[b,c] 5,274,874
Weyerhaeuser		125,659	[c] 4,885,622
			10,160,496
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials		32,550	4,368,210
Qualcomm		51,233	8,811,564
			13,179,774
Technology Hardware & Equipment - 5.8%
Cisco Systems		271,943	15,166,261
Corning		117,094	4,730,598
Hewlett Packard Enterprise		500,703	7,971,192
			27,868,051
Telecommunication Services - 1.9%
Vodafone Group, ADR		505,315	8,944,075
Transportation - 1.2%
Norfolk Southern		22,050	5,656,266
Utilities - 9.3%
Clearway Energy, Cl. C		184,621	[b] 6,166,341
Constellation Energy		119,205	5,481,046
Exelon		332,472	14,150,008
NextEra Energy Partners		89,231	[b] 6,960,910
The AES		257,856	5,474,283
Vistra Energy		294,487	6,720,193
			44,952,781
Total Common Stocks(cost $334,221,445)			448,857,771
	Preferred Dividend Rate (%)
Preferred Stocks - 1.5%
Health Care Equipment & Services - 1.5%
Becton Dickinson & Co. (cost $6,776,651)	5.69	133,051	[b] 7,139,516

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Income Stock Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 5.5%
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $26,402,030)	0.10	26,402,030	[d] 26,402,030

Investment of Cash Collateral for Securities Loaned - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $17,068,296)	0.10	17,068,296	[d] 17,068,296
Total Investments (cost $384,468,422)		103.8%	499,467,613
Liabilities, Less Cash and Receivables		(3.8%)	(18,457,675)
Net Assets		100.0%	481,009,938

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $30,510,178 and the value of the collateral was $31,197,578, consisting of cash collateral of $17,068,296 and U.S. Government & Agency securities valued at $14,129,282. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	26.5
Health Care	17.9
Energy	10.5
Utilities	9.4
Investment Companies	9.0
Information Technology	8.5
Industrials	7.6
Consumer Discretionary	4.1
Materials	3.7
Communication Services	3.0
Real Estate	2.1
Consumer Staples	1.5
103.8

† Based on net assets.

See notes to financial statements.

28

BNY Mellon Income Stock Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.5%	20,524,470	119,646,961	(113,769,401)	26,402,030	7,653
Investment of Cash Collateral for Securities Loaned - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 3.5%	11,371,294	57,047,066	(51,350,064)	17,068,296	16,437	††
Total - 9.0%	31,895,764	176,694,027	(165,119,465)	43,470,326	24,090

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

BNY Mellon Income Stock Fund
Options Written
Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Cisco Systems Inc, Contracts 379	65.00	4/14/2022	2,463,500	(2,274)
Devon Energy Corp, Contracts 543	55.00	4/14/2022	2,986,500	(374,670)
General Motors Co, Contracts 194	70.00	3/18/2022	1,358,000	(582)
Jpmorgan Chase & Co, Contracts 144	175.00	3/18/2022	2,520,000	(288)
Qualcomm Inc, Contracts 119	230.00	4/14/2022	2,737,000	(5,117)
Exxon Mobil Corp, Contracts 371	70.00	4/14/2022	2,597,000	(339,465)
Total Options Written (premiums received $248,509)				(722,396)

See notes to financial statements.

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - .6%
Aptiv	14,470	[a]	1,872,997
BorgWarner	9,390		385,084
Gentex	117,425		3,554,455
Harley-Davidson	135,334		5,589,294
Lear	12,044		1,895,003
QuantumScape	10,805	[a,b]	174,393
Thor Industries	7,630		690,515
		14,161,741
Banks - 4.2%
Citizens Financial Group	26,980		1,414,292
Comerica	15,510		1,481,050
Cullen/Frost Bankers	6,220		875,341
East West Bancorp	100,142		8,768,434
F.N.B.	47,780		641,685
Fifth Third Bancorp	260,603		12,467,248
First Hawaiian	25,650		745,645
First Horizon	9,460		222,121
First Republic Bank	26,558		4,601,439
Huntington Bancshares	1,032,970		16,031,694
KeyCorp	399,024		10,003,532
M&T Bank	3,655	[b]	666,051
MGIC Investment	71,255		1,081,651
PacWest Bancorp	5,825		287,871
Popular	115,056		10,567,894
Regions Financial	126,240		3,053,746
Signature Bank	37,388		12,894,747
SVB Financial Group	5,767	[a]	3,494,802
Synovus Financial	30,815		1,622,410
Truist Financial	106,319		6,615,168
Umpqua Holdings	22,490		480,161
Webster Financial	39,042		2,350,719
Wintrust Financial	8,355		830,153
Zions Bancorp	31,720		2,248,631
		103,446,485
Capital Goods - 9.9%
A.O. Smith	4,665		319,926
Advanced Drainage Systems	124,829		14,570,041
AECOM	17,410		1,265,011
Air Lease	8,345		348,487
Allegion	32,153		3,682,162
Altra Industrial Motion	42,574		1,808,118
AMETEK	109,783		14,248,736
Axon Enterprise	68,321	[a]	9,582,020
BWX Technologies	52,373		2,797,766
Carrier Global	38,505		1,728,104
ChargePoint Holdings	105	[a,b]	1,525
CNH Industrial	604,481		8,662,213
Colfax	141,018	[a,b]	5,670,334

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Capital Goods - 9.9% (continued)
Cummins	6,041		1,233,089
Curtiss-Wright	23,498		3,466,425
Donaldson	26,780		1,453,351
Dover	56,024		8,787,925
Eaton	41,751		6,441,762
Fastenal	19,190		987,517
Flowserve	19,205		583,256
Fortune Brands Home & Security	44,482		3,865,486
Generac Holdings	28,603	[a]	9,023,388
General Dynamics	17,327		4,062,315
Graco	40,767		2,938,893
HEICO, Cl. A	47,933		5,891,924
Hexcel	68,023		3,938,532
Howmet Aerospace	147,001		5,280,276
Huntington Ingalls Industries	7,681		1,569,996
IDEX	60,744		11,656,774
Ingersoll Rand	26,105		1,318,825
ITT	21,579		1,896,147
L3Harris Technologies	17,610		4,443,179
Lincoln Electric Holdings	11,160		1,422,454
Masco	112,527		6,306,013
Maxar Technologies	50,559		1,640,134
MDU Resources Group	23,030		616,513
Mercury Systems	70,541	[a]	4,247,979
Nordson	12,997		2,943,691
nVent Electric	13,130		445,501
Oshkosh	34,362		3,815,556
Owens Corning	13,495		1,257,599
PACCAR	22,335		2,050,576
Parker-Hannifin	30,921		9,164,675
Plug Power	26,625	[a,b]	673,346
Quanta Services	75,468		8,221,484
Resideo Technologies	86,670	[a]	2,230,886
Rockwell Automation	9,508		2,534,643
Roper Technologies	30,940		13,867,927
Sensata Technologies Holding	30,765	[a]	1,781,601
Snap-on	3,705		778,717
Spirit AeroSystems Holdings, Cl. A	9,680		484,000
Stanley Black & Decker	16,676		2,713,185
Sunrun	5,275	[a]	143,902
Textron	90,920		6,648,980
The Timken Company	22,040		1,444,942
Trane Technologies	18,780		2,890,805
TransDigm Group	8,180	[a]	5,452,706
Trex	5,817	[a]	534,233
United Rentals	12,836	[a]	4,128,314
Virgin Galactic Holdings	30,695	[a,b]	297,128
W.W. Grainger	4,434		2,115,284

30

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Capital Goods - 9.9% (continued)
Watsco	22,542		6,155,319
Westinghouse Air Brake Technologies	19,895		1,846,654
Xylem	25,277		2,248,389
		244,626,639
Commercial & Professional Services - 3.7%
ADT	585,202	[b]	4,277,827
ASGN	30,180	[a]	3,343,642
Cintas	12,968		4,867,150
Clarivate	568,241	[a,b]	8,512,250
Copart	98,220	[a]	12,069,274
CoStar Group	216,123	[a]	13,185,664
Equifax	14,959		3,266,148
IAA	12,220	[a]	448,963
Jacobs Engineering Group	12,785		1,572,555
Legalzoom.com	6,800	[a,b]	106,148
Leidos Holdings	38,360		3,906,582
Republic Services	28,571		3,436,520
Ritchie Bros Auctioneers	140,413		7,354,833
Robert Half International	32,747		3,939,137
Science Applications International	25,193		2,209,174
Stericycle	280	[a]	16,341
Verisk Analytics	58,843		10,435,218
Waste Connections	58,946		7,279,242
		90,226,668
Consumer Durables & Apparel - 4.2%
Callaway Golf	50,716	[a,b]	1,254,714
Capri Holdings	21,955	[a]	1,487,232
D.R. Horton	12,075		1,031,205
Garmin	40,177		4,437,148
Hanesbrands	51,240	[b]	791,658
Hasbro	140,265	[b]	13,612,718
Leggett & Platt	22,780		844,682
Lululemon Athletica	61,950	[a]	19,820,283
Mohawk Industries	20,705	[a]	2,914,850
Newell Brands	272,745		6,477,694
NVR	555	[a]	2,751,934
Peloton Interactive, Cl. A	322,227	[a]	9,363,917
Polaris	42,330	[b]	5,143,518
PulteGroup	38,310		1,902,475
Skechers USA, CI. A	201,642	[a]	9,271,499
Tapestry	170,915		6,990,423
Tempur Sealy International	67,834	[b]	2,239,200
Toll Brothers	25,915		1,406,148
Under Armour, Cl. A	293,467	[a]	5,250,125
Whirlpool	29,181	[b]	5,873,260
		102,864,683
Consumer Services - 4.4%
Aramark	294,313		10,877,808

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Consumer Services - 4.4% (continued)
Caesars Entertainment	15,709	[a]	1,322,541
Carnival	82,500	[a,b]	1,677,225
Chegg	29,320	[a]	916,836
Chipotle Mexican Grill	2,787	[a]	4,245,576
Churchill Downs	2,056		495,229
Darden Restaurants	28,227		4,099,125
Domino's Pizza	1,213		524,271
DraftKings, Cl. A	94,445	[a,b]	2,236,458
Expedia Group	161,790	[a]	31,728,637
Frontdoor	13,494	[a]	405,495
H&R Block	3,915	[b]	97,131
Hilton Worldwide Holdings	19,703	[a]	2,932,989
Hyatt Hotels, Cl. A	3,080	[a]	299,099
International Game Technology	48,584	[b]	1,487,642
Las Vegas Sands	52,946	[a]	2,269,266
Marriott International, Cl. A	18,482	[a]	3,144,527
Membership Collective Group, Cl. A	227,337	[a,b]	1,861,890
MGM Resorts International	51,420		2,277,392
Norwegian Cruise Line Holdings	386,261	[a]	7,528,227
Planet Fitness, Cl. A	157,921	[a]	13,364,854
Royal Caribbean Cruises	18,349	[a]	1,481,131
Service Corp. International	32,565		1,981,580
Six Flags Entertainment	27,440	[a]	1,198,030
The Wendy's Company	39,635		901,300
Travel + Leisure	51,718		2,898,794
Wyndham Hotels & Resorts	53,416		4,615,677
Wynn Resorts	14,610	[a]	1,264,057
Yum China Holdings	18,955		986,039
		109,118,826
Diversified Financials - 5.1%
AGNC Investment	6,660	[b,c]	85,981
Ally Financial	58,030		2,895,697
Ameriprise Financial	56,428		16,916,550
Ares Management, Cl. A	158,507		12,853,333
Capital One Financial	56,689		8,688,723
Cboe Global Markets	6,542		767,311
Credit Acceptance	1,043	[a,b]	573,775
Discover Financial Services	60,854		7,511,818
Equitable Holdings	41,880		1,367,801
Evercore, Cl. A	9,198		1,168,238
Franklin Resources	30,910		918,954
Intercontinental Exchange	66,185		8,479,622
Invesco	43,145		916,400
KKR & Co.	20,610		1,239,073
LPL Financial Holdings	60,378		10,925,399
MarketAxess Holdings	2,287		872,330
MSCI	3,382		1,696,716
Nasdaq	19,414		3,322,706
Northern Trust	19,900		2,266,610

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Diversified Financials - 5.1% (continued)
Raymond James Financial	89,408		9,803,587
S&P Global	10,837		4,071,531
SLM	214,222		4,220,173
Starwood Property Trust	66,080	[c]	1,575,347
State Street	51,559		4,399,529
Synchrony Financial	37,586		1,607,929
T. Rowe Price Group	17,895		2,586,901
Tradeweb Markets, Cl. A	39,679		3,352,082
Virtu Financial, Cl. A	23,840		836,307
Voya Financial	132,321		8,911,819
		124,832,242
Energy - 4.6%
Antero Midstream	28,870	[b]	289,855
Baker Hughes	63,210		1,857,110
Cheniere Energy	25,110		3,337,119
ConocoPhillips	58,142		5,515,350
Continental Resources	13,190	[b]	731,122
Coterra Energy	50,675		1,182,248
Devon Energy	137,966		8,215,875
Diamondback Energy	65,146		8,996,663
DT Midstream	10,030		532,593
EQT	623,322		14,423,671
Halliburton	161,369		5,410,703
Hess	30,550		3,087,383
HollyFrontier	68,385	[a]	2,082,323
Marathon Oil	141,040		3,181,862
Marathon Petroleum	76,635		5,967,567
New Fortress Energy	13,272	[b]	366,174
NOV	55,710		955,426
Occidental Petroleum	59,865		2,617,896
ONEOK	25,660		1,675,598
Phillips 66	16,665		1,403,860
Pioneer Natural Resources	80,344		19,250,422
Schlumberger	195,527		7,672,479
Targa Resources	22,185		1,450,233
The Williams Companies	24,340		761,355
Valero Energy	136,216		11,375,398
		112,340,285
Food & Staples Retailing - .3%
Casey's General Stores	3,018		567,625
Grocery Outlet Holding	11,765	[a,b]	327,185
The Kroger Company	25,875		1,210,950
US Foods Holding	135,142	[a]	5,282,701
		7,388,461
Food, Beverage & Tobacco - 1.7%
Archer-Daniels-Midland	18,945		1,486,235
Beyond Meat	2,329	[a,b]	108,951
Brown-Forman, Cl. B	21,662		1,413,012
Bunge	15,695		1,640,912

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Food, Beverage & Tobacco - 1.7% (continued)
Coca-Cola Europacific Partners	61,329		3,140,658
Conagra Brands	274,827		9,610,700
Freshpet	23,680	[a]	2,255,046
Ingredion	6,635		588,790
Keurig Dr. Pepper	69,990		2,706,513
Lamb Weston Holdings	17,296		1,148,973
McCormick & Co.	29,770		2,833,211
Molson Coors Beverage, Cl. B	147,263		7,684,183
The Boston Beer Company, Cl. A	969	[a]	371,573
The Hain Celestial Group	14,670	[a]	533,401
The Hershey Company	10,259		2,074,985
The J.M. Smucker Company	1,779		239,720
Tyson Foods, Cl. A	38,890		3,603,547
		41,440,410
Health Care Equipment & Services - 8.1%
ABIOMED	47,870	[a]	14,875,124
Alcon	67,473	[a,b]	5,194,746
Align Technology	35,456	[a]	18,134,326
Amedisys	1,058	[a]	169,534
AmerisourceBergen	53,434		7,615,948
Boston Scientific	41,571	[a]	1,836,191
Centene	180,882	[a]	14,944,471
Cerner	20,590		1,920,017
Change Healthcare	30,250	[a]	647,955
Cigna	8,387		1,994,261
DaVita	12,890	[a]	1,453,605
Dentsply Sirona	15,876		859,527
DexCom	31,898	[a]	13,202,901
Encompass Health	133,463		8,811,227
Envista Holdings	14,515	[a]	696,720
Guardant Health	7,101	[a]	470,583
HCA Healthcare	14,480		3,624,489
HealthEquity	20,336	[a]	1,092,247
Henry Schein	22,740	[a]	1,964,281
Humana	10,773		4,678,929
IDEXX Laboratories	24,875	[a]	13,242,206
Inspire Medical Systems	8,676	[a]	2,117,465
Insulet	21,742	[a]	5,754,890
Laboratory Corp. of America Holdings	29,324	[a]	7,954,428
Masimo	22,620	[a]	3,561,519
Molina Healthcare	17,263	[a]	5,297,497
Novocure	8,392	[a]	686,969
Penumbra	2,214	[a]	490,932
Quest Diagnostics	16,544		2,171,731
Quidel	4,670	[a,b]	494,039
ResMed	19,620		4,841,235
Signify Health, CI. A	22,260	[a]	312,753

32

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Health Care Equipment & Services - 8.1% (continued)
Steris	39,508		9,481,920
Tandem Diabetes Care	5,716	[a]	643,793
Teladoc Health	98,763	[a,b]	7,497,099
Teleflex	2,037		685,063
The Cooper Companies	17,719		7,247,425
Universal Health Services, Cl. B	30,119		4,335,028
Veeva Systems, Cl. A	16,395	[a]	3,755,275
Zimmer Biomet Holdings	113,248		14,404,013
		199,162,362
Household & Personal Products - .5%
Church & Dwight	93,897		9,187,821
Coty, Cl. A	81,095	[a]	743,641
Herbalife Nutrition	4,435	[a]	157,797
Spectrum Brands Holdings	50		4,639
The Clorox Company	9,182		1,338,644
		11,432,542
Insurance - 3.0%
Aflac	28,025		1,712,047
Alleghany	6,486	[a]	4,293,213
American Financial Group	10,223		1,384,092
American International Group	74,589		4,567,830
Aon, Cl. A	12,515		3,656,132
Arch Capital Group	137,718	[a]	6,487,895
Assurant	17,375		2,948,711
Assured Guaranty	22,525		1,395,874
Cincinnati Financial	18,094		2,221,762
Erie Indemnity, Cl. A	127		22,238
Everest Re Group	24,176		7,209,767
Fidelity National Financial	38,340		1,826,518
First American Financial	6,095		408,609
Globe Life	27,718		2,798,409
GoHealth, Cl. A	45,950	[a,b]	102,469
Lemonade	12,370	[a,b]	314,816
Lincoln National	29,615		1,996,643
Markel	3,599	[a]	4,473,233
Old Republic International	68,960		1,817,096
Principal Financial Group	37,100		2,620,744
Prudential Financial	6,660		743,656
Reinsurance Group of America	89,103		9,877,959
The Hanover Insurance Group	2,953		411,973
The Hartford Financial Services Group	53,110		3,690,083
The Travelers Companies	12,629		2,170,041
Unum Group	42,355		1,182,552
W.R. Berkley	38,725		3,496,867
		73,831,229
Materials - 4.3%
Albemarle	12,121		2,374,383

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Materials - 4.3% (continued)
Alcoa	4,750		357,865
Ashland Global Holdings	9,861		909,973
Avery Dennison	22,789		4,015,422
Axalta Coating Systems	82,263	[a]	2,224,392
Ball	27,110		2,432,851
Celanese	21,213		2,954,547
Cleveland-Cliffs	24,260	[a,b]	542,454
Corteva	160,320		8,341,450
Crown Holdings	33,769		4,142,443
DuPont de Nemours	56,171		4,345,950
Eastman Chemical	14,635		1,733,808
FMC	55,326		6,486,973
Freeport-McMoRan	171,125		8,034,319
Huntsman	38,360		1,551,278
International Flavors & Fragrances	12,210		1,623,930
International Paper	2,950		128,414
LyondellBasell Industries, Cl. A	10,725		1,042,792
Martin Marietta Materials	6,915		2,623,551
Newmont	197,973		13,105,813
Olin	18,700		963,237
Packaging Corp. of America	16,505		2,429,371
PPG Industries	15,324		2,044,988
Reliance Steel & Aluminum	9,199		1,755,813
Royal Gold	9,890		1,199,261
RPM International	2,980		252,019
Sealed Air	29,410		1,974,293
Sonoco Products	14,300		839,696
Steel Dynamics	41,570		2,934,011
Sylvamo	194	[a]	6,771
The Chemours Company	485		13,386
The Mosaic Company	248,488		13,028,226
Valvoline	27,071		875,205
Vulcan Materials	41,121		7,461,405
WestRock	19,221		870,135
		105,620,425
Media & Entertainment - 2.9%
Activision Blizzard	121,661		9,915,371
Cable One	191		273,674
Discovery, Cl. C	18,195	[a]	508,914
DISH Network, Cl. A	15,915	[a]	508,643
Fox, Cl. A	28,045		1,173,122
InterActiveCorp	13,255	[a]	1,521,144
Liberty Broadband, Cl. A	2,552	[a]	369,555
Liberty Broadband, Cl. C	13,908	[a]	2,040,304
Liberty Media Corp-Liberty Formula One, Cl. C	122,203	[a,b]	7,421,388
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[a]	514,176

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Media & Entertainment - 2.9% (continued)
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	1,027,534
Live Nation Entertainment	71,570	[a]	8,647,087
Match Group	44,173	[a]	4,924,848
News Corporation, Cl. A	66,975		1,494,882
Nexstar Media Group, Cl. A	2,490		460,774
Omnicom Group	23,400		1,963,026
Paramount Global, Cl. B	38,976		1,193,055
Pinterest, Cl. A	25,137		672,415
Playtika Holding	9,295	[a]	191,477
Roku	27,019	[a,b]	3,769,961
Skillz	58,475	[a,b]	181,857
Spotify Technology	32,549	[a]	5,083,828
Take-Two Interactive Software	8,172	[a]	1,323,864
TEGNA	152,141		3,487,072
The Interpublic Group of Companies	55,660		2,048,288
The New York Times Company, Cl. A	17,640		775,984
Twitter	208,609	[a]	7,416,050
Vimeo	21,519	[a]	279,532
Yelp	43,312	[a]	1,467,844
Zynga, Cl. A	125,400	[a]	1,138,632
		71,794,301
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
10X Genomics, CI. A	29,058	[a,b]	2,367,355
Adaptive Biotechnologies	14,060	[a]	202,886
Agilent Technologies	36,870		4,806,373
Alnylam Pharmaceuticals	7,849	[a]	1,238,965
Avantor	132,968	[a]	4,612,660
Biohaven Pharmaceutical Holding	53,249	[a]	6,321,189
BioMarin Pharmaceutical	50,971	[a]	3,981,855
Bio-Techne	14,156		5,937,168
Catalent	108,184	[a]	11,039,095
Charles River Laboratories International	14,450	[a]	4,207,262
CureVac	6,825	[a,b]	114,797
Elanco Animal Health	318,603	[a]	9,051,511
Exact Sciences	13,705	[a]	1,069,812
Horizon Therapeutics	105,475	[a]	9,616,156
ICON	25,377	[a]	6,039,980
Illumina	14,601	[a]	4,768,687
Incyte	14,730	[a]	1,006,059
Ionis Pharmaceuticals	17,320	[a,b]	578,142
IQVIA Holdings	17,713	[a]	4,076,116
Maravai LifeSciences Holdings, Cl. A	7,835	[a]	306,113
Mettler-Toledo International	3,004	[a]	4,231,855
Mirati Therapeutics	5,150	[a]	454,693
Moderna	20,555	[a]	3,157,248
Natera	3,835	[a]	252,151

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.7% (continued)
Nektar Therapeutics	17,975	[a]	184,064
Neurocrine Biosciences	109,715	[a]	9,860,087
Novavax	5,001	[a,b]	416,933
Organon & Co.	17,075		637,410
Perrigo	2,725		96,792
QIAGEN	28,976	[a]	1,439,817
Repligen	37,788	[a]	7,432,900
Royalty Pharma, CI. A	1,875		73,613
Sage Therapeutics	10,262	[a]	373,229
Sarepta Therapeutics	178,457	[a]	13,671,591
Seagen	8,113	[a]	1,045,522
Ultragenyx Pharmaceutical	5,685	[a]	382,714
uniQure	21,556	[a,b]	366,236
United Therapeutics	38,016	[a]	6,318,259
Viatris	515,130		5,671,581
Waters	7,571	[a]	2,397,963
West Pharmaceutical Services	4,337		1,678,766
		141,485,605
Real Estate - 5.5%
Alexandria Real Estate Equities	37,148	[c]	7,035,831
American Campus Communities	25,130	[c]	1,352,245
American Homes 4 Rent, Cl. A	73,925	[c]	2,809,889
Apartment Income REIT	17,839	[c]	920,671
AvalonBay Communities	7,330	[c]	1,748,865
Brixmor Property Group	79,420	[c]	1,995,030
Camden Property Trust	19,110	[c]	3,155,252
CBRE Group, Cl. A	128,135	[a]	12,409,875
Cousins Properties	91,347	[c]	3,528,735
CubeSmart	13,560	[c]	653,728
CyrusOne	13,910	[c]	1,256,768
Digital Realty Trust	52,911	[c]	7,138,752
Duke Realty	90,014	[c]	4,770,742
Equinix	5,324	[c]	3,778,603
Equity Lifestyle Properties	52,700	[c]	3,932,474
Equity Residential	160,482	[c]	13,689,115
Essex Property Trust	22,117	[c]	7,014,849
Extra Space Storage	22,840	[c]	4,297,346
Federal Realty Investment Trust	6,272	[c]	737,462
Healthcare Trust of America, Cl. A	11,800	[c]	346,802
Healthpeak Properties	93,482	[c]	2,903,551
Highwoods Properties	27,540	[c]	1,200,744
Host Hotels & Resorts	64,354	[c]	1,175,748
Hudson Pacific Properties	24,345	[c]	642,708
Iron Mountain	8,705	[b,c]	428,112
Kilroy Realty	36,096	[c]	2,585,196
Kimco Realty	91,134	[c]	2,144,383
Lamar Advertising, Cl. A	31,178	[c]	3,400,273
Life Storage	11,322	[c]	1,433,252

34

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Real Estate - 5.5% (continued)
Medical Properties Trust	71,725	[c]	1,458,886
Mid-America Apartment Communities	6,670	[c]	1,364,749
National Retail Properties	17,080	[c]	727,779
Omega Healthcare Investors	59,025	[c]	1,662,734
Opendoor Technologies	30,298	[a]	252,988
Orion Office REIT	4,325	[a,c]	73,655
Park Hotels & Resorts	31,625	[a,c]	595,815
Rayonier	24,799	[c]	984,520
Realty Income	34,746	[c]	2,296,363
Regency Centers	69,389	[c]	4,572,041
Simon Property Group	22,995	[c]	3,163,192
SL Green Realty	14,014	[b,c]	1,114,393
Spirit Realty Capital	23,674	[c]	1,097,763
STORE Capital	25,790	[c]	792,269
UDR	28,390	[c]	1,557,759
Ventas	25,565	[c]	1,380,510
VICI Properties	44,120	[c]	1,233,595
Welltower	78,411	[c]	6,530,852
Weyerhaeuser	27,897	[c]	1,084,635
WP Carey	9,295	[c]	719,433
Zillow Group, Cl. C	56,180	[a]	3,231,474
		134,382,406
Retailing - 4.7%
Advance Auto Parts	7,533		1,540,348
AutoZone	6,506	[a]	12,123,215
Bath & Body Works	25,435		1,357,466
Best Buy	37,737		3,646,904
Burlington Stores	38,229	[a]	8,635,549
CarMax	16,745	[a,b]	1,830,731
Carvana	2,965	[a]	446,144
Coupang	110,562	[a,b]	2,932,104
Dollar Tree	82,661	[a]	11,744,475
Doordash, Cl. A	5,532	[a]	580,583
Etsy	29,729	[a]	4,604,725
Farfetch, Cl. A	121,671	[a]	2,317,833
Five Below	3,867	[a]	632,680
Foot Locker	17,950		567,579
Genuine Parts	14,435		1,763,380
Kohl's	30,965		1,722,273
Leslie's	905	[a]	19,286
LKQ	73,674		3,458,994
Nordstrom	13,130	[a,b]	272,316
Ollie's Bargain Outlet Holdings	40,453	[a,b]	1,746,761
O'Reilly Automotive	25,269	[a]	16,405,646
Pool	31,104		14,263,672
Qurate Retail, Ser. A	65,235		359,445
Ross Stores	90,860		8,303,695
The Gap	54,205		788,683

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Retailing - 4.7% (continued)
Tractor Supply	12,777		2,603,825
Ulta Beauty	24,070	[a]	9,014,215
Victoria's Secret & Co.	12,270	[a,b]	658,040
Wayfair, Cl. A	8,160	[a,b]	1,149,499
Williams-Sonoma	7,545		1,092,969
		116,583,035
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices	45,780	[a]	5,646,505
Enphase Energy	7,423	[a]	1,237,414
KLA	5,843		2,036,285
Marvell Technology	76,714		5,241,868
Microchip Technology	61,215		4,305,251
Monolithic Power Systems	2,853		1,308,671
NVIDIA	25,994		6,338,637
NXP Semiconductors	13,747		2,613,580
ON Semiconductor	4,880	[a]	305,537
Qorvo	61,182	[a]	8,368,474
Skyworks Solutions	86,883		12,004,624
Teradyne	4,109		484,533
Universal Display	6,433		996,536
Wolfspeed	10,420	[a]	1,070,342
		51,958,257
Software & Services - 12.6%
Affirm Holdings	32,608	[a,b]	1,364,319
Akamai Technologies	16,890	[a]	1,828,511
Alliance Data Systems	5,835		393,571
Alteryx, Cl. A	8,115	[a]	505,564
Anaplan	6,435	[a]	304,826
Ansys	41,930	[a]	13,593,287
Aspen Technology	5,404	[a]	823,624
Bill.com Holdings	39,945	[a]	9,502,117
Black Knight	14,860	[a]	834,983
BlackLine	74,534	[a]	5,613,156
Block	86,775	[a]	11,063,812
Broadridge Financial Solutions	62,513		9,140,026
C3.ai, Cl. A	12,770	[a,b]	286,303
Cadence Design Systems	8,891	[a]	1,346,364
Ceridian HCM Holding	196	[a]	14,290
Check Point Software Technologies	14,894	[a]	2,157,843
Citrix Systems	11,990		1,228,975
Cloudflare, Cl. A	13,459	[a]	1,566,897
Cognizant Technology Solutions, Cl. A	51,003		4,392,888
Coupa Software	5,757	[a]	696,655
CrowdStrike Holdings, CI. A	12,728	[a]	2,484,633
Datadog, Cl. A	19,791	[a]	3,188,528
Datto Holding	1,905	[a,b]	44,691
DocuSign	47,403	[a]	5,613,937

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Software & Services - 12.6% (continued)
Dolby Laboratories, Cl. A	63,305		4,754,205
Duck Creek Technologies	6,875	[a]	161,425
DXC Technology	15,730	[a]	535,292
Dynatrace	14,725	[a]	654,084
EPAM Systems	27,931	[a]	5,802,665
Euronet Worldwide	114,323	[a]	14,659,638
EVERTEC	44,245		1,785,728
Fair Isaac	647	[a]	304,860
Fidelity National Information Services	63,052		6,004,442
Fiserv	73,970	[a]	7,224,650
Five9	6,361	[a]	699,710
FLEETCOR Technologies	4,275	[a]	1,001,205
Fortinet	6,566	[a]	2,262,118
Gartner	38,783	[a]	10,875,529
Global Payments	137,624		18,356,289
Globant	564	[a]	154,536
Guidewire Software	2,904	[a]	255,988
HubSpot	44,821	[a]	23,531,025
Intuit	29,784		14,128,636
Jack Henry & Associates	13,910		2,459,288
Jamf Holding	5,145	[a,b]	176,010
Mandiant	30,045	[a]	594,891
MongoDB	3,612	[a]	1,379,748
N-Able	7,365	[a]	85,213
nCino	320	[a,b]	14,698
NCR	5,765	[a]	233,598
New Relic	1,460	[a]	96,710
NortonLifeLock	189,757		5,499,158
Nutanix, Cl. A	11,340	[a]	302,778
Okta	13,797	[a]	2,522,643
Palantir Technologies, Cl. A	64,626	[a]	765,818
Palo Alto Networks	10,882	[a]	6,466,628
Paychex	23,210		2,763,383
Paycom Software	5,762	[a]	1,954,528
Paylocity Holding	1,775	[a]	377,081
PTC	5,660	[a]	629,845
RingCentral, Cl. A	9,804	[a]	1,282,755
Sabre	49,775	[a,b]	544,041
ServiceNow	19,438	[a]	11,272,485
Shift4 Payments, Cl. A	8,135	[a,b]	428,308
Shopify, Cl. A	10,306	[a]	7,155,044
Smartsheet, Cl. A	11,499	[a]	611,402
SolarWinds	20,210	[a,b]	273,846
Splunk	125,608	[a]	14,834,305
SS&C Technologies Holdings	160,390		12,024,438
StoneCo, CI. A	8,665	[a]	97,395
Synopsys	5,795	[a]	1,810,300
Teradata	515	[a]	25,745

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.9%(continued)
Software & Services - 12.6% (continued)
The Trade Desk, Cl. A	81,912	[a]	6,988,732
The Western Union Company	10,325		187,709
Twilio, Cl. A	66,377	[a]	11,602,700
Tyler Technologies	23,646	[a]	10,126,636
Unity Software	10,077	[a]	1,072,697
Verisign	13,314	[a]	2,845,468
WEX	3,636	[a]	612,702
Zendesk	44,313	[a]	5,169,998
Zoom Video Communications, CI. A	13,427	[a]	1,780,420
Zscaler	11,060	[a]	2,644,999
		310,855,968
Technology Hardware & Equipment - 4.6%
Amphenol, Cl. A	278,218		21,147,350
Arista Networks	7,460	[a]	915,566
CDW	3,923		676,561
Ciena	11,675	[a]	798,803
Cognex	73,319		4,953,432
CommScope Holding	36,955	[a]	352,551
Corning	16,580		669,832
F5	6,940	[a]	1,393,899
Flex	148,088	[a]	2,441,971
HP	54,780		1,882,241
IPG Photonics	579	[a]	75,473
Jabil	15,780		912,242
Keysight Technologies	100,801	[a]	15,863,053
Lumentum Holdings	59,318	[a,b]	5,864,177
Motorola Solutions	17,464		3,849,590
NetApp	60,349		4,730,155
Nokia, ADR	1,808,191		9,673,822
Pure Storage, Cl. A	27,470	[a]	712,572
TE Connectivity	47,113		6,710,305
Teledyne Technologies	1,768	[a]	759,144
Trimble	143,466	[a]	10,006,753
Western Digital	205,543	[a]	10,470,360
Xerox Holdings	59,635		1,175,406
Zebra Technologies, Cl. A	17,187	[a]	7,104,075
		113,139,333
Telecommunication Services - .0%
Lumen Technologies	51,800	[b]	536,648
Transportation - 1.9%
Alaska Air Group	91,442	[a]	5,133,554
American Airlines Group	39,040	[a,b]	673,440
Canadian Pacific Railway	39,470	[b]	2,773,952
Copa Holdings, Cl. A	8,759	[a]	743,114
Delta Air Lines	4,115	[a]	164,271
Expeditors International of Washington	49,854		5,152,909
J.B. Hunt Transport Services	23,397		4,747,953
JetBlue Airways	36,505	[a]	557,431

36

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description		Shares		Value ($)
Common Stocks - 97.9%(continued)
Transportation - 1.9% (continued)
Landstar System		9,758		1,506,733
Lyft, Cl. A		522,822	[a]	20,358,689
Norfolk Southern		11,975		3,071,827
Ryder System		14,205		1,119,922
TuSimple Holdings, Cl. A		4,325	[a,b]	75,342
United Airlines Holdings		34,750	[a]	1,542,900
			47,622,037
Utilities - 3.3%
Ameren		53,545		4,602,193
American Electric Power		22,508		2,040,350
American Water Works		22,414		3,386,531
CenterPoint Energy		274,358		7,503,691
CMS Energy		45,405		2,906,374
Constellation Energy		163,193		7,503,614
DTE Energy		32,410		3,940,732
Edison International		88,180		5,592,376
Entergy		58,277		6,131,323
Essential Utilities		19,250		906,867
Eversource Energy		43,050		3,521,490
Exelon		163,295		6,949,835
FirstEnergy		7,295		305,296
IDACORP		1,090		113,306
NiSource		44,550		1,288,831
NRG Energy		65,635		2,483,628
Pinnacle West Capital		23,700		1,678,671
PPL		241,269		6,314,010
Public Service Enterprise Group		12,840		832,417
The AES		70,645		1,499,793
UGI		11,375		437,255
Vistra Energy		319,422		7,289,210
WEC Energy Group		20,550		1,867,584
Xcel Energy		42,585		2,867,248
			81,962,625
Total Common Stocks(cost $1,258,245,242)			2,410,813,213

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell Mid-Cap Growth ETF		37,806	[b]	3,745,818
SPDR S&P MidCap 400 ETF Trust		17,717	[b]	8,600,540
Total Exchange-Traded Funds(cost $12,260,831)			12,346,358
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $38,113,666)	0.10	38,113,666	[d]	38,113,666

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $37,283,072)	0.10	37,283,072	[d]	37,283,072
Total Investments (cost $1,345,902,811)		101.4%	2,498,556,309
Liabilities, Less Cash and Receivables		(1.4%)	(34,944,737)
Net Assets		100.0%	2,463,611,572
ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $83,408,016 and the value of the collateral was $85,247,007, consisting of cash collateral of $37,283,072 and U.S. Government & Agency securities valued at $47,963,935. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.4
Industrials	15.5
Consumer Discretionary	13.9
Health Care	13.8
Financials	12.3
Real Estate	5.5
Energy	4.6
Materials	4.3
Investment Companies	3.5
Utilities	3.3
Communication Services	2.9
Consumer Staples	2.4
101.4

† Based on net assets.

See notes to financial statements.

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.5%	41,572,222	182,489,425	(185,947,981)	38,113,666	10,785
Investment of Cash Collateral for Securities Loaned - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.5%	-	82,159,552	(44,876,480)	37,283,072	22,454	††
Total - 3.0%	41,572,222	264,648,977	(230,824,461)	75,396,738	33,239

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

38

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - .5%
Gentherm	46,704	[a]	3,962,367
Banks - 9.7%
BankUnited	116,589		5,153,234
Banner	33,874		2,086,977
Central Pacific Financial	94,645		2,762,688
Columbia Banking System	112,638		4,125,930
CVB Financial	99,220		2,339,608
Essent Group	161,413		7,131,226
First Bancorp	391,594		5,529,307
First Bancorp	50,254		2,255,400
First Hawaiian	83,343		2,422,781
First Interstate BancSystem, Cl. A	155,157		6,299,374
First Merchants	68,595		3,000,345
HarborOne Bancorp	117,046		1,731,110
Heritage Commerce	165,632		1,969,365
Heritage Financial	62,107		1,628,446
National Bank Holdings, Cl. A	36,611		1,624,796
Old National Bancorp	120,233		2,197,859
Seacoast Banking Corp. of Florida	94,085		3,448,215
Silvergate Capital, Cl. A	42,655	[a]	5,463,252
SouthState	16,941		1,524,690
Synovus Financial	94,331		4,966,527
UMB Financial	34,182		3,481,779
United Community Bank	59,243		2,290,334
Webster Financial	61,822		3,722,303
		77,155,546
Capital Goods - 14.4%
AerCap Holdings	25,763	[a]	1,402,280
Aerojet Rocketdyne Holdings	61,361	[a]	2,377,739
AeroVironment	32,347	[a]	2,298,254
APi Group	94,568	[a]	2,039,832
Armstrong World Industries	51,643		4,565,241
Array Technologies	320,594	[a]	3,603,477
Astec Industries	30,230		1,505,454
Astra Space	119,667	[a,b]	416,441
BWX Technologies	31,245		1,669,108
Construction Partners, Cl. A	173,838	[a]	4,651,905
Curtiss-Wright	13,670		2,016,598
Dycom Industries	37,179	[a]	3,236,804
EMCOR Group	26,048		3,009,586
Energy Recovery	226,378	[a]	4,301,182
EnerSys	62,925		4,576,535
Fluor	514,040	[a,b]	11,134,106
Gibraltar Industries	75,051	[a]	3,626,464
GrafTech International	683,246		6,887,120
Granite Construction	66,966		2,027,061
Hyster-Yale Materials Handling	19,118		731,837
Kornit Digital	37,289	[a]	3,536,116

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.1%(continued)
Capital Goods - 14.4% (continued)
Lindsay	12,097		1,587,247
Matrix Service	337,028	[a]	2,338,974
Maxar Technologies	103,903		3,370,613
Mercury Systems	100,660	[a]	6,061,745
MSC Industrial Direct, Cl. A	27,826		2,155,959
Ribbit LEAP	15,189	[a]	150,827
SiteOne Landscape Supply	12,383	[a]	2,135,201
Spirit AeroSystems Holdings, Cl. A	75,359		3,767,950
Terex	47,893		1,977,023
The AZEK Company	34,488	[a]	1,017,051
The Gorman-Rupp Company	32,561		1,213,223
Titan Machinery	112,149	[a]	3,177,181
Triumph Group	78,807	[a]	1,973,327
Valmont Industries	13,511		2,924,456
Wabash National	373,641		6,366,843
WESCO International	40,155	[a]	4,888,068
		114,718,828
Commercial & Professional Services - 2.7%
CACI International, Cl. A	14,629	[a]	4,093,048
Huron Consulting Group	50,504	[a]	2,491,362
KBR	147,894		7,341,458
Korn Ferry	21,717		1,438,968
Li-Cycle Holdings	121,943	[a,b]	947,497
The Brink's Company	39,283		2,752,167
U.S. Ecology	56,060	[a]	2,659,486
		21,723,986
Consumer Durables & Apparel - 3.2%
Callaway Golf	170,478	[a]	4,217,626
Capri Holdings	63,351	[a]	4,291,397
Cavco Industries	11,234	[a]	3,062,725
GoPro, Cl. A	718,861	[a]	6,182,205
Helen of Troy	7,026	[a]	1,445,037
Meritage Homes	32,323	[a]	3,186,401
Oxford Industries	7,155		632,430
Skechers USA, CI. A	45,677	[a]	2,100,228
Sonos	23,095	[a]	632,572
		25,750,621
Consumer Services - 4.5%
Bloomin‘ Brands	190,165		4,679,961
Cracker Barrel Old Country Store	14,633		1,964,773
European Wax Center, Cl. A	78,708	[a,b]	1,957,468
Houghton Mifflin Harcourt	643,216	[a]	13,475,375
Membership Collective Group, Cl. A	179,780	[a,b]	1,472,398
OneSpaWorld Holdings	117,692	[a]	1,216,935
Papa John's International	27,488		2,936,268
Planet Fitness, Cl. A	92,049	[a]	7,790,107
		35,493,285

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.1%(continued)
Diversified Financials - 2.1%
Cohen & Steers	19,585		1,591,477
Federated Hermes	147,268		4,811,246
LPL Financial Holdings	22,461		4,064,318
MarketWise	130,187	[a,b]	670,463
PJT Partners, Cl. A	49,274		3,144,667
PROG Holdings	25,416	[a]	778,746
WisdomTree Investments	293,601		1,652,974
		16,713,891
Energy - 5.7%
Cactus, Cl. A	189,219		9,585,835
Chesapeake Energy	35,877	[b]	2,771,498
CNX Resources	476,772	[a]	7,790,455
Comstock Resources	327,514	[a]	2,718,366
EQT	298,598		6,909,558
Helix Energy Solutions Group	664,386	[a]	2,690,763
PBF Energy, Cl. A	253,811	[a]	4,218,339
Viper Energy Partners	304,024		8,941,346
		45,626,160
Food & Staples Retailing - 1.5%
Grocery Outlet Holding	181,791	[a,b]	5,055,608
The Chefs' Warehouse	195,708	[a]	6,429,008
		11,484,616
Food, Beverage & Tobacco - 1.1%
Fresh Del Monte Produce	48,294		1,249,849
Freshpet	38,621	[a]	3,677,878
J&J Snack Foods	11,912		1,950,233
The Boston Beer Company, Cl. A	5,575	[a]	2,137,790
		9,015,750
Health Care Equipment & Services - 8.7%
1Life Healthcare	289,230	[a,b]	3,126,576
Acadia Healthcare	108,708	[a]	6,164,831
Amedisys	15,015	[a]	2,406,004
Apria	35,690	[a]	1,332,665
AtriCure	30,299	[a]	2,104,266
Encompass Health	34,497		2,277,492
Evolent Health, Cl. A	262,187	[a,b]	6,987,284
Health Catalyst	135,420	[a]	3,672,590
Inspire Medical Systems	4,830	[a]	1,178,810
iRhythm Technologies	43,295	[a]	5,596,745
ModivCare	36,675	[a]	4,327,650
Nevro	11,096	[a]	795,583
NuVasive	86,292	[a]	4,670,123
Omnicell	3,926	[a]	507,553
Outset Medical	50,298	[a]	2,211,603
Privia Health Group	352,545	[a,b]	9,074,508
R1 RCM	321,364	[a]	8,737,887
Teladoc Health	13,789	[a]	1,046,723
TransMedics Group	150,677	[a]	2,790,538
		69,009,431

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.1%(continued)
Household & Personal Products - 1.4%
Inter Parfums	54,148		5,029,266
Spectrum Brands Holdings	61,038		5,663,106
		10,692,372
Insurance - 1.5%
BRP Group, Cl. A	168,274	[a]	4,672,969
Palomar Holdings	20,301	[a]	1,307,993
Selective Insurance Group	34,812		2,896,010
The Hanover Insurance Group	24,118		3,364,702
		12,241,674
Materials - 4.7%
Alamos Gold, Cl. A	868,978		6,395,678
Carpenter Technology	77,924		2,991,502
Constellium	156,730	[a]	3,045,264
Hecla Mining	364,469		2,099,341
IAMGOLD	400,928	[a]	1,166,700
Largo	158,730	[a,b]	1,630,157
Livent	61,598	[a,b]	1,450,633
Materion	26,858		2,243,986
MP Materials	152,137	[a,b]	6,940,490
Royal Gold	21,296		2,582,353
Schnitzer Steel Industries, Cl. A	35,565		1,730,237
Summit Materials, Cl. A	78,432	[a]	2,448,647
Tronox Holdings, Cl. A	149,019		3,025,086
		37,750,074
Media & Entertainment - 3.2%
Cardlytics	38,440	[a,b]	2,229,520
Eventbrite, Cl. A	412,951	[a,b]	6,239,690
Genius Sports	125,460	[a,b]	708,849
IMAX	155,970	[a]	3,225,460
John Wiley & Sons, Cl. A	24,852		1,250,304
Lions Gate Entertainment, Cl. A	153,646	[a,b]	2,360,003
Lions Gate Entertainment, Cl. B	164,510	[a]	2,344,268
Manchester United, Cl. A	73,238	[b]	985,051
Scholastic	44,821		1,886,068
TEGNA	66,669		1,528,053
TrueCar	397,198	[a]	1,326,641
Ziff Davis	14,423	[a]	1,450,954
		25,534,861
Pharmaceuticals Biotechnology & Life Sciences - 7.8%
10X Genomics, CI. A	13,827	[a,b]	1,126,486
Adaptive Biotechnologies	23,718	[a]	342,251
Alkermes	287,691	[a]	7,151,998
Arena Pharmaceuticals	69,876	[a]	6,636,124
Ascendis Pharma, ADR	6,580	[a]	739,526
Beam Therapeutics	18,703	[a,b]	1,465,380
Biohaven Pharmaceutical Holding	36,386	[a]	4,319,382
Blueprint Medicines	14,629	[a]	885,786
CareDx	24,042	[a]	922,732

40

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.1%(continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.8% (continued)
Cerevel Therapeutics Holdings	113,377	[a,b]	3,001,089
Crinetics Pharmaceuticals	83,556	[a]	1,672,791
Denali Therapeutics	79,737	[a]	2,596,237
Edgewise Therapeutics	57,465	[a,b]	677,512
Iovance Biotherapeutics	58,519	[a]	916,993
Kymera Therapeutics	20,914	[a]	831,541
MeiraGTx Holdings	34,964	[a]	501,034
NanoString Technologies	45,942	[a]	1,629,103
Natera	36,155	[a]	2,377,191
Pacific Biosciences of California	48,498	[a,b]	578,096
PTC Therapeutics	48,683	[a]	1,709,747
Quanterix	148,922	[a]	5,024,628
Sarepta Therapeutics	38,037	[a]	2,914,015
Twist Bioscience	38,397	[a]	2,147,928
Ultragenyx Pharmaceutical	36,980	[a]	2,489,494
uniQure	32,823	[a,b]	557,663
Vanda Pharmaceuticals	107,865	[a]	1,225,346
Xenon Pharmaceuticals	231,437	[a]	7,336,553
		61,776,626
Real Estate - 4.3%
Agree Realty	41,932	[c]	2,689,938
Colliers International Group	34,037		4,674,642
Douglas Elliman	110,228	[a]	831,119
EPR Properties	16,559	[c]	824,638
Highwoods Properties	33,370	[c]	1,454,932
Newmark Group, Cl. A	124,118		2,194,406
Pebblebrook Hotel Trust	195,913	[c]	4,410,002
Physicians Realty Trust	153,578	[c]	2,497,178
Potlatchdeltic	42,665	[c]	2,342,309
Rayonier	47,559	[c]	1,888,092
Redfin	90,697	[a,b]	1,961,776
STAG Industrial	37,213	[c]	1,449,818
Sunstone Hotel Investors	202,697	[a,c]	2,144,534
Terreno Realty	28,051	[c]	1,929,628
Urban Edge Properties	154,450	[c]	2,814,079
		34,107,091
Retailing - 1.8%
Bed Bath & Beyond	139,031	[a,b]	2,348,234
Designer Brands, Cl. A	68,771	[a]	897,462
Funko, Cl. A	84,407	[a]	1,473,746
Guess?	34,946		765,317
National Vision Holdings	57,231	[a]	2,098,661
Ollie's Bargain Outlet Holdings	21,971	[a]	948,708
Party City Holdco	727,675	[a]	3,150,833
Petco Health & Wellness	109,049	[a]	1,910,539
Urban Outfitters	27,087	[a]	745,163
		14,338,663

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.1%(continued)
Semiconductors & Semiconductor Equipment - 2.6%
Diodes	66,825	[a]	5,986,852
MaxLinear	114,716	[a]	7,037,827
Power Integrations	35,324		3,179,160
Semtech	55,488	[a]	3,849,757
SkyWater Technology	48,560	[a,b]	560,868
		20,614,464
Software & Services - 7.5%
A10 Networks	161,766		2,303,548
AvidXchange Holdings	46,941	[a,b]	452,042
ChannelAdvisor	343,152	[a]	6,159,578
Cognyte Software	77,855	[a]	868,862
Everbridge	54,523	[a]	2,154,749
Flywire	7,674	[a]	207,658
HubSpot	11,990	[a]	6,294,750
Limelight Networks	953,623	[a]	3,728,666
nCino	21,078	[a,b]	968,113
Paya Holdings	760,689	[a]	4,906,444
Progress Software	71,741		3,162,343
Rapid7	64,596	[a]	6,683,102
Shift4 Payments, Cl. A	46,359	[a,b]	2,440,801
Twilio, Cl. A	21,136	[a]	3,694,573
Verint Systems	49,493	[a]	2,486,033
WM Technology	200,726	[a,b]	1,174,247
Zendesk	30,723	[a]	3,584,452
Zuora, Cl. A	550,276	[a]	8,353,190
		59,623,151
Technology Hardware & Equipment - 3.9%
ADTRAN	394,372		8,120,120
Arlo Technologies	328,681	[a]	3,050,160
Calix	87,211	[a]	4,739,046
Corsair Gaming	26,704	[a,b]	616,328
Extreme Networks	655,454	[a]	7,531,166
Lumentum Holdings	30,965	[a]	3,061,200
NETGEAR	29,539	[a]	786,033
nLight	146,785	[a]	2,392,596
Ondas Holdings	79,680	[a,b]	398,400
		30,695,049
Telecommunication Services - .1%
Bandwidth, Cl. A	37,028	[a,b]	1,131,205
Transportation - .7%
SkyWest	207,222	[a]	5,825,010
Utilities - 3.5%
Avista	52,253		2,332,051
Chesapeake Utilities	16,574		2,203,513
Clearway Energy, Cl. C	185,966		6,211,264
NextEra Energy Partners	103,151	[b]	8,046,810
NorthWestern	40,429	[b]	2,445,146
PNM Resources	20,279		916,002

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description		Shares	Value ($)
Common Stocks - 97.1%(continued)
Utilities - 3.5% (continued)
Portland General Electric		60,019	3,047,165
Southwest Gas Holdings		36,480	2,587,891
			27,789,842
Total Common Stocks(cost $628,572,062)			772,774,563
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,722,830)	0.10	18,722,830	[d] 18,722,830

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,657,100)	0.10	15,657,100	[d] 15,657,100
Total Investments (cost $662,951,992)		101.4%	807,154,493
Liabilities, Less Cash and Receivables		(1.4%)	(11,031,591)
Net Assets		100.0%	796,122,902

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $55,415,480 and the value of the collateral was $56,422,414, consisting of cash collateral of $15,657,100 and U.S. Government & Agency securities valued at $40,765,314. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.9
Health Care	16.4
Information Technology	13.9
Financials	13.3
Consumer Discretionary	10.0
Energy	5.7
Materials	4.8
Investment Companies	4.3
Real Estate	4.3
Consumer Staples	3.9
Utilities	3.5
Communication Services	3.4
Diversified	.0
101.4

† Based on net assets.

See notes to financial statements.

42

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.3%	42,511,157	121,094,588	(144,882,915)	18,722,830	8,719
Investment of Cash Collateral for Securities Loaned - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.0%	18,245,364	87,395,828	(89,984,092)	15,657,100	221,375	††
Total - 4.3%	60,756,521	208,490,416	(234,867,007)	34,379,930	230,094

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Focused Equity Opportunities Fund
Description		Shares		Value ($)
Common Stocks - 96.9%
Automobiles & Components - 2.2%
General Motors		212,142	[a]	9,911,274
Banks - 3.2%
Truist Financial		226,688		14,104,527
Capital Goods - 8.3%
Deere & Co.		40,657		14,637,333
Eaton		75,712		11,681,605
Honeywell International		54,375		10,317,656
			36,636,594
Consumer Durables & Apparel - 1.9%
NIKE, Cl. B		62,053		8,473,337
Consumer Services - 2.1%
Royal Caribbean Cruises		116,120	[a]	9,373,206
Diversified Financials - 3.2%
CME Group		58,766		13,899,922
Energy - 5.0%
Pioneer Natural Resources		91,892		22,017,323
Food & Staples Retailing - 3.4%
Costco Wholesale		28,948		15,031,249
Food, Beverage & Tobacco - 2.3%
The Coca-Cola Company		163,105		10,151,655
Health Care Equipment & Services - 6.6%
Boston Scientific		282,215	[a]	12,465,437
UnitedHealth Group		34,633		16,480,806
			28,946,243
Insurance - 4.9%
American International Group		354,551		21,712,703
Materials - 2.6%
DuPont de Nemours		149,900		11,597,763
Media & Entertainment - 8.8%
Alphabet, Cl. A		9,842	[a]	26,584,620
Comcast, Cl. A		168,255		7,867,604
Meta Platforms, Cl. A		20,977	[a]	4,426,776
			38,879,000
Pharmaceuticals Biotechnology & Life Sciences - 6.6%
AbbVie		121,678		17,980,358
Danaher		40,348		11,071,895
			29,052,253
Real Estate - 2.1%
American Tower		39,992	[b]	9,072,985
Retailing - 4.4%
Amazon.com		6,245	[a]	19,180,019
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices		136,363	[a]	16,819,012
Lam Research		22,048		12,376,645
NVIDIA		83,905		20,460,234
			49,655,891

BNY Mellon Focused Equity Opportunities Fund (continued)
Description		Shares		Value ($)
Common Stocks - 96.9%(continued)
Software & Services - 12.6%
Atlassian, Cl. A		40,024	[a]	12,236,137
Block		64,943	[a]	8,280,233
Microsoft		100,192		29,936,368
PayPal Holdings		44,647	[a]	4,997,339
			55,450,077
Technology Hardware & Equipment - 5.4%
Apple		143,287		23,659,550
Total Common Stocks(cost $282,565,586)			426,805,571
	1-Day Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,254,217)	0.10	13,254,217	[c]	13,254,217
Total Investments (cost $295,819,803)		99.9%	440,059,788
Cash and Receivables (Net)		.1%	573,284
Net Assets		100.0%	440,633,072

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	29.2
Health Care	13.2
Financials	11.3
Consumer Discretionary	10.7
Communication Services	8.8
Industrials	8.3
Consumer Staples	5.7
Energy	5.0
Investment Companies	3.0
Materials	2.6
Real Estate	2.1
99.9

† Based on net assets.

See notes to financial statements.

44

BNY Mellon Focused Equity Opportunities Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.0%	2,622,603	66,646,273	(56,014,659)	13,254,217	880

† Includes reinvested dividends/distributions.

See notes to financial statements.

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Fund
Description	Shares		Value ($)
Common Stocks - 95.9%
Australia - 9.0%
AGL Energy	1,472,945		8,044,896
Aristocrat Leisure	86,585		2,343,787
ASX	226,833	[a]	13,563,769
Brambles	703,106		5,055,592
Fortescue Metals Group	151,296		1,994,436
Macquarie Group	58,073		7,625,015
Telstra	3,946,563		11,350,899
		49,978,394
Austria - 1.1%
OMV	127,375	[b]	6,052,679
Denmark - .8%
AP Moller - Maersk, Cl. B	1,375		4,357,380
France - 14.0%
BNP Paribas	250,866		14,770,197
Cie Generale des Etablissements Michelin	70,517		9,804,331
Klepierre	353,191		10,161,755
LVMH	36,380		26,918,030
Sanofi	98,918		10,366,927
Teleperformance	16,696		6,213,297
		78,234,537
Germany - 7.2%
Allianz	39,719		9,053,951
Daimler Truck Holding	82,757	[b]	2,522,067
Deutsche Post	245,952	[b]	12,453,939
Evonik Industries	286,984	[b]	8,652,686
HeidelbergCement	31,061	[b]	2,024,850
Mercedes-Benz Group	67,034		5,274,109
		39,981,602
Hong Kong - .4%
Sun Hung Kai Properties	172,500		2,006,533
Ireland - .4%
ICON	8,753	[b]	2,083,302
Italy - 3.2%
Enel	1,462,703		10,822,728
Eni	448,811		6,960,668
		17,783,396
Japan - 21.4%
Advantest	43,000		3,392,424
Casio Computer	348,800	[a]	4,080,685
FUJIFILM Holdings	77,900		4,920,713
Fujitsu	28,500		4,106,489
ITOCHU	274,900		8,950,121
Mitsubishi Electric	338,300		4,065,250
Mizuho Financial Group	161,300		2,139,629
Nintendo	13,400		6,762,650
Nippon Telegraph & Telephone	473,900		13,574,155
Recruit Holdings	159,500		6,685,778

BNY Mellon International Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.9%(continued)
Japan - 21.4% (continued)
Renesas Electronics	364,500	[b]	4,248,510
Seven & i Holdings	45,000		2,188,449
Shionogi & Co.	150,300		9,989,495
Sony Group	110,300		11,330,779
Sumitomo Mitsui Financial Group	420,200		15,062,360
Tokyo Electron	10,900		5,287,635
Trend Micro	192,500		10,716,305
West Japan Railway	43,400		1,869,411
		119,370,838
Netherlands - 7.9%
ASML Holding	28,477		19,122,779
ING Groep	339,455		3,995,685
Koninklijke Ahold Delhaize	676,239	[b]	20,836,242
		43,954,706
Norway - .8%
Yara International	83,910		4,264,126
Singapore - 1.2%
Singapore Exchange	273,300		1,882,881
United Overseas Bank	218,300		4,816,223
		6,699,104
Spain - .6%
ACS Actividades de Construccion y Servicios	138,154		3,380,031
Sweden - .4%
Swedish Match	344,755		2,523,747
Switzerland - 10.8%
Kuehne + Nagel International	27,845	[b]	7,633,010
Logitech International	178,138	[a]	13,383,173
Novartis	69,948		6,127,600
Roche Holding	61,988		23,646,823
Sonova Holding	16,836	[b]	6,553,759
STMicroelectronics	70,463		2,997,512
		60,341,877
United Kingdom - 16.7%
Ashtead Group	173,882		11,373,890
BAE Systems	648,069		6,256,091
BP	491,931		2,399,159
Bunzl	60,719		2,418,385
Centrica	2,896,107	[b]	3,002,427
Diageo	170,123		8,501,195
Ferguson	67,238		10,296,305
GlaxoSmithKline	615,297		12,756,055
Imperial Brands	103,406		2,273,607
Legal & General Group	1,047,245	[b]	3,894,325
Melrose Industries	1,284,128		2,553,840
Rio Tinto	70,405		5,469,501
Shell	169,789		4,491,663
Tate & Lyle	250,542		2,531,521

46

BNY Mellon International Fund (continued)
Description		Shares	Value ($)
Common Stocks - 95.9%(continued)
United Kingdom - 16.7% (continued)
Unilever		43,144	2,168,387
Vodafone Group		2,705,506	4,770,531
WPP		549,855	7,800,442
			92,957,324
Total Common Stocks(cost $518,478,954)			533,969,576

Exchange-Traded Funds - 1.2%
United States - 1.2%
iShares MSCI EAFE ETF (cost $6,637,039)		89,666	[a] 6,565,345
	Preferred Dividend Rate (%)
Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen (cost $9,790,554)	3.11	35,862	[b] 7,159,036
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,722,868)	0.10	3,722,868	[c] 3,722,868

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,609,939)	0.10	12,609,939	[c] 12,609,939
Total Investments (cost $551,239,354)		101.3%	564,026,764
Liabilities, Less Cash and Receivables		(1.3%)	(7,445,823)
Net Assets		100.0%	556,580,941

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $11,924,166 and the value of the collateral was $12,609,939. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals Biotechnology & Life Sciences	11.7
Capital Goods	9.3
Consumer Durables & Apparel	7.6
Banks	7.3
Semiconductors & Semiconductor Equipment	6.3
Telecommunication Services	5.3
Transportation	4.7
Diversified Financials	4.2
Food & Staples Retailing	4.1
Investment Companies	4.1
Materials	4.0
Automobiles & Components	4.0
Utilities	3.9
Energy	3.6
Technology Hardware & Equipment	3.3
Commercial & Professional Services	3.2
Food, Beverage & Tobacco	2.9
Software & Services	2.7
Media & Entertainment	2.6
Insurance	2.3
Real Estate	2.2
Health Care Equipment & Services	1.2
Consumer Services	.4
Household & Personal Products	.4
101.3

† Based on net assets.

See notes to financial statements.

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	968,234	62,678,129	(59,923,495)	3,722,868	1,331
Investment of Cash Collateral for Securities Loaned - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.2%	3,436,076	86,481,259	(77,307,396)	12,609,939	10,669	††
Total - 2.9%	4,404,310	149,159,388	(137,230,891)	16,332,807	12,000

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

48

BNY Mellon Emerging Markets Fund
Description	Shares		Value ($)
Common Stocks - 96.0%
Brazil - 5.7%
Cia de Saneamento de Minas Gerais-COPASA	2,272,300		6,254,482
Minerva	2,886,500		6,056,848
Petroleo Brasileiro, ADR	2,642,406		37,759,982
Sendas Distribuidora	523,900		1,368,809
YDUQS Participacoes	270,300		1,114,947
		52,555,068
Chile - .4%
Cencosud	2,198,680		4,044,119
China - 26.1%
Agricultural Bank of China, Cl. H	21,478,000	[a]	8,135,398
Alibaba Group Holding, ADR	40,925	[a]	4,304,901
ANTA Sports Products	208,600		3,173,872
Bank of Communications, Cl. H	8,341,000	[a]	5,721,055
China CITIC Bank, Cl. H	16,900,000	[a]	7,936,811
China Construction Bank, Cl. H	29,119,939	[a]	21,836,414
China Galaxy Securities, Cl. H	14,072,000	[a]	8,049,272
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	3,893,500	[a]	22,092,399
China Shenhua Energy, Cl. H	5,855,000		16,108,630
Cosco Shipping Holdings, Cl. H	7,127,350	[a,b]	14,319,273
Haier Smart Home, CI. H	2,411,600	[a]	8,409,400
Huatai Securities, Cl. H	2,617,200	[a,c]	4,280,170
Huazhu Group, ADR	33,119	[a]	1,369,802
Industrial Bank, Cl. A	1,538,500	[a]	5,380,197
JD.com, ADR	38,668	[a]	2,769,789
JD.com, Cl. A	36,557	[a]	1,306,108
Lenovo Group	7,112,000		7,908,694
Maanshan Iron & Steel, Cl. H	20,778,000	[a]	8,534,970
Meituan, Cl. B	159,800	[a,c]	3,521,301
NetDragon Websoft Holdings	2,499,000		5,609,047
NetEase, ADR	78,305		7,465,599
NIO, ADR	64,834	[a]	1,480,808
Ping An Insurance Group Company of China, Cl. H	507,500		3,922,530
Shanghai International Port Group, Cl. A	8,103,600	[a]	7,306,151
Shanghai Pharmaceuticals Holding, Cl. H	5,500,000	[a]	9,909,656
Sungrow Power Supply, CI. A	130,700	[a]	2,507,946
Sunny Optical Technology Group	180,600	[a]	4,314,747
Tencent Holdings	698,200	[a]	37,632,360
Wuxi Biologics Cayman	414,000	[a,c]	3,403,821
		238,711,121
Czech Republic - .2%
Avast	210,221	[b,c]	1,772,724
Hong Kong - 3.7%
Bosideng International Holdings	19,952,000	[b]	11,336,073
Galaxy Entertainment Group	384,224		2,136,326

BNY Mellon Emerging Markets Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.0%(continued)
Hong Kong - 3.7% (continued)
Sino Biopharmaceutical	13,851,000		8,826,809
SITC International Holdings	2,788,000		11,452,256
		33,751,464
India - 10.3%
GAIL India	4,421,917		8,500,809
Glenmark Pharmaceuticals	721,566		4,295,064
Hindustan Unilever	135,898		3,917,636
ICICI Bank	588,041	[a]	5,796,318
Indus Towers	1,781,356	[a]	5,085,367
Infosys	312,075		7,105,689
Larsen & Toubro	122,136	[a]	2,944,896
Larsen & Toubro Infotech	45,840	[c]	3,558,908
Mindtree	283,379		14,597,041
Motherson Sumi Wiring India	1,318,484	[a,d]	608,955
Power Grid Corporation of India	3,275,763		9,092,881
REC	2,678,493		4,356,473
Redington India	1,833,287	[a]	3,728,740
Tata Steel	521,411	[a]	8,447,692
Tech Mahindra	458,276		8,575,854
UPL	411,345	[a]	3,632,895
		94,245,218
Indonesia - 1.2%
Astra International	4,551,000		1,837,252
Bank Rakyat Indonesia	10,364,000	[a]	3,282,258
Indofood Sukses Makmur	12,981,900		5,602,268
		10,721,778
Mexico - 1.2%
Arca Continental	606,700		3,999,048
Grupo Aeroportuario del Centro Norte	481,800		3,470,061
Wal-Mart de Mexico	909,777		3,464,802
		10,933,911
Philippines - 1.4%
Ayala Land	2,278,800		1,733,435
International Container Terminal Services	2,439,290	[a]	10,019,787
Puregold Price Club	1,656,180		1,135,454
		12,888,676
Qatar - .5%
Industries Qatar	875,817		4,401,937
Russia - .5%
Lukoil, ADR	85,809	[e]	2,063,706
Sberbank of Russia, ADR	884,047	[a,e]	1,105,059
X5 Retail Group, GDR	198,889	[e]	527,454
Yandex, Cl. A	34,166	[a,e]	506,682
		4,202,901
Singapore - .7%
Sea, ADR	45,978	[a]	6,694,397

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Fund (continued)
Description		Shares	Value ($)
Common Stocks - 96.0%(continued)
South Africa - 6.3%
Clicks Group		164,521	3,198,670
Impala Platinum Holdings		673,503	12,874,140
MTN Group		992,864	[a] 12,371,855
MultiChoice Group		720,472	5,904,813
Sibanye Stillwater		4,982,294	23,125,685
			57,475,163
South Korea - 14.7%
CJ ENM		50,359	5,444,895
DB Insurance		152,088	7,817,223
DGB Financial Group		784,609	6,186,296
Hana Financial Group		167,429	6,781,546
Hyundai Mobis		72,429	13,493,655
KB Financial Group		287,661	14,283,163
Kia Motors		328,669	20,173,637
Korea Investment Holdings		117,927	7,767,970
LG Electronics		38,099	3,913,358
Osstem Implant		51,142	3,034,875
POSCO Holdings		50,545	11,980,975
Samsung Electronics		274,874	16,483,067
Samsung SDI		5,739	2,615,688
Shinhan Financial Group		201,725	6,551,637
SK Hynix		74,326	7,634,433
			134,162,418
Taiwan - 17.9%
Chailease Holding		3,099,795	[a] 27,752,757
Evergreen Marine		2,193,000	[a] 11,225,094
MediaTek		766,000	[a] 29,645,443
momo.com		412,700	[a] 14,470,630
Taiwan Semiconductor Manufacturing		3,723,000	80,210,166
			163,304,090
Thailand - 2.4%
Advanced Info Service		2,188,100	15,335,115
Thai Beverage		3,615,600	1,773,529
Thanachart Capital		3,770,500	4,817,701
			21,926,345
Turkey - 1.1%
BIM Birlesik Magazalar		693,266	3,661,621
Eregli Demir ve Celik Fabrikalari		3,065,715	6,884,444
			10,546,065
United Arab Emirates - .3%
Dubai Islamic Bank		1,874,520	3,107,997
Uruguay - 1.4%
Globant		47,165	[a] 12,923,210
Total Common Stocks(cost $636,229,648)			878,368,602

BNY Mellon Emerging Markets Fund (continued)
Description		Shares	Value ($)
Exchange-Traded Funds - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets ETF (cost $14,352,894)		294,582	13,765,817
	Preferred Dividend Rate (%)
Preferred Stocks - .7%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B	9.95	639,800	1,241,920
Cia Energetica de Minas Gerais	8.74	2,021,372	5,022,335
Total Preferred Stocks(cost $5,959,721)			6,264,255
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,262,129)	0.10	3,262,129	[f] 3,262,129

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,481,771)	0.10	10,481,771	[f] 10,481,771
Total Investments (cost $670,286,163)		99.7%	912,142,574
Cash and Receivables (Net)		.3%	2,519,773
Net Assets		100.0%	914,662,347

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $20,339,712 and the value of the collateral was $21,521,927, consisting of cash collateral of $10,481,771 and U.S. Government & Agency securities valued at $11,040,156. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $16,536,924 or 1.81% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At February 28, 2022, the value of these securities amounted to $3,643,830 or .4% of net assets.

e The fund held Level 3 securities at February 28, 2022. These securities were valued at $4,202,901 or .46% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

50

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors & Semiconductor Equipment	12.8
Banks	11.2
Materials	8.3
Media & Entertainment	7.6
Transportation	6.3
Energy	6.1
Diversified Financials	5.7
Software & Services	5.3
Pharmaceuticals Biotechnology & Life Sciences	4.2
Automobiles & Components	4.1
Technology Hardware & Equipment	3.8
Telecommunication Services	3.6
Utilities	3.2
Investment Companies	3.0
Consumer Durables & Apparel	2.9
Retailing	2.9
Food, Beverage & Tobacco	1.9
Food & Staples Retailing	1.9
Health Care Equipment & Services	1.4
Insurance	1.3
Capital Goods	1.1
Consumer Services	.5
Household & Personal Products	.4
Real Estate	.2
99.7

† Based on net assets.

See notes to financial statements.

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	7,580,677	116,296,391	(120,614,939)	3,262,129	1,824
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.1%	3,266,196	72,911,217	(65,695,642)	10,481,771	40,865	††
Total - 1.5%	10,846,873	189,207,608	(186,310,581)	13,743,900	42,689

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

52

BNY Mellon International Equity Income Fund
Description	Shares		Value ($)
Common Stocks - 93.8%
Australia - 5.9%
Aurizon Holdings	318,520		809,694
BHP Group	23,150		784,534
National Australia Bank	38,720		813,860
Suncorp Group	47,480		371,400
Wesfarmers	57,550		2,014,273
Westpac Banking	4,270		70,741
		4,864,502
Belgium - .6%
Proximus	23,770		473,342
Brazil - .9%
CPFL Energia	51,460		302,265
Vale	22,190		397,479
		699,744
Canada - 9.4%
Canadian Natural Resources	26,050		1,455,306
Enbridge	5,130		221,632
Manulife Financial	37,170		753,077
Royal Bank of Canada	21,350		2,361,723
The Toronto-Dominion Bank	36,280		2,927,589
		7,719,327
China - 5.2%
Alibaba Group Holding, ADR	5,780	[a]	607,998
Bank of China, Cl. H	1,498,290	[a]	582,858
Industrial & Commercial Bank of China, Cl. H	409,380	[a]	244,645
JD.com, Cl. A	691	[a]	24,688
Lenovo Group	299,290		332,817
Sinotruk Hong Kong	261,300	[a]	389,211
Tencent Holdings	14,530	[a]	783,154
Xinyi Solar Holdings	266,220		481,026
Zhejiang Expressway, Cl. H	931,780	[a]	839,420
		4,285,817
Czech Republic - 1.6%
CEZ	34,930	[a]	1,330,129
Finland - 3.5%
Fortum	39,460	[a]	833,567
Nordea Bank	108,550		1,211,083
Sampo, Cl. A	16,530		785,111
		2,829,761
France - 5.5%
AXA	75,680		2,059,884
Credit Agricole	9,410		120,977
Eutelsat Communications	35,940		397,255
Sanofi	6,624		694,217
TotalEnergies	20,360		1,040,758
Unibail-Rodamco-Westfield	2,220	[a]	168,965
		4,482,056

BNY Mellon International Equity Income Fund (continued)
Description	Shares		Value ($)
Common Stocks - 93.8%(continued)
Germany - 2.5%
Allianz	2,600		592,670
Bayer	7,499		433,109
Deutsche Post	11,250	[a]	569,651
HOCHTIEF	1,210		81,783
SAP	3,160		358,992
		2,036,205
Greece - 1.4%
OPAP	79,260		1,150,870
Hong Kong - .8%
PCCW	745,050		415,686
Power Assets Holdings	41,460		261,294
		676,980
Italy - 1.7%
Eni	90,720		1,406,988
Japan - 15.3%
Aozora Bank	18,210		412,146
Canon	32,330		758,861
Denso	7,860		550,162
Honda Motor	35,300		1,082,351
ITOCHU	55,780		1,816,070
Japan Tobacco	33,570		619,044
Mitsubishi	24,760		833,697
Mitsui & Co.	30,400		757,719
MS&AD Insurance Group Holdings	28,220		958,545
Otsuka	14,420		556,280
Softbank	30,050		379,137
Sumitomo	55,650		907,129
Takeda Pharmaceutical	45,670		1,390,777
Tokyo Electron	3,020		1,465,015
		12,486,933
Malaysia - .3%
British American Tobacco Malaysia	29,780		86,535
Top Glove	262,330		128,088
		214,623
Mexico - .3%
Grupo Mexico, Ser. B	49,960		255,203
Netherlands - 1.1%
ASML Holding	910		611,080
NN Group	5,970		286,363
		897,443
New Zealand - 1.9%
Spark New Zealand	495,930		1,511,636
Norway - .1%
Telenor	4,980		73,691
Poland - .8%
Powszechny Zaklad Ubezpieczen	89,960		675,879
Portugal - .6%
Galp Energia	47,440		524,368

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity Income Fund (continued)
Description		Shares		Value ($)
Common Stocks - 93.8%(continued)
Singapore - .7%
DBS Group Holdings		16,801		419,127
Singapore Telecommunications		77,110		143,333
			562,460
South Africa - .9%
Kumba Iron Ore		14,380		565,296
Resilient REIT		23,614		89,457
Vodacom Group		8,760		84,323
			739,076
South Korea - 2.3%
KT&G		12,920		857,501
Samsung Electronics		17,100		1,025,417
			1,882,918
Spain - 2.0%
ACS Actividades de Construccion y Servicios		29,770		728,343
Endesa		15,370		338,899
Telefonica		116,105	[a]	556,661
			1,623,903
Sweden - .5%
Telia		106,130		395,684
Switzerland - 6.4%
Nestle		13,010		1,699,202
Novartis		10,330		904,931
Roche Holding		2,701		1,030,362
Zurich Insurance Group		3,475		1,597,492
			5,231,987
Taiwan - 7.7%
Asia Cement		124,420	[a]	200,155
Asustek Computer		125,620	[a]	1,664,627
Catcher Technology		157,460		803,167
Globalwafers		14,640		359,277
Pegatron		99,910	[a]	246,256
Quanta Computer		88,600	[a]	293,595
Taiwan Cement		522,937	[a]	883,220
Taiwan Semiconductor Manufacturing		72,670		1,565,639
Uni-President Enterprises		3,680		8,808
United Microelectronics		160,270	[a]	297,844
			6,322,588
Thailand - .0%
BTS Group Holdings		50,840		14,781
Turkey - .7%
Ford Otomotiv Sanayi		27,308		531,944
United Arab Emirates - .5%
Dubai Islamic Bank		225,358		373,649
United Kingdom - 12.7%
abrdn		70,860		196,486
Anglo American		8,460		433,876
AstraZeneca		2,454		298,226

BNY Mellon International Equity Income Fund (continued)
Description		Shares		Value ($)
Common Stocks - 93.8%(continued)
United Kingdom - 12.7% (continued)
BP		307,180		1,498,124
British American Tobacco		29,280		1,281,088
GlaxoSmithKline		80,596		1,670,879
Imperial Brands		78,980		1,736,548
Legal & General Group		113,090	[a]	420,541
Persimmon		31,940	[a]	1,033,910
Rio Tinto		1,850		143,720
Shell		13,451		355,838
SSE		37,090		848,095
Taylor Wimpey		245,440		494,710
			10,412,041
Total Common Stocks(cost $63,063,446)			76,686,528

Exchange-Traded Funds - 3.8%
United States - 3.8%
iShares MSCI EAFE ETF (cost $3,215,150)		42,490	[b]	3,111,118
	Preferred Dividend Rate (%)
Preferred Stocks - .7%
Brazil - .5%
Gerdau	10.39	77,310		382,071
South Korea - .2%
Samsung Electronics	2.29	3,690		202,860
Total Preferred Stocks(cost $659,406)			584,931
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
BTS Group Holdings	11/20/2026	11,346		198
BTS Group Holdings	11/07/2024	5,673		111
BTS Group Holdings	9/05/2022	2,836		60
Total Warrants(cost $0)			369
	1-Day Yield (%)	Shares
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $230,566)	0.10	230,566	[c]	230,566

54

BNY Mellon International Equity Income Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,207,456)	0.10	3,207,456	[c] 3,207,456
Total Investments (cost $70,376,024)		102.5%	83,820,968
Liabilities, Less Cash and Receivables		(2.5%)	(2,032,730)
Net Assets		100.0%	81,788,238

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $3,079,999 and the value of the collateral was $3,207,456. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.7
Insurance	10.4
Investment Companies	8.0
Energy	8.0
Pharmaceuticals Biotechnology & Life Sciences	7.9
Food, Beverage & Tobacco	7.7
Capital Goods	6.7
Technology Hardware & Equipment	6.5
Semiconductors & Semiconductor Equipment	5.8
Materials	5.0
Telecommunication Services	4.9
Utilities	4.8
Retailing	3.2
Transportation	2.7
Automobiles & Components	2.7
Consumer Durables & Apparel	1.9
Media & Entertainment	1.4
Consumer Services	1.4
Software & Services	1.1
Real Estate	.3
Diversified Financials	.2
Health Care Equipment & Services	.2
102.5

† Based on net assets.

See notes to financial statements.

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity Income Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	223,898	8,903,479	(8,896,811)	230,566	99
Investment of Cash Collateral for Securities Loaned - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 3.9%	-	15,003,030	(11,795,574)	3,207,456	1,093	††
Total - 4.2%	223,898	23,906,509	(20,692,385)	3,438,022	1,192

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

56

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	235,000		239,700
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		100,918
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	175,000		186,131
				526,749
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	260,403		256,016
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		254,933
				510,949
Automobiles & Components - .0%
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	150,000		143,268
Banks - .8%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		200,327
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	440,000		456,541
Citigroup, Sub. Notes	4.45	9/29/2027	435,000		465,090
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		309,138
Deutsche Bank, Sr. Unscd. Notes	2.55	1/7/2028	365,000		350,711
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		193,823
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[a,b]	274,885
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	475,000		452,046
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	260,000		286,918
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[b,c]	274,444
Societe Generale, Sr. Unscd. Notes	3.34	1/21/2033	275,000	[c]	264,805
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	395,000		519,669
				4,048,397
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	300,000		339,541
Chemicals - .1%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	320,000		340,174
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	230,000	[c]	225,191
				565,365
Commercial & Professional Services - .1%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000		367,908
Commercial Mortgage Pass-Through Certificates - .2%
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	220,078		221,641
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000		544,748
				766,389
Consumer Discretionary - .0%
Marriott International, Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	150,000		138,486
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	200,000		189,595
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	375,000		362,011
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	500,000	[c]	477,908
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	275,000		254,904
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	200,000		193,670
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	250,000	[c]	230,496
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	350,000	[c]	309,413
				2,017,997

57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Electronic Components - .1%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	300,000		303,882
Energy - .5%
Boardwalk Pipelines, Gtd. Notes	3.60	9/1/2032	175,000		173,266
BP Capital Markets America, Gtd. Notes	2.72	1/12/2032	295,000		282,863
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	[a]	272,834
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	200,000		195,432
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	215,000		217,677
Enbridge, Gtd. Notes	2.50	8/1/2033	195,000		179,268
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	350,000		384,557
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000		181,031
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	200,000		215,924
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	225,000		210,411
				2,313,263
Environmental Control - .0%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	200,000		207,324
Financials - .0%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	175,000	[c]	194,049
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	[a]	271,832
Health Care - .4%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	285,000		288,992
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	230,000		281,383
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	225,000		215,748
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	360,000		403,074
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	2.81	6/1/2041	175,000		162,052
Novant Health, Unscd. Bonds	2.64	11/1/2036	200,000		186,613
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000		210,387
				1,748,249
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	200,000		195,663
Information Technology - .2%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	230,000		237,572
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		203,243
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	225,000		240,343
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000		269,853
				951,011
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[b]	99,500
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	275,000		308,255
				407,755
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	350,000		337,017
eBay, Sr. Unscd. Notes	1.90	3/11/2025	300,000		296,140
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	280,000	[c]	291,549
				924,706
Media - .1%
Sky, Gtd. Notes	3.75	9/16/2024	425,000	[c]	441,817
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000	[a]	143,752
				585,569

58

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Metals & Mining - .0%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	225,000	[c]	206,895
Municipal Securities - .7%
California, GO	3.38	4/1/2025	175,000		182,956
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000		496,333
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000		146,881
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000		376,689
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000		321,471
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	200,000		191,731
New York City, GO, Refunding Ser. D	1.92	8/1/2031	175,000		164,969
Ohio Turnpike & Infrastructure Commission, Cl. A, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000		245,101
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000		254,126
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	280,000		271,971
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Ser. B	3.92	12/31/2049	250,000		252,023
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	210,000		212,252
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	340,000		373,878
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	160,000		148,548
				3,638,929
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	2.95	3/15/2034	225,000		220,183
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	400,000		442,008
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	175,000		163,306
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000		264,640
Kimco Realty, Sr. Unscd. Notes	3.20	4/1/2032	200,000		200,396
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000		170,480
Simon Property Group, Sr. Unscd. Notes	2.65	2/1/2032	200,000		192,873
Spirit Realty, Gtd. Notes	2.10	3/15/2028	225,000		212,136
				1,866,022
Retailing - .2%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	275,000	[c]	245,448
Genuine Parts, Sr. Unscd. Notes	2.75	2/1/2032	225,000		215,509
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	225,000		240,195
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	280,000		250,992
				952,144
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Gtd. Notes	2.45	2/15/2031	175,000	[c]	161,777
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	278,908
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		242,970
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	310,000		302,268
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	115,000	[c]	110,737
NXP Funding, Gtd. Notes	2.70	5/1/2025	100,000	[c]	100,620
				1,197,280

59

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Technology Hardware & Equipment - .0%
Dell International, Gtd. Notes	3.38	12/15/2041	200,000	[c]	175,639
Telecommunication Services - .3%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	345,000		367,747
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		317,288
T-Mobile USA, Sr. Scd. Notes	2.70	3/15/2032	150,000	[c]	141,176
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	325,000		282,092
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	140,000		135,014
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	310,000		391,685
				1,635,002
Transportation - .2%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	175,000		168,091
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	250,000		263,246
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	290,000		297,183
				728,520
U.S. Government Agencies Mortgage-Backed - 3.0%
Federal Home Loan Mortgage Corp.:
1.50%, 9/1/2036-10/1/2050			548,568	[d]	520,841
2.00%, 8/1/2041			386,153	[d]	376,375
2.50%, 3/1/2042			435,000	[d]	436,300
3.00%, 1/1/2052			747,189	[d]	755,757
3.50%, 1/1/2052			704,218	[d]	726,348
4.00%, 1/1/2052			544,300	[d]	571,994
5.00%, 8/1/2049			86,436	[d]	93,837
Federal National Mortgage Association:
2.00%, 11/1/2046-1/1/2052			2,724,641	[d]	2,619,658
2.50%, 12/1/2036-11/1/2051			2,932,180	[d]	2,917,690
3.00%, 1/1/2035-7/1/2051			802,308	[d]	815,679
4.00%, 12/1/2051			413,883	[d]	432,948
4.50%, 3/1/2050			175,218	[d]	185,666
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			1,180,775		1,154,142
2.50%, 5/20/2051			588,552		579,257
3.00%, 6/20/2050-11/20/2051			796,991		811,174
3.50%, 1/20/2052			873,042		902,646
4.00%, 2/20/2051-5/20/2051			366,183		377,305
4.50%, 1/20/2052			427,993		450,456
				14,728,073
U.S. Treasury Securities - 3.1%
U.S. Treasury Bonds	1.88	11/15/2051	1,025,000	[a]	956,613
U.S. Treasury Bonds	1.88	2/15/2041	615,000		578,340
U.S. Treasury Bonds	2.25	2/15/2052	150,000		152,848
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.02%	0.35	1/31/2024	805,000	[e]	805,638
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.04%	0.40	10/31/2023	580,000	[e]	581,096
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	663,813	[f]	706,314
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	323,170	[f]	351,108
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	664,254	[f]	716,197

60

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Treasury Securities - 3.1% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	604,700	[f]	664,814
U.S. Treasury Notes	0.13	5/31/2023	600,000		591,867
U.S. Treasury Notes	0.13	7/31/2023	195,000		191,824
U.S. Treasury Notes	0.13	12/15/2023	180,000		175,894
U.S. Treasury Notes	0.13	3/31/2023	530,000		524,203
U.S. Treasury Notes	0.25	10/31/2025	455,000	[a]	431,379
U.S. Treasury Notes	0.25	9/30/2023	1,040,000		1,022,166
U.S. Treasury Notes	0.25	6/15/2024	520,000		504,928
U.S. Treasury Notes	0.50	8/31/2027	515,000		480,640
U.S. Treasury Notes	0.63	5/15/2030	375,000		340,898
U.S. Treasury Notes	0.63	12/31/2027	200,000		187,117
U.S. Treasury Notes	0.63	7/31/2026	205,000		195,230
U.S. Treasury Notes	0.75	12/31/2023	325,000	[a]	320,982
U.S. Treasury Notes	0.88	1/31/2024	770,000	[a]	761,729
U.S. Treasury Notes	1.13	2/15/2031	145,000	[a]	136,657
U.S. Treasury Notes	1.25	11/30/2026	370,000		361,726
U.S. Treasury Notes	1.38	11/15/2031	430,000	[a]	412,296
U.S. Treasury Notes	1.50	2/15/2030	195,000	[a]	190,529
U.S. Treasury Notes	1.63	4/30/2023	290,000		291,478
U.S. Treasury Notes	2.00	11/15/2026	370,000		374,162
U.S. Treasury Notes	2.13	7/31/2024	405,000		410,537
U.S. Treasury Notes	2.25	11/15/2027	120,000		122,981
U.S. Treasury Notes	2.38	5/15/2027	495,000		510,024
U.S. Treasury Notes	2.50	1/31/2024	210,000		214,151
U.S. Treasury Notes	2.50	2/28/2026	345,000		355,121
U.S. Treasury Notes	2.63	1/31/2026	120,000		124,055
U.S. Treasury Notes	2.63	12/31/2023	305,000		311,612
U.S. Treasury Notes	2.88	11/30/2025	5,000		5,209
U.S. Treasury Notes	3.13	11/15/2028	220,000		238,004
				15,300,367
Utilities - .0%
WEC Energy Group, Sr. Unscd. Notes	2.20	12/15/2028	200,000		192,111
Total Bonds and Notes (cost $58,732,174)			58,149,334
Description			Shares		Value ($)
Common Stocks - 28.2%
Advertising - .0%
Omnicom Group			1,955		164,005
Aerospace & Defense - .4%
Howmet Aerospace			2,805		100,756
L3Harris Technologies			814		205,380
Lockheed Martin			1,379		598,210
Northrop Grumman			592		261,747
Raytheon Technologies			5,029		516,478
Teledyne Technologies			187	[g]	80,294
The Boeing Company			1,250	[g]	256,675
				2,019,540

61

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Agriculture - .2%
Altria Group	7,361		377,546
Archer-Daniels-Midland	960		75,312
Philip Morris International	6,759		683,132
		1,135,990
Airlines - .1%
Delta Air Lines	5,100	[g]	203,592
Southwest Airlines	2,875	[g]	125,925
United Airlines Holdings	1,585	[g]	70,374
		399,891
Automobiles & Components - .7%
BorgWarner	4,815		197,463
Ford Motor	21,775		382,369
General Motors	4,685	[g]	218,883
Tesla	2,872	[g]	2,499,875
		3,298,590
Banks - 1.3%
Bank of America	36,493		1,612,991
Citigroup	4,906		290,582
Citizens Financial Group	4,435		232,483
Comerica	2,895		276,444
Huntington Bancshares	9,285		144,103
JPMorgan Chase & Co.	9,614		1,363,265
M&T Bank	623		113,529
People's United Financial	5,885		124,056
Regions Financial	11,540		279,153
The PNC Financial Services Group	2,230		444,327
Truist Financial	5,473		340,530
U.S. Bancorp	8,125		459,387
Wells Fargo & Co.	11,244		600,092
Zions Bancorp	2,290		162,338
		6,443,280
Beverage Products - .5%
CVS Health	4,335		449,323
Molson Coors Beverage, Cl. B	1,840		96,011
Monster Beverage	3,998	[g]	337,431
PepsiCo	5,011		820,501
The Coca-Cola Company	13,183		820,510
		2,523,776
Building Materials - .1%
Carrier Global	4,240		190,291
Johnson Controls International	3,162		205,404
		395,695
Chemicals - .5%
Air Products & Chemicals	767		181,242
Albemarle	805		157,691
Celanese	773		107,663
Dow	3,055		180,123
DuPont de Nemours	3,360		259,963
Eastman Chemical	1,785		211,469

62

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Chemicals - .5% (continued)
Ecolab	553		97,472
FMC	696		81,606
Linde	1,988		582,961
LyondellBasell Industries, Cl. A	1,455		141,470
PPG Industries	880		117,436
The Sherwin-Williams Company	759		199,716
Vulcan Materials	628		113,951
		2,432,763
Commercial & Professional Services - .3%
Automatic Data Processing	1,940		396,614
Cintas	455		170,771
Equifax	579		126,419
FLEETCOR Technologies	296	[g]	69,323
Nielsen Holdings	3,950		68,809
S&P Global	2,142		804,794
		1,636,730
Consumer Discretionary - .4%
Chipotle Mexican Grill	116	[g]	176,709
D.R. Horton	1,990		169,946
Darden Restaurants	970		140,863
Hasbro	793		76,961
Hilton Worldwide Holdings	1,112	[g]	165,532
Lennar, Cl. A	1,875		168,525
Marriott International, Cl. A	1,377	[g]	234,283
MGM Resorts International	3,600		159,444
Norwegian Cruise Line Holdings	2,300	[g]	44,827
Penn National Gaming	1,180	[g]	60,593
Royal Caribbean Cruises	1,068	[g]	86,209
Starbucks	4,622		424,253
Whirlpool	646		130,020
Yum! Brands	696		85,316
		2,123,481
Consumer Durables & Apparel - .2%
NIKE, Cl. B	6,011		820,802
Tapestry	4,150		169,735
VF	1,095		63,532
		1,054,069
Consumer Staples - .4%
Church & Dwight	1,145		112,038
Colgate-Palmolive	3,080		237,006
The Estee Lauder Companies, Cl. A	756		224,025
The Procter & Gamble Company	8,699		1,356,087
		1,929,156
Diversified Financials - 1.4%
American Express	4,493		874,068
BlackRock	577		429,225
Capital One Financial	1,792		274,660
CME Group	732		173,140
Discover Financial Services	1,739		214,662

63

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks - 28.2% (continued)
Diversified Financials - 1.4% (continued)
Intercontinental Exchange	1,846	236,510
Invesco	8,985	190,841
Mastercard, Cl. A	3,061	1,104,470
Moody's	692	222,845
Morgan Stanley	4,770	432,830
Northern Trust	1,381	157,296
State Street	940	80,210
T. Rowe Price Group	856	123,743
The Charles Schwab	3,505	296,032
The Goldman Sachs Group	787	268,595
Visa, Cl. A	7,693	1,662,611
		6,741,738
Electronic Components - .5%
AMETEK	1,235	160,291
Amphenol, Cl. A	1,756	133,474
Emerson Electric	2,845	264,357
Fastenal	3,550	182,683
Fortive	1,255	81,261
Garmin	1,168	128,994
Honeywell International	2,989	567,163
PACCAR	2,645	242,837
Quanta Services	2,165	235,855
TE Connectivity	1,585	225,752
United Rentals	611	[g] 196,510
		2,419,177
Energy - 1.1%
Baker Hughes	3,420	100,480
Chevron	4,622	665,568
ConocoPhillips	7,062	669,901
Coterra Energy	7,250	169,143
Devon Energy	5,325	317,104
Diamondback Energy	1,550	214,055
Enphase Energy	421	[g] 70,181
EOG Resources	4,635	532,654
Exxon Mobil	11,471	899,556
Halliburton	4,010	134,455
Hess	1,685	170,286
Kinder Morgan	6,852	119,225
Marathon Oil	11,755	265,193
Marathon Petroleum	1,585	123,424
Occidental Petroleum	2,750	120,258
ONEOK	1,930	126,029
Phillips 66	1,480	124,675
Pioneer Natural Resources	471	112,852
Schlumberger	7,885	309,407
The Williams Companies	1,775	55,522
Valero Energy	1,086	90,692
		5,390,660
64

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Environmental Control - .0%
Waste Management	1,115		161,006
Food & Staples Retailing - .4%
Costco Wholesale	1,496		776,798
Sysco	1,860		162,006
The Kroger Company	3,215		150,462
Walgreens Boots Alliance	2,465		113,612
Walmart	7,242		978,829
		2,181,707
Food Products - .2%
Conagra Brands	2,645		92,496
General Mills	3,390		228,588
Lamb Weston Holdings	2,690		178,697
Mondelez International, Cl. A	4,860		318,233
The Hershey Company	673		136,121
The J.M. Smucker Company	720		97,020
Tyson Foods, Cl. A	1,210		112,119
		1,163,274
Forest Products & Paper - .0%
International Paper	2,340		101,860
Sylvamo	212	[g]	7,399
		109,259
Health Care - 3.7%
Abbott Laboratories	6,330		763,525
AbbVie	6,780		1,001,881
ABIOMED	235	[g]	73,024
Agilent Technologies	3,667		478,030
Align Technology	292	[g]	149,346
Amgen	3,439		778,865
Anthem	836		377,747
Baxter International	1,000		84,970
Becton Dickinson & Co.	290		78,671
Biogen	439	[g]	92,633
Boston Scientific	5,510	[g]	243,377
Bristol-Myers Squibb	7,588		521,068
Centene	2,830	[g]	233,815
Cigna	434		103,197
Corteva	2,493		129,711
Danaher	3,675		1,008,457
DexCom	410	[g]	169,703
Edwards Lifesciences	1,846	[g]	207,435
Eli Lilly & Co.	2,634		658,368
Gilead Sciences	4,680		282,672
HCA Healthcare	1,394		348,932
Henry Schein	830	[g]	71,695
Hologic	825	[g]	58,715
Humana	547		237,573
IDEXX Laboratories	678	[g]	360,933
Illumina	338	[g]	110,391
Intuitive Surgical	1,302	[g]	378,010

65

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Health Care - 3.7% (continued)
Johnson & Johnson	11,838		1,948,180
Laboratory Corp. of America Holdings	610	[g]	165,469
McKesson	503		138,305
Medtronic	3,667		384,998
Merck & Co.	7,145		547,164
Moderna	930	[g]	142,848
Pfizer	28,956		1,359,195
Quest Diagnostics	805		105,672
Regeneron Pharmaceuticals	328	[g]	202,822
ResMed	547		134,972
Steris	559		134,160
Stryker	716		188,559
Teleflex	131		44,057
The Cooper Companies	379		155,019
Thermo Fisher Scientific	2,123		1,154,912
UnitedHealth Group	3,713		1,766,905
Universal Health Services, Cl. B	906		130,401
Viatris	3,599		39,625
Zimmer Biomet Holdings	1,042		132,532
Zoetis	2,677		518,401
		18,396,940
Household & Personal Products - .1%
Kimberly-Clark	2,190		285,029
Industrial - .7%
3M	1,283		190,718
Caterpillar	1,778		333,517
Copart	965	[g]	118,579
Deere & Co.	1,345		484,227
Dover	1,264		198,271
Eaton	1,820		280,808
General Electric	3,431		327,695
Huntington Ingalls Industries	459		93,820
Illinois Tool Works	995		215,258
Ingersoll Rand	1,960		99,019
Otis Worldwide	714		55,928
Parker-Hannifin	660		195,617
Snap-on	691		145,234
Stanley Black & Decker	547		88,997
Textron	1,495		109,329
Trane Technologies	1,630		250,906
Westinghouse Air Brake Technologies	990		91,892
		3,279,815
Information Technology - 3.0%
Activision Blizzard	2,530		206,195
Adobe	2,114	[g]	988,676
Autodesk	1,103	[g]	242,914
Cadence Design Systems	3,250	[g]	492,147
Cognizant Technology Solutions, Cl. A	2,265		195,084
eBay	2,572		140,405

66

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Information Technology - 3.0% (continued)
Electronic Arts	688		89,502
Fidelity National Information Services	18		1,714
Fiserv	835	[g]	81,554
International Business Machines	2,267		277,730
Intuit	1,192		565,449
Microsoft	29,174		8,716,899
MSCI	369		185,124
Oracle	7,188		546,072
Paychex	1,685		200,616
PayPal Holdings	4,278	[g]	478,837
Roper Technologies	373		167,186
salesforce.com	2,959	[g]	622,958
ServiceNow	645	[g]	374,048
The Western Union Company	2,770		50,359
		14,623,469
Insurance - 1.0%
Aflac	3,260		199,153
American International Group	4,230		259,045
Aon, Cl. A	551		160,969
Berkshire Hathaway, Cl. B	6,470	[g]	2,079,781
Chubb	913		185,923
Cincinnati Financial	1,075		131,999
Lincoln National	2,170		146,301
Marsh & McLennan	1,500		233,115
Prudential Financial	2,335		260,726
The Allstate	1,955		239,214
The Progressive	4,774		505,710
The Travelers Companies	1,223		210,148
Willis Towers Watson	448		99,590
		4,711,674
Internet Software & Services - 2.7%
Alphabet, Cl. A	1,168	[g]	3,154,932
Alphabet, Cl. C	1,217	[g]	3,283,247
Amazon.com	1,580	[g]	4,852,591
Booking Holdings	109	[g]	236,775
Etsy	205	[g]	31,752
Meta Platforms, Cl. A	8,983	[g]	1,895,682
Twitter	925	[g]	32,884
		13,487,863
Materials - .1%
Amcor	6,990		81,294
Ball	1,424		127,790
WestRock	3,225		145,996
		355,080
Media - .6%
Charter Communications, Cl. A	890	[g]	535,584
Comcast, Cl. A	14,751		689,757
Fox, Cl. A	1,795		75,085
Live Nation Entertainment	1,050	[g]	126,861

67

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Media - ..6% (continued)
Netflix	1,797	[g]	708,952
Paramount Global, Cl. B	3,680		112,645
The Walt Disney Company	6,359	[g]	944,057
		3,192,941
Metals & Mining - .1%
Freeport-McMoRan	4,920		230,994
Newmont	3,695		244,609
		475,603
Real Estate - .7%
Alexandria Real Estate Equities	705	[h]	133,527
American Tower	919	[h]	208,494
AvalonBay Communities	590	[h]	140,768
Crown Castle International	1,443	[h]	240,389
Digital Realty Trust	1,168	[h]	157,587
Equinix	323	[h]	229,243
Equity Residential	1,390	[h]	118,567
Essex Property Trust	641	[h]	203,306
Extra Space Storage	696	[h]	130,952
Federal Realty Investment Trust	1,140	[h]	134,041
Iron Mountain	2,760	[h]	135,737
Prologis	2,420	[h]	352,957
Public Storage	1,223	[h]	434,189
Regency Centers	1,970	[h]	129,803
SBA Communications	386	[h]	117,109
Simon Property Group	1,240	[h]	170,574
UDR	3,160	[h]	173,389
Ventas	1,715	[h]	92,610
Welltower	1,950	[h]	162,416
Weyerhaeuser	3,370	[h]	131,026
		3,596,684
Retailing - .9%
AutoZone	128	[g]	238,514
Best Buy	988		95,480
Dollar General	999		198,142
Dollar Tree	1,315	[g]	186,835
Expedia Group	657	[g]	128,844
Lowe's	3,142		694,571
McDonald's	2,597		635,668
O'Reilly Automotive	302	[g]	196,070
Ross Stores	1,641		149,971
Target	2,038		407,131
The Gap	3,420		49,761
The Home Depot	3,878		1,224,789
The TJX Companies	2,512		166,043
Tractor Supply	841		171,387
		4,543,206
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices	7,506	[g]	925,790
Analog Devices	2,643		423,646

68

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 28.2% (continued)
Semiconductors & Semiconductor Equipment - 1.5% (continued)
Applied Materials	3,365		451,583
Broadcom	1,604		942,254
Intel	13,953		665,558
IPG Photonics	405	[g]	52,792
KLA	775		270,088
Lam Research	480		269,448
Microchip Technology	2,396		168,511
Micron Technology	300		26,658
NVIDIA	9,896		2,413,140
Qorvo	750	[g]	102,585
Skyworks Solutions	913		126,149
Texas Instruments	2,939		499,601
		7,337,803
Technology Hardware & Equipment - 2.7%
Accenture, Cl. A	3,479		1,099,434
Apple	60,707		10,023,940
Corning	3,035		122,614
DXC Technology	2,550	[g]	86,777
F5	687	[g]	137,984
Fortinet	1,045	[g]	360,023
HP	5,166		177,504
Juniper Networks	5,270		178,073
Keysight Technologies	945	[g]	148,715
Kyndryl Holdings	453	[g]	7,185
MarketAxess Holdings	275		104,893
Qualcomm	4,075		700,859
Seagate Technology Holdings	2,080		214,573
Zebra Technologies, Cl. A	296	[g]	122,349
		13,484,923
Telecommunication Services - .5%
Arista Networks	1,360	[g]	166,913
AT&T	26,025		616,532
Cisco Systems	12,005		669,519
T-Mobile US	1,669	[g]	205,637
Verizon Communications	11,828		634,809
		2,293,410
Transportation - .5%
CSX	5,163		175,077
FedEx	1,145		254,499
Norfolk Southern	2,160		554,083
Union Pacific	3,968		975,930
United Parcel Service, Cl. B	2,610		549,196
		2,508,785
Utilities - .7%
Ameren	1,795		154,280
American Electric Power	2,230		202,150
CenterPoint Energy	5,220		142,767
CMS Energy	2,985		191,070
Consolidated Edison	3,670		314,776

69

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description		Shares		Value ($)
Common Stocks - 28.2% (continued)
Utilities - .7% (continued)
Constellation Energy		2,008		92,328
DTE Energy		1,046		127,183
Duke Energy		1,581		158,748
Edison International		3,500		221,970
Entergy		962		101,212
Evergy		3,065		191,287
Eversource Energy		1,700		139,060
Exelon		6,025		256,424
FirstEnergy		4,175		174,724
NextEra Energy		6,872		537,871
NiSource		3,490		100,966
NRG Energy		2,350		88,924
Public Service Enterprise Group		2,960		191,897
The AES		4,010		85,132
			3,472,769
Total Common Stocks (cost $70,941,740)		139,769,781
	Preferred Dividend Yield (%)
Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000		345,000
	1-Day Yield (%)
Investment Companies - 59.9%
Registered Investment Companies - 59.9%
BNY Mellon Corporate Bond Fund, Cl. M		1,515,057	[i]	19,559,389
BNY Mellon Emerging Markets Fund, Cl. M		1,408,460	[i]	17,887,445
BNY Mellon Floating Rate Income Fund, Cl. Y		1,069,802	[i]	12,078,062
BNY Mellon Focused Equity Opportunities Fund, Cl. M		2,870,416	[i]	52,557,312
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,157,218	[i]	11,039,862
BNY Mellon High Yield Fund, Cl. I		2,065,696	[i]	12,084,321
BNY Mellon Income Stock Fund, Cl. M		1,920,115	[i]	17,799,465
BNY Mellon Intermediate Bond Fund, Cl. M		2,110,870	[i]	26,195,896
BNY Mellon International Equity Fund, Cl. Y		857,001	[i]	19,299,654
BNY Mellon International Fund, Cl. M		19,300	[i]	273,284
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		363,602	[i]	7,304,764
BNY Mellon Research Growth Fund, Cl. Y		414,854	[i]	7,699,686
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		889,121	[i]	23,659,523
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		1,111,836	[i]	28,529,718
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		234,350	[i]	5,057,281
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.10	35,603,469	[i]	35,603,469
Total Investment Companies (cost $255,564,943)		296,629,131

70

BNY Mellon Asset Allocation Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,751,131)	0.10	1,751,131	[i] 1,751,131
Total Investments (cost $387,364,988)		100.4%	496,644,377
Liabilities, Less Cash and Receivables		(0.4%)	(1,844,311)
Net Assets		100.0%	494,800,066

GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $3,723,357 and the value of the collateral was $4,069,279, consisting of cash collateral of $1,751,131 and U.S. Government & Agency securities valued at $2,318,148. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $4,130,872 or .83% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	60.3
Technology	7.4
Consumer, Non-cyclical	6.2
Financial	6.0
Communications	4.7
Government	3.8
Consumer, Cyclical	3.2
Mortgage Securities	3.1
Industrial	2.6
Energy	1.6
Basic Materials	.8
Utilities	.7
100.4

† Based on net assets.

See notes to financial statements.

71

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 59.9%
BNY Mellon Corporate Bond Fund, Cl. M - 3.9%	20,471,709	423,225	-	-	(1,335,545)	19,559,389	423,225
BNY Mellon Emerging Markets Fund, Cl. M - 3.6%	33,403,107	373,786	(13,468,176)	3,374,076	(5,795,348)	17,887,445	373,787
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.4%	11,973,446	274,238	-	-	(169,622)	12,078,062	274,238
BNY Mellon Focused Equity Opportunities Fund, Cl. M - 10.6%	69,824,384	7,657,162	(16,008,469)	5,478,500	(14,394,265)	52,557,312	7,657,162
BNY Mellon Global Real Estate Securities Fund, CI. Y - 2.2%	11,434,177	901,389	-	-	(1,295,704)	11,039,862	901,389
BNY Mellon High Yield Fund, Cl. I - 2.4%	12,435,214	322,878	-	-	(673,771)	12,084,321	324,824
BNY Mellon Income Stock Fund, Cl. M - 3.6%	16,454,238	2,965,955	-	-	(1,620,728)	17,799,465	2,965,955
BNY Mellon Intermediate Bond Fund, Cl. M - 5.3%	27,010,997	276,937	-	-	(1,092,038)	26,195,896	276,937
BNY Mellon International Equity Fund, Cl. Y - 3.9%	21,689,770	692,614	-	-	(3,082,730)	19,299,654	692,615
BNY Mellon International Fund, Cl. M - .1%	291,195	5,430	-	-	(23,341)	273,284	5,430
BNY Mellon International Small Cap Fund, Cl. Y - .0%	14,723,415	-	(12,675,616)	1,056,881	(3,104,680)	-	1,053,104
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M - 1.5%	7,902,128	919,739	-	-	(1,517,103)	7,304,764	919,739
BNY Mellon Research Growth Fund, Cl. Y - 1.6%	19,225,451	695,367	(10,762,978)	3,601,418	(5,059,572)	7,699,686	695,367

72

BNY Mellon Asset Allocation Fund (continued)
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 59.9% (continued)
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y - 4.8%	27,174,289	4,133,541	-	-	(7,648,307)	23,659,523	4,133,541
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y - 5.8%	18,690,003	14,463,447	-	-	(4,623,732)	28,529,718	3,884,451
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M - 1.0%	5,399,061	609,077	-	-	(950,857)	5,057,281	609,077
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M - .0%	17,005,865	-	(16,870,168)	3,782,127	(3,917,824)	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 7.2%	3,491,004	67,167,482	(35,055,017)	-	-	35,603,469	6,588
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .4%	280,000	13,470,754	(11,999,623)	-	-	1,751,131	1,919	††
Total - 60.3%	338,879,453	115,353,021	(116,840,047)	17,293,002	(56,305,167)	298,380,262	25,199,348

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

73

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	76,992,073	455,997,287	2,423,159,571
Affiliated issuers	70,740,833	43,470,326	75,396,738
Cash denominated in foreign currency†††	-	-	1,391,062
Receivable for investment securities sold	3,025,682	4,768,976	2,261,977
Dividends and securities lending income receivable	144,620	905,692	2,399,452
Receivable for shares of Beneficial Interest subscribed	-	518,095	2,265,127
Prepaid expenses	14,290	37,546	28,487
	150,917,498	505,697,922	2,506,902,414
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	105,936	303,823	1,727,124
Cash overdraft due to Custodian	628	696,163	9,333
Payable for shares of Beneficial Interest redeemed	981,802	838,425	1,058,524
Liability for securities on loan—Note 1(c)	90,082	17,068,296	37,283,072
Trustees’ fees and expenses payable	12,039	10,000	55,217
Payable for investment securities purchased	-	4,989,561	3,072,712
Outstanding options written, at value††††	-	722,396	-
Other accrued expenses	48,846	59,320	84,860
	1,239,333	24,687,984	43,290,842
Net Assets ($)	149,678,165	481,009,938	2,463,611,572
Composition of Net Assets ($):
Paid-in capital	(78,161,735)	316,880,096	1,183,751,150
Total distributable earnings (loss)	227,839,900	164,129,842	1,279,860,422
Net Assets ($)	149,678,165	481,009,938	2,463,611,572
† Investments at cost ($)
Unaffiliated issuers	20,160,588	340,998,096	1,270,506,073
Affiliated issuers	50,559,076	43,470,326	75,396,738
†† Value of securities on loan ($)	794,086	30,510,178	83,408,016
††† Cash denominated in foreign currency (cost) ($)	-	-	1,398,878
†††† Outstanding options premiums received—Note 4 ($)	-	248,509	-

74

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund
Net Asset Value Per Share
Class M
Net Assets ($)	136,497,466	451,633,954	2,305,258,809
Shares Outstanding	6,924,780	48,697,664	114,731,670
Net Asset Value Per Share ($)	19.71	9.27	20.09
Investor Shares
Net Assets ($)	13,180,699	18,424,736	158,352,763
Shares Outstanding	647,648	1,950,863	8,082,113
Net Asset Value Per Share ($)	20.35	9.44	19.59
Class A
Net Assets ($)	-	1,751,489	-
Shares Outstanding	-	188,638	-
Net Asset Value Per Share ($)	-	9.28	-
Class C
Net Assets ($)	-	509,322	-
Shares Outstanding	-	55,128	-
Net Asset Value Per Share ($)	-	9.24	-
Class I
Net Assets ($)	-	8,388,592	-
Shares Outstanding	-	904,184	-
Net Asset Value Per Share ($)	-	9.28	-
Class Y
Net Assets ($)	-	301,845	-
Shares Outstanding	-	32,591	-
Net Asset Value Per Share ($)	-	9.26	-

See notes to financial statements.

75

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon Focused Equity Opportunities Fund	BNY Mellon International Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	772,774,563	426,805,571	547,693,957
Affiliated issuers	34,379,930	13,254,217	16,332,807
Cash denominated in foreign currency†††	-	-	1,989,272
Receivable for investment securities sold	7,984,569	-	-
Dividends and securities lending income receivable	454,518	620,604	975,613
Receivable for shares of Beneficial Interest subscribed	152,500	522,465	394,500
Tax reclaim receivable	852	-	2,390,865
Prepaid expenses	23,665	23,269	19,035
	815,770,597	441,226,126	569,796,049
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	644,037	287,649	473,146
Liability for securities on loan—Note 1(c)	15,657,100	-	12,609,939
Payable for shares of Beneficial Interest redeemed	1,782,799	239,997	60,648
Payable for investment securities purchased	1,496,767	-	-
Trustees’ fees and expenses payable	21,700	11,533	14,900
Interest payable—Note 2	217	-	-
Other accrued expenses	45,075	53,875	56,475
	19,647,695	593,054	13,215,108
Net Assets ($)	796,122,902	440,633,072	556,580,941
Composition of Net Assets ($):
Paid-in capital	658,922,981	244,707,726	575,041,771
Total distributable earnings (loss)	137,199,921	195,925,346	(18,460,830)
Net Assets ($)	796,122,902	440,633,072	556,580,941
† Investments at cost ($)
Unaffiliated issuers	628,572,062	282,565,586	534,906,547
Affiliated issuers	34,379,930	13,254,217	16,332,807
†† Value of securities on loan ($)	55,415,480	-	11,924,166
††† Cash denominated in foreign currency (cost) ($)	-	-	1,986,567
Net Asset Value Per Share
Class M
Net Assets ($)	764,056,764	427,232,504	537,160,900
Shares Outstanding	35,411,423	23,333,055	37,924,655
Net Asset Value Per Share ($)	21.58	18.31	14.16
Investor Shares
Net Assets ($)	32,066,138	13,400,568	19,420,041
Shares Outstanding	1,603,196	744,857	1,279,872
Net Asset Value Per Share ($)	20.00	17.99	15.17

See notes to financial statements.

76

	BNY Mellon Emerging Markets Fund	BNY Mellon International Equity Income Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	898,398,674	80,382,946	198,264,115
Affiliated issuers	13,743,900	3,438,022	298,380,262
Cash	2,308,825	-	-
Cash denominated in foreign currency†††	7,210,631	501,231	-
Dividends, interest and securities lending income receivable	3,954,931	300,412	681,955
Receivable for shares of Beneficial Interest subscribed	962,728	-	223,089
Tax reclaim receivable	-	515,937	-
Receivable for investment securities sold	-	-	297,295
Prepaid expenses	97,890	20,595	16,129
	926,677,579	85,159,143	497,862,845
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	1,283,561	106,016	258,514
Cash overdraft due to Custodian	-	-	300,733
Liability for securities on loan—Note 1(c)	10,481,771	3,207,456	1,751,131
Payable for shares of Beneficial Interest redeemed	97,517	11,521	219,012
Foreign capital gains tax payable	78,744	-	-
Trustees’ fees and expenses payable	19,333	1,700	12,556
Payable for investment securities purchased	-	-	462,511
Other accrued expenses	54,306	44,212	58,322
	12,015,232	3,370,905	3,062,779
Net Assets ($)	914,662,347	81,788,238	494,800,066
Composition of Net Assets ($):
Paid-in capital	1,035,568,812	142,562,372	355,749,857
Total distributable earnings (loss)	(120,906,465)	(60,774,134)	139,050,209
Net Assets ($)	914,662,347	81,788,238	494,800,066
† Investments at cost ($)
Unaffiliated issuers	656,542,263	66,938,002	130,048,914
Affiliated issuers	13,743,900	3,438,022	257,316,074
†† Value of securities on loan ($)	20,339,712	3,079,999	3,723,357
††† Cash denominated in foreign currency (cost) ($)	7,402,007	501,322	-
Net Asset Value Per Share
Class M
Net Assets ($)	880,231,485	80,250,355	487,091,461
Shares Outstanding	69,281,789	6,044,522	35,143,089
Net Asset Value Per Share ($)	12.71	13.28	13.86
Investor Shares
Net Assets ($)	34,430,862	1,537,883	7,708,605
Shares Outstanding	2,637,401	114,259	550,600
Net Asset Value Per Share ($)	13.05	13.46	14.00

See notes to financial statements.

77

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,332,126	7,174,737	14,879,461	†
Affiliated issuers	1,251,606	7,653	10,785
Income from securities lending—Note 1(c)	2,275	16,437	22,454
Total Income	2,586,007	7,198,827	14,912,700
Expenses:
Investment advisory fee—Note 3(a)	915,055	1,715,121	10,363,102
Administration fee—Note 3(a)	136,364	326,578	1,710,074
Professional fees	23,793	26,388	55,176
Trustees’ fees and expenses—Note 3(c)	20,812	22,650	119,762
Shareholder servicing costs—Note 3(b)	17,661	28,690	213,545
Registration fees	16,147	42,299	18,865
Chief Compliance Officer fees—Note 3(b)	10,155	7,254	11,606
Prospectus and shareholders’ reports	7,093	6,316	8,279
Custodian fees—Note 3(b)	4,683	4,130	27,486
Loan commitment fees—Note 2	3,000	3,868	1,754
Distribution fees—Note 3(b)	-	2,188	-
Interest expense—Note 2	-	2,156	-
Miscellaneous	12,112	17,188	54,752
Total Expenses	1,166,875	2,204,826	12,584,401
Less—reduction in expenses due to undertakings—Note 3(a)	-	(450)	-
Net Expenses	1,166,875	2,204,376	12,584,401
Net Investment Income	1,419,132	4,994,451	2,328,299
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	114,666,314	75,064,383	182,052,363
Affiliated issuers	16,632,859	-	-
Capital gain distributions from affiliated issuers	28,037,321	-	-
Net Realized Gain (Loss)	159,336,494	75,064,383	182,052,363
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(118,032,674)	(37,122,621)	(393,727,510)
Affiliated issuers	(47,107,983)	-	-
Net change in unrealized appreciation (depreciation) on options transactions	-	(473,887)	-
Net Change in Unrealized Appreciation (Depreciation)	(165,140,657)	(37,596,508)	(393,727,510)
Net Realized and Unrealized Gain (Loss) on Investments	(5,804,163)	37,467,875	(211,675,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,385,031)	42,462,326	(209,346,848)
† Net of foreign taxes withheld at source ($)	-	-	33,547

See notes to financial statements.

78

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon Focused Equity Opportunities Fund	BNY Mellon International Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,714,999	†	2,999,930	8,452,085	†
Affiliated issuers	8,719		880	1,331
Income from securities lending—Note 1(c)	221,375		-	10,669
Total Income	3,945,093		3,000,810	8,464,085
Expenses:
Investment advisory fee—Note 3(a)	3,919,126		1,631,987	2,522,939
Administration fee—Note 3(a)	570,633		288,574	367,445
Shareholder servicing costs—Note 3(b)	42,917		16,641	25,137
Trustees’ fees and expenses—Note 3(c)	41,009		21,855	24,063
Professional fees	31,359		26,171	28,545
Registration fees	23,702		18,544	17,265
Custodian fees—Note 3(b)	18,869		4,382	44,181
Chief Compliance Officer fees—Note 3(b)	7,254		7,254	7,254
Loan commitment fees—Note 2	7,219		1,593	1,711
Prospectus and shareholders’ reports	7,073		5,447	4,254
Interest expense—Note 2	217		741	71
Miscellaneous	22,621		12,832	15,741
Total Expenses	4,691,999		2,036,021	3,058,606
Net Investment Income (Loss)	(746,906)		964,789	5,405,479
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,867,468		64,797,664	7,655,383
Net realized gain (loss) on forward foreign currency exchange contracts	-		-	(7,437)
Net Realized Gain (Loss)	4,867,468		64,797,664	7,647,946
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(65,208,046)		(80,162,970)	(49,859,563)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	-		-	2,757
Net Change in Unrealized Appreciation (Depreciation)	(65,208,046)		(80,162,970)	(49,856,806)
Net Realized and Unrealized Gain (Loss) on Investments	(60,340,578)		(15,365,306)	(42,208,860)
Net (Decrease) in Net Assets Resulting from Operations	(61,087,484)		(14,400,517)	(36,803,381)
† Net of foreign taxes withheld at source ($)	16,429		-	481,100

See notes to financial statements.

79

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	BNY Mellon Emerging Markets Fund		BNY Mellon International Equity Income Fund		BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	16,180,257	†	1,712,072	†	1,025,992
Affiliated issuers	1,824		99		4,071,956
Interest	-		-		690,855
Income from securities lending—Note 1(c)	40,865		1,093		1,919
Total Income	16,222,946		1,713,264		5,790,722
Expenses:
Investment advisory fee—Note 3(a)	5,621,647		359,791		823,146
Administration fee—Note 3(a)	605,139		52,404		126,202
Custodian fees—Note 3(b)	465,096		45,709		4,704
Registration fees	71,252		15,008		16,418
Professional fees	62,992		24,950		27,079
Shareholder servicing costs—Note 3(b)	43,166		1,844		9,817
Trustees’ fees and expenses—Note 3(c)	40,298		3,223		22,420
Chief Compliance Officer fees—Note 3(b)	7,254		7,254		8,705
Loan commitment fees—Note 2	7,066		573		3,532
Prospectus and shareholders’ reports	3,943		3,625		5,812
Interest expense—Note 2	811		-		569
Miscellaneous	23,356		11,180		15,858
Total Expenses	6,952,020		525,561		1,064,262
Less—reduction in expenses due to undertakings—Note 3(a)	-		-		(79,696)
Net Expenses	6,952,020		525,561		984,566
Net Investment Income	9,270,926		1,187,703		4,806,156
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	46,833,184		3,050,606		(155,517)
Affiliated issuers	-		-		17,293,002
Capital gain distributions from affiliated issuers	-		-		21,125,473
Net Realized Gain (Loss)	46,833,184		3,050,606		38,262,958
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(143,385,688)		(5,330,157)		(7,034,707)
Affiliated issuers	-		-		(56,305,167)
Net Change in Unrealized Appreciation (Depreciation)	(143,385,688)		(5,330,157)		(63,339,874)
Net Realized and Unrealized Gain (Loss) on Investments	(96,552,504)		(2,279,551)		(25,076,916)
Net (Decrease) in Net Assets Resulting from Operations	(87,281,578)		(1,091,848)		(20,270,760)
† Net of foreign taxes withheld at source ($)	2,153,494		157,796		-

See notes to financial statements.

80

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		BNY Mellon Income Stock Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	1,419,132	2,394,087	4,994,451	11,639,730
Net realized gain (loss) on investments	159,336,494	30,638,374	75,064,383	99,886,340
Net change in unrealized appreciation (depreciation) on investments	(165,140,657)	91,012,551	(37,596,508)	97,168,823
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,385,031)	124,045,012	42,462,326	208,694,893
Distributions ($):
Distributions to shareholders:
Class M	(39,145,590)	(18,784,646)	(88,786,792)	(11,182,363)
Investor Shares	(1,357,757)	(478,281)	(3,149,107)	(242,609)
Class A	-	-	(299,192)	(23,244)
Class C	-	-	(110,943)	(7,581)
Class I	-	-	(1,476,289)	(158,176)
Class Y	-	-	(139,130)	(13,604)
Total Distributions	(40,503,347)	(19,262,927)	(93,961,453)	(11,627,577)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	2,979,040	90,930,191	26,844,388	45,175,308
Investor Shares	2,239,199	8,383,526	5,018,902	6,993,635
Class A	-	-	210,620	477,023
Class C	-	-	16,500	14,800
Class I	-	-	339,948	1,421,773
Distributions reinvested:
Class M	29,104,450	14,193,078	35,895,650	1,838,037
Investor Shares	928,440	408,800	2,504,170	213,844
Class A	-	-	284,412	22,247
Class C	-	-	110,943	7,581
Class I	-	-	1,293,384	143,571
Class Y	-	-	139,130	13,604
Cost of shares redeemed:
Class M	(336,776,014)	(48,836,837)	(117,098,352)	(259,521,947)
Investor Shares	(2,858,944)	(2,715,932)	(3,484,923)	(7,931,616)
Class A	-	-	(293,747)	(405,742)
Class C	-	-	(179,220)	(383,703)
Class I	-	-	(945,140)	(3,680,540)
Class Y	-	-	(531,015)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(304,383,829)	62,362,826	(49,874,350)	(215,602,125)
Total Increase (Decrease) in Net Assets	(349,272,207)	167,144,911	(101,373,477)	(18,534,809)
Net Assets ($):
Beginning of Period	498,950,372	331,805,461	582,383,415	600,918,224
End of Period	149,678,165	498,950,372	481,009,938	582,383,415

81

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		BNY Mellon Income Stock Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class Ma
Shares sold	140,378	4,901,102	2,918,473	5,190,045
Shares issued for distributions reinvested	1,406,012	783,715	4,026,136	209,423
Shares redeemed	(16,310,481)	(2,523,331)	(11,790,049)	(30,690,046)
Net Increase (Decrease) in Shares Outstanding	(14,764,091)	3,161,486	(4,845,440)	(25,290,578)
Investor Shares[a]
Shares sold	97,846	449,104	506,750	774,298
Shares issued for distributions reinvested	43,426	21,920	275,188	23,754
Shares redeemed	(129,841)	(140,668)	(364,597)	(914,572)
Net Increase (Decrease) in Shares Outstanding	11,431	330,356	417,341	(116,520)
Class A
Shares sold	-	-	22,480	49,986
Shares issued for distributions reinvested	-	-	31,775	2,481
Shares redeemed	-	-	(31,292)	(49,223)
Net Increase (Decrease) in Shares Outstanding	-	-	22,963	3,244
Class C
Shares sold	-	-	1,742	1,444
Shares issued for distributions reinvested	-	-	12,471	875
Shares redeemed	-	-	(19,976)	(43,529)
Net Increase (Decrease) in Shares Outstanding	-	-	(5,763)	(41,210)
Class I
Shares sold	-	-	36,083	169,364
Shares issued for distributions reinvested	-	-	144,570	16,228
Shares redeemed	-	-	(99,708)	(437,177)
Net Increase (Decrease) in Shares Outstanding	-	-	80,945	(251,585)
Class Y
Shares issued for distributions reinvested	-	-	15,590	1,520
Shares redeemed	-	-	(58,289)	-
Net Increase (Decrease) in Shares Outstanding	-	-	(42,699)	1,520

[a]

During the period ended February 28, 2022, 100,735 Class M shares representing $2,239,199 were exchanged for 97,847 Investor shares for BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and 504,105 Class M shares representing $4,918,577 were exchanged for 495,882 Investor shares for BNY Mellon Income Stock Fund. During the period ended August 31, 2021, 411,468 Class M shares representing $7,371,522 were exchanged for 400,281 Investor shares for BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and 764,169 Class M shares representing $6,784,989 were exchanged for 753,116 Investor shares for BNY Mellon Income Stock Fund.

See notes to financial statements.

82

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income (loss)	2,328,299	4,654,164	(746,906)	(1,581,841)
Net realized gain (loss) on investments	182,052,363	369,022,852	4,867,468	120,213,134
Net change in unrealized appreciation (depreciation) on investments	(393,727,510)	517,138,703	(65,208,046)	85,252,643
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,346,848)	890,815,719	(61,087,484)	203,883,936
Distributions ($):
Distributions to shareholders:
Class M	(317,016,965)	(194,781,339)	(105,858,494)	(4,157,707)
Investor Shares	(21,460,398)	(9,957,724)	(4,329,154)	(174,271)
Total Distributions	(338,477,363)	(204,739,063)	(110,187,648)	(4,331,978)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	65,245,189	154,767,926	108,269,334	341,289,130
Investor Shares	28,181,881	73,332,789	7,793,581	14,455,218
Distributions reinvested:
Class M	137,487,779	83,909,671	50,813,496	2,178,234
Investor Shares	17,357,474	8,254,672	3,704,720	149,887
Cost of shares redeemed:
Class M	(216,562,654)	(491,690,686)	(163,794,591)	(68,397,030)
Investor Shares	(27,089,212)	(48,627,853)	(7,143,247)	(8,477,538)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,620,457	(220,053,481)	(356,707)	281,197,901
Total Increase (Decrease) in Net Assets	(543,203,754)	466,023,175	(171,631,839)	480,749,859
Net Assets ($):
Beginning of Period	3,006,815,326	2,540,792,151	967,754,741	487,004,882
End of Period	2,463,611,572	3,006,815,326	796,122,902	967,754,741
Capital Share Transactions (Shares):
Class Ma
Shares sold	3,031,777	7,186,605	4,497,015	14,424,758
Shares issued for distributions reinvested	6,509,838	4,091,159	2,273,534	92,968
Shares redeemed	(9,491,236)	(22,815,486)	(7,172,054)	(2,902,153)
Net Increase (Decrease) in Shares Outstanding	50,379	(11,537,722)	(401,505)	11,615,573
Investor Shares[a]
Shares sold	1,274,960	3,409,989	351,662	625,164
Shares issued for distributions reinvested	842,187	410,476	178,713	6,816
Shares redeemed	(1,272,017)	(2,238,766)	(330,086)	(359,827)
Net Increase (Decrease) in Shares Outstanding	845,130	1,581,699	200,289	272,153

[a]

During the period ended February 28, 2022, 1,216,616 Class M shares representing $27,577,117 were exchanged for 1,245,548 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund and 308,446 Class M shares representing $7,307,151 were exchanged for 331,206 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund. During the period ended August 31, 2021, 3,218,686 Class M shares representing $70,369,969 were exchanged for 3,285,764 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund and 548,483 Class M shares representing $13,388,301 were exchanged for 584,956 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund.

See notes to financial statements.

83

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Focused Equity Opportunities Fund		BNY Mellon International Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	964,789	2,452,152	5,405,479	11,236,968
Net realized gain (loss) on investments	64,797,664	62,550,290	7,647,946	41,350,609
Net change in unrealized appreciation (depreciation) on investments	(80,162,970)	63,159,391	(49,856,806)	70,156,376
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,400,517)	128,161,833	(36,803,381)	122,743,953
Distributions ($):
Distributions to shareholders:
Class M	(64,364,690)	(32,861,249)	(10,972,686)	(12,773,086)
Investor Shares	(1,978,901)	(611,494)	(328,535)	(299,493)
Total Distributions	(66,343,591)	(33,472,743)	(11,301,221)	(13,072,579)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	41,552,967	39,838,377	22,840,358	61,975,120
Investor Shares	6,516,019	5,690,530	5,978,523	12,871,567
Distributions reinvested:
Class M	33,441,806	16,515,745	1,913,533	2,226,618
Investor Shares	1,324,972	399,681	252,819	238,826
Cost of shares redeemed:
Class M	(52,703,262)	(113,680,498)	(44,989,871)	(119,816,814)
Investor Shares	(4,076,122)	(4,027,028)	(4,638,693)	(11,193,745)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	26,056,380	(55,263,193)	(18,643,331)	(53,698,428)
Total Increase (Decrease) in Net Assets	(54,687,728)	39,425,897	(66,747,933)	55,972,946
Net Assets ($):
Beginning of Period	495,320,800	455,894,903	623,328,874	567,355,928
End of Period	440,633,072	495,320,800	556,580,941	623,328,874
Capital Share Transactions (Shares):
Class Ma
Shares sold	2,143,126	2,136,615	1,530,679	4,391,112
Shares issued for distributions reinvested	1,701,008	955,219	129,118	161,349
Shares redeemed	(2,502,710)	(6,146,462)	(3,011,007)	(8,525,620)
Net Increase (Decrease) in Shares Outstanding	1,341,424	(3,054,628)	(1,351,210)	(3,973,159)
Investor Shares[a]
Shares sold	331,572	311,460	372,773	833,122
Shares issued for distributions reinvested	68,545	23,442	15,921	16,159
Shares redeemed	(217,239)	(225,096)	(288,515)	(730,196)
Net Increase (Decrease) in Shares Outstanding	182,878	109,806	100,179	119,085

[a]

During the period ended February 28, 2022, 325,960 Class M shares representing $6,516,019 were exchanged for 331,572 Investor shares for BNY Mellon Focused Equity Opportunities Fund and 387,863 Class M shares representing $5,810,310 were exchanged for 362,515 Investor shares for BNY Mellon International Fund. During the period ended August 31, 2021, 299,356 Class M shares representing $5,553,976 were exchanged for 303,890 Investor shares for BNY Mellon Focused Equity Opportunities Fund and 881,995 Class M shares representing $12,729,641 were exchanged for 824,993 Investor shares for BNY Mellon International Fund.

See notes to financial statements.

84

	BNY Mellon Emerging Markets Fund		BNY Mellon International Equity Income Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	9,270,926	17,343,020	1,187,703	2,936,741
Net realized gain (loss) on investments	46,833,184	52,551,535	3,050,606	2,283,064
Net change in unrealized appreciation (depreciation) on investments	(143,385,688)	134,443,173	(5,330,157)	18,646,175
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,281,578)	204,337,728	(1,091,848)	23,865,980
Distributions ($):
Distributions to shareholders:
Class M	(18,779,410)	(10,234,104)	(2,141,042)	(3,874,486)
Investor Shares	(615,834)	(249,808)	(34,736)	(32,564)
Total Distributions	(19,395,244)	(10,483,912)	(2,175,778)	(3,907,050)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	68,906,821	242,420,663	554,935	2,215,399
Investor Shares	12,227,633	20,110,178	631,697	1,952,585
Distributions reinvested:
Class M	3,324,382	2,017,327	614,749	1,090,285
Investor Shares	481,300	200,582	29,313	27,290
Cost of shares redeemed:
Class M	(152,183,156)	(131,940,013)	(7,266,665)	(44,789,177)
Investor Shares	(8,448,652)	(12,958,610)	(429,780)	(1,721,931)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(75,691,672)	119,850,127	(5,865,751)	(41,225,549)
Total Increase (Decrease) in Net Assets	(182,368,494)	313,703,943	(9,133,377)	(21,266,619)
Net Assets ($):
Beginning of Period	1,097,030,841	783,326,898	90,921,615	112,188,234
End of Period	914,662,347	1,097,030,841	81,788,238	90,921,615
Capital Share Transactions (Shares):
Class Ma
Shares sold	5,200,439	17,778,021	41,043	180,647
Shares issued for distributions reinvested	254,937	159,852	45,688	88,607
Shares redeemed	(11,324,867)	(9,988,027)	(537,533)	(3,641,777)
Net Increase (Decrease) in Shares Outstanding	(5,869,491)	7,949,846	(450,802)	(3,372,523)
Investor Shares[a]
Shares sold	888,185	1,479,539	46,696	145,241
Shares issued for distributions reinvested	35,891	15,465	2,151	2,151
Shares redeemed	(616,751)	(961,400)	(31,448)	(131,987)
Net Increase (Decrease) in Shares Outstanding	307,325	533,604	17,399	15,405

[a]

During the period ended February 28, 2022, 817,588 Class M shares representing $10,944,899 were exchanged for 796,462 Investor shares for BNY Mellon Emerging Markets Fund and 47,324 Class M shares representing $631,697 were exchanged for 46,696 Investor shares for BNY Mellon International Equity Income Fund. During the period ended August 31, 2021, 1,297,529 Class M shares representing $17,090,072 were exchanged for 1,263,855 Investor shares for BNY Mellon Emerging Markets Fund and 134,903 Class M shares representing $1,783,081 were exchanged for 133,092 Investor shares for BNY Mellon International Equity Income Fund.

See notes to financial statements.

85

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	4,806,156	5,719,149
Net realized gain (loss) on investments	38,262,958	21,438,748
Net change in unrealized appreciation (depreciation) on investments	(63,339,874)	78,976,653
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,270,760)	106,134,550
Distributions ($):
Distributions to shareholders:
Class M	(31,063,736)	(17,946,163)
Investor Shares	(476,592)	(213,750)
Total Distributions	(31,540,328)	(18,159,913)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	19,548,826	28,903,160
Investor Shares	1,261,395	3,631,696
Distributions reinvested:
Class M	16,471,804	8,583,726
Investor Shares	451,525	200,277
Cost of shares redeemed:
Class M	(35,110,342)	(50,275,624)
Investor Shares	(1,015,650)	(3,641,138)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,607,558	(12,597,903)
Total Increase (Decrease) in Net Assets	(50,203,530)	75,376,734
Net Assets ($):
Beginning of Period	545,003,596	469,626,862
End of Period	494,800,066	545,003,596
Capital Share Transactions (Shares):
Class Ma
Shares sold	1,323,569	2,049,894
Shares issued for distributions reinvested	1,116,011	632,150
Shares redeemed	(2,320,179)	(3,622,566)
Net Increase (Decrease) in Shares Outstanding	119,401	(940,522)
Investor Shares[a]
Shares sold	83,485	250,941
Shares issued for distributions reinvested	30,290	14,535
Shares redeemed	(67,860)	(256,534)
Net Increase (Decrease) in Shares Outstanding	45,915	8,942

[a]

During the period ended February 28, 2022, 84,176 Class M shares representing $1,259,895 were exchanged for 83,384 Investor shares and during the period ended August 31, 2021, 202,247 Class M shares representing $2,907,268 were exchanged for 200,376 Investor shares.

See notes to financial statements.
86

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	22.33	17.61	15.86	18.12	16.50	14.98
Investment Operations:
Net investment income[a]	.08	.11	.16	.15	.14	.16
Net realized and unrealized gain (loss) on investments	(.53)	5.48	2.91	(.35)	3.21	2.31
Total from Investment Operations	(.45)	5.59	3.07	(.20)	3.35	2.47
Distributions:
Dividends from net investment income	(.38)	(.15)	(.17)	(.23)	(.23)	(.23)
Dividends from net realized gain on investments	(1.79)	(.72)	(1.15)	(1.83)	(1.50)	(.72)
Total Distributions	(2.17)	(.87)	(1.32)	(2.06)	(1.73)	(.95)
Net asset value, end of period	19.71	22.33	17.61	15.86	18.12	16.50
Total Return (%)	(2.49)[b]	32.91	20.12	.69	21.44	17.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.56[d]	.56	.64	.64	.66	.65
Ratio of net investment income to average net assets [c]	.70[d]	.57	1.01	.96	.80	1.05
Portfolio Turnover Rate	6.86[b]	12.57	15.09	25.75	15.03	24.05
Net Assets, end of period ($ x 1,000)	136,497	484,341	326,268	308,921	349,960	336,659

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

87

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	22.96	18.10	16.28	18.53	16.84	15.28
Investment Operations:
Net investment income[a]	.04	.07	.12	.11	.10	.13
Net realized and unrealized gain (loss) on investments	(.53)	5.63	2.99	(.34)	3.28	2.35
Total from Investment Operations	(.49)	5.70	3.11	(.23)	3.38	2.48
Distributions:
Dividends from net investment income	(.33)	(.12)	(.14)	(.19)	(.19)	(.20)
Dividends from net realized gain on investments	(1.79)	(.72)	(1.15)	(1.83)	(1.50)	(.72)
Total Distributions	(2.12)	(.84)	(1.29)	(2.02)	(1.69)	(.92)
Net asset value, end of period	20.35	22.96	18.10	16.28	18.53	16.84
Total Return (%)	(2.59)[b]	32.59	19.76	.45	21.15	16.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.81[d]	.81	.89	.89	.91	.90
Ratio of net investment income to average net assets [c]	.37[d]	.32	.77	.71	.56	.81
Portfolio Turnover Rate	6.86[b]	12.57	15.09	25.75	15.03	24.05
Net Assets, end of period ($ x 1,000)	13,181	14,609	5,538	6,949	6,598	6,511

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

88

		Class M
Six Months Ended		Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.36	7.34	8.70	9.78	9.29	8.72
Investment Operations:
Net investment income[a]	.09	.18	.20	.22	.21	.21
Net realized and unrealized gain (loss) on investments	.68	3.02	(.66)	(.33)	1.16	.83
Total From Investment Operations	.77	3.20	(.46)	(.11)	1.37	1.04
Distributions:
Dividends from net investment income	(.10)	(.18)	(.19)	(.21)	(.19)	(.19)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.86)	(.18)	(.90)	(.97)	(.88)	(.47)
Net asset value, end of period	9.27	10.36	7.34	8.70	9.78	9.29
Total Return (%)	8.18[b]	44.06	(6.38)	(.36)	15.31	12.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.83	.81	.80	.80	.81
Ratio of net expenses to average net assets	.82[c]	.83	.81	.80	.80	.81
Ratio of net investment income to average net assets	1.90[c]	2.02	2.53	2.47	2.17	2.28
Portfolio Turnover Rate	37.19[b]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	451,634	554,602	578,269	930,683	1,185,755	1,185,723

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

89

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
Six Months Ended		Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.52	7.44	8.82	9.90	9.39	8.81
Investment Operations:
Net investment income[a]	.08	.16	.19	.20	.18	.19
Net realized and unrealized gain (loss) on investments	.68	3.08	(.69)	(.33)	1.18	.84
Total from Investment Operations	.76	3.24	(.50)	(.13)	1.36	1.03
Distributions:
Dividends from net investment income	(.08)	(.16)	(.17)	(.19)	(.16)	(.17)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.84)	(.16)	(.88)	(.95)	(.85)	(.45)
Net asset value, end of period	9.44	10.52	7.44	8.82	9.90	9.39
Total Return (%)	8.00[b]	43.91	(6.77)	(.60)	15.08	12.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[c]	1.08	1.06	1.05	1.05	1.06
Ratio of net expenses to average net assets	1.07[c]	1.08	1.06	1.05	1.05	1.06
Ratio of net investment income to average net assets	1.67[c]	1.77	2.26	2.24	1.92	2.03
Portfolio Turnover Rate	37.19[b]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	18,425	16,125	12,282	23,913	31,625	28,204

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

90

		Class A
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.37	7.34	8.71	9.79	9.30	8.72
Investment Operations:
Net investment income[a]	.08	.15	.17	.19	.18	.17
Net realized and unrealized gain (loss) on investments	.67	3.03	(.66)	(.33)	1.16	.86
Total from Investment Operations	.75	3.18	(.49)	(.14)	1.34	1.03
Distributions:
Dividends from net investment income	(.08)	(.15)	(.17)	(.18)	(.16)	(.17)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.84)	(.15)	(.88)	(.94)	(.85)	(.45)
Net asset value, end of period	9.28	10.37	7.34	8.71	9.79	9.30
Total Return (%) [b]	8.09[c]	43.74	(6.81)	(.64)	15.01	12.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[d]	1.20	1.21	1.10	1.10	1.11
Ratio of net expenses to average net assets	1.15[d]	1.15	1.15	1.10	1.10	1.10
Ratio of net investment income to average net assets	1.58[d]	1.68	2.18	2.20	1.89	2.01
Portfolio Turnover Rate	37.19[c]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	1,751	1,718	1,193	1,506	4,608	5,112

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

91

FINANCIAL HIGHLIGHTS (continued)

		Class C
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.33	7.32	8.68	9.76	9.28	8.72
Investment Operations:
Net investment income[a]	.04	.09	.11	.12	.10	.12
Net realized and unrealized gain (loss) on investments	.67	3.01	(.65)	(.33)	1.16	.83
Total from Investment Operations	.71	3.10	(.54)	(.21)	1.26	.95
Distributions:
Dividends from net investment income	(.04)	(.09)	(.11)	(.11)	(.09)	(.11)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.80)	(.09)	(.82)	(.87)	(.78)	(.39)
Net asset value, end of period	9.24	10.33	7.32	8.68	9.76	9.28
Total Return (%) [b]	7.62[c]	42.59	(7.44)	(1.43)	14.07	11.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94[d]	1.93	1.91	1.88	1.88	1.85
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.88	1.88	1.81
Ratio of net investment income to average net assets	.86[d]	.96	1.43	1.36	1.08	1.30
Portfolio Turnover Rate	37.19[c]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	509	629	747	1,158	826	1,143

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

92

		Class I
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.36	7.34	8.71	9.78	9.30	8.72
Investment Operations:
Net investment income[a]	.09	.17	.20	.22	.20	.21
Net realized and unrealized gain (loss) on investments	.68	3.03	(.67)	(.33)	1.16	.84
Total from Investment Operations	.77	3.20	(.47)	(.11)	1.36	1.05
Distributions:
Dividends from net investment income	(.09)	(.18)	(.19)	(.20)	(.19)	(.19)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.85)	(.18)	(.90)	(.96)	(.88)	(.47)
Net asset value, end of period	9.28	10.36	7.34	8.71	9.78	9.30
Total Return (%)	8.24[b]	43.96	(6.54)	(.28)	15.18	12.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.89	.87	.84	.83	.85
Ratio of net expenses to average net assets	.88[c]	.89	.87	.84	.83	.85
Ratio of net investment income to average net assets	1.86[c]	1.96	2.51	2.41	2.13	2.30
Portfolio Turnover Rate	37.19[b]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	8,389	8,530	7,887	10,135	12,491	6,068

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

93

FINANCIAL HIGHLIGHTS (continued)

		Class Y
Six Months Ended		Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	10.35	7.33	8.70	9.78	9.29	8.72
Investment Operations:
Net investment income[a]	.11	.18	.20	.22	.20	.21
Net realized and unrealized gain (loss) on investments	.65	3.02	(.67)	(.33)	1.17	.83
Total from Investment Operations	.76	3.20	(.47)	(.11)	1.37	1.04
Distributions:
Dividends from net investment income	(.09)	(.18)	(.19)	(.21)	(.19)	(.19)
Dividends from net realized gain on investments	(1.76)	-	(.71)	(.76)	(.69)	(.28)
Total Distributions	(1.85)	(.18)	(.90)	(.97)	(.88)	(.47)
Net asset value, end of period	9.26	10.35	7.33	8.70	9.78	9.29
Total Return (%)	8.18[b]	44.11	(6.51)	(.36)	15.31	12.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[c]	.83	.83	.82	.80	.81
Ratio of net expenses to average net assets	.83[c]	.83	.83	.82	.80	.81
Ratio of net investment income to average net assets	1.95[c]	2.01	2.63	2.43	2.17	2.27
Portfolio Turnover Rate	37.19[b]	69.79	78.02	59.45	67.57	52.66
Net Assets, end of period ($ x 1,000)	302	779	541	382	12	11

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

94

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.69	19.28	17.45	19.24	16.72	15.03
Investment Operations:
Net investment income[a]	.02	.04	.09	.08	.05	.07
Net realized and unrealized gain (loss) on investments	(1.74)	6.99	2.36	(.63)	3.28	1.88
Total from Investment Operations	(1.72)	7.03	2.45	(.55)	3.33	1.95
Distributions:
Dividends from net investment income	(.02)	(.08)	(.04)	(.05)	(.04)	(.10)
Dividends from net realized gain on investments	(2.86)	(1.54)	(.58)	(1.19)	(.77)	(.16)
Total Distributions	(2.88)	(1.62)	(.62)	(1.24)	(.81)	(.26)
Net asset value, end of period	20.09	24.69	19.28	17.45	19.24	16.72
Total Return (%)	(7.56)[b]	38.15	14.24	(1.54)	20.48	13.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.90	.90	.89	.89	.90
Ratio of net investment income to average net assets	.18[c]	.18	.50	.45	.30	.45
Portfolio Turnover Rate	9.46[b]	31.74	41.86	44.44	50.53	62.81
Net Assets, end of period ($ x 1,000)	2,305,259	2,831,948	2,433,885	2,610,739	3,358,399	2,788,133

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

95

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.16	18.90	17.13	18.90	16.45	14.79
Investment Operations:
Net investment income (loss)—net [a]	(.01)	(.02)	.04	.04	.01	.03
Net realized and unrealized gain (loss) on investments	(1.70)	6.86	2.31	(.60)	3.22	1.86
Total from Investment Operations	(1.71)	6.84	2.35	(.56)	3.23	1.89
Distributions:
Dividends from net investment income	-	(.04)	-	(.02)	(.01)	(.07)
Dividends from net realized gain on investments	(2.86)	(1.54)	(.58)	(1.19)	(.77)	(.16)
Total Distributions	(2.86)	(1.58)	(.58)	(1.21)	(.78)	(.23)
Net asset value, end of period	19.59	24.16	18.90	17.13	18.90	16.45
Total Return (%)	(7.68)[b]	37.83	13.93	(1.70)	20.13	12.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[c]	1.15	1.15	1.14	1.14	1.15
Ratio of net investment income (loss) to average net assets	(.07)[c]	(.08)	.26	.21	.05	.20
Portfolio Turnover Rate	9.46[b]	31.74	41.86	44.44	50.53	62.81
Net Assets, end of period ($ x 1,000)	158,353	174,867	106,907	118,579	123,713	88,697

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

96

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	26.07	19.28	17.12	23.16	19.48	16.71
Investment Operations:
Net investment income (loss)—net [a]	(.02)	(.05)	.00[b]	.02	(.03)	.01
Net realized and unrealized gain (loss) on investments	(1.53)	6.99	2.77	(3.16)	5.41	2.86
Total from Investment Operations	(1.55)	6.94	2.77	(3.14)	5.38	2.87
Distributions:
Dividends from net investment income	-	-	(.03)	-	-	-
Dividends from net realized gain on investments	(2.94)	(.15)	(.58)	(2.90)	(1.70)	(.10)
Total Distributions	(2.94)	(.15)	(.61)	(2.90)	(1.70)	(.10)
Net asset value, end of period	21.58	26.07	19.28	17.12	23.16	19.48
Total Return (%)	(6.33)[c]	36.05	16.42	(11.94)	28.97	17.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[d]	1.01	1.03	1.02	1.01	1.03
Ratio of net investment income (loss) to average net assets	(.15)[d]	(.19)	.02	.10	(.15)	.05
Portfolio Turnover Rate	24.11[c]	55.94	74.33	71.58	63.00	75.82
Net Assets, end of period ($ x 1,000)	764,057	933,506	466,531	405,350	625,344	507,703

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

97

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	24.41	18.11	16.12	22.08	18.69	16.07
Investment Operations:
Net investment (loss) [a]	(.05)	(.10)	(.04)	(.02)	(.08)	(.04)
Net realized and unrealized gain (loss) on investments	(1.42)	6.55	2.61	(3.04)	5.17	2.76
Total from Investment Operations	(1.47)	6.45	2.57	(3.06)	5.09	2.72
Distributions:
Dividends from net realized gain on investments	(2.94)	(.15)	(.58)	(2.90)	(1.70)	(.10)
Net asset value, end of period	20.00	24.41	18.11	16.12	22.08	18.69
Total Return (%)	(6.44)[b]	35.68	16.20	(12.20)	28.62	16.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[c]	1.26	1.28	1.27	1.26	1.28
Ratio of net investment (loss) to average net assets	(.40)[c]	(.44)	(.22)	(.13)	(.40)	(.20)
Portfolio Turnover Rate	24.11[b]	55.94	74.33	71.58	63.00	75.82
Net Assets, end of period ($ x 1,000)	32,066	34,249	20,474	18,823	25,022	19,641

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

98

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	21.97	17.88	15.57	18.63	16.96	14.63
Investment Operations:
Net investment income[a]	.04	.10	.14	.10	.09	.11
Net realized and unrealized gain (loss) on investments	(.61)	5.38	3.29	(.53)	3.51	3.56
Total from Investment Operations	(.57)	5.48	3.43	(.43)	3.60	3.67
Distributions:
Dividends from net investment income	(.09)	(.15)	(.13)	(.12)	(.07)	(.19)
Dividends from net realized gain on investments	(3.00)	(1.24)	(.99)	(2.51)	(1.86)	(1.15)
Total Distributions	(3.09)	(1.39)	(1.12)	(2.63)	(1.93)	(1.34)
Net asset value, end of period	18.31	21.97	17.88	15.57	18.63	16.96
Total Return (%)	(3.58)[b]	32.72	23.11	(.59)	22.62	27.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.87	.87	.86	.86	.87
Ratio of net investment income to average net assets	.42[c]	.55	.90	.66	.53	.72
Portfolio Turnover Rate	20.77[b]	29.38	43.62	78.12	45.29	62.39
Net Assets, end of period ($ x 1,000)	427,233	483,169	447,927	430,597	577,906	485,040

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

99

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	21.62	17.62	15.37	18.43	16.81	14.51
Investment Operations:
Net investment income[a]	.02	.05	.10	.07	.05	.07
Net realized and unrealized gain (loss) on investments	(.61)	5.29	3.24	(.53)	3.46	3.53
Total from Investment Operations	(.59)	5.34	3.34	(.46)	3.51	3.60
Distributions:
Dividends from net investment income	(.04)	(.10)	(.10)	(.09)	(.03)	(.15)
Dividends from net realized gain on investments	(3.00)	(1.24)	(.99)	(2.51)	(1.86)	(1.15)
Total Distributions	(3.04)	(1.34)	(1.09)	(2.60)	(1.89)	(1.30)
Net asset value, end of period	17.99	21.62	17.62	15.37	18.43	16.81
Total Return (%)	(3.69)[b]	32.36	22.77	(.81)	22.24	26.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[c]	1.12	1.12	1.11	1.11	1.12
Ratio of net investment income to average net assets	.17[c]	.28	.67	.42	.32	.49
Portfolio Turnover Rate	20.77[b]	29.38	43.62	78.12	45.29	62.39
Net Assets, end of period ($ x 1,000)	13,401	12,152	7,968	7,153	11,658	5,947

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

100

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon International Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.38	12.78	12.31	13.45	13.17	11.22
Investment Operations:
Net investment income[a]	.14	.27	.21	.31	.23	.19
Net realized and unrealized gain (loss) on investments	(1.07)	2.64	.60	(1.20)	.26	1.98
Total from Investment Operations	(.93)	2.91	.81	(.89)	.49	2.17
Distributions:
Dividends from net investment income	(.29)	(.31)	(.34)	(.25)	(.21)	(.22)
Net asset value, end of period	14.16	15.38	12.78	12.31	13.45	13.17
Total Return (%)	(6.15)[b]	23.04	6.47	(6.50)	3.68	19.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.03	1.03	1.02	1.02	1.04
Ratio of net investment income to average net assets	1.83[c]	1.86	1.67	2.47	1.68	1.64
Portfolio Turnover Rate	36.78[b]	56.01	66.41	59.03	54.87	81.88
Net Assets, end of period ($ x 1,000)	537,161	603,937	552,883	897,080	1,124,632	1,076,444

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

101

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon International Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.44	13.65	13.12	14.32	14.02	11.92
Investment Operations:
Net investment income[a]	.13	.25	.20	.29	.22	.20
Net realized and unrealized gain (loss) on investments	(1.15)	2.81	.64	(1.27)	.26	2.10
Total from Investment Operations	(1.02)	3.06	.84	(.98)	.48	2.30
Distributions:
Dividends from net investment income	(.25)	(.27)	(.31)	(.22)	(.18)	(.20)
Net asset value, end of period	15.17	16.44	13.65	13.12	14.32	14.02
Total Return (%)	(6.25)[b]	22.66	6.28	(6.74)	3.41	19.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[c]	1.28	1.28	1.27	1.27	1.29
Ratio of net investment income to average net assets	1.58[c]	1.62	1.53	2.20	1.44	1.53
Portfolio Turnover Rate	36.78[b]	56.01	66.41	59.03	54.87	81.88
Net Assets, end of period ($ x 1,000)	19,420	19,392	14,473	16,755	19,963	18,145

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

102

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Emerging Markets Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.15	11.35	10.14	10.72	11.23	8.96
Investment Operations:
Net investment income[a]	.13	.24	.07	.14	.11	.08
Net realized and unrealized gain (loss) on investments	(1.30)	2.71	1.27	(.64)	(.53)	2.26
Total from Investment Operations	(1.17)	2.95	1.34	(.50)	(.42)	2.34
Distributions:
Dividends from net investment income	(.27)	(.15)	(.13)	(.08)	(.09)	(.07)
Net asset value, end of period	12.71	14.15	11.35	10.14	10.72	11.23
Total Return (%)	(8.38)[b]	26.19	13.24	(4.68)	(3.76)	26.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[c]	1.39	1.39	1.39	1.39	1.40
Ratio of net investment income to average net assets	1.90[c]	1.78	.71	1.37	.96	.84
Portfolio Turnover Rate	27.41[b]	63.29	34.44	90.09	80.86	91.81
Net Assets, end of period ($ x 1,000)	880,231	1,063,203	762,408	819,164	922,117	904,774

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

103

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Emerging Markets Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.52	11.64	10.41	11.01	11.53	9.20
Investment Operations:
Net investment income[a]	.11	.21	.04	.12	.09	.07
Net realized and unrealized gain (loss) on investments	(1.34)	2.80	1.30	(.67)	(.54)	2.31
Total from Investment Operations	(1.23)	3.01	1.34	(.55)	(.45)	2.38
Distributions:
Dividends from net investment income	(.24)	(.13)	(.11)	(.05)	(.07)	(.05)
Net asset value, end of period	13.05	14.52	11.64	10.41	11.01	11.53
Total Return (%)	(8.50)[b]	25.97	12.85	(4.99)	(3.93)	26.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66[c]	1.64	1.64	1.64	1.64	1.65
Ratio of net investment income to average net assets	1.68[c]	1.53	.36	1.10	.74	.69
Portfolio Turnover Rate	27.41[b]	63.29	34.44	90.09	80.86	91.81
Net Assets, end of period ($ x 1,000)	34,431	33,827	20,919	20,970	20,257	17,970

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

104

		Class M
Six Months Ended		Year Ended August 31,
BNY Mellon International Equity Income Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.79	11.27	12.20	13.86	14.20	12.35
Investment Operations:
Net investment income[a]	.19	.37	.37	.59	.57	.42
Net realized and unrealized gain (loss) on investments	(.36)	2.62	(.82)	(1.69)	(.32)	1.84
Total from Investment Operations	(.17)	2.99	(.45)	(1.10)	.25	2.26
Distributions:
Dividends from net investment income	(.34)	(.47)	(.48)	(.56)	(.59)	(.41)
Net asset value, end of period	13.28	13.79	11.27	12.20	13.86	14.20
Total Return (%)	(1.22)[b]	27.02	(3.94)	(7.98)	1.63	18.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[c]	1.20	1.14	1.07	1.08	1.09
Ratio of net investment income to average net assets	2.81[c]	2.95	3.05	4.53	3.92	3.27
Portfolio Turnover Rate	19.45[b]	44.35	55.03	45.49	54.20	46.42
Net Assets, end of period ($ x 1,000)	80,250	89,568	111,258	282,061	360,816	367,829

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

105

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon International Equity Income Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.97	11.42	12.35	14.00	14.36	12.47
Investment Operations:
Net investment income[a]	.17	.36	.36	.53	.54	.62
Net realized and unrealized gain (loss) on investments	(.35)	2.63	(.85)	(1.67)	(.34)	1.57
Total from Investment Operations	(.18)	2.99	(.49)	(1.14)	.20	2.19
Distributions:
Dividends from net investment income	(.33)	(.44)	(.44)	(.51)	(.56)	(.30)
Net asset value, end of period	13.46	13.97	11.42	12.35	14.00	14.36
Total Return (%)	(1.33)[b]	26.62	(4.15)	(8.21)	1.27	17.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49[c]	1.45	1.39	1.32	1.33	1.37
Ratio of net investment income to average net assets	2.44[c]	2.80	2.97	4.09	3.78	4.13
Portfolio Turnover Rate	19.45[b]	44.35	55.03	45.49	54.20	46.42
Net Assets, end of period ($ x 1,000)	1,538	1,354	930	2,318	1,627	2,135

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

106

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Asset Allocation Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.34	12.88	12.27	13.16	12.30	11.30
Investment Operations:
Net investment income[a]	.14	.16	.21	.19	.17	.18
Net realized and unrealized gain (loss) on investments	(.70)	2.81	1.31	(.33)	1.26	1.12
Total from Investment Operations	(.56)	2.97	1.52	(.14)	1.43	1.30
Distributions:
Dividends from net investment income	(.29)	(.21)	(.23)	(.26)	(.21)	(.20)
Dividends from net realized gain on investments	(.63)	(.30)	(.68)	(.49)	(.36)	(.10)
Total Distributions	(.92)	(.51)	(.91)	(.75)	(.57)	(.30)
Net asset value, end of period	13.86	15.34	12.88	12.27	13.16	12.30
Total Return (%)	(4.00)[b]	23.59	12.78	(.44)	11.86	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.41[d]	.40	.39	.39	.38	.38
Ratio of net expenses to average net assets[c]	.38[d]	.32	.31	.31	.29	.30
Ratio of net investment income to average net assets [c]	1.86[d]	1.14	1.76	1.55	1.33	1.51
Portfolio Turnover Rate	12.96[b]	17.71	35.71	28.14	20.66	27.34
Net Assets, end of period ($ x 1,000)	487,091	537,189	463,184	454,093	489,598	460,142

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

107

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Asset Allocation Fund	February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.48	13.00	12.37	13.25	12.39	11.38
Investment Operations:
Net investment income[a]	.12	.12	.18	.13	.14	.15
Net realized and unrealized gain (loss) on investments	(.70)	2.83	1.32	(.29)	1.26	1.14
Total from Investment Operations	(.58)	2.95	1.50	(.16)	1.40	1.29
Distributions:
Dividends from net investment income	(.27)	(.17)	(.19)	(.23)	(.18)	(.18)
Dividends from net realized gain on investments	(.63)	(.30)	(.68)	(.49)	(.36)	(.10)
Total Distributions	(.90)	(.47)	(.87)	(.72)	(.54)	(.28)
Net asset value, end of period	14.00	15.48	13.00	12.37	13.25	12.39
Total Return (%)	(4.14)[b]	23.29	12.51	(.63)	11.50	11.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.66[d]	.65	.64	.64	.63	.63
Ratio of net expenses to average net assets [c]	.63[d]	.57	.56	.56	.54	.55
Ratio of net investment income to average net assets [c]	1.62[d]	.86	1.52	1.09	1.06	1.22
Portfolio Turnover Rate	12.96[b]	17.71	35.71	28.14	20.66	27.34
Net Assets, end of period ($ x 1,000)	7,709	7,815	6,443	7,083	6,959	6,745

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

108

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-one series, including the following diversified funds: BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Equity Income Fund and BNY Mellon Asset Allocation Fund and the following non-diversified fund: BNY Mellon Focused Equity Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon Focused Equity Opportunities Fund seek capital appreciation. BNY Mellon Income Stock Fund and BNY Mellon International Equity Income Fund seek total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund seeks long-term capital appreciation. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser. BNY Mellon, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). BNY Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY Mellon pays the Adviser for performing certain administrative services.

Walter Scott & Partners Limited (“Walter Scott”), also a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s sub-investment adviser with respect to the U.S. Large Cap Equity Strategy of the fund. Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-investment adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Newton Investment Management North America, LLC (“NIMNA”), also a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser serves as a sub-investment adviser of (i) BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Dynamic Large Cap Value Strategy and the U.S. Large Cap Growth Strategy; (ii) BNY Mellon Income Stock Fund; (iii) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (iv) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; (v) BNY Mellon International Fund; (vi) BNY Mellon Emerging Markets Fund; and (vii) BNY Mellon International Equity Income Fund. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor and for BNY Mellon Income Stock Fund only Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

BNY Mellon Asset Allocation Fund: Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S Treasury Bills are valued at the mean price between quoted prices and asked prices by the Service. These

110

securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy.

The following below summarizes the inputs used as of February 28, 2022 in valuing each fund’s investments:

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	76,992,073	-	-	76,992,073
Investment Companies	70,740,833	-	-	70,740,833

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Income Stock Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	448,857,771	-	-	448,857,771
Equity Securities - Preferred Stocks	7,139,516	-	-	7,139,516
Investment Companies	43,470,326	-	-	43,470,326
Liabilities ($)
Other Financial Instruments:
Options Written	(722,396)	-	-	(722,396)

† See Statement of Investments for additional detailed categorizations, if any.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,410,813,213	-	-	2,410,813,213
Exchange-Traded Funds	12,346,358	-	-	12,346,358
Investment Companies	75,396,738	-	-	75,396,738

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Small Cap Multi-Strategy Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	772,774,563	-	-	772,774,563
Investment Companies	34,379,930	-	-	34,379,930

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Focused Equity Opportunities Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	426,805,571	-	-	426,805,571
Investment Companies	13,254,217	-	-	13,254,217

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon International Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	533,969,576	-	-	533,969,576
Equity Securities - Preferred Stocks	7,159,036	-	-	7,159,036
Exchange-Traded Funds	6,565,345	-	-	6,565,345
Investment Companies	16,332,807	-	-	16,332,807

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Emerging Markets Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	870,521,871	3,643,830	††	4,202,901	878,368,602
Equity Securities - Preferred Stocks	6,264,255	-		-	6,264,255
Exchange-Traded Funds	13,765,817	-		-	13,765,817
Investment Companies	13,743,900	-		-	13,743,900

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 8/31/2021††	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3†	4,202,901
Transfer out of Level 3	-
Balances as of 2/28/2022††	4,202,901
The amount of total net gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2022	-

† Transfers into of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs.

†† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

BNY Mellon International Equity Income Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	76,686,528	-	-	76,686,528
Equity Securities - Preferred Stocks	584,931	-	-	584,931
Exchange-Traded Funds	3,111,118	-	-	3,111,118
Investment Companies	3,438,022	-	-	3,438,022
Warrants	369	-	-	369

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Asset Allocation Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	766,389	-	766,389
Corporate Bonds	-	23,715,576	-	23,715,576
Equity Securities - Common Stocks	139,769,781	-	-	139,769,781
Equity Securities - Preferred Stocks	345,000	-	-	345,000
Investment Companies	298,380,262	-	-	298,380,262
Municipal Securities	-	3,638,929	-	3,638,929
U.S. Government Agencies Mortgage-Backed	-	14,728,073	-	14,728,073
U.S. Treasury Securities	-	15,300,367	-	15,300,367

† See Statement of Investments for additional detailed categorizations, if any.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: Each relevant fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the funds’ understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the funds’ Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 1 summarizes the amount BNY Mellon earned from each fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2022.

Table 1—Securities Lending Agreement

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$ 310
BNY Mellon Income Stock Fund	2,240
BNY Mellon Mid Cap Multi-Strategy Fund	3,395
BNY Mellon Small Cap Multi-Strategy Fund	30,181
BNY Mellon International Fund	1,454
BNY Mellon Emerging Markets Fund	5,572
BNY Mellon International Equity Income Fund	149
BNY Mellon Asset Allocation Fund	261

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are defined as “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Focused Equity Opportunities Fund and BNY Mellon Asset Allocation Fund investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Equity Income Fund invest in foreign markets which may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many

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issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent each fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

BNY Mellon Asset Allocation Fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

BNY Mellon Focused Equity Opportunities Fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund normally declare and pay dividends from net investment income monthly. BNY Mellon International Equity Income Fund normally declares and pays dividends from net investment income quarterly. BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2021.

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021. The tax character of current year distributions will be determined at the end of the current fiscal year.

115

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Table 2—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†
			Total ($)

BNY Mellon International Fund	29,214,316	14,823,314	44,037,630
BNY Mellon Emerging Markets Fund	265,940,409	146,106,987	412,047,396
BNY Mellon International Equity Income Fund	35,832,581	40,546,205	76,378,786

† These capital losses can be carried forward for an unlimited period.

Table 3— Tax Character of Distributions Paid
	2021
	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	3,402,600	15,860,327
BNY Mellon Income Stock Fund	11,627,577	-
BNY Mellon Mid Cap Multi-Strategy Fund	13,631,523	191,107,540
BNY Mellon Small Cap Multi-Strategy Fund	-	4,331,978
BNY Mellon Focused Equity Opportunities Fund	5,151,064	28,321,679
BNY Mellon International Fund	13,072,579	-
BNY Mellon Emerging Markets Fund	10,483,912	-
BNY Mellon International Equity Income Fund	3,907,050	-
BNY Mellon Asset Allocation Fund	7,448,909	10,711,004

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on BNY Mellon Asset Allocation fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $135 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon International Equity Income Fund did not borrow under the Facilities.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY Mellon Income Stock Fund was approximately $422,652, with a related weighted average annualized interest rate of 1.03%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY

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Mellon Small Cap Multi-Strategy Fund was approximately $42,541, with a related weighted average annualized interest rate of 1.03%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY Mellon Focused Equity Opportunities Fund was approximately $145,304, with a related weighted average annualized interest rate of 1.03%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY Mellon International Fund was approximately $12,707, with a related weighted average annualized interest rate of 1.12%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY Mellon Emerging Markets Fund was approximately $147,514, with a related weighted average annualized interest rate of 1.11%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 for BNY Mellon Asset Allocation Fund was approximately $95,580, with a related weighted average annualized interest rate of 1.20%.

NOTE 3—Investment Advisory Fee, Administration Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: 0.70% (direct investment in securities) and 0.15% (other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, 0.65% of BNY Mellon Income Stock Fund, 0.75% of BNY Mellon Mid Cap Multi-Strategy Fund, 0.85% of BNY Mellon Small Cap Multi-Strategy Fund, 0.70% of BNY Mellon Focused Equity Opportunities Fund, 0.85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund, 0.85% of BNY Mellon International Equity Income Fund and 0.65% (equity securities), 0.40% (debt securities) and 0.15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.

For BNY Mellon Income Stock Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $450 during the period ended February 28, 2022.

For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of neither class (including indirect fees, and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.87% of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $79,696 during the period ended February 28, 2022.

Pursuant to the Administration Agreement, BNY Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    0.15%

$6 billion up to $12 billion   0.12%

In excess of $12 billion    0.10%

No administration fee is applied to assets held by BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund which are invested in shares of other underlying funds.

No administration fee is applied to assets held by BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.

Pursuant to a sub-investment advisory agreement between the Adviser and Walter Scott, the Adviser pays Walter Scott a monthly fee at an annual rate of 0.41% of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s average daily net assets allocated to the U.S. Large Cap Equity Strategy.

Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA, the Adviser pays NIMNA a monthly fee at an annual rate set forth below in Table 4 of

117

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the respective fund’s average daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA.

Table 4—Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	0.15
BNY Mellon Income Stock Fund	0.195
BNY Mellon Mid Cap Multi-Strategy Fund	0.40
BNY Mellon Small Cap Multi-Strategy Fund	0.55
BNY Mellon International Fund	0.255
BNY Mellon Emerging Markets Fund	0.345
BNY Mellon International Equity Income Fund	0.25

Pursuant to separate sub-investment advisory agreements, Geneva and Boston Partners serve as a sub-investment adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. The Adviser pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser is ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2022, the Distributor retained $37 from commissions earned on sales of BNY Mellon Income Stock Fund Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares of BNY Mellon Income Stock Fund pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $2,188 pursuant to the Distribution Plan.

Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. BNY Mellon Income Stock Fund has also adopted a Shareholder Services Plan with respect to its Class A and Class C shares. Each fund pays the Distributor at an annual rate of 0.25% of the value of its Investor shares, and BNY Mellon Income Stock Fund pays the Distributor at an annual rate of 0.25% of the value of its Class A and Class C shares, based on the respective fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 5 summarizes the amounts Investor, Class A and Class C shares were charged during the period ended February 28, 2022, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 5—Shareholder Services Plan Fees

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$ 17,625
BNY Mellon Income Stock Fund
Investor Shares	21,632
Class A	2,164
Class C	729
BNY Mellon Mid Cap Multi-Strategy Fund	212,703
BNY Mellon Small Cap Multi-Strategy Fund	42,588
BNY Mellon Focused Equity Opportunities Fund	16,288
BNY Mellon International Fund	25,049
BNY Mellon Emerging Markets Fund	42,502
BNY Mellon International Equity Income Fund	1,813
BNY Mellon Asset Allocation Fund	9,792

118

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

The funds have an arrangement with the custodian whereby the funds will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency services for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares and cash management services inclusive of earnings credits, if any, for the funds. The majority of transfer agency fees for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. BNY Mellon pays each fund’s transfer agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust, excluding BNY Mellon Income Stock Fund, Class A, Class C, Class I and Class Y shares. Table 6 summarizes the amount each fund was charged during the period ended February 28, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

Table 6—Transfer Agency Agreement Fees

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$ 36
BNY Mellon Income Stock Fund	1,646
BNY Mellon Mid Cap Multi-Strategy Fund	728
BNY Mellon Small Cap Multi-Strategy Fund	329
BNY Mellon Focused Equity Opportunities Fund	53
BNY Mellon International Fund	88
BNY Mellon Emerging Markets Fund	136
BNY Mellon International Equity Income Fund	31
BNY Mellon Asset Allocation Fund	25

Each fund compensates BNY Mellon under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the custody agreement.

Table 7—Custody Agreement Fees

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$ 4,683
BNY Mellon Income Stock Fund	4,130
BNY Mellon Mid Cap Multi-Strategy Fund	27,486
BNY Mellon Small Cap Multi-Strategy Fund	18,869
BNY Mellon Focused Equity Opportunities Fund	4,382
BNY Mellon International Fund	44,181
BNY Mellon Emerging Markets Fund	465,096
BNY Mellon International Equity Income Fund	45,709
BNY Mellon Asset Allocation Fund	4,704

Table 8 summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2022.

Table 8—Chief Compliance Officer Fees

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	$ 10,155
BNY Mellon Income Stock Fund	7,254
BNY Mellon Mid Cap Multi-Strategy Fund	11,606
BNY Mellon Small Cap Multi-Strategy Fund	7,254
BNY Mellon Focused Equity Opportunities Fund	7,254
BNY Mellon International Fund	7,254
BNY Mellon Emerging Markets Fund	7,254
BNY Mellon International Equity Income Fund	7,254
BNY Mellon Asset Allocation Fund	8,705

Table 9 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

119

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 9—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Investment Advisory Fees ($)	Administration Fees ($)	Distribution Plan Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	79,200	12,377	-	2,582	3,307	8,463	7	-
BNY Mellon Income Stock Fund	241,013	46,396	290	3,982	5,815	6,045	384	(102)
BNY Mellon Mid Cap Multi-Strategy Fund	1,425,490	237,826	-	30,378	23,512	9,672	246	-
BNY Mellon Small Cap Multi-Strategy Fund	536,540	78,984	-	6,007	16,360	6,045	101	-
BNY Mellon Focused Equity Opportunities Fund	233,131	41,673	-	2,664	4,117	6,045	19	-
BNY Mellon International Fund	372,428	54,825	-	3,786	36,036	6,045	26	-
BNY Mellon Emerging Markets Fund	834,904	90,844	-	6,673	345,057	6,045	38	-
BNY Mellon International Equity Income Fund	54,906	8,083	-	303	36,669	6,045	10	-
BNY Mellon Asset Allocation Fund	226,674	19,120	-	1,500	3,954	7,254	12	-

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 10 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, Forward Foreign Currency Exchange Contracts “forward contracts” and options transactions, during the period ended February 28, 2022.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each relevant fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by each relevant fund during the period ended February 28, 2022 is discussed below.

Table 10—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	27,932,894	341,446,152
BNY Mellon Income Stock Fund	189,827,342	333,758,012
BNY Mellon Mid Cap Multi-Strategy Fund	258,448,881	589,738,715
BNY Mellon Small Cap Multi-Strategy Fund	213,336,926	305,358,162
BNY Mellon Focused Equity Opportunities Fund	97,059,573	149,800,440
BNY Mellon International Fund	214,431,171	236,029,825
BNY Mellon Emerging Markets Fund	263,100,164	346,877,480
BNY Mellon International Equity Income Fund	16,170,906	22,893,088
BNY Mellon Asset Allocation Fund	65,134,050	101,067,893

120

Options Transactions: BNY Mellon Income Stock Fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk, in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at February 28, 2022 are set forth in each relevant fund’s Statement of Investments.

Forward Foreign Currency Exchange Contracts: BNY Mellon International Fund enter into forward contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of their investment strategies. When executing forward contracts, each fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, each fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statements of Operations. Each fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. Each fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between each fund and the counterparty and the posting of collateral, if any, by the counterparty to each fund to cover the funds’ exposure to the counterparty. At February 28, 2022, there were no forward contracts outstanding for BNY Mellon International Fund.

Table 11 summarizes each relevant fund’s average market value of derivatives outstanding during the period ended February 28, 2022.

Table 11—Average Market Value of Derivatives
Average Market Value ($)
BNY Mellon Income Stock Fund Equity options contracts	204,560
BNY Mellon International Fund Forward contracts	658,001

Table 12 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at February 28, 2022.

At February 28, 2022, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 12—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	77,186,432	173,190	77,013,242
BNY Mellon Income Stock Fund	117,668,714	3,143,410	114,525,304
BNY Mellon Mid Cap Multi-Strategy Fund	1,196,168,357	43,514,859	1,152,653,498
BNY Mellon Small Cap Multi-Strategy Fund	189,004,425	44,801,934	144,202,501
BNY Mellon Focused Equity Opportunities Fund	157,308,362	13,068,377	144,239,985
BNY Mellon International Fund	51,209,173	38,421,763	12,787,410
BNY Mellon Emerging Markets Fund	285,112,303	43,255,892	241,856,411
BNY Mellon International Equity Income Fund	17,501,861	4,056,917	13,444,944
BNY Mellon Asset Allocation Fund	114,502,786	5,223,397	109,279,389

122

For More Information

The BNY Mellon Funds

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Walter Scott & Partners Limited

One Charlotte Square

Edinburgh, Scotland, UK

Geneva Capital Management LLC

411 East Wisconsin Avenue

Suite 2320,

Milwaukee, WI 53202

Boston Partners Global Investors, Inc.

One Grand Central Place

60 East 42nd Street – Suite 1550

New York, NY 10165

Administrator

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Sub-Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Class M: MTSMX	Investor: MTSIX
BNY Mellon Income Stock Fund	Class M: MPISX	Investor: MIISX	Class A: BMIAX	Class C: BMISX	Class I: BMIIX	Class Y: BMIYX
BNY Mellon Mid Cap Multi-Strategy Fund	Class M: MPMCX	Investor: MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	Class M: MPSSX	Investor: MISCX
BNY Mellon Focused Equity Opportunities Fund	Class M: MFOMX	Investor: MFOIX
BNY Mellon International Fund	Class M: MPITX	Investor: MIINX
BNY Mellon Emerging Markets Fund	Class M: MEMKX	Investor: MIEGX
BNY Mellon International Equity Income Fund	Class M: MLIMX	Investor: MLIIX
BNY Mellon Asset Allocation Fund	Class M: MPBLX	Investor: MIBLX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services. Individual Account holders, please call BNY Mellon Investment Advisers at 1-800-373-9387.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http:// www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation	MFTSA0222-EQ

The BNY Mellon Funds

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Corporate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

SEMIANNUAL REPORT February 28, 2022

Contents

T H E F U N D S

F O R M O R E I N F O R M AT I O N

Back Cover

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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2021 through February 28, 2022, as provided by John F. Flahive, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Bond Fund’s (the “fund”) Class M shares produced a total return of −4.61%, and Investor shares produced a total return of −4.75%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”), produced a total return of −4.07% for the same period.2

Bonds prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of an overweight allocation to corporate bonds.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. BNY Mellon Investment Adviser, Inc. actively manages the fund’s bond market and maturity exposure and credit profile and uses a disciplined process to select bonds and manage risks. The fund’s investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc.3 Investments in bonds may include government securities, corporate bonds, mortgage-related securities and municipal securities. Generally, the average effective duration of the fund’s portfolio will not exceed eight years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Corporate Bond Exposure Detracted from Relative Returns

In a reversal from the prior reporting period, when the fund outperformed the Index largely due to overweight allocations to corporate bonds and underweight allocations to Treasuries, those same allocations detracted from relative performance during the current period. Significantly overweight exposure to corporate bonds, largely in the industrials and financials sectors, was responsible for most of the fund’s relative underperformance. Within the corporate sector, selection proved relatively strong, with the positive impact of a shorter average duration among the fund’s corporate holdings mitigating the negative impact of a tilt toward bonds with lower credit ratings. Nevertheless, overweight corporate allocation, which reflected our efforts to enhance the fund’s yield at a time of strong corporate fundamentals, low default rates and better-than-expected earnings reports, remained the primary driver of the fund’s underperformance. Underweight exposure to Treasury bonds further detracted from the fund’s relative performance, although the shorter duration of the fund’s Treasury holdings again eased the sector-allocation impact. Among Treasury holdings, the fund’s relative performance benefited from a small, out-of-benchmark position in TIPS, as TIPS are indexed to inflation to provide investors with protection against rising rates. Among securitized holdings, the fund performed roughly in line with the Index, slightly outperforming due to modestly shorter duration.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

As of the end of the reporting period, the fund continues to hold substantially overweighted exposure to corporate bonds, while maintaining a tilt toward lower-credit-quality corporate bonds that provide relatively high yields. At the same time, in recognition of increased inflationary pressures and the likelihood of increasing interest rates, we continue to shorten the fund’s average duration to reduce interest-rate sensitivity. In addition, the fund continues to hold underweight exposure to Treasury obligations. Among Treasury holdings, we have modestly increased the fund’s exposure to TIPS in an effort to further insulate the fund from the impact of rising rates.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

²  Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

2

For the period of September 1, 2021 through February 28, 2022, as provided by John F. Flahive, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Intermediate Bond Fund’s (the “fund”) Class M shares produced a total return of −3.02%, and Investor shares produced a total return of −3.07%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Intermediate Government/Credit Index (the “Index”), produced a total return of −3.23% for the same period.2

Intermediate-term bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund outperformed the Index, largely due to the negative impact of an overweight allocation to corporate bonds, substantially offset by the positive impact of the fund’s relatively short duration.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. BNY Mellon Investment Adviser, Inc. actively manages bond market and maturity exposure and credit profile and uses a disciplined process to select bonds and manage risk.

Investments in bonds may include government securities, corporate bonds and municipal bonds. The fund’s investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc.3 Generally, the fund’s average effective portfolio maturity will be between three and 10 years, and the average effective duration of the fund’s portfolio will be between 2.5 and 5.5 years. When managing the fund, we use a disciplined process to select bonds and manage risk. We generally choose bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and our outlook for the securities markets. Our management process also includes computer modeling and scenario testing of possible changes in market conditions.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Corporate Bond Exposure Detracted from Relative Returns

In a reversal from the prior reporting period, when the fund outperformed the Index largely due to overweight allocations to corporate bonds and underweight allocations to Treasuries, those same allocations detracted from relative performance during the current period. Significantly overweight exposure to corporate bonds, largely in the industrials and financials sectors, was responsible for most of the fund’s relative underperformance. Within the corporate sector, selection proved relatively strong, with the positive impact of a shorter average duration among the fund’s corporate holdings mitigating the negative impact of a tilt toward bonds with lower credit ratings. Nevertheless, overweight corporate allocation, which reflected our efforts to enhance the fund’s yield at a time of strong corporate fundamentals, low default rates and better-than-expected earnings reports, remained the primary driver of the fund’s underperformance. Underweight exposure to Treasury bonds further detracted from the fund’s relative performance, although the shorter duration of the fund’s Treasury holdings again eased the sector-allocation impact. Among Treasury holdings, the fund’s relative performance benefited from a small, out-of-benchmark position in TIPS, as TIPS are indexed to inflation to provide investors with protection against rising rates. A small out-of-benchmark position in mortgage-backed securities delivered positive returns, modestly bolstering the fund’s performance.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

As of the end of the reporting period, the fund continues to hold substantially overweighted exposure to corporate bonds, while maintaining a tilt toward lower credit-quality corporate bonds that provide relatively high yields. At the same time, in recognition of increased inflationary pressures and the likelihood of increasing interest rates, we continue to shorten the fund’s average duration to reduce interest-rate sensitivity. In addition, the fund continues to hold underweight exposure to Treasury obligations. Among Treasury holdings, we have modestly increased the fund’s exposure to short-duration TIPS in an effort to further insulate the fund from the impact of rising rates.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. – The Bloomberg U.S. Intermediate Government/Credit Index is a broad-based, flagship benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Bond Index. Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2021 through February 28, 2022, as provided by John F. Flahive, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Corporate Bond Fund’s (the “fund”) Class M shares produced a total return of −4.46%, and Investor shares produced a total return of −4.58%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Intermediate Credit Index (the “Index”), produced a total return of −3.84%, and the Bloomberg U.S. Credit Index, the fund’s secondary benchmark, produced a total return of −5.84% for the same period.2,3

Investment grade, corporate-backed bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of an overweight allocation to corporate bonds and underweight exposure to government-related issues.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds, which include U.S. dollar-denominated bonds issued by U.S. and foreign corporations. Although not a principal investment strategy, the remainder of the fund’s assets may be invested in U.S. government and agency bonds, mortgage-related securities, including commercial mortgage-backed securities, asset-backed securities, foreign corporate bonds denominated in foreign currencies, foreign government bonds, municipal bonds and commercial paper, and other money market instruments. Although not a principal investment strategy, for additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the investment adviser, but no lower than Ba-/BB- (or the unrated equivalent as determined by the investment adviser) in the case of mortgage-related and asset-backed securities.

BNY Mellon Investment Adviser, Inc. uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. In selecting corporate bonds for investment, the fund’s portfolio managers analyze fundamental metrics, including the issuer’s cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macroeconomic factors.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities, government-related securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Allocation and Duration Detract from Relative Returns

Unlike the Index, which includes a significant allocation to government-related issues, including agencies, local authorities, sovereigns and supranationals, the fund held relatively little exposure outside of corporate bonds. As government-related securities, on average, outperformed the corporate bond sector during the reporting period, the fund’s underweighted exposure to government-related issues detracted from relative performance. By the same logic, the fund’s overweighted exposure to corporate bonds detracted as well. Within the corporate sector, where holdings were concentrated in the industrial and finance areas, the fund’s relatively long duration further undermined relative returns. Returns also suffered due to the negative impact from the fund’s tilt toward bonds with lower credit ratings at a time when investors favored higher-quality issues.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield by adopting moderately long positions in corporate securities that appear well supported given prevailing economic conditions.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. – The Bloomberg U.S. Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity. The U.S. Intermediate Credit Index is a subset of the U.S. Credit Index, which feeds into the U.S. Government/Credit Index and U.S. Aggregate Index. Investors cannot invest directly in any index.

3 Source: Lipper Inc. – The Bloomberg U.S. Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies sovereigns, supranationals and local authorities. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

For the period from September 1, 2021 through February 28, 2022, as provided by Lawrence R. Dunn, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Short-Term U.S. Government Securities Fund’s (the “fund”) Class M shares produced a total return of −1.74%, and Investor shares produced a total return of −1.81%.1 In comparison, the Bloomberg U.S. Government 1-3 Year Bond Index (the “Index”), the fund’s benchmark, produced a total return of −1.78% for the same period.2

Short-term U.S. government bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund performed roughly in line with its benchmark with relatively positive returns from non-Treasury exposure balanced by the negative effects of Treasury holdings.

The Fund’s Investment Approach

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect to such securities. The fund may invest in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The fund may also invest in collateralized mortgage obligations, including stripped mortgage-backed securities. Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years.

When choosing securities, we typically first examine U.S. and global economic conditions and other market factors to estimate long- and short-term interest rates. Using a research-driven investment process, generally we then seek to identify what we believe are potentially profitable sectors before they are widely perceived as such by the market. We also seek to identify underpriced or mispriced securities that appear likely to perform well over time.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. From the beginning to the end of the 6-month period, the 2-year Treasury yield rose from 21 basis points to 143 basis points (a basis point is one one-hundredth of a percentage point). These trends were most pronounced during the latter two months of the period. As yields rose, prices suffered, driving negative total return for short-term Treasury bonds. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit, Geographic and Sector Factors Detract

Approximately 70% of the fund’s assets were invested short-term agency mortgage instruments during the period, most of them backed by government-sponsored enterprises. These investments afforded yield advantage compared to Treasury securities of similar duration. The relatively short duration of the fund’s holdings in the agency mortgage area further bolstered relative returns. The fund also derived a degree of yield advantage through modest investments in taxable municipal bonds. Exposure to direct agency debt provided a slight additional tailwind to performance. Conversely, the fund’s exposure to Treasury securities in the 2-to-3-year part of the yield curve detracted from relative returns, largely due to duration effects.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity. As of the end of the period, the fund has allocated 70.3% of asset to agency mortgages, with the remainder in taxable municipal bonds and Treasury securities. Our bias remains toward market-neutral duration, although we have shortened the fund’s duration from an average of 1.71 years throughout the reporting period to 1.54 years as of February 28, 2022, in response to the market’s flight to quality in the wake of Russia’s invasion of Ukraine. In comparison, the Index average duration stood at 1.95 years as of the end of the period.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. – The Bloomberg U.S. Government 1-3 Year Bond Index comprises the U.S. Treasury and U.S. Agency Indices. The index includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures, which reach maturity in 1-3 years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.66	$3.87
Ending value (after expenses)	$953.90	$952.50
Annualized expense ratio (%)	.55	.80
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.74	$3.96
Ending value (after expenses)	$969.80	$969.30
Annualized expense ratio (%)	.56	.81
BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.72	$3.92
Ending value (after expenses)	$955.40	$954.20
Annualized expense ratio (%)	.56	.81
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.46	$3.69
Ending value (after expenses)	$982.60	$981.90
Annualized expense ratio (%)	.50	.75
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.76	$4.01
Ending value (after expenses)	$1,022.07	$1,020.83
Annualized expense ratio (%)	.55	.80
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.81	$4.06
Ending value (after expenses)	$1,022.02	$1,020.78
Annualized expense ratio (%)	.56	.81
BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.81	$4.06
Ending value (after expenses)	$1,022.02	$1,020.78
Annualized expense ratio (%)	.56	.81
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.51	$3.76
Ending value (after expenses)	$1,022.32	$1,021.08
Annualized expense ratio (%)	.50	.75
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

BNY Mellon Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.7%
Aerospace & Defense - 1.0%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,360,101
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	3,000,000		3,027,530
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	4,125,000		4,387,366
				12,774,997
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,156,309		4,086,285
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,308,365
				8,394,650
Automobiles & Components - .2%
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,960,875
Banks - 7.4%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	6,000,000		6,009,811
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,000,000		9,338,330
Citigroup, Sub. Notes	4.45	9/29/2027	9,000,000		9,622,545
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,875,000		5,858,671
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	6,500,000	[a]	6,664,130
Deutsche Bank, Sr. Unscd. Notes	2.55	1/7/2028	8,490,000	[b]	8,157,639
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	6,000,000		6,645,363
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b,c]	5,189,643
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	10,180,000		9,688,052
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		6,069,425
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,c]	4,606,350
Societe Generale, Sr. Unscd. Notes	3.34	1/21/2033	6,450,000	[a]	6,210,891
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		10,880,168
				94,941,018
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	6,250,000		7,073,769
Chemicals - .9%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	7,500,000		7,972,823
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	4,000,000	[a]	3,916,373
				11,889,196
Commercial & Professional Services - .5%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000		6,056,334
Commercial Mortgage Pass-Through Certificates - 1.0%
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	3,378,028		3,402,011
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000		9,124,535
				12,526,546
Consumer Discretionary - .3%
Marriott International, Sr. Unscd. Notes, Cl. II	2.75	10/15/2033	4,500,000		4,154,583
Diversified Financials - 3.5%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	4,500,000		4,265,894
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	8,100,000		7,819,446
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	10,500,000	[a]	10,036,062
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,561,550
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,679,727
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,750,000	[a]	4,379,423
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	7,650,000	[a]	6,762,886
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,284,495
				44,789,483
Electronic Components - .5%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	5,975,000		6,052,318
Energy - 3.9%
Boardwalk Pipelines, Gtd. Notes	3.60	9/1/2032	3,825,000		3,787,095
BP Capital Markets America, Gtd. Notes	2.72	1/12/2032	6,485,000		6,218,194

8

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.7% (continued)
Energy - 3.9% (continued)
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000		4,747,317
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	4,800,000		4,690,356
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,535,000		4,591,456
Enbridge, Gtd. Notes	2.50	8/1/2033	3,520,000		3,236,009
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	7,945,000		8,729,454
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000		4,991,276
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		4,318,483
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	5,775,000		5,400,561
				50,710,201
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	4,000,000		4,146,473
Financials - .3%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a]	4,185,924
Food Products - .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,640,000	[b]	6,016,549
Foreign Governmental - .4%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	5,000,000		4,797,340
Health Care - 3.2%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		6,084,032
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000		6,061,970
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	4,450,000		4,267,018
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		8,117,458
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	2.81	6/1/2041	4,825,000		4,468,000
Novant Health, Unscd. Bonds	2.64	11/1/2036	4,800,000		4,478,717
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	1.38	11/15/2025	4,000,000		3,860,479
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000		3,975,766
				41,313,440
Industrial - .7%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	4,245,000		4,152,948
LBJ Infrastructure Group, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a]	4,388,156
				8,541,104
Information Technology - 1.5%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000		5,056,154
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	4,775,000		4,313,266
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000		5,340,953
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000		4,700,342
				19,410,715
Insurance - .7%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[c]	1,890,500
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	6,375,000		7,145,921
				9,036,421
Internet Software & Services - 1.4%
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	7,375,000		7,101,438
eBay, Sr. Unscd. Notes	1.90	3/11/2025	6,000,000		5,922,806
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a]	5,726,857
				18,751,101
Media - .9%
Sky, Gtd. Notes	3.75	9/16/2024	7,500,000	[a]	7,796,766
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	4,000,000	[b]	3,965,565
				11,762,331
Metals & Mining - .3%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	4,775,000	[a]	4,390,778
Municipal Securities - 6.0%
California, GO	3.38	4/1/2025	3,270,000		3,418,668

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.7% (continued)
Municipal Securities - 6.0% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000		8,106,780
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000		2,871,374
Hawaii, GO, Refunding, Ser. GJ	2.04	8/1/2031	2,500,000		2,440,737
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000		2,790,739
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000		5,783,622
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		4,746,823
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000		5,646,480
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	4,800,000		4,601,555
New York City, GO, Refunding Ser. D	1.92	8/1/2031	3,825,000		3,605,750
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000		4,656,922
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000		4,738,708
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000		2,089,938
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	5,570,000		5,410,289
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000		4,788,442
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,190,000		2,213,484
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	5,530,000		6,081,016
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	3,250,000		3,017,390
				77,008,717
Real Estate - 2.9%
Alexandria Real Estate Equities, Gtd. Notes	2.95	3/15/2034	4,775,000		4,672,766
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,855,000		8,679,939
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,636,231
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000		4,689,623
Kimco Realty, Sr. Unscd. Notes	3.20	4/1/2032	4,800,000		4,809,493
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000		3,026,024
Simon Property Group, Sr. Unscd. Notes	2.65	2/1/2032	4,000,000		3,857,460
Spirit Realty, Gtd. Notes	2.10	3/15/2028	4,775,000		4,502,004
				36,873,540
Retailing - 1.6%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	5,725,000	[a]	5,109,772
Genuine Parts, Sr. Unscd. Notes	2.75	2/1/2032	4,775,000		4,573,590
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	5,275,000		5,631,236
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		5,015,357
				20,329,955
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom, Gtd. Notes	2.45	2/15/2031	4,200,000	[a]	3,882,649
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[a]	5,578,155
KLA, Sr. Unscd. Notes	4.10	3/15/2029	5,000,000		5,399,323
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	7,075,000		6,898,544
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	2,445,000	[a]	2,354,373
NXP Funding, Gtd. Notes	2.70	5/1/2025	4,500,000	[a]	4,527,888
				28,640,932
Technology Hardware & Equipment - .3%
Dell International, Gtd. Notes	3.38	12/15/2041	4,800,000	[a]	4,215,348
Telecommunication Services - 2.9%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	3,500,000		3,302,726

10

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.7% (continued)
Telecommunication Services - 2.9% (continued)
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		7,461,537
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,750,000		6,081,351
T-Mobile USA, Sr. Scd. Notes	2.70	3/15/2032	3,600,000	[a]	3,388,227
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	6,675,000		5,793,732
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	11,073,000		9,462,355
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	2,610,000		2,517,045
				38,006,973
Transportation - 1.1%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	2,825,000		2,713,465
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,507,113
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	5,525,000		5,661,841
				13,882,419
U.S. Government Agencies Mortgage-Backed - 25.1%
Federal Home Loan Mortgage Corp.:
1.50%, 9/1/2036-10/1/2050			11,436,457	[d]	10,865,665
2.00%, 8/1/2041			8,266,533	[d]	8,057,210
2.50%, 3/1/2042			9,415,000	[d]	9,443,147
3.00%, 1/1/2052			15,651,673	[d]	15,831,152
3.50%, 1/1/2052			15,644,399	[d]	16,136,016
4.00%, 1/1/2052			11,939,637	[d]	12,547,141
5.00%, 8/1/2049			1,886,963	[d]	2,048,545
Federal National Mortgage Association:
2.00%, 11/1/2046-1/1/2052			61,911,176	[d]	59,527,260
2.50%, 12/1/2036-11/1/2051			63,624,096	[d]	63,312,472
3.00%, 1/1/2035-7/1/2051			17,110,467	[d]	17,395,972
4.00%, 12/1/2051			9,141,791	[d]	9,562,892
4.50%, 3/1/2050			3,521,448	[d]	3,731,424
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			25,382,190		24,808,358
2.50%, 5/20/2051			13,143,751		12,936,186
3.00%, 6/20/2050-11/20/2051			16,964,365		17,265,179
3.50%, 1/20/2052			19,266,790		19,920,118
4.00%, 2/20/2051-6/20/2051			10,952,299		11,285,323
4.50%, 1/20/2052			9,374,951		9,866,993
				324,541,053
U.S. Treasury Securities - 24.7%
U.S. Treasury Bonds	1.88	11/15/2051	14,500,000		13,532,578
U.S. Treasury Bonds	1.88	2/15/2041	12,195,000		11,468,064
U.S. Treasury Bonds	2.00	8/15/2051	18,250,000		17,511,445
U.S. Treasury Bonds	2.25	2/15/2052	2,500,000		2,547,461
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.02%	0.35	1/31/2024	17,750,000	[e]	17,764,077
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.04%	0.40	10/31/2023	13,000,000	[e]	13,024,567
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	14,420,383	[f]	15,343,668
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,770,900	[f]	6,269,778
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	14,354,931	[f]	15,477,451
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	13,116,899	[f]	14,420,864
U.S. Treasury Notes	0.13	3/31/2023	12,000,000		11,868,750
U.S. Treasury Notes	0.13	5/31/2023	13,250,000		13,070,400
U.S. Treasury Notes	0.13	12/15/2023	9,000,000		8,794,687
U.S. Treasury Notes	0.25	8/31/2025	18,750,000		17,824,951
U.S. Treasury Notes	0.25	6/15/2024	8,000,000		7,768,125
U.S. Treasury Notes	0.38	10/31/2023	8,300,000		8,160,262

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.7% (continued)
U.S. Treasury Securities - 24.7% (continued)
U.S. Treasury Notes	0.75	12/31/2023	6,500,000	[b]	6,419,639
U.S. Treasury Notes	0.75	4/30/2026	18,250,000		17,525,703
U.S. Treasury Notes	0.88	1/31/2024	13,475,000	[b]	13,330,249
U.S. Treasury Notes	1.38	11/15/2031	6,000,000	[b]	5,752,969
U.S. Treasury Notes	1.63	4/30/2023	6,500,000		6,533,135
U.S. Treasury Notes	1.75	12/31/2026	10,000,000	[b]	10,003,125
U.S. Treasury Notes	2.13	7/31/2024	16,200,000		16,421,484
U.S. Treasury Notes	2.38	5/15/2027	1,750,000		1,803,115
U.S. Treasury Notes	2.50	1/31/2024	13,820,000		14,093,161
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		15,440,039
U.S. Treasury Notes	2.63	12/31/2023	2,250,000	[b]	2,298,779
U.S. Treasury Notes	2.63	1/31/2026	8,250,000		8,528,760
U.S. Treasury Notes	2.88	11/30/2025	5,750,000		5,990,781
				318,988,067
Utilities - .4%
WEC Energy Group, Sr. Unscd. Notes	2.20	12/15/2028	4,800,000		4,610,660
Total Bonds and Notes (cost $1,280,465,732)			1,261,773,810
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000		5,980,000
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,106,751)	0.10		14,106,751	[g]	14,106,751

Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $22,032,462)	0.10		22,032,462	[g]	22,032,462
Total Investments (cost $1,323,104,945)			101.0%	1,303,893,023
Liabilities, Less Cash and Receivables			(1.0%)	(12,712,155)
Net Assets			100.0%	1,291,180,868
GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $98,121,008 or 7.6% of net assets.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $42,956,324 and the value of the collateral was $44,097,084, consisting of cash collateral of $22,032,462 and U.S. Government & Agency securities valued at $22,064,622. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

12

Portfolio Summary (Unaudited) †	Value (%)
Government	31.0
Mortgage Securities	26.1
Financial	14.7
Communications	5.8
Consumer, Non-cyclical	4.7
Technology	4.0
Energy	3.9
Industrial	3.5
Investment Companies	2.8
Consumer, Cyclical	2.8
Basic Materials	1.3
Utilities	.4
101.0

† Based on net assets.

See notes to financial statements.

BNY Mellon Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	5,484,975	201,990,781	(193,369,005)	14,106,751	2,587
Investment of Cash Collateral for Securities Loaned - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.7%	7,926,415	334,805,861	(320,699,814)	22,032,462	31,028	††
Total - 2.8%	13,411,390	536,796,642	(514,068,819)	36,139,213	33,615

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.0%
Aerospace & Defense - .6%
The Boeing Company, Sr. Unscd. Notes	1.17	2/4/2023	1,000,000	996,373
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000	3,083,560
				4,079,933
Airlines - 1.0%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,716,667	3,654,050
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,641,236	3,484,296
				7,138,346
Automobiles & Components - 1.3%
American Honda Finance, Sr. Unscd. Notes	1.30	9/9/2026	3,250,000	3,112,191
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,250,000	2,241,701
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000	3,655,868
				9,009,760
Banks - 13.6%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,000,000	7,263,146
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	5,000,000	5,123,655
Barclays, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000	3,860,831
Citigroup, Sub. Bonds	4.40	6/10/2025	7,000,000	7,348,697
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,000,000	6,325,000
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,270,000	6,469,651
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a,b] 5,474,670
HSBC Holdings, Sr. Unscd. Notes	0.98	5/24/2025	1,250,000	1,208,577
HSBC Holdings, Sr. Unscd. Notes	2.25	11/22/2027	1,785,000	1,721,832
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b,c] 4,014,272
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	3,960,000	4,034,397
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000	5,413,682
Morgan Stanley, Sub. Notes	4.88	11/1/2022	5,500,000	5,626,939
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	3,000,000	3,074,083
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000	[b] 6,466,240
Santander UK, Sr. Unscd. Notes	2.10	1/13/2023	4,560,000	4,588,771
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a] 3,839,013
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	5,000,000	4,716,038
The Goldman Sachs Group, Sr. Unscd. Notes	1.95	10/21/2027	7,000,000	6,711,582
				93,281,076
Beverage Products - .8%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	5,506,822
Chemicals - .6%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000	3,880,768
Commercial & Professional Services - .7%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,730,460
Consumer Staples - .5%
Kimberly-Clark, Sr. Unscd. Notes	1.05	9/15/2027	3,350,000	3,145,987
Diversified Financials - 3.2%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	2,400,000	2,275,144
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	5,525,000	5,333,634
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,736,588
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2027	4,475,000	4,274,833
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,062,045
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,200,794
				21,883,038
Electronic Components - .3%
Jabil, Sr. Unscd. Notes	1.70	4/15/2026	2,000,000	1,934,278
Energy - 2.0%
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,939,368
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	2,000,000	2,033,882

14

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.0% (continued)
Energy - 2.0% (continued)
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,541,291
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,661,368
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,832,946
				14,008,855
Environmental Control - .7%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	4,913,144
Food Products - .5%
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,624,869
Health Care - 5.3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,664,425
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	4,759,869
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	3,013,647
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	3,975,000	3,811,550
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	4,925,000	4,593,686
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	5,250,000	5,364,708
Humana, Sr. Unscd. Notes	0.65	8/3/2023	2,275,000	2,240,402
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,141,145
UnitedHealth Group, Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	[b] 2,792,282
				36,381,714
Industrial - 2.6%
Caterpillar Financial Services, Sr. Unscd. Notes	0.90	3/2/2026	5,460,000	5,208,135
John Deere Capital, Sr. Unscd. Notes	1.05	6/17/2026	5,000,000	[b] 4,797,810
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	3,874,961
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,072,694
				17,953,600
Information Technology - 2.6%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	4,645,946
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,000,000	6,251,096
Oracle, Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	6,993,859
				17,890,901
Internet Software & Services - 2.2%
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	5,350,000	5,162,424
eBay, Sr. Unscd. Notes	1.90	3/11/2025	4,750,000	4,688,888
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,075,000	[a] 5,284,327
				15,135,639
Media - .5%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,150,000	3,358,057
Metals & Mining - .7%
Glencore Funding, Gtd. Notes	1.63	9/1/2025	5,000,000	[a] 4,825,102
Municipal Securities - 6.5%
California, GO	3.38	4/1/2025	950,000	993,191
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,854,373
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	3,003,949
Hawaii, GO, Refunding, Ser. GJ	2.04	8/1/2031	2,500,000	2,440,737
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	4,000,000	3,829,009
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,368,673
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,408,392
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	4,021,105
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,737,151
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	5,172,947
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	1,805,000	1,824,355

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.0% (continued)
Municipal Securities - 6.5% (continued)
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000		9,454,075
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	2,405,000		2,232,868
				44,340,825
Real Estate - 3.0%
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	2,600,000		2,392,612
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000		4,175,653
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000		2,447,452
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000		2,420,620
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000		3,944,636
Life Storage, Gtd. Notes	2.20	10/15/2030	2,000,000		1,867,989
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000		3,675,484
				20,924,446
Retailing - 1.4%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000		3,809,792
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	6,000,000		5,556,115
				9,365,907
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	4.70	4/15/2025	4,500,000		4,791,745
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	4,575,000		4,460,896
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	1,440,000	[a]	1,386,624
				10,639,265
Technology Hardware & Equipment - .8%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	5,500,000		5,489,337
Telecommunication Services - 3.1%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	7,500,000		7,077,270
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,614,451
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000		4,865,245
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	7,000,000		6,995,328
				21,552,294
Transportation - .6%
Ryder System, Sr. Unscd. Notes	4.63	6/1/2025	3,815,000		4,053,616
U.S. Government Agencies Mortgage-Backed - 1.2%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			484,896	[d]	519,623
Federal National Mortgage Association:
2.78%, 3/1/2022			5,839,235	[d]	5,836,438
2.91%, 4/1/2026			2,000,000	[d]	2,036,686
				8,392,747
U.S. Government Agencies Obligations - 1.3%
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[d]	8,872,642
U.S. Treasury Securities - 36.1%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2025	11,728,277	[e]	12,541,920
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	14,958,173	[e]	16,251,264
U.S. Treasury Notes	0.13	5/31/2022	12,500,000	[b]	12,489,320
U.S. Treasury Notes	0.50	11/30/2023	3,250,000		3,198,711
U.S. Treasury Notes	0.63	5/15/2030	4,000,000		3,636,250
U.S. Treasury Notes	0.88	1/31/2024	11,500,000	[b]	11,376,465
U.S. Treasury Notes	1.13	2/28/2025	16,000,000		15,761,250
U.S. Treasury Notes	1.38	11/15/2031	7,000,000	[b]	6,711,797
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		4,002,656
U.S. Treasury Notes	1.50	9/15/2022	20,000,000	[b]	20,085,695
U.S. Treasury Notes	1.50	8/15/2022	20,680,000	[b]	20,763,682
U.S. Treasury Notes	1.75	7/15/2022	16,750,000	[b]	16,824,906

16

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.0% (continued)
U.S. Treasury Securities - 36.1% (continued)
U.S. Treasury Notes	1.75	9/30/2022	19,210,000	19,320,118
U.S. Treasury Notes	2.00	4/30/2024	15,000,000	15,155,273
U.S. Treasury Notes	2.38	2/29/2024	15,000,000	15,267,480
U.S. Treasury Notes	2.38	5/15/2027	1,615,000	1,664,018
U.S. Treasury Notes	2.50	3/31/2023	11,000,000	11,159,629
U.S. Treasury Notes	2.63	2/28/2023	12,500,000	12,688,125
U.S. Treasury Notes	2.75	4/30/2023	8,000,000	8,143,594
U.S. Treasury Notes	2.88	11/30/2023	20,785,000	21,311,932
				248,354,085
Utilities - 1.8%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,212,349
NiSource, Sr. Unscd. Notes	3.49	5/15/2027	2,600,000	2,683,244
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,000,000	4,242,291
				12,137,884
Total Bonds and Notes (cost $666,266,186)			666,805,397
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000	4,715,000
	1-Day Yield (%)		Shares
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,433,181)	0.10		12,433,181	[f] 12,433,181

Investment of Cash Collateral for Securities Loaned - 7.5%
Registered Investment Companies - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $51,203,400)	0.10		51,203,400	[f] 51,203,400
Total Investments (cost $735,027,767)			107.0%	735,156,978
Liabilities, Less Cash and Receivables			(7.0%)	(47,869,399)
Net Assets			100.0%	687,287,579

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $20,809,736 or 3.03% of net assets.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $64,553,349 and the value of the collateral was $66,135,289, consisting of cash collateral of $51,203,400 and U.S. Government & Agency securities valued at $14,931,889. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Government	43.9
Financial	19.8
Investment Companies	9.3
Consumer, Non-cyclical	7.8
Communications	6.5
Technology	4.9
Industrial	4.8
Consumer, Cyclical	3.7
Energy	2.0
Utilities	1.8
Basic Materials	1.3
Mortgage Securities	1.2
107.0

† Based on net assets.

See notes to financial statements.

BNY Mellon Intermediate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	4,053,514	113,330,267	(104,950,600)	12,433,181	1,654
Investment of Cash Collateral for Securities Loaned - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 7.5%	11,290,760	414,776,331	(374,863,691)	51,203,400	18,248	††
Total - 9.3%	15,344,274	528,106,598	(479,814,291)	63,636,581	19,902

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

18

BNY Mellon Corporate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9%
Aerospace & Defense - 1.1%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		2,843,646
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	5,000,000		4,881,281
				7,724,927
Agriculture - .4%
Bunge Finance, Gtd. Notes	4.35	3/15/2024	3,000,000		3,118,745
Airlines - 2.4%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,156,995	[a]	2,164,884
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,652,411		3,590,877
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,573,250		4,440,649
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,912,449		6,761,034
				16,957,444
Automobiles & Components - 1.3%
Aptiv, Gtd. Notes	2.40	2/18/2025	1,000,000		1,000,595
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	2,000,000		1,883,590
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,123,480
General Motors Financial, Sr. Unscd. Notes	2.70	8/20/2027	1,750,000	[b]	1,714,209
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	2,000,000		1,910,242
				9,632,116
Banks - 20.8%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	3/28/2022	3,000,000	[b,c,d]	2,636,444
Banco Santander, Sr. Unscd. Notes	1.72	9/14/2027	4,000,000		3,784,482
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[d]	3,082,500
Bank of America, Sub. Notes	4.00	1/22/2025	3,000,000		3,117,735
Bank of Ireland Group, Sr. Unscd. Notes	2.03	9/30/2027	5,000,000	[a]	4,707,674
Barclays, Sub. Notes	5.20	5/12/2026	6,500,000		6,981,618
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,420,310
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,216,425
BPCE, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,774,041
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,724,162
Citizens Financial Group, Sub. Notes	3.75	2/11/2031	5,000,000		5,084,348
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,000,000		6,285,906
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,500,000	[a]	6,563,019
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	5,972,367
Danske Bank, Sr. Unscd. Notes	0.98	9/10/2025	5,000,000	[a]	4,807,175
Deutsche Bank, Sub. Notes	4.50	4/1/2025	2,500,000		2,571,383
Deutsche Bank, Sub. Notes	4.88	12/1/2032	5,000,000		5,056,171
HSBC Holdings, Sub. Notes	4.25	3/14/2024	5,750,000		5,960,578
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[d]	5,034,375
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,126,286
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,680,283
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[b,d]	4,962,500
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	2,500,000		2,369,776
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,d]	3,729,206
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	5,000,000	[b]	5,388,534
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,165,836
Societe Generale, Sub. Notes	4.75	11/24/2025	5,000,000	[a]	5,216,050
Standard Chartered, Sr. Unscd. Notes	4.05	4/12/2026	4,750,000	[a]	4,941,022
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[b,d]	4,807,500
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		4,866,987
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,095,517
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		5,211,732
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,567,397
				149,909,339

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Beverage Products - 1.9%
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		3,005,301
Constellation Brands, Gtd. Notes	4.40	11/15/2025	3,000,000		3,187,106
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000		4,369,045
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	2,997,075
				13,558,527
Building Materials - 1.2%
CRH America Finance, Gtd. Notes	3.40	5/9/2027	4,730,000	[a]	4,933,551
Masco, Sr. Unscd. Notes	1.50	2/15/2028	4,000,000	[b]	3,660,931
				8,594,482
Chemicals - 1.4%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,950,000		6,325,106
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	4,033,261
				10,358,367
Commercial & Professional Services - 1.0%
Global Payments, Sr. Unscd. Notes	3.20	8/15/2029	4,000,000		3,953,020
Grand Canyon University, Unscd. Bonds	3.25	10/1/2023	3,500,000		3,517,500
				7,470,520
Consumer Discretionary - 2.4%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	4,500,000	[b]	4,715,526
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		2,159,026
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	2,000,000		2,054,543
Marriott International, Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	4,000,000		3,692,963
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000		4,434,719
				17,056,777
Consumer Durables & Apparel - .9%
Michael Kors USA, Gtd. Notes	4.50	11/1/2024	3,000,000	[a]	3,085,125
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		3,013,420
				6,098,545
Diversified Financials - 6.0%
AerCap Global Aviation Trust, Gtd. Notes	3.00	10/29/2028	5,000,000		4,820,400
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	2,500,000		2,597,640
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	955,815
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000		4,898,337
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2027	1,275,000		1,217,969
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	3,725,000		3,452,796
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,905,047
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a]	3,078,754
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000	[a]	4,609,919
Blue Owl Finance, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	994,935
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		3,062,045
Morgan Stanley Domestic Holdings, Gtd. Notes	3.80	8/24/2027	3,750,000		3,933,065
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,655,193
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	3,000,000		3,126,300
				43,308,215
Electronic Components - 1.2%
Arrow Electronics, Sr. Unscd. Notes	2.95	2/15/2032	1,760,000		1,684,801
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		3,122,078
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,975,000		4,026,438
				8,833,317
Energy - 8.1%
Cenovus Energy, Sr. Unscd. Notes	2.65	1/15/2032	3,000,000	[b]	2,789,538
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,828,737
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	2,750,000		3,001,177
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	2,000,000		2,045,600
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,250,000		4,302,908

20

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Energy - 8.1% (continued)
Diamondback Energy, Gtd. Notes	4.75	5/31/2025	1,000,000		1,064,844
El Paso Natural Gas, Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	3,001,208
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,265,633
Energy Transfer, Sr. Unscd. Bonds	5.50	6/1/2027	2,500,000		2,758,004
Energy Transfer, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000		2,066,711
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	1,000,000		1,098,736
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,453,150
EQT, Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		3,036,900
Helmerich & Payne, Sr. Unscd. Notes	2.90	9/29/2031	3,000,000	[a]	2,870,047
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	3,750,000		3,958,616
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,637,250
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,218,168
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,159,186
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,129,764
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		2,016,393
Valero Energy, Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,364,195
				58,066,765
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		3,109,855
Financials - .9%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	4,000,000	[a]	4,128,337
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a,b]	1,979,153
				6,107,490
Food Products - 1.6%
Flowers Foods, Sr. Unscd. Notes	2.40	3/15/2031	1,000,000	[b]	948,475
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,089,828
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,101,078
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a,d]	506,153
JBS USA Finance, Gtd. Notes	3.00	2/2/2029	2,000,000	[a]	1,893,100
McCormick & Co., Sr. Unscd. Notes	1.85	2/15/2031	1,500,000		1,366,551
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		1,926,132
				11,831,317
Foreign Governmental - .5%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	3,205,129
Health Care - 4.6%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000		4,563,024
Amgen, Sr. Unscd. Notes	3.35	2/22/2032	1,000,000	[b]	1,025,010
Centene, Sr. Unscd. Notes	2.50	3/1/2031	4,000,000		3,689,200
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		3,797,828
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		2,239,299
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,060,451
HCA, Sr. Scd. Notes	4.13	6/15/2029	4,000,000		4,197,005
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,b]	2,724,630
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,000,000		5,642,548
				32,938,995
Industrial - 2.8%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		4,190,333
Flowserve, Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		2,303,125
Hillenbrand, Gtd. Notes	5.00	9/15/2026	4,000,000		4,236,460
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000		4,109,042
John Deere Capital, Sr. Unscd. Notes	1.05	6/17/2026	1,000,000		959,562
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		4,304,655
				20,103,177
Information Technology - 3.1%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000		4,710,482

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Information Technology - 3.1% (continued)
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	4,500,000		4,734,274
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000		3,536,657
Fiserv, Sr. Unscd. Notes	3.20	7/1/2026	3,000,000		3,067,041
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		2,028,797
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	4,500,000		4,313,548
				22,390,799
Insurance - 3.2%
Assured Guaranty US Holdings, Gtd. Notes	3.15	6/15/2031	3,000,000		2,978,809
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	4,000,000	[b]	4,224,523
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[b,d]	5,739,170
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,000,000	[b]	5,261,250
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000		4,972,821
				23,176,573
Internet Software & Services - 1.0%
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,500,000		4,715,737
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,500,000	[a]	2,603,117
				7,318,854
Materials - 1.1%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	3,500,000		3,512,136
WRKCo, Gtd. Notes	4.00	3/15/2028	2,000,000		2,117,263
WRKCo, Gtd. Notes	4.65	3/15/2026	2,000,000		2,161,593
				7,790,992
Media - .7%
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000		5,284,250
Metals & Mining - 1.3%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a]	4,267,889
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a]	2,092,233
Glencore Funding, Gtd. Notes	1.63	9/1/2025	3,000,000	[a]	2,895,061
				9,255,183
Municipal Securities - 2.8%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		4,568,856
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,828,499
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000		1,517,366
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,703,269
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		4,108,526
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,200,000		3,234,314
				19,960,830
Real Estate - 8.0%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000		3,541,368
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000		2,138,922
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000		5,525,104
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	4,000,000		4,306,294
CBRE Services, Gtd. Notes	2.50	4/1/2031	3,000,000		2,843,707
CBRE Services, Gtd. Notes	4.88	3/1/2026	3,000,000		3,254,400
CubeSmart, Gtd. Notes	2.00	2/15/2031	1,500,000		1,368,342
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000		4,383,916
Extra Space Storage, Gtd. Notes	2.35	3/15/2032	3,250,000		2,997,839
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	4,500,000		4,463,733
Healthpeak Properties, Sr. Unscd. Notes	2.13	12/1/2028	3,000,000	[b]	2,884,698
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		3,431,515
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		5,327,506

22

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Real Estate - 8.0% (continued)
Phillips Edison Grocery Center Operating Partnership, Gtd. Notes	2.63	11/15/2031	3,000,000		2,803,717
Spirit Realty, Gtd. Notes	2.10	3/15/2028	1,500,000		1,414,242
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		3,137,982
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		3,754,118
				57,577,403
Retailing - 4.8%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,570,146
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,109,750
AutoNation, Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	[b]	2,022,567
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	2,000,000		2,061,073
Dick's Sporting Goods, Sr. Unscd. Notes	3.15	1/15/2032	3,000,000	[b]	2,886,270
Dollar Tree, Sr. Unscd. Notes	2.65	12/1/2031	6,000,000		5,703,745
Kohl's, Sr. Unscd. Notes	3.38	5/1/2031	2,500,000	[b]	2,462,801
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[b]	3,826,840
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	4,000,000		4,204,933
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		4,803,898
				34,652,023
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Sr. Unscd. Notes	3.14	11/15/2035	2,365,000	[a]	2,192,765
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	3,250,000	[a]	3,141,273
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,237,343
Microchip Technology, Gtd. Notes	4.25	9/1/2025	6,000,000		6,159,123
NXP, Gtd. Notes	4.88	3/1/2024	5,000,000	[a]	5,245,028
Renesas Electronics, Sr. Unscd. Notes	2.17	11/25/2026	5,000,000	[a]	4,802,518
				26,778,050
Technology Hardware & Equipment - .6%
Dell International, Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		4,160,475
Telecommunication Services - 2.4%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,131,670
T-Mobile USA, Gtd. Notes	2.88	2/15/2031	500,000		469,885
T-Mobile USA, Sr. Scd. Notes	2.70	3/15/2032	1,250,000	[a]	1,176,468
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000		4,295,908
Verizon Communications, Sr. Unscd. Notes	2.10	3/22/2028	3,000,000		2,900,355
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,337,982
				17,312,268
Utilities - 3.3%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000		1,981,882
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	3,500,000		3,621,782
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		2,944,287
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		2,024,184
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,189,228
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,278,234
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,381,083
				23,420,680
Total Bonds and Notes (cost $685,813,204)			697,062,429

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Preferred Dividend Yield (%)	Shares	Value ($)
Preferred Stocks - 1.4%
Diversified Financials - .4%
Air Lease, Ser. A	6.15	120,000	3,009,600
Telecommunication Services - 1.0%
AT&T, Ser. A	5.00	320,000	7,360,000
Total Preferred Stocks (cost $11,000,000)		10,369,600
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,965,207)	0.10	3,965,207	[e] 3,965,207

Investment of Cash Collateral for Securities Loaned - 5.0%
Registered Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $35,970,947)	0.10	35,970,947	[e] 35,970,947
Total Investments (cost $736,749,358)		103.9%	747,368,183
Liabilities, Less Cash and Receivables		(3.9%)	(27,780,904)
Net Assets		100.0%	719,587,279

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $148,322,907 or 20.61% of net assets.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $38,435,460 and the value of the collateral was $40,364,223, consisting of cash collateral of $35,970,947 and U.S. Government & Agency securities valued at $4,393,276. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financial	39.3
Consumer, Cyclical	11.7
Consumer, Non-cyclical	9.6
Energy	8.1
Industrial	7.8
Technology	7.4
Investment Companies	5.6
Communications	5.2
Utilities	3.3
Government	3.2
Basic Materials	2.7
103.9

† Based on net assets.

See notes to financial statements.

24

BNY Mellon Corporate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	9,018,856	90,143,506	(95,197,155)	3,965,207	3,152
Investment of Cash Collateral for Securities Loaned - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 5.0%	24,487,583	59,763,879	(48,280,515)	35,970,947	51,520	††
Total - 5.5%	33,506,439	149,907,385	(143,477,670)	39,936,154	54,672

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3%
Municipal Securities - 13.3%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,212,829
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,338,883
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		241,475
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		451,944
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		504,068
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		2,012,722
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	1.77	8/1/2023	2,000,000		2,013,254
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Ser. B	0.61	7/1/2025	1,500,000		1,435,540
Michigan Finance Authority, Revenue Bonds (School Loan Revolving Fund) Ser. A1	2.86	3/1/2022	1,500,000	[b]	1,500,000
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. C	0.49	3/15/2024	1,750,000		1,704,033
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		1,002,241
Tennessee, GO, Refunding, Ser. B	0.65	11/1/2024	2,000,000		1,947,539
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,471,349
The Rutgers University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		1,002,284
Virginia Resources Authority, Revenue Bonds, Refunding, Ser. C	1.89	11/1/2022	500,000		503,186
				19,341,347
U.S. Government Agencies Collateralized Mortgage Obligations - 15.7%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	34,706	[c]	35,291
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	53,448	[c]	54,138
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	149,745	[c]	152,527
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	469,356	[c]	480,525
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	318,219	[c]	325,877
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	442,074	[c]	454,988
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	1,124,274	[c]	1,154,570
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	728,093	[c]	753,160
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	903,555	[c]	925,288
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	856,435	[c]	886,149
Federal Home Loan Mortgage Corp., REMIC, Ser. 3945, Cl. A	3.00	3/15/2026	17,143	[c]	17,172
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	414,446	[c]	423,628
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	66,515	[c]	66,897
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	1,428,201	[c]	1,437,341
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	189,817	[c]	189,523
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	1,032,816	[c]	1,036,722
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	356,363	[c]	357,510
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	851,975	[c]	845,295
Federal Home Loan Mortgage Corp., REMIC, Ser. 4221, Cl. BZ	6.50	10/15/2032	562,096	[c]	572,588
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	215,141	[c]	217,186
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	172,601	[c]	173,947
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	932,833	[c]	946,478
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	398,383	[c]	405,160
Federal Home Loan Mortgage Corp., REMIC, Ser. 5000, CI. KA	2.00	4/25/2034	76,706	[c]	76,649
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	76,430	[c]	78,285
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	228	[c]	229
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	769,875	[c]	785,214

26

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 15.7% (continued)
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	211,930	[c]	213,668
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	69,374	[c]	69,477
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	35,099	[c]	35,151
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	405,046	[c]	416,630
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	33,526	[c]	33,859
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	1,201,967	[c]	1,192,836
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	285,597	[c]	285,005
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	985,893	[c]	976,337
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	40,874	[c]	41,026
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	330,756	[c]	336,170
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	338,547	[c]	337,610
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	1,029,116	[c]	1,016,122
Federal National Mortgage Association, REMIC, Ser. 2014-19, Cl. VK	4.50	4/25/2034	825,257	[c]	835,361
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	437,548	[c]	445,186
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	108,534	[c]	108,540
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	883,393	[c]	888,271
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	962,738	[c]	970,647
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	601,280		614,755
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	607,163		609,504
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	584,583		602,891
				22,881,383
U.S. Government Agencies Collateralized Municipal-Backed Securities - 24.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A1	2.32	3/25/2024	1,575,606	[c]	1,587,803
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	1,506,207	[c]	1,513,427
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K724, Cl. A2	3.06	11/25/2023	2,000,000	[c]	2,037,251
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	750,000	[c]	767,335
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,546,275	[c]	1,563,870
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	2,441,369	[c]	2,465,089
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	2,007,173	[c]	2,020,521
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	594,139	[c]	597,250
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB35, Cl. A5F	2.25	6/25/2022	233,959	[c]	234,096

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 24.5% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB50, Cl. A5F	3.01	4/25/2023	2,091,602	[c]	2,108,917
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H	3.14	4/25/2038	878,879	[c]	888,435
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	1,985,182	[c]	2,007,036
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	843,338	[c]	838,176
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	397,544	[c]	397,292
Federal National Mortgage Association, ACES, Ser. 2013-M2, Cl. AFL, 1 Month LIBOR +.35%	0.54	1/25/2023	1,521,545	[c,d]	1,522,228
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	3.09	7/25/2023	1,630,432	[c]	1,658,055
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	320,689	[c]	327,328
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	881,022	[c]	900,597
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	177,865	[c]	177,940
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	456,475	[c]	456,246
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.55	7/25/2024	2,090,185	[c]	2,120,563
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.77	7/16/2051	952,488		960,979
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	839,362		839,775
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.05	2/16/2025	888,527		896,700
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.09	8/16/2053	1,792,143		1,807,168
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	125,006		124,890
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.88	12/16/2046	1,426,552		1,433,968
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	545,314		541,575
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	606,331		606,974
Government National Mortgage Association, Ser. 2018-162, Cl. AC	3.25	9/16/2048	470,722		474,356
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,897,196		1,913,840
				35,789,680
U.S. Government Agencies Mortgage-Backed - 28.7%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			2,622,952	[c]	2,664,200
3.50%, 10/1/2026-5/1/2027			756,073	[c]	773,746
4.50%, 11/1/2024-2/1/2034			762,818	[c]	809,779
Federal National Mortgage Association:
1.90%, 9/1/2051, 1 Month SOFR +2.35%			3,047,292	[c,d]	3,065,574
1.94%, 11/1/2022			143,572	[c]	143,954
2.16%, 1/1/2023			2,397,608	[c]	2,409,387
2.25%, 1/1/2024			1,016,417	[c]	1,022,560
2.31%, 8/1/2022			949,288	[c]	948,821
2.36%, 12/1/2022			1,305,769	[c]	1,311,092
2.39%, 6/1/2025			926,362	[c]	933,198
2.50%, 11/1/2026-9/1/2027			2,494,030	[c]	2,530,477

28

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 28.7% (continued)
2.55%, 9/1/2022			1,852,178	[c]	1,854,104
2.70%, 7/1/2024			1,836,412	[c]	1,860,435
2.72%, 3/1/2024			2,000,000	[c]	2,025,830
2.74%, 10/1/2022			1,500,000	[c]	1,505,653
2.78%, 3/1/2022			2,231,886	[c]	2,230,816
2.88%, 6/1/2024			926,711	[c]	932,013
2.89%, 1/1/2025			1,000,000	[c]	1,028,071
3.09%, 8/1/2023			1,000,000	[c]	1,015,116
3.11%, 12/1/2024			1,925,651	[c]	1,988,781
3.42%, 3/1/2024			1,389,914	[c]	1,421,840
3.45%, 1/1/2024-7/1/2025			2,608,996	[c]	2,666,992
4.00%, 7/1/2029-3/1/2034			1,530,980	[c]	1,591,715
4.50%, 11/1/2022			3	[c]	3
5.00%, 3/1/2027			424,300	[c]	435,324
5.10%, 10/1/2024			699,907	[c]	745,320
6.00%, 8/1/2022			184	[c]	185
Government National Mortgage Association I:
3.00%, 5/15/2027			1,989,591		2,039,597
4.00%, 8/15/2024-7/15/2027			548,309		569,376
Government National Mortgage Association II:
3.00%, 4/20/2027			485,807		492,516
3.50%, 3/20/2026			196,164		201,969
4.50%, 7/20/2024-5/20/2025			563,948		593,181
				41,811,625
U.S. Government Agencies Obligations - 1.3%
Federal Home Loan Bank, Bonds	0.57	9/30/2024	2,000,000		1,947,618
U.S. Treasury Securities - 14.8%
U.S. Treasury Notes	0.13	2/15/2024	3,000,000	[e]	2,922,891
U.S. Treasury Notes	0.13	12/15/2023	2,000,000		1,954,375
U.S. Treasury Notes	0.13	1/15/2024	2,500,000		2,438,965
U.S. Treasury Notes	0.25	5/15/2024	4,750,000		4,618,447
U.S. Treasury Notes	0.75	11/15/2024	4,000,000		3,908,594
U.S. Treasury Notes	1.25	8/31/2024	5,750,000		5,704,180
				21,547,452
Total Bonds and Notes (cost $146,092,238)			143,319,105

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,136,081)	0.10	2,136,081	[f] 2,136,081
Total Investments (cost $148,228,319)		99.8%	145,455,186
Cash and Receivables (Net)		0.2%	265,975
Net Assets		100.0%	145,721,161

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $2,624,583 and the value of the collateral was $2,671,069, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	68.9
Government	29.4
Investment Companies	1.5
99.8

† Based on net assets.

See notes to financial statements.

BNY Mellon Short-Term U.S. Government Securities Fund
Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.5%	7,008,387	34,525,501	(39,397,807)	2,136,081	616
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	-	25,045,678	(25,045,678)	-	1,538	††
Total - 1.5%	7,008,387	59,571,179	(64,443,485)	2,136,081	2,154

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

30

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(b)
Unaffiliated issuers	1,267,753,810	671,520,397	707,432,029	143,319,105
Affiliated issuers	36,139,213	63,636,581	39,936,154	2,136,081
Dividends, interest and securities lending income receivable	6,698,166	3,952,474	7,355,348	355,358
Receivable for investment securities sold	6,501,904	-	983,698	-
Receivable for shares of Beneficial Interest subscribed	6,358,679	1,374,261	2,428,460	199,438
Prepaid expenses	27,094	20,276	30,089	21,686
	1,323,478,866	740,503,989	758,165,778	146,031,668
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	534,027	290,072	303,481	50,825
Cash overdraft due to Custodian	1,857,693	842,155	1,375,306	158,980
Liability for securities on loan—Note 1(b)	22,032,462	51,203,400	35,970,947	-
Payable for investment securities purchased	6,570,091	-	-	-
Payable for shares of Beneficial Interest redeemed	1,215,635	816,087	862,722	53,685
Trustees’ fees and expenses payable	31,133	14,235	15,666	6,033
Other accrued expenses	56,957	50,461	50,377	40,984
	32,297,998	53,216,410	38,578,499	310,507
Net Assets ($)	1,291,180,868	687,287,579	719,587,279	145,721,161
Composition of Net Assets ($):
Paid-in capital	1,327,390,343	688,332,274	709,513,470	163,921,464
Total distributable earnings (loss)	(36,209,475)	(1,044,695)	10,073,809	(18,200,303)
Net Assets ($)	1,291,180,868	687,287,579	719,587,279	145,721,161
† Investments at cost ($)
Unaffiliated issuers	1,286,965,732	671,391,186	696,813,204	146,092,238
Affiliated issuers	36,139,213	63,636,581	39,936,154	2,136,081
†† Value of securities on loan ($)	42,956,324	64,553,349	38,435,460	2,624,583
Net Asset Value Per Share
Class M
Net Assets ($)	1,279,509,093	676,331,916	712,436,782	141,880,090
Shares Outstanding	103,579,759	54,480,648	55,183,904	12,564,813
Net Asset Value Per Share ($)	12.35	12.41	12.91	11.29
Investor Shares
Net Assets ($)	11,671,775	10,955,663	7,150,497	3,841,071
Shares Outstanding	946,715	880,870	553,396	340,027
Net Asset Value Per Share ($)	12.33	12.44	12.92	11.30

See notes to financial statements.

31

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Investment Income ($):
Income:
Interest	15,027,756	8,410,584	12,987,920	1,044,071
Dividends:
Unaffiliated issuers	162,500	128,125	292,250	-
Affiliated issuers	2,587	1,654	3,152	616
Income from securities lending—Note 1(b)	31,028	18,248	51,520	1,538
Total Income	15,223,871	8,558,611	13,334,842	1,046,225
Expenses:
Investment advisory fee—Note 3(a)	2,654,601	1,445,080	1,499,716	281,889
Administration fee—Note 3(a)	821,610	447,184	464,156	99,686
Trustees’ fees and expenses—Note 3(c)	58,349	27,582	31,420	5,221
Professional fees	40,721	26,719	30,315	19,699
Registration fees	20,664	17,004	18,161	20,185
Loan commitment fees—Note 2	17,215	9,411	5,258	1,431
Shareholder servicing costs—Note 3(b)	17,129	13,312	8,884	6,035
Custodian fees—Note 3(b)	12,175	6,319	6,156	5,496
Prospectus and shareholders’ reports	8,488	8,727	6,990	8,656
Chief Compliance Officer fees—Note 3(b)	7,254	7,254	7,254	7,254
Miscellaneous	18,298	15,586	14,402	18,244
Total Expenses	3,676,504	2,024,178	2,092,712	473,796
Less—reduction in expenses due to undertakings—Note 3(a)	-	-	-	(63,822)
Net Expenses	3,676,504	2,024,178	2,092,712	409,974
Net Investment Income	11,547,367	6,534,433	11,242,130	636,251
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,167,023)	2,079,182	4,005,945	(174,465)
Net change in unrealized appreciation (depreciation) on investments	(71,344,832)	(29,983,625)	(49,158,689)	(3,271,370)
Net Realized and Unrealized Gain (Loss) on Investments	(74,511,855)	(27,904,443)	(45,152,744)	(3,445,835)
Net (Decrease) in Net Assets Resulting from Operations	(62,964,488)	(21,370,010)	(33,910,614)	(2,809,584)

See notes to financial statements.

32

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	11,547,367	22,557,418	6,534,433	15,217,791
Net realized gain (loss) on investments	(3,167,023)	9,732,205	2,079,182	5,583,570
Net change in unrealized appreciation (depreciation) on investments	(71,344,832)	(25,300,442)	(29,983,625)	(15,719,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,964,488)	6,989,181	(21,370,010)	5,081,482
Distributions ($):
Distributions to shareholders:
Class M	(15,524,012)	(58,139,162)	(7,436,369)	(16,244,256)
Investor Shares	(133,786)	(432,181)	(93,956)	(153,470)
Total Distributions	(15,657,798)	(58,571,343)	(7,530,325)	(16,397,726)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	185,594,671	327,798,253	51,904,147	99,405,334
Investor Shares	17,625,755	20,175,687	7,520,160	14,137,038
Distributions reinvested:
Class M	2,474,503	19,657,953	1,315,271	2,860,843
Investor Shares	108,220	368,779	78,701	124,764
Cost of shares redeemed:
Class M	(169,753,177)	(225,834,590)	(127,553,042)	(203,715,376)
Investor Shares	(16,536,107)	(18,074,128)	(5,325,091)	(13,323,672)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	19,513,865	124,091,954	(72,059,854)	(100,511,069)
Total Increase (Decrease) in Net Assets	(59,108,421)	72,509,792	(100,960,189)	(111,827,313)
Net Assets ($):
Beginning of Period	1,350,289,289	1,277,779,497	788,247,768	900,075,081
End of Period	1,291,180,868	1,350,289,289	687,287,579	788,247,768
Capital Share Transactions (Shares):
Class Ma
Shares sold	14,485,221	24,654,820	4,101,835	7,637,070
Shares issued for distributions reinvested	193,429	1,480,678	103,786	220,249
Shares redeemed	(13,274,386)	(17,023,473)	(9,998,631)	(15,629,069)
Net Increase (Decrease) in Shares Outstanding	1,404,264	9,112,025	(5,793,010)	(7,771,750)
Investor Shares[a]
Shares sold	1,369,674	1,530,513	589,647	1,085,072
Shares issued for distributions reinvested	8,487	27,850	6,202	9,593
Shares redeemed	(1,294,420)	(1,371,980)	(419,731)	(1,021,890)
Net Increase (Decrease) in Shares Outstanding	83,741	186,383	176,118	72,775

[a]

During the period ended February 28, 2022, 1,341,796 Class M Shares representing $17,304,046 were exchanged for 1,344,647 Investor Shares for BNY Mellon Bond Fund and 584,302 Class M Shares representing $7,437,629 were exchanged for 583,262 Investor Shares for BNY Mellon Intermediate Bond Fund. During the period ended August 31, 2021, 1,478,214 Class M Shares representing $19,532,549 were exchanged for 1,481,327 Investor Shares for BNY Mellon Bond Fund and 1,085,263 Class M Shares representing $14,120,624 were exchanged for 1,083,737 Investor Shares for BNY Mellon Intermediate Bond Fund.

See notes to financial statements.

33

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Corporate Bond Fund		BNY Mellon Short-Term U.S. Government Securities Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	11,242,130	24,515,457	636,251	2,027,752
Net realized gain (loss) on investments	4,005,945	13,262,011	(174,465)	563,703
Net change in unrealized appreciation (depreciation) on investments	(49,158,689)	(4,860,187)	(3,271,370)	(2,802,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,910,614)	32,917,281	(2,809,584)	(211,196)
Distributions ($):
Distributions to shareholders:
Class M	(15,817,792)	(26,638,751)	(1,483,286)	(3,541,306)
Investor Shares	(139,947)	(185,328)	(35,962)	(73,458)
Total Distributions	(15,957,739)	(26,824,079)	(1,519,248)	(3,614,764)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	68,938,944	105,549,061	10,417,992	187,555,518
Investor Shares	5,154,924	11,232,091	2,010,608	9,928,542
Distributions reinvested:
Class M	4,072,614	6,003,401	303,745	677,084
Investor Shares	92,225	129,333	33,773	70,875
Cost of shares redeemed:
Class M	(68,783,873)	(209,133,437)	(38,958,473)	(245,096,305)
Investor Shares	(3,861,325)	(10,646,076)	(2,779,305)	(10,515,819)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,613,509	(96,865,627)	(28,971,660)	(57,380,105)
Total Increase (Decrease) in Net Assets	(44,254,844)	(90,772,425)	(33,300,492)	(61,206,065)
Net Assets ($):
Beginning of Period	763,842,123	854,614,548	179,021,653	240,227,718
End of Period	719,587,279	763,842,123	145,721,161	179,021,653
Capital Share Transactions (Shares):
Class Ma
Shares sold	5,115,624	7,653,507	909,600	16,019,133
Shares issued for distributions reinvested	303,965	436,356	26,536	57,848
Shares redeemed	(5,145,089)	(15,187,093)	(3,394,793)	(20,953,372)
Net Increase (Decrease) in Shares Outstanding	274,500	(7,097,230)	(2,458,657)	(4,876,391)
Investor Shares[a]
Shares sold	380,928	814,247	175,175	848,547
Shares issued for distributions reinvested	6,880	9,392	2,949	6,059
Shares redeemed	(285,276)	(770,362)	(243,391)	(899,233)
Net Increase (Decrease) in Shares Outstanding	102,532	53,277	(65,267)	(44,627)

[a]

During the period ended February 28, 2022, 312,237 Class M Shares representing $4,211,867 were exchanged for 312,012 Investor Shares for BNY Mellon Corporate Bond Fund and 160,202 Class M Shares representing $1,837,607 were exchanged for 160,187 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund. During the period ended August 31, 2021, 799,301 Class M Shares representing $11,020,723 were exchanged for 798,844 Investor Shares for BNY Mellon Corporate Bond Fund and 497,238 Class M Shares representing $5,812,901 were exchanged for 497,432 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Six Months Ended		Class M Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.10		13.63	13.14	12.32	12.82	13.11
Investment Operations:
Net investment income [a]	.11		.23	.30	.35	.34	.32
Net realized and unrealized gain (loss) on investments	(.71)		(.17)	.54	.84	(.48)	(.21)
Total from Investment Operations	(.60)		.06	.84	1.19	(.14)	.11
Distributions:
Dividends from net investment income	(.15)		(.31)	(.35)	(.37)	(.36)	(.37)
Dividends from net realized gain on investments	-		(.28)	-	-	-	(.03)
Total Distributions	(.15)		(.59)	(.35)	(.37)	(.36)	(.40)
Net asset value, end of period	12.35		13.10	13.63	13.14	12.32	12.82
Total Return (%)	(4.61)	[b]	.50	6.49	9.89	(1.10)	.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	[c]	.55	.55	.55	.55	.56
Ratio of net investment income to average net assets	1.74	[c]	1.71	2.30	2.77	2.70	2.50
Portfolio Turnover Rate	50.24	[b]	72.04	93.11	79.56	47.36	72.85
Net Assets, end of period ($ x 1,000)	1,279,509		1,339,003	1,268,576	1,220,362	1,002,899	1,001,290

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.08		13.60	13.11	12.29	12.79	13.08
Investment Operations:
Net investment income [a]	.10		.20	.28	.32	.31	.28
Net realized and unrealized gain (loss) on investments	(.72)		(.16)	.52	.84	(.48)	(.21)
Total from Investment Operations	(.62)		.04	.80	1.16	(.17)	.07
Distributions:
Dividends from net investment income	(.13)		(.28)	(.31)	(.34)	(.33)	(.33)
Dividends from net realized gain on investments	-		(.28)	-	-	-	(.03)
Total Distributions	(.13)		(.56)	(.31)	(.34)	(.33)	(.36)
Net asset value, end of period	12.33		13.08	13.60	13.11	12.29	12.79
Total Return (%)	(4.75)	[b]	.30	6.22	9.60	(1.35)	.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	[c]	.80	.80	.80	.80	.81
Ratio of net investment income to average net assets	1.49	[c]	1.46	2.08	2.47	2.46	2.24
Portfolio Turnover Rate	50.24	[b]	72.04	93.11	79.56	47.36	72.85
Net Assets, end of period ($ x 1,000)	11,672		11,286	9,204	8,697	6,944	9,613

a  Based on average shares outstanding.
b  Not annualized.

c  Annualized.

See notes to financial statements.

36

	Six Months Ended		Class M Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Intermediate Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.93		13.11	12.72	12.26	12.60	12.74
Investment Operations:
Net investment income [a]	.11		.24	.25	.27	.25	.22
Net realized and unrealized gain (loss) on investments	(.50)		(.16)	.41	.47	(.32)	(.10)
Total from Investment Operations	(.39)		.08	.66	.74	(.07)	.12
Distributions:
Dividends from net investment income	(.13)		(.26)	(.27)	(.28)	(.27)	(.26)
Net asset value, end of period	12.41		12.93	13.11	12.72	12.26	12.60
Total Return (%)	(3.02)	[b]	.62	5.23	6.09	(.58)	1.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	[c]	.56	.55	.55	.55	.56
Ratio of net investment income to average net assets	1.81	[c]	1.85	1.97	2.15	2.03	1.77
Portfolio Turnover Rate	9.26	[b]	19.07	41.86	33.30	28.92	48.97
Net Assets, end of period ($ x 1,000)	676,332		779,123	891,782	985,280	833,954	838,741

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Intermediate Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.95		13.12	12.73	12.26	12.60	12.74
Investment Operations:
Net investment income [a]	.10		.21	.22	.23	.22	.19
Net realized and unrealized gain (loss) on investments	(.50)		(.16)	.40	.48	(.33)	(.10)
Total from Investment Operations	(.40)		.05	.62	.71	(.11)	.09
Distributions:
Dividends from net investment income	(.11)		(.22)	(.23)	(.24)	(.23)	(.23)
Net asset value, end of period	12.44		12.95	13.12	12.73	12.26	12.60
Total Return (%)	(3.07)	[b]	.42	4.93	5.88	(.84)	.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	[c]	.81	.80	.80	.80	.81
Ratio of net investment income to average net assets	1.55	[c]	1.59	1.68	1.88	1.78	1.52
Portfolio Turnover Rate	9.26	[b]	19.07	41.86	33.30	28.92	48.97
Net Assets, end of period ($ x 1,000)	10,956		9,125	8,293	6,225	5,756	7,563

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

38

	Six Months Ended		Class M Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Corporate Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.80		13.69	13.36	12.52	13.06	13.07
Investment Operations:
Net investment income [a]	.20		.43	.45	.46	.44	.42
Net realized and unrealized gain (loss) on investments	(.80)		.15	.35	.86	(.50)	.05
Total from Investment Operations	(.60)		.58	.80	1.32	(.06)	.47
Distributions:
Dividends from net investment income	(.22)		(.47)	(.47)	(.48)	(.48)	(.48)
Dividends from net realized gain on investments	(.07)		-	-	-	-	-
Total Distributions	(.29)		(.47)	(.47)	(.48)	(.48)	(.48)
Net asset value, end of period	12.91		13.80	13.69	13.36	12.52	13.06
Total Return (%)	(4.46)	[b]	4.29	6.16	10.81	(.48)	3.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	[c]	.56	.56	.56	.55	.56
Ratio of net investment income to average net assets	3.00	[c]	3.10	3.39	3.65	3.43	3.29
Portfolio Turnover Rate	16.28	[b]	18.34	25.67	30.95	33.36	33.05
Net Assets, end of period ($ x 1,000)	712,437		757,617	849,166	907,433	776,480	784,237

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

39

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Shares
	February 28, 2022		Year Ended August 31,
BNY Mellon Corporate Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.81		13.70	13.37	12.53	13.07	13.07
Investment Operations:
Net investment income [a]	.19		.40	.43	.43	.37	.42
Net realized and unrealized gain (loss) on investments	(.81)		.14	.34	.85	(.46)	.03
Total from Investment Operations	(.62)		.54	.77	1.28	(.09)	.45
Distributions:
Dividends from net investment income	(.20)		(.43)	(.44)	(.44)	(.45)	(.45)
Dividends from net realized gain on investments	(.07)		-	-	-	-	-
Total Distributions	(.27)		(.43)	(.44)	(.44)	(.45)	(.45)
Net asset value, end of period	12.92		13.81	13.70	13.37	12.53	13.07
Total Return (%)	(4.58)	[b]	4.02	5.87	10.50	(.72)	3.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	[c]	.81	.81	.81	.80	.81
Ratio of net investment income to average net assets	2.74	[c]	2.85	3.12	3.41	3.06	3.02
Portfolio Turnover Rate	16.28	[b]	18.34	25.67	30.95	33.36	33.05
Net Assets, end of period ($ x 1,000)	7,150		6,225	5,448	2,693	2,573	2,807

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

40

	Six Months Ended		Class M Shares
BNY Mellon Short-Term	February 28, 2022		Year Ended August 31,
U.S. Government Securities Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.60		11.81	11.70	11.52	11.72	11.81
Investment Operations:
Net investment income [a]	.05		.11	.19	.21	.14	.08
Net realized and unrealized gain (loss) on investments	(.25)		(.13)	.15	.20	(.18)	(.05)
Total from Investment Operations	(.20)		(.02)	.34	.41	(.04)	.03
Distributions:
Dividends from net investment income	(.11)		(.19)	(.23)	(.23)	(.16)	(.12)
Net asset value, end of period	11.29		11.60	11.81	11.70	11.52	11.72
Total Return (%)	(1.74)	[b]	(.15)	2.95	3.61	(.36)	.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	[c]	.55	.55	.55	.56	.55
Ratio of net expenses to average net assets	.50	[c]	.54	.55	.55	.56	.55
Ratio of net investment income to average net assets	.80	[c]	.89	1.65	1.84	1.20	.68
Portfolio Turnover Rate	14.83	[b]	114.85	65.00	119.53	61.04	65.98
Net Assets, end of period ($ x 1,000)	141,880		174,319	234,920	255,767	190,515	172,603

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Shares
BNY Mellon Short-Term	February 28, 2022		Year Ended August 31,
U.S. Government Securities Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.60		11.80	11.68	11.50	11.71	11.79
Investment Operations:
Net investment income [a]	.03		.08	.11	.18	.11	.05
Net realized and unrealized gain (loss) on investments	(.24)		(.12)	.21	.20	(.19)	(.04)
Total from Investment Operations	(.21)		(.04)	.32	.38	(.08)	.01
Distributions:
Dividends from net investment income	(.09)		(.16)	(.20)	(.20)	(.13)	(.09)
Net asset value, end of period	11.30		11.60	11.80	11.68	11.50	11.71
Total Return (%)	(1.81)	[b]	(.37)	2.73	3.31	(.69)	.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	[c]	.80	.80	.80	.81	.80
Ratio of net expenses to average net assets	.75	[c]	.79	.80	.80	.81	.80
Ratio of net investment income to average net assets	.55	[c]	.64	.98	1.54	.92	.43
Portfolio Turnover Rate	14.83	[b]	114.85	65.00	119.53	61.04	65.98
Net Assets, end of period ($ x 1,000)	3,841		4,703	5,308	1,727	1,494	1,753

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

42

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-one series, including the following diversified funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund seek total return (consisting of capital appreciation and current income). BNY Mellon Short-Term U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser. BNY Mellon, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). BNY Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY Mellon pays the Adviser for performing certain administrative services. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Valuation techniques used to value each fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each relevant fund: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following below summarizes the inputs used as of February 28, 2022 in valuing each fund’s investments:

BNY Mellon Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	12,526,546	-	12,526,546
Corporate Bonds	-	523,912,087	-	523,912,087
Equity Securities - Preferred Stocks	5,980,000	-	-	5,980,000
Foreign Governmental	-	4,797,340	-	4,797,340
Investment Companies	36,139,213	-	-	36,139,213
Municipal Securities	-	77,008,717	-	77,008,717
U.S. Government Agencies Mortgage-Backed	-	324,541,053	-	324,541,053
U.S. Treasury Securities	-	318,988,067	-	318,988,067

† See Statement of Investments for additional detailed categorizations, if any.

44

BNY Mellon Intermediate Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	356,845,098	-	356,845,098
Equity Securities - Preferred Stocks	4,715,000	-	-	4,715,000
Investment Companies	63,636,581	-	-	63,636,581
Municipal Securities	-	44,340,825	-	44,340,825
U.S. Government Agencies Mortgage-Backed	-	8,392,747	-	8,392,747
U.S. Government Agencies Obligations	-	8,872,642	-	8,872,642
U.S. Treasury Securities	-	248,354,085	-	248,354,085

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Corporate Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	673,896,470	-	673,896,470
Equity Securities - Preferred Stocks	10,369,600	-	-	10,369,600
Foreign Governmental	-	3,205,129	-	3,205,129
Investment Companies	39,936,154	-	-	39,936,154
Municipal Securities	-	19,960,830	-	19,960,830

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Short-Term U.S. Government Securities Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	2,136,081	-	-	2,136,081
Municipal Securities	-	19,341,347	-	19,341,347
U.S. Government Agencies Collateralized Mortgage Obligations	-	22,881,383	-	22,881,383
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	35,789,680	-	35,789,680
U.S. Government Agencies Mortgage-Backed	-	41,811,625	-	41,811,625
U.S. Government Agencies Obligations	-	1,947,618	-	1,947,618
U.S. Treasury Securities	-	21,547,452	-	21,547,452

† See Statement of Investments for additional detailed categorizations, if any.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 1 summarizes the amount BNY Mellon earned from each fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2022.

Table 1—Securities Lending Agreement

BNY Mellon Bond Fund	$ 4,229
BNY Mellon Intermediate Bond Fund	2,487
BNY Mellon Corporate Bond Fund	7,024
BNY Mellon Short-Term U.S. Government Securities Fund	210

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are defined as “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The funds invest primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering each fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. The funds normally declare and pay dividends from net investment income monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to

46

distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2021.

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 2—Capital Loss Carryover
	Short-Term Losses ($)	† Long-Term Losses ($)
			† Total ($)
BNY Mellon Intermediate Bond Fund	1,211,789	-	1,211,789
BNY Mellon Short-Term U.S. Government Securities Fund	6,961,872	7,572,901	14,534,773

† These capital losses can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid

	2021
	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Bond Fund	39,076,531	19,494,812
BNY Mellon Intermediate Bond Fund	16,397,726	-
BNY Mellon Corporate Bond Fund	26,824,079	-
BNY Mellon Short-Term U.S. Government Securities Fund	3,614,764	-

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on each fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $135 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the funds did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: 0.40% of BNY Mellon Bond Fund, 0.40% of BNY Mellon Intermediate Bond Fund, 0.40% of BNY Mellon Corporate Bond Fund and 0.35% of BNY Mellon Short-Term U.S. Government Securities Fund.

For BNY Mellon Short-Term U.S. Government Securities Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class M and Investor shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.50% of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $63,822 during the period ended February 28, 2022.

Pursuant to the Administration Agreement, BNY Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    0.15%

$6 billion up to $12 billion   0.12%

In excess of $12 billion    0.10%

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of 0.25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 4 summarizes the amounts Investor shares were charged during the period ended February 28, 2022, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 4—Shareholder Services Plan Fees

BNY Mellon Bond Fund	$ 16,563
BNY Mellon Intermediate Bond Fund	13,118
BNY Mellon Corporate Bond Fund	8,754
BNY Mellon Short-Term U.S. Government Securities Fund	5,849

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

The funds have an arrangement with the custodian whereby the funds will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing cash management services inclusive of earnings credits, if any, for the funds. The transfer agency fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY Mellon pays each fund’s transfer agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. Table 5 summarizes the amount each fund was charged during the period ended February 28, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

48

Table 5—Transfer Agency Agreement Fees

BNY Mellon Bond Fund	$ 134
BNY Mellon Intermediate Bond Fund	119
BNY Mellon Corporate Bond Fund	77
BNY Mellon Short-Term U.S. Government Securities Fund	47

Each fund compensates BNY Mellon under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 6 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the custody agreement.

Table 6—Custody Agreement Fees

BNY Mellon Bond Fund	$ 12,175
BNY Mellon Intermediate Bond Fund	6,319
BNY Mellon Corporate Bond Fund	6,156
BNY Mellon Short-Term U.S. Government Securities Fund	5,496

Each fund compensates BNY Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 7 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—BNY Mellon Cash Management Fees

BNY Mellon Bond Fund	$ 57
BNY Mellon Intermediate Bond Fund	75
BNY Mellon Corporate Bond Fund	53
BNY Mellon Short-Term U.S. Government Securities Fund	14

During the period ended February 28, 2022, each fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 8 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 9 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended February 28, 2022.

Table 10 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at February 28, 2022.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 8—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Investment Advisory Fees ($)	Administration Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Transfer Agency Fees ($)	Chief Compliance Officer Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Bond Fund	392,759	122,863	2,280	10,024	56	6,045	-
BNY Mellon Intermediate Bond Fund	210,461	65,837	2,227	5,444	58	6,045	-
BNY Mellon Corporate Bond Fund	221,690	69,350	1,346	5,014	36	6,045	-
BNY Mellon Short-Term U.S. Government Securities Fund	39,467	14,110	802	4,945	23	6,045	(14,567)

49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Table 9—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Bond Fund	669,620,906	663,627,441
BNY Mellon Intermediate Bond Fund	66,894,052	157,893,990
BNY Mellon Corporate Bond Fund	126,902,689	120,539,698
BNY Mellon Short-Term U.S. Government Securities Fund	23,581,483	53,054,004

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Bond Fund	19,274,722	38,486,644	(19,211,922)
BNY Mellon Intermediate Bond Fund	10,781,279	10,652,068	129,211
BNY Mellon Corporate Bond Fund	23,133,603	12,514,778	10,618,825
BNY Mellon Short-Term U.S. Government Securities Fund	326,889	3,100,022	(2,773,133)

50

For More Information

The BNY Mellon Funds

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Administrator

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Sub-Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:
BNY Mellon Bond Fund	Class M: MPBFX	Investor: MIBDX
BNY Mellon Intermediate Bond Fund	Class M: MPIBX	Investor: MIIDX
BNY Mellon Corporate Bond Fund	Class M: BYMMX	Investor: BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund	Class M: MPSUX	Investor: MISTX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services. Individual Account holders, please call BNY Mellon Investment Advisers at 1-800-373-9387.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http:// www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation	MFTSA0222-TB

The BNY Mellon Funds

BNY Mellon Government Money Market Fund

BNY Mellon National Municipal Money Market Fund

SEMIANNUAL REPORT February 28, 2022

Contents

T H E F U N D S

F O R M O R E I N F O R M AT I O N

Back Cover

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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon Government Money Market Fund
Expenses paid per $1,000†	$.35	$.35
Ending value (after expenses)	$1,000.10	$1,000.10
Annualized expense ratio (%)	.07	.07
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$.60	$.55
Ending value (after expenses)	$1,000.10	$1,000.10
Annualized expense ratio (%)	.12	.11
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon Government Money Market Fund
Expenses paid per $1,000†	$.35	$.35
Ending value (after expenses)	$1,024.45	$1,024.45
Annualized expense ratio (%)	.07	.07
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$.60	$.55
Ending value (after expenses)	$1,024.20	$1,024.25
Annualized expense ratio (%)	.12	.11
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

BNY Mellon Government Money Market Fund
U.S. Government Agencies Obligations - 6.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
4/29/2022	0.06	5,000,000	[a]	4,999,508
5/12/2022	0.07	20,000,000	[a]	19,997,200
3/1/2022, 3 Month U.S. T-BILL +.04%	0.42	5,000,000	[b]	4,999,825
Total U.S. Government Agencies Obligations (cost $29,996,533)				29,996,533
U.S. Cash Management Bills - 11.9%
3/22/2022	0.09	15,000,000	[a]	14,999,256
3/29/2022	0.14	12,000,000	[a]	11,998,693
4/12/2022	0.25	10,000,000	[a]	9,997,083
5/17/2022	0.20	5,000,000	[a]	4,997,861
6/14/2022	0.44	10,000,000	[a]	9,987,458
Total U.S. Cash Management Bills (cost $51,980,351)				51,980,351
U.S. Treasury Bills - 12.1%
3/24/2022	0.08	20,000,000	[a]	19,999,042
5/19/2022	0.07	10,000,000	[a]	9,998,574
6/2/2022	0.09	10,000,000	[a]	9,997,675
7/14/2022	0.27	5,000,000	[a]	4,994,938
12/1/2022	0.24	8,000,000	[a]	7,985,562
Total U.S. Treasury Bills (cost $52,975,791)				52,975,791
U.S. Treasury Floating Rate Notes - 9.8%
3/1/2022, 3 Month U.S. T-BILL +.03%	0.41	5,000,000	[b]	5,000,646
3/1/2022, 3 Month U.S. T-BILL +.03%	0.41	15,000,000	[b]	15,000,413
3/1/2022, 3 Month U.S. T-BILL +.04%	0.42	5,000,000	[b]	5,000,000
3/1/2022, 3 Month U.S. T-BILL +.05%	0.43	5,000,000	[b]	5,000,420
3/1/2022, 3 Month U.S. T-BILL +.06%	0.44	13,000,000	[b]	13,000,704
Total U.S. Treasury Floating Rate Notes (cost $43,002,183)				43,002,183
U.S. Treasury Notes - 1.1%
9/30/2022 (cost $4,995,079)	0.13	5,000,000		4,995,079
Repurchase Agreements - 57.7%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 2/28/2022, due at 3/1/2022 in the amount of $88,000,122 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.00%, due 5/31/2022-2/15/2049, valued at $89,760,005)	0.05	88,000,000		88,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 2/28/2022, due at 3/1/2022 in the amount of $50,000,070 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.25%, due 3/24/2022-5/15/2051, valued at $51,000,038)	0.05	50,000,000		50,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 2/28/2022, due at 3/1/2022 in the amount of $90,000,125 (fully collateralized by: U.S. Treasuries (including strips), 1.50%-4.50%, due 11/30/2028-5/15/2038, valued at $91,800,432)	0.05	90,000,000		90,000,000

3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Government Money Market Fund(continued)
Repurchase Agreements - 57.7%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 2/28/2022, due at 3/1/2022 in the amount of $25,000,035 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.13%, due 4/7/2022-5/15/2051, valued at $25,500,017)	0.05	25,000,000	25,000,000
Total Repurchase Agreements (cost $253,000,000)			253,000,000
Total Investments (cost $435,949,937)		99.4%	435,949,937
Cash and Receivables (Net)		.6%	2,595,906
Net Assets		100.0%	438,545,843

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	57.7
U.S. Treasury Securities	34.9
U.S. Government Agencies Obligations	6.8
99.4

† Based on net assets.

See notes to financial statements.

4

BNY Mellon National Municipal Money Market Fund
Short-Term Investments - 100.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.5%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.26	3/7/2022	2,800,000	[a]	2,800,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	0.26	3/7/2022	10,000,000	[a]	10,000,000
				12,800,000
Arizona - 1.4%
Casa Grande Industrial Development Authority, Revenue Bonds, Refunding (Center Park Apartments Project) (LOC; FNMA) Ser. A	0.25	3/7/2022	1,210,000	[a]	1,210,000
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2022	0.26	3/7/2022	1,265,000	[a,b,c]	1,265,000
Tender Option Bond Trust Receipts (Series 2019-XG0231), (Illinois Finance Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2054	0.28	3/7/2022	2,665,000	[a,b,c]	2,665,000
				5,140,000
California - 7.5%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds (The Grauer Foundation for Education Project) (LOC; Comerica Bank)	0.25	3/7/2022	1,600,000	[a]	1,600,000
California Infrastructure & Economic Development Bank, Revenue Bonds (Society for the Blind Project) (LOC; U.S. Bank NA)	0.25	3/7/2022	1,660,000	[a]	1,660,000
Los Angeles Department of Airports, CP, Ser. A1	0.20	5/17/2022	5,584,000		5,580,468
Sacramento County Housing Authority, Revenue Bonds, Refunding (LOC; FNMA) Ser. D	0.26	3/7/2022	8,000,000	[a]	8,000,000
Tender Option Bond Trust Receipts (Series 2017-XF0578), (Pittsburgh Unified School District, GO, Refunding (Liquidity Agreement; TD Bank NA)), Trust Maturity Date 8/1/2044	0.25	3/7/2022	2,810,000	[a,b,c]	2,810,000
Tender Option Bond Trust Receipts (Series 2019-XF2830), (Golden Finance Authority California, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC)), Trust Maturity Date 10/1/2034	0.37	3/7/2022	3,465,000	[a,b,c]	3,465,000
Tender Option Bond Trust Receipts (Series 2020-YX1142), (Transbay Joint Powers Authority, Tax Allocation Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 10/1/2049	0.25	3/7/2022	4,055,000	[a,b,c]	4,055,000
				27,170,468
Colorado - 1.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (LOC; Wells Forgo Bank NA)	0.30	3/7/2022	770,000	[a]	770,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (The Presentation School) (LOC; Union Bank)	0.25	3/7/2022	5,750,000	[a]	5,750,000
				6,520,000
Florida - 14.7%
Collier County Industrial Development Authority, Revenue Bonds (Redlands Christian Migrant Association) (LOC; Bank of America NA)	0.25	3/7/2022	1,325,000	[a]	1,325,000
Florida Development Finance Corp., Revenue Bonds (Center Court Properties Project) (LOC; Wells Fargo Bank NA)	0.26	3/7/2022	1,090,000	[a]	1,090,000
Florida Housing Finance Agency, Revenue Bonds (LOC; Northern Trust Company)	0.24	3/7/2022	5,000,000	[a]	5,000,000
Florida Housing Finance Corp., Revenue Bonds (LOC; Truist Bank) Ser. K1	0.25	3/7/2022	1,000,000	[a]	1,000,000
Hillsborough County, Revenue Bonds (MOSI-IBHS Project) (LOC; Truist Bank) Ser. B	0.27	3/7/2022	35,000	[a]	35,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 14.7% (continued)
Kissimmee Utilities Authority, CP, Ser. 2000B	0.12	4/1/2022	15,000,000		14,997,017
Palm Beach County, Revenue Bonds, Refunding (The Henry Morrison Flagler Project) (LOC; Northern Trust Company)	0.25	3/7/2022	1,975,000	[a]	1,975,000
Pinellas County Health Facilities Authority, Revenue Bonds (Hospice of the Florida Suncoast Project) (LOC; Wells Fargo Bank NA)	0.25	3/7/2022	1,605,000	[a]	1,605,000
Sarasota County, Revenue Bonds (Planned Parenthood Project) (LOC; BMO Harris Bank NA)	0.26	3/7/2022	5,230,000	[a]	5,230,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	0.11	3/1/2022	7,200,000	[a]	7,200,000
Sunshine Government Financing Commission, CP, Ser. H	0.13	4/14/2022	7,000,000		7,000,000
Tender Option Bond Trust Receipts (Series 2021-XL0198), (Florida Broward County Tourist Development, Revenue Bonds (Convention Center Expansion Project) (Liquidity Agreement; Morgan Standly)), Trust Maturity Date 9/1/2047	0.24	3/7/2022	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds (Convention Center Expansion Project) (Liquidity Agreement; Morgan Standly)), Trust Maturity Date 9/1/2047	0.24	3/7/2022	2,250,000	[a,b,c]	2,250,000
				53,707,017
Georgia - 5.5%
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E-107	0.25	3/7/2022	13,550,000	[a,b]	13,550,000
Tender Option Bond Trust Receipts (Series 2018-XF0708), (Bryan County School District, GO (Insured; State Aid Withholding) (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 8/1/2024	0.28	3/7/2022	3,200,000	[a,b,c]	3,200,000
Tender Option Bond Trust Receipts (Series 2022-XF2966), (Columbia County Development Authority, Revenue Bonds (Sail Project) Ser. B), Trust Maturity Date 12/15/2044	0.37	3/7/2022	3,330,000	[a,b,c]	3,330,000
				20,080,000
Illinois - 2.9%
Illinois Educational Facilities Authority, Revenue Bonds (The Chicago Zoological Society) (LOC; Northern Trust Company) Ser. B	0.25	3/7/2022	520,000	[a]	520,000
Illinois Finance Authority, Revenue Bonds (Everest Academy of Lemont Project) (LOC; First Midwest Bank NA)	0.30	3/7/2022	4,260,000	[a]	4,260,000
Illinois Finance Authority, Revenue Bonds (The University of Chicago Medical Center Obligated Group) (LOC; Sumitomo Mitsui Banking) Ser. B	0.25	3/7/2022	3,150,000	[a]	3,150,000
Illinois Finance Authority, Revenue Bonds, Refunding (Community Action Partnership of Lake County) (LOC; BMO Harris Bank NA) Ser. A	0.28	3/7/2022	2,745,000	[a]	2,745,000
				10,675,000
Indiana - 5.7%
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.10	3/1/2022	10,685,000	[a]	10,685,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.09	3/1/2022	6,000,000	[a]	6,000,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.09	3/1/2022	3,925,000	[a]	3,925,000
				20,610,000

6

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Kentucky - 2.2%
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corp., Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	0.27	3/7/2022	7,880,000	[a,b,c]	7,880,000
Louisiana - 2.5%
Tender Option Bond Trust Receipts (Series 2020-XF1202), (Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Project) (Liquidity Agreement; Toronto-Dominion Bank & LOC; Toronto-Dominion Bank)), Trust Maturity Date 5/15/2049	0.25	3/7/2022	9,005,000	[a,b,c]	9,005,000
Maryland - 1.6%
Maryland Economic Development Corp., Revenue Bonds (Prologue Project) (LOC; Bank of America NA)	0.24	3/7/2022	1,610,000	[a]	1,610,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.27	3/7/2022	4,325,000	[a,b]	4,325,000
				5,935,000
Massachusetts - 6.0%
Boston Water & Sewer Commission, CP, Ser. A	0.11	3/8/2022	5,000,000		5,000,000
Massachusetts Hefa Partners Healthcare, CP, Ser. H1	0.16	5/5/2022	3,000,000		2,998,708
Massachusetts Hefa Partners Healthcare, CP, Ser. H2	0.14	5/10/2022	14,040,000		14,030,999
				22,029,707
Michigan - 1.6%
Tender Option Bond Trust Receipts (Series 2020-XF1203), (Michigan Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 5/1/2028	0.25	3/7/2022	3,780,000	[a,b,c]	3,780,000
Tender Option Bond Trust Receipts (Series 2021-XM0934), (Michigan Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2028	0.25	3/7/2022	2,000,000	[a,b,c]	2,000,000
				5,780,000
Minnesota - 1.5%
Minneapolis, Revenue Bonds, Refunding (Fairview Health Services Obligated Group) (LOC; Wells Fargo Bank NA) Ser. C	0.09	3/1/2022	5,200,000	[a]	5,200,000
St. Paul Housing & Redevelopment Authority, Revenue Bonds (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	0.34	3/7/2022	210,000	[a]	210,000
				5,410,000
Missouri - 3.3%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.25	3/7/2022	12,000,000	[a,b]	12,000,000
New Jersey - .2%
New Jersey Economic Development Authority, Revenue Bonds (Pennington Montessori School Project) (LOC; Wells Fargo Bank NA)	0.30	3/7/2022	220,000	[a]	220,000
New Jersey Economic Development Authority, Revenue Bonds (Somerset Hills YMCA Project) (LOC; TD Bank NA)	0.25	3/7/2022	460,000	[a]	460,000
				680,000
New York - 2.4%
Oneida County Industrial Development Agency, Revenue Bonds (Mohawk Valley Community College) (LOC; M&T Bank) Ser. A	0.27	3/7/2022	1,320,000	[a]	1,320,000
Oswego County Industrial Development Agency, Revenue Bonds (OH Properties Project) (LOC; M&T Bank) Ser. A	0.35	3/7/2022	355,000	[a]	355,000

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 2.4% (continued)
The Erie County Industrial Development Agency, Revenue Bonds (Canisius High School) (LOC; M&T Bank)	0.27	3/7/2022	7,160,000	[a]	7,160,000
				8,835,000
North Carolina - .7%
North Carolina Capital Facilities Finance Agency, Revenue Bonds, Refunding (Rocky Mount Preparatory School) (LOC; Truist Bank)	0.27	3/7/2022	2,560,000	[a]	2,560,000
Ohio - 1.5%
Hamilton County, Revenue Bonds (Beechwood Home Project) (LOC; PNC Bank NA)	0.29	3/3/2022	150,000	[a]	150,000
Hamilton County, Revenue Bonds (Boys/Girls Clubs of Greater Cincinnati Project) (LOC; PNC Bank NA)	0.29	3/7/2022	1,025,000	[a]	1,025,000
Port of Greater Cincinnati Development Authority, Revenue Bonds (Cincinnati Zoo Project) (LOC; U.S. Bank NA)	0.30	3/7/2022	140,000	[a]	140,000
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America)), Trust Maturity Date 12/1/2044	0.30	3/7/2022	4,255,000	[a,b,c]	4,255,000
				5,570,000
Pennsylvania - 3.0%
Lancaster County Hospital Authority, Revenue Bonds (Quarryville Presbyterian Retirement Community) (LOC; M&T Bank)	0.25	3/7/2022	4,600,000	[a]	4,600,000
Montgomery County Industrial Development Authority, Revenue Bonds (Girl Scouts of Eastern Pennsylvania) (LOC; TD Bank NA)	0.30	3/7/2022	495,000	[a]	495,000
Tender Option Bond Trust Receipts (Series 2018-XL0061), (Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 11/1/2025	0.28	3/7/2022	4,490,000	[a,b,c]	4,490,000
York Redevelopment Authority, Revenue Bonds (LOC; M&T Bank)	0.27	3/7/2022	1,440,000	[a]	1,440,000
				11,025,000
South Carolina - .9%
North Charleston, Revenue Bonds, Refunding	0.25	3/7/2022	1,625,000	[a]	1,625,000
North Charleston, Tax Allocation Bonds (Charleston Naval Complex)	0.25	3/7/2022	1,420,000	[a]	1,420,000
South Carolina Educational Facilities Authority, Revenue Bonds (Spartanburg Methodist College) (LOC; Truist Bank)	0.27	3/7/2022	160,000	[a]	160,000
				3,205,000
Tennessee - 12.7%
Hawkins County Industrial Development Board, Revenue Bonds, Refunding (Leggett & Platt Project) (LOC; Wachovia Bank NA) Ser. B	0.35	3/7/2022	1,750,000	[a]	1,750,000
Metropolitan Government Nashville & Davidson County, CP, Ser. 2021	0.12	3/7/2022	4,200,000		4,200,000
Metropolitan Government Nashville & Davidson County, CP, Ser. 2022	0.20	5/11/2022	15,000,000		15,000,000
Tender Option Bond Trust Receipts (Series 2018-XL0062), (Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Revenue Bonds (Liquidity Agreement; Citibank NA & LOC; Citibank NA)), Trust Maturity Date 7/1/2024	0.25	3/7/2022	4,420,000	[a,b,c]	4,420,000
The Blount County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) (LOC; Truist Bank) Ser. E-7A	0.27	3/7/2022	4,990,000	[a]	4,990,000

8

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 12.7% (continued)
The Blount County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C-1A	0.27	3/7/2022	2,295,000	[a]	2,295,000
The Blount County Public Building Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) (LOC; Truist Bank) Ser. 6A	0.27	3/7/2022	4,650,000	[a]	4,650,000
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. 6-A1	0.27	3/7/2022	4,125,000	[a]	4,125,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. V-B1	0.27	3/7/2022	5,025,000	[a]	5,025,000
				46,455,000
Texas - 8.5%
Dallas Texas Waterworks & Sewer System, CP, Ser. G	0.17	4/12/2022	4,900,000		4,900,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	0.17	3/22/2022	2,500,000		2,500,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	0.21	3/21/2022	4,715,000		4,714,511
Houston Texas, GO, Ser. G2	0.25	4/4/2022	9,000,000		8,999,126
Lower Colorado River Authority, CP	0.22	3/23/2022	2,500,000		2,500,000
North East Independent School District, CP, Ser. A	0.16	3/16/2022	5,000,000		5,000,000
San Antonio Texas Water & Sewer System, CP, Ser. A1	0.37	3/29/2022	2,500,000		2,500,000
				31,113,637
Utah - .1%
Salt Lake County, Revenue Bonds (Community Foundation Disabled Project)	0.35	3/7/2022	200,000	[a]	200,000
Vermont - .0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (LOC; People's United Bank) Ser. 1	0.84	3/7/2022	100,000	[a]	100,000
Virginia - 4.0%
Alexandria Industrial Development Authority, Revenue Bonds (Young Men's Christian Association of Metuchen) (LOC; First National Bank of MD)	0.26	3/7/2022	560,000	[a]	560,000
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	0.27	3/7/2022	365,000	[a]	365,000
Virginia College Building Authority, Revenue Bonds, Refunding (University of Richmond Project)	0.10	3/1/2022	13,645,000	[a]	13,645,000
				14,570,000
West Virginia - .7%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital) (LOC; Truist Bank) Ser. A	0.27	3/7/2022	1,450,000	[a]	1,450,000
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital) (LOC; Truist Bank) Ser. B	0.27	3/7/2022	1,060,000	[a]	1,060,000
				2,510,000
Wisconsin - 4.4%
Kimberly, Revenue Bonds (Fox Cities YMCA Project) (LOC; Marshall & Ilsley Trust)	0.30	3/7/2022	130,000	[a]	130,000
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2024	0.27	3/7/2022	3,600,000	[a,b,c]	3,600,000

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 100.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 4.4% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2831), (Golden State Financial Authority, Revenue Bonds (Vineyard Gardens Apartments Project, Ser. B1)), Trust Maturity Date 7/1/2029	0.37	3/7/2022	1,795,000 [a,b,c]	1,795,000
Tender Option Bond Trust Receipts (Series 2020-XF2889), (Wisconsin Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2039	0.42	3/7/2022	8,345,000 [a,b,c]	8,345,000
Tender Option Bond Trust Receipts (Series 2020-XF2901), (Wisconsin Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 6/15/2035	0.42	3/7/2022	1,980,000 [a,b,c]	1,980,000
			15,850,000
Total Investments (cost $367,415,829)			100.8%	367,415,829
Liabilities, Less Cash and Receivables			(0.8%)	(2,741,979)
Net Assets			100.0%	364,673,850

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities amounted to $109,465,000 or 30.02% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	14.4
Education	14.2
Medical	13.7
Development	13.6
Water	10.7
Nursing Homes	8.3
Power	7.8
Multifamily Housing	6.1
Facilities	5.2
Transportation	3.5
School District	1.7
General Obligation	1.6
100.8

† Based on net assets.

See notes to financial statements.

10

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

11

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	BNY Mellon Government Money Market Fund		BNY Mellon National Municipal Money Market Fund
Assets ($):
Investments in securities—See Statements of Investments†	435,949,937	††	367,415,829
Cash	2,630,863		-
Interest receivable	17,935		87,080
Prepaid expenses	23,974		23,612
	438,622,709		367,526,521
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)	31,374		50,604
Cash overdraft due to Custodian	-		951,073
Trustees’ fees and expenses payable	12,167		9,083
Payable for investment securities purchased	-		1,795,055
Other accrued expenses	33,325		46,856
	76,866		2,852,671
Net Assets ($)	438,545,843		364,673,850
Composition of Net Assets ($):
Paid-in capital	438,550,770		364,667,775
Total distributable earnings (loss)	(4,927)		6,075
Net Assets ($)	438,545,843		364,673,850
† Investments at cost ($)	435,949,937		367,415,829
†† Value of repurchase agreements—Note 1(b) ($)	253,000,000		-
Net Asset Value Per Share
Class M
Net Assets ($)	426,809,847		364,618,552
Shares Outstanding	426,817,365		364,957,565
Net Asset Value Per Share ($)	1.00		1.00
Investor Shares
Net Assets ($)	11,735,996		55,298
Shares Outstanding	11,736,199		55,348
Net Asset Value Per Share ($)	1.00		1.00

See notes to financial statements.

12

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

	BNY Mellon Government Money Market Fund	BNY Mellon National Municipal Money Market Fund
Investment Income ($):
Interest Income	165,332	202,836
Expenses:
Investment advisory fee—Note 2(a)	294,185	240,966
Administration fee—Note 2(a)	242,897	199,042
Professional fees	20,528	21,211
Registration fees	16,040	16,195
Shareholder servicing costs—Note 2(b)	15,391	74
Trustees’ fees and expenses—Note 2(c)	10,626	6,460
Chief Compliance Officer fees—Note 2(b)	7,254	7,254
Custodian fees—Note 2(b)	6,611	4,954
Prospectus and shareholders’ reports	4,765	5,055
Miscellaneous	6,044	12,253
Total Expenses	624,341	513,464
Less—reduction in expenses due to undertakings—Note 2(a)	(478,626)	(326,487)
Less—reduction in fees due to earnings credits—Note 2(b)	-	(236)
Net Expenses	145,715	186,741
Net Investment Income	19,617	16,095
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	-	8,039
Net Increase in Net Assets Resulting from Operations	19,617	24,134

See notes to financial statements.

13

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Government Money Market Fund		BNY Mellon National Municipal Money Market Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	19,617	49,086	16,095	40,038
Net realized gain (loss) on investments	-	-	8,039	44,771
Net Increase (Decrease) in Net Assets Resulting from Operations	19,617	49,086	24,134	84,809
Distributions ($):
Distributions to shareholders:
Class M	(19,002)	(47,658)	(32,608)	(40,031)
Investor Shares	(615)	(1,428)	(7)	(7)
Total Distributions	(19,617)	(49,086)	(32,615)	(40,038)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class M	307,026,747	731,946,068	334,451,218	957,671,421
Investor Shares	8,607,396	22,217,408	-	-
Distributions reinvested
Investor Shares	613	1,408	2	3
Cost of shares redeemed:
Class M	(236,913,152)	(867,249,064)	(290,941,036)	(997,957,559)
Investor Shares	(8,825,611)	(25,239,275)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	69,895,993	(138,323,455)	43,510,184	(40,286,135)
Total Increase (Decrease) in Net Assets	69,895,993	(138,323,455)	43,501,703	(40,241,364)
Net Assets ($):
Beginning of Period	368,649,850	506,973,305	321,172,147	361,413,511
End of Period	438,545,843	368,649,850	364,673,850	321,172,147

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Six Months Ended	Class M Shares
	February 28, 2022	Year Ended August 31,
BNY Mellon Government Money Market Fund	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[a]	.000[a]	.008	.020	.012	.004
Distributions:
Dividends from net investment income	(.000)[a]	(.000)[a]	(.008)	(.020)	(.012)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.84	2.06	1.24	.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.31	.30	.30	.31
Ratio of net expenses to average net assets	.07[c]	.11	.29	.30	.30	.31
Ratio of net investment income to average net assets	.01[c]	.01	.90	2.05	1.23	.36
Net Assets, end of period ($ x 1,000)	426,810	356,696	491,999	812,993	774,733	695,342

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	February 28, 2022	Year Ended August 31,
BNY Mellon Government Money Market Fund	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[a]	.000[a]	.007	.018	.010	.002
Distributions:
Dividends from net investment income	(.000)[a]	(.000)[a]	(.007)	(.018)	(.010)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.68	1.80	.98	.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[c]	.56	.56	.55	.55	.56
Ratio of net expenses to average net assets	.07[c]	.11	.46	.55	.55	.52
Ratio of net investment income to average net assets	.01[c]	.01	.70	1.79	.94	.20
Net Assets, end of period ($ x 1,000)	11,736	11,954	14,974	17,152	16,904	20,368

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

16

	Six Months Ended	Class M Shares
	February 28, 2022	Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[a]	.000[a]	.007	.013	.009	.004
Distributions:
Dividends from net investment income	(.000)[a]	(.000)[a]	(.007)	(.013)	(.009)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.72	1.31	.93	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32[c]	.32	.31	.30	.30	.31
Ratio of net expenses to average net assets	.12[c]	.13	.29	.30	.30	.31
Ratio of net investment income to average net assets	.01[c]	.01	.80	1.30	.93	.44
Net Assets, end of period ($ x 1,000)	364,619	321,117	361,358	790,984	763,521	621,435

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	February 28, 2022	Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[a]	.000[a]	.006	.011	.007	.002
Distributions:
Dividends from net investment income	(.000)[a]	(.000)[a]	(.006)	(.011)	(.007)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.56	1.06	.68	.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[c]	.57	.56	.55	.55	.57
Ratio of net expenses to average net assets	.11[c]	.13	.44	.55	.55	.57
Ratio of net investment income to average net assets	.02[c]	.01	.55	1.10	.69	.12
Net Assets, end of period ($ x 1,000)	55	55	55	55	55	40

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-one series, including the following diversified funds: BNY Mellon Government Money Market Fund and BNY Mellon National Municipal Money Market Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Government Money Market Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon National Municipal Money Market Fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser. BNY Mellon, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). BNY Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY Mellon pays the Adviser for performing certain administrative services. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a constant net asset value (NAV) per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a constant NAV per share of $1.00.

BNY Mellon National Municipal Money Market Fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act, and, such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. BNY Mellon Government Money Market Fund is a “government money market fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the fund’s weekly liquid assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At February 28, 2022, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

BNY Mellon Government Money Market Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly.

20

Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of BNY Mellon Government Money Market Fund to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of BNY Mellon National Municipal Money Market Fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

BNY Mellon Government Money Market Fund has an unused capital loss carryover of $4,927 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2021. The fund has $222 of short-term capital losses and $4,705 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended August 31, 2021 was all ordinary income for BNY Mellon Government Money Market Fund and for BNY Mellon National Municipal Money Market Fund was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2022, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: 0.15% of BNY Mellon Government Money Market Fund and 0.15% of BNY Mellon National Municipal Money Market Fund.

Pursuant to the Administration Agreement, BNY Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    0.15%

$6 billion up to $12 billion   0.12%

In excess of $12 billion    0.10%

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 1 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended February 28, 2022.

Table 1 —Expense Reductions

BNY Mellon Government Money Market Fund	$478,626
BNY Mellon National Municipal Money Market Fund	326,487

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of 0.25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 2 summarizes the amounts Investor shares were charged during the period ended February 28, 2022, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 2 —Shareholder Services Plan Fees

BNY Mellon Government Money Market Fund	$15,380
BNY Mellon National Municipal Money Market Fund	69

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

BNY Mellon Government Money Market Fund has an arrangement with the custodian whereby BNY Mellon Government Money Market Fund will receive interest income or be charged an overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

BNY Mellon National Municipal Money Market Fund has an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. For financial reporting purposes, the funds includes net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing cash management services inclusive of earnings credits, if any, for the funds. The transfer agency fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY Mellon pays each fund’s transfer agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. Table 3 summarizes the amount each fund was charged during the period ended February 28, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

Table 3—Transfer Agency Agreement Fees ($)

BNY Mellon Government Money Market Fund	$7
BNY Mellon National Municipal Money Market Fund	3

Each fund compensates BNY Mellon under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 4 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 4.

Table 4—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
BNY Mellon Government Money Market Fund	6,611	-
BNY Mellon National Municipal Money Market Fund	4,954	(236)

22

Each fund compensates BNY Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 5 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 5 —BNY Mellon Cash Management Fees

BNY Mellon Government Money Market Fund	$4
BNY Mellon National Municipal Money Market Fund	2

During the period ended February 28, 2022, each fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 6 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

BNY Mellon National Municipal Money Market Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended February 28, 2022, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $156,550,000 and $137,315,000, respectively.

Table 6—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Investment Advisory Fees ($)	Administration Fees ($)	Shareholder Services plan Fees ($)	Custodian Fees ($)	Transfer Agency Fees ($)	Chief Compliance Officer Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Government Money Market Fund	48,885	40,779	2,325	5,472	2	6,045	(72,134)
BNY Mellon National Municipal Money Market Fund	44,206	36,876	11	7,196	-	6,045	(43,730)

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For More Information

The BNY Mellon Funds

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Administrator

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Sub-Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:
BNY Mellon Government Money Market Fund	Class M: MLMXX	Investor: MLOXX
BNY Mellon National Municipal Money Market Fund	Class M: MOMXX	Investor: MNTXX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services. Individual Account holders, please call BNY Mellon Investment Advisers at 1-800-373-9387.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund will disclose daily, on www.bnymellonim.com/us, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http:// www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation	MFTSA0222-MM

The BNY Mellon Funds

BNY Mellon National Intermediate Municipal Bond Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

BNY Mellon Municipal Opportunities Fund

SEMIANNUAL REPORT February 28, 2022

Contents

T H E F U N D S

F O R M O R E I N F O R M AT I O N

Back Cover

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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by John F. Flahive and Mary Collette O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon National Intermediate Municipal Bond Fund’s (the “fund”) Class M shares produced a total return of −3.56%, and Investor shares produced a total return of −3.76%.1 In comparison, the fund’s benchmark, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of −3.21% and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of −3.16% for the same period.2,3,4

Intermediate municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of credit, geographic and sector allocations.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit, Geographic and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of slightly negative relative returns in several areas. From a credit quality perspective, the fund generally held overweight exposure to lower-quality BBB and A rated credits, a position that detracted from relative performance during the flight to quality that characterized the latter part of the period. However, issue-specific effects within various credit baskets had a more substantial impact on relative performance, with the fund’s A rated holdings notably undermining performance. In terms of geographic exposure, overweight positions and duration effects significantly undermined returns in New York and New Jersey holdings. Among municipal bond sectors, a mixture of allocation and duration effects weakened returns, most notably in the local general obligation, health care and transportation areas. Conversely, the fund saw positive effects from a few geographic positions, including Maryland and Puerto Rico holdings. Investments in the pre-refunded/ETM (escrowed to maturity) sector produced positive returns, as did the fund’s housing exposure, particularly in the multi-family subsector. The fund’s Treasury hedges and cash position also contributed positively to relative performance.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: FactSet. — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

4 Source: Lipper Inc.— The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

5 The fund may continue to own investment grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

For the period from September 1, 2021 through February 28, 2022, as provided by John F. Flahive, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon National Short-Term Municipal Bond Fund’s (the “fund”) Class M shares produced a total return of −1.75%, and Investor shares produced a total return of −1.87%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Short Index2 (the “Index”), produced a total return of −1.50% and the fund’s former benchmark, the S&P Municipal Bond Short Index, produced a total return of −1.46% for the same period.3,4

Short-term municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the mildly negative impact of credit, geographic and sector allocations.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc.5 Generally, the average effective portfolio maturity and the average effective portfolio duration of the fund’s portfolio will be less than three years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit, Geographic and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of slightly negative relative returns in several areas. From a credit quality perspective, the fund generally held overweight exposure to lower-quality BBB and A rated credits, a position that detracted from relative performance during the flight to quality that characterized the latter part of the period. However, income-related effects within various credit baskets had a more substantial impact on relative performance, with the fund’s A rated holdings notably undermining performance. Among municipal bond sectors, a mixture of duration and issue effects weakened returns in the single-family housing area, and to a lesser extent in the utility sector. Conversely, the fund saw positive effects from investments in the tax-supported local general obligation, higher education, hospital and other subsectors.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while limiting the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: FactSet — The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard &Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 The S&P Municipal Bond Investment Grade Short Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond Investment Grade Short Index has been calculated for a 10-year period.

4 Source: Lipper Inc. — The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the rebalancing date. Investors cannot invest directly in any index.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal bonds may be subject to state and local taxes. Capital gains, if any, are taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2021 through February 28, 2022, as provided by Gregory J. Conant and Mary Collette O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund’s (the “fund”) Class M shares produced a total return of −3.31%, and Investor shares produced a total return of −3.44%.1 In comparison, the fund’s benchmark, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of −3.21%, and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of −3.16% for the same period. 2,3,4

Intermediate municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of credit and sector positions.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of slightly negative relative returns in several areas. From a credit quality perspective, the fund generally held overweight exposure to lower-quality AA rated credits, a position that detracted from relative performance during the flight to quality that characterized the latter part of the period. However, duration and issue selection effects within various credit baskets had a more substantial impact on relative performance. Specifically, the relatively long duration of the fund’s A rated holdings undermined performance compared to the Index, while the relatively short duration of the fund’s BB rated holdings contributed positively. Issue-related effects among the fund’s AA rated holdings also bolstered relative returns. In terms of sector exposure, allocation, issue and duration effects weakened returns most notably in education, particularly higher education, as well as health care, tobacco, and to a slight degree utility. Conversely, the fund saw significantly positive effects from positions in pre-refunded/ETM (escrowed to maturity), IDR/PCR (industrial development revenue/pollution control revenue), general local obligations, dedicated tax, housing and transportation. From an overall duration perspective, the fund maintained a slightly shorter average duration than the Index, which proved accretive to relative performance. The fund’s Treasury hedges and cash position also contributed marginally to relative returns.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: FactSet — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of three years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Unlike a mutual fund, the index is not subject to charges, fees and other expenses and is not limited to investments principally in Pennsylvania municipal obligations. Investors cannot invest directly in any index.

3 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

4  Source: Lipper Inc.— The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal income may be subject to state and local taxes. Capital gains, if any, are fully taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

For the period from September 1, 2021 through February 28, 2022, as provided by Mary Collette O’Brien and Stephen J. O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s (the “fund”) Class M shares produced a total return of −3.31%, and Investor shares produced a total return of −3.36%.1 In comparison, the fund’s benchmark, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of −3.21%, and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of −3.16% for the same period. 2,3,4

Intermediate municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of credit and sector positions.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the BNY Mellon Investment Adviser, Inc.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of slightly negative relative returns in several areas. From a credit quality perspective, the fund held overweight exposure to BBB rated credits, an allocation that detracted from relative performance during the flight to quality characterizing the latter part of the period. However, duration and issue selection effects within various credit baskets also had an impact on relative performance. Specifically, issue-related effects and the relatively long duration associated with the fund’s AA rated holdings detracted from relative returns. Meanwhile, the relatively short duration of the fund’s BBB rated holdings contributed positively. In terms of sector exposure, combinations of allocation, issue and duration effects weakened returns most notably in the tax-supported area of local general obligation bonds, with lesser negative effects in the state general obligation, dedicated tax and appropriation areas. Other sectors detracting from relative performance included tobacco and utilities. Conversely, the fund saw significant positive effects from positions in the higher education, transportation, and IDR/PCR (industrial development revenue/pollution control revenue) sectors. From an overall duration perspective, the fund maintained a slightly shorter average duration than the Index, which proved mildly additive to relative performance. The fund’s Treasury hedges and small cash position also contributed positively to relative returns.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: FactSet — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

4  Source: Lipper Inc. — The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2021 through February 28, 2022, as provided by John F. Flahive and Gregory J. Conant, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon New York Intermediate Tax-Exempt Bond Fund’s (the “fund”) Class M shares produced a total return of −3.47%, and Investor shares produced a total return of −3.68%.1 In comparison, the fund’s benchmark, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of −3.21%, and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of −3.16% for the same period. 2,3,4

Intermediate municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of credit and sector positions.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal, New York State and New York City income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York State and New York City personal income taxes. These municipal bonds include those issued by New York State and New York City, as well as those issued by U.S. territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities. Generally, the fund’s average effective portfolio maturity will be between three and ten years.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of slightly negative relative returns in several areas. From a credit quality perspective, the fund generally held overweight exposure to lower-quality BBB and A rated credits, a position that detracted from relative performance during the flight to quality that characterized the latter part of the period. However, duration effects within various credit baskets had a more substantial impact on relative performance, with the relatively long duration of the Fund’s AA rated holdings undermining performance compared to the Index, while the relatively short duration of the fund’s A rated holdings contributed positively. In terms of sector exposure, allocation, issue and duration effects weakened returns most notably in the tax-supported areas of state general obligation, local general obligation and dedicated tax. Other sectors detracting from relative performance included education, health care, tobacco, utility, and IDR/PCR (industrial development revenue/pollution control revenue). Conversely, the fund saw significantly positive effects from positions in housing, particularly in the multi-family subsector, as well as the pre-refunded/ETM (escrowed to maturity) and transportation sectors. From a duration perspective, the fund maintained a slightly shorter average duration than the Index, which proved mildly accretive to relative performance. The fund’s Treasury hedges and cash position also contributed positively to relative returns.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while dampening the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower
2 Source: FactSet — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

4 Source: Lipper Inc.— The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

For the period from September 1, 2021 through February 28, 2022, as provided by John F. Flahive, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Municipal Opportunities Fund’s (the “fund”) Class M shares produced a total return of −3.65%, and Investor shares produced a total return of −3.77%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Municipal Bond Index (the “Index”), produced a total return of −3.09% for the same period.2

Municipal bond prices declined over the six months under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to the negative impact of credit, geographic and sector allocations.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated, fixed-income securities that provide income exempt from federal income tax (municipal bonds). Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specific securities. While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated, foreign-debt securities, such as Brady bonds and sovereign-debt obligations.

We seek to deliver value-added, excess returns (“alpha”) by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market. Although the fund seeks to be diversified by geography and sector, it may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds and Treasury Inflation-Protected Securities (TIPS) performed relatively well, as both asset classes offer a degree of protection from rising interest rates. Municipal bonds generally mirrored the declines in other fixed-income sectors, although state and local governments continued to benefit from rebounding tax revenues and federal fiscal support. Not surprisingly, given the pressure on bond prices, short-duration instruments tended to outperform their longer-duration counterparts. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s prevailing risk-off sentiment.

Credit, Geographic and Sector Factors Detract

The fund’s performance lagged the Index due to the cumulative effect of mildly negative relative returns in several areas. From a credit quality perspective, the fund generally held overweight exposure to lower-quality BBB and A rated credits, a position that detracted from relative performance during the flight to quality that characterized the latter part of the period. However, duration and issue selection effects within various credit baskets had a more substantial impact on relative performance. Specifically, the relatively long duration of the fund’s AA rated holdings significantly undermined performance compared to the Index, an effect only partly mitigated by relatively strong, issue-specific performance. In terms of geographic exposure, the fund’s California position detracted notably from relative returns, due primarily to long duration, as well as overweight exposure and issue-related effects. The fund’s New York position underperformed to a lesser degree, followed by holdings in Pennsylvania and New Jersey. On the other hand, holdings in Puerto Rico enhanced the fund’s performance, largely due to issue-related effects. The fund’s hedging activities, using futures to insulate performance against the risk of rising interest rates, also contributed positively to relative performance, as did the fund’s cash position.

Positioned for Rising Rates

Despite the widening of spreads seen during the period, we expect this trend to moderate over time. Although risks associated with increasing inflation and geopolitical conflict are clearly present, in our opinion, underlying U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, robust consumer demand and positive employment numbers, all of which bode well for state and local tax revenues. Accordingly, we continue to take a cautious investment approach, seeking to enhance yield while hedging to control the fund’s interest-rate sensitivity.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the USD denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.44	$3.65
Ending value (after expenses)	$964.40	$962.40
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term Municipal Bond Fund
Expenses paid per $1,000†	$2.16	$3.39
Ending value (after expenses)	$982.50	$981.30
Annualized expense ratio (%)	.44	.69
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.88	$4.09
Ending value (after expenses)	$966.90	$965.60
Annualized expense ratio (%)	.59	.84
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.58	$3.80
Ending value (after expenses)	$966.90	$966.40
Annualized expense ratio (%)	.53	.78
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$2.88	$4.09
Ending value (after expenses)	$965.30	$963.20
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal Opportunities Fund
Expenses paid per $1,000†	$3.16	$4.38
Ending value (after expenses)	$963.50	$962.30
Annualized expense ratio (%)	.65	.90
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.51	$3.76
Ending value (after expenses)	$1,022.32	$1,021.08
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term Municipal Bond Fund
Expenses paid per $1,000†	$2.21	$3.46
Ending value (after expenses)	$1,022.61	$1,021.37
Annualized expense ratio (%)	.44	.69
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.96	$4.21
Ending value (after expenses)	$1,021.87	$1,020.63
Annualized expense ratio (%)	.59	.84
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.66	$3.91
Ending value (after expenses)	$1,022.17	$1,020.93
Annualized expense ratio (%)	.53	.78
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$2.96	$4.21
Ending value (after expenses)	$1,021.87	$1,020.63
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal Opportunities Fund
Expenses paid per $1,000†	$3.26	$4.51
Ending value (after expenses)	$1,021.57	$1,020.33
Annualized expense ratio (%)	.65	.90
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7%
Alabama - .6%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000		5,547,696
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 1) Ser. A	4.00	10/1/2028	10,000,000	[a]	11,005,790
				16,553,486
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	3.00	6/1/2051	5,000,000		5,197,765
Arizona - 2.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		2,144,645
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000		1,021,409
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,202,837
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000		1,086,848
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000		647,416
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000		516,136
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000		654,080
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000		975,270
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000		594,812
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		820,993
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		843,799
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		798,071
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		11,500,487
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000		5,782,891
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000		7,146,622
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000		5,996,294
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000		5,264,495
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000		10,571,419
				57,568,524
California - 14.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000		2,343,700
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,685,459
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000		1,822,728
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000		2,589,372
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000		11,077,193
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	10,340,633
California, GO	1.70	2/1/2028	5,000,000		4,827,589
California, GO	5.25	9/1/2029	10,000,000		10,622,408
California, GO	5.25	10/1/2039	5,000,000		5,723,538
California, GO, Refunding	4.00	9/1/2031	10,000,000		11,056,697

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
California - 14.0% (continued)
California, GO, Refunding	5.00	12/1/2023	12,500,000		13,329,557
California, GO, Refunding	5.00	10/1/2029	5,000,000		5,697,712
California, GO, Refunding	5.00	12/1/2023	2,500,000		2,665,912
California, GO, Refunding	5.00	10/1/2025	5,000,000		5,633,643
California, GO, Refunding	5.00	4/1/2031	9,900,000		12,080,427
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	15,000,000	[a]	16,499,484
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	7,500,000	[a]	8,552,040
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		296,169
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		356,379
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		6,118,551
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,217,816
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		7,188,731
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,328,522
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2026	8,275,000	[b]	9,229,142
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		252,530
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		279,950
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		354,476
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		430,202
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		352,329
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		263,810
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2028	470,000	[c]	514,237
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2027	435,000	[c]	470,445
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2031	500,000	[c]	562,859
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2029	425,000	[c]	470,752
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	1,055,000	[c]	1,262,457
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	2,000,000	[c]	2,439,234
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2031	2,000,000	[c]	2,528,525
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2027	2,500,000	[c]	2,931,592
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2029	4,000,000		4,862,382
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	2,280,000	[c]	2,541,417
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	2,500,000	[c]	2,861,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
California - 14.0% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,785,000	[c]	3,347,401
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2031	2,560,000	[c]	3,124,296
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2029	2,400,000	[c]	2,840,371
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2026	3,190,000	[c]	3,572,825
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2027	2,955,000	[c]	3,377,946
Evergreen School District, GO	4.00	8/1/2041	5,000,000		5,330,049
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2028	1,750,000	[c]	1,964,390
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2027	1,185,000	[c]	1,313,484
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2026	1,000,000	[c]	1,092,236
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	9,080,000	[b]	9,531,586
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,000,000		9,342,763
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,500,000	[b]	4,108,742
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	1,000,000	[b]	1,200,325
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	12,215,000	[b]	14,661,965
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	6,775,000	[b]	8,132,199
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		11,301,687
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	3,565,000		3,412,604
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2027	1,750,000	[c]	2,050,122
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2026	1,750,000	[c]	2,007,842
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2029	1,500,000	[c]	1,819,403
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2028	1,625,000	[c]	1,939,048
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2036	4,650,000		5,683,847
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2031	1,620,000		2,000,447
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2032	2,840,000		3,499,537
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project) Ser. A	5.00	5/15/2033	2,055,000		2,529,520
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,370,444
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,697,881
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		10,255,202
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2028	3,300,000	[c]	3,724,997
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2029	3,265,000	[c]	3,732,591
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2026	3,485,000	[c]	3,821,413
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2027	2,745,000	[c]	3,055,707
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[d]	2,986,895
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,264,125

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.7% (continued)
California - 14.0% (continued)
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67 +.55%	0.66	6/1/2034	8,000,000	[e] 7,693,759
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000	7,593,125
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000	4,691,138
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000	5,773,256
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000	5,553,614
Santa Clara Unified School District, GO, Refunding	3.00	7/1/2035	5,000,000	5,197,311
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,447,247
Santa Maria Joint Union High School District, GO	3.00	8/1/2038	1,000,000	1,040,960
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000	3,657,554
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000	1,166,914
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	586,694
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000	12,182,625
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2031	2,000,000	2,555,975
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2029	3,000,000	3,686,225
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2026	2,000,000	2,292,718
				386,875,306
Colorado - 1.5%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	2,435,000	2,577,592
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	3,915,000	4,182,808
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,255,000	4,481,123
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	10,000,000	11,569,448
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,276,569
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,571,629
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000	2,077,342
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,655,415
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,582,273
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2032	1,905,000	2,315,356
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,656,426
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,201,875
				42,147,856
Connecticut - 1.6%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	4,007,064
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,232,390
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,227,359
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,062,868
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000	5,990,870
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2027	3,400,000	3,989,119
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,863,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Connecticut - 1.6% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	[c]	4,423,546
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	6,215,000	[c]	7,605,613
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. M	4.00	7/1/2038	1,045,000		1,164,373
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,110,000		1,161,435
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000		1,423,103
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000		1,432,301
				45,583,885
Delaware - .5%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2031	2,000,000	[c]	2,423,959
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2034	1,180,000	[c]	1,440,415
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2033	1,100,000	[c]	1,349,234
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,551,527
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,069,612
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b]	5,693,496
University of Delaware, Revenue Bonds, Ser. B	0.07	11/1/2034	1,200,000	[f]	1,200,000
				14,728,243
District of Columbia - 1.9%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,516,916
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		6,720,035
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,601,185
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,148,669
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,910,000		18,533,565
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2028	5,505,000		6,366,746
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	0.20	10/1/2039	3,000,000	[f]	3,000,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	3,275,000		3,564,018
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2037	1,650,000		1,819,029
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,381,389
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000		1,100,546
				52,752,098
Florida - 4.7%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000	[a]	5,641,709
Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion)	4.00	9/1/2036	10,240,000		11,774,698
Florida Board of Governors, Revenue Bonds, Refunding	5.00	7/1/2027	815,000		956,779
Florida Board of Governors, Revenue Bonds, Refunding	5.00	7/1/2030	1,660,000		2,070,896
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		9,066,776
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,122,917

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Florida - 4.7% (continued)
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000	[c]	1,295,155
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2028	1,100,000	[c]	1,286,172
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000	[c]	1,533,719
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2027	1,650,000	[c]	1,894,408
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,811,548
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,592,692
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000		11,304,676
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000		3,356,728
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000		5,758,564
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000		5,474,023
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,357,840
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000		3,444,068
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2025	10,000,000	[b]	11,199,448
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		10,825,678
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000		8,733,134
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000		3,175,204
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		95,286
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		6,021,475
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2026	10,095,000		11,165,091
				129,958,684
Georgia - 1.1%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,539,831
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		2,910,220
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		5,819,834
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,350,525
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,848,438
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[g]	6,675
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	11,035,380
				29,510,903
Hawaii - 1.1%
Hawaii Airports System, Revenue Bonds, Ser. A	4.00	7/1/2039	7,975,000		8,927,522
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000		1,711,702
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	8,200,000		10,086,529
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2028	2,000,000	[c]	2,359,954
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2029	1,600,000	[c]	1,923,250
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2026	1,500,000	[c]	1,699,905
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2027	2,000,000	[c]	2,318,645
				29,027,507
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000		461,087
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000		316,577
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000		663,530
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000		613,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Idaho - ..3% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000		499,329
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000		506,362
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[b]	5,054,489
				8,115,025
Illinois - 8.6%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		3,839,038
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		4,115,432
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,821,607
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,318,308
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		9,191,250
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,260,627
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,772,809
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		4,131,876
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,322,814
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,201,482
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000		1,086,591
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000		4,885,785
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000		3,547,177
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000		7,280,584
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000		5,332,980
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000		11,299,950
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000		1,111,286
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	5,240,000		5,788,220
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000		1,066,111
Chicago Park District, GO, Refunding, Ser. E	4.00	1/1/2034	1,760,000		1,946,566
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000		1,095,417
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000		1,813,591
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000		2,050,105
Cook County Community Consolidated School District No. 34 Glenview, GO, Ser. A	3.00	12/1/2036	6,265,000		6,677,754
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000		1,701,148
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000		1,154,733
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000		1,420,122
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		7,129,168
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000		1,876,673
Cook Kane Lake & McHenry Counties Community College District No. 512, GO	4.00	12/15/2031	10,000,000		11,352,037
County Cook Il, GO, Refunding, Ser. B	4.00	11/15/2027	5,700,000		6,378,627
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,782,783

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Illinois - 8.6% (continued)
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000		2,225,361
Illinois, GO	5.50	1/1/2030	1,855,000		2,267,662
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,576,908
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000		10,557,252
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000		3,545,042
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,269,477
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000		2,046,893
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,174,880
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,437,228
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000		6,836,519
Illinois, GO, Ser. A	5.00	3/1/2029	10,120,000		11,891,397
Illinois, GO, Ser. A	5.00	3/1/2031	2,525,000		3,032,240
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,681,923
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		5,046,673
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,549,351
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,387,956
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2030	1,875,000		2,319,038
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000		5,941,407
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,010,000		2,498,567
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		5,284,050
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,417,749
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000		1,388,835
Will Grundy Counties Community College District No. 525, GO, Refunding (Joliet Junior College)	3.00	1/1/2029	9,305,000		9,777,312
				238,906,371
Indiana - 1.6%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds, Refunding	4.00	7/15/2033	1,200,000		1,366,783
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		862,156
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		920,134
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,729,176
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.12	12/1/2039	8,800,000	[f]	8,800,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.10	10/1/2040	3,900,000	[f]	3,900,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.09	11/1/2039	6,100,000	[f]	6,100,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.09	11/1/2039	2,600,000	[f]	2,600,000
Indiana Municipal Power Agency, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. B	0.10	1/1/2042	1,000,000	[f]	1,000,000
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	14,430,000	[a]	16,225,951
				44,504,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Iowa - ..6%
Iowa Finance Authority, Revenue Bonds, Refunding (LOC; JP Morgan Chase Bank NA) Ser. F	0.08	7/1/2041	4,500,000	[f]	4,500,000
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,150,000	[a]	11,426,986
				15,926,986
Kentucky - 2.6%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		2,934,051
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,748,416
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,817,105
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,372,802
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000		8,442,124
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	16,500,000	[a]	17,592,368
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000	[a]	10,813,737
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	8,537,218
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2023	675,000	[b]	710,486
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,724,562
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2032	5,430,000		6,128,564
				72,821,433
Louisiana - .4%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,929,004
Louisiana, GO, Ser. B	4.00	5/1/2034	5,035,000		5,412,259
Louisiana, GO, Ser. B	4.00	5/1/2033	1,770,000		1,903,759
				12,245,022
Maine - .6%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000		5,968,651
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000		2,110,484
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2035	1,100,000	[c]	1,407,320
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2036	1,100,000	[c]	1,405,695
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2037	1,200,000	[c]	1,529,553
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2032	1,000,000	[c]	1,286,074
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2033	2,200,000	[c]	2,823,722
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2034	1,040,000	[c]	1,332,192
				17,863,691
Maryland - 1.2%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000		8,134,263
Howard County Housing Commission, Revenue Bonds, Refunding, Ser. A	1.20	6/1/2027	2,000,000		1,919,038
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	3,180,000		3,377,198
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2029	2,000,000	[c]	2,368,733
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2028	2,250,000	[c]	2,621,648
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2027	2,250,000	[c]	2,575,828

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Maryland - 1.2% (continued)
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	10,988,025
				31,984,733
Massachusetts - .9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,167,370
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,632,939
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		903,234
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		727,993
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		937,609
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		826,895
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,139,645
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,138,850
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,148,939
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,612
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	10,000,000	[b]	10,216,105
				25,221,191
Michigan - 1.6%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.20	10/1/2032	5,200,000	[f]	5,200,000
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,074,705
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,074,943
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,451,816
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000		5,295,032
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000		3,264,422
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000		2,717,331
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000		2,040,263
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000		2,720,351
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	4,839,449
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2036	3,000,000		3,384,116
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2035	2,500,000		2,823,038
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2022	5,000,000	[b]	5,055,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Michigan - 1.6% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2033	925,000		1,159,024
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2031	850,000		1,067,702
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000		738,837
				43,906,149
Minnesota - .3%
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2037	2,725,000		3,136,616
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2036	3,250,000		3,745,400
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	800,000		837,113
				7,719,129
Mississippi - .6%
Mississippi, GO, Ser. C	4.00	10/1/2041	3,500,000		3,938,260
Mississippi, GO, Ser. C	4.00	10/1/2040	4,000,000		4,506,195
Mississippi, GO, Ser. C	4.00	10/1/2039	3,250,000		3,666,163
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000		279,834
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,650,000	[b]	1,821,755
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,000,000	[b]	1,104,094
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,105,000	[b]	1,220,024
				16,536,325
Missouri - 1.7%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000	[c]	2,407,726
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	[c]	2,561,487
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	[c]	2,721,411
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	[c]	2,016,524
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	[c]	1,126,953
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	[c]	1,609,078
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	[c]	1,934,933
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000		2,242,629
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000		3,928,899
Ladue School District, GO	2.00	3/1/2032	5,000,000		4,961,624
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000		7,139,089
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000		15,318,740
				47,969,093

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,930,000		1,992,290
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2031	1,000,000	[c]	1,224,737
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	[c]	576,912
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2028	1,150,000	[c]	1,347,096
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	[c]	1,426,732
				6,567,767
Nebraska - .2%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	5,000,000	[a]	5,377,498
Nevada - 2.0%
Clark County, GO, Ser. B	4.00	11/1/2033	2,750,000		3,192,946
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000		1,264,690
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000		6,160,058
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000		6,030,509
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000		11,999,267
Clark County School District, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	6/15/2027	5,000,000		5,634,685
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000		5,409,247
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2035	10,000,000	[c]	11,893,279
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,600,000		2,752,533
				54,337,214
New Jersey - 6.4%
Fair Lawn, GO	2.00	9/1/2032	1,580,000		1,541,414
Fair Lawn, GO	2.00	9/1/2031	1,315,000		1,298,155
Fair Lawn, GO	2.00	9/1/2029	2,215,000		2,229,995
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000		12,426,018
Morris County, GO	2.00	2/1/2031	4,315,000		4,276,664
New Jersey, GO	5.00	6/1/2027	2,000,000		2,329,192
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000		5,280,750
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2027	2,000,000		2,329,192
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2028	13,840,000		16,449,478
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	5,000,000	[b]	5,063,062
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	5,000,000	[b]	5,063,062
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000		13,477,178
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000		10,620,867
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000		1,101,233
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000		1,184,498
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000		2,603,818
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000		1,855,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
New Jersey - 6.4% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000		1,083,799
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000		1,182,474
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000		1,146,270
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000		2,002,832
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000		4,792,211
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000		5,885,090
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000		2,615,247
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000		11,623,318
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	[c]	3,016,906
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	[c]	2,408,423
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	[c]	2,992,186
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000		1,768,721
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	2,000,000		2,376,186
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	2,000,000		2,366,882
Ocean City, GO, Refunding	3.00	9/15/2031	5,000,000		5,275,607
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2030	1,725,000		2,121,418
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000		1,783,725
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2025	1,225,000		1,356,622
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000		1,926,440
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000		1,942,732
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000		9,153,402
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		13,756,986
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		6,892,100
				178,599,749
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	2,000,000		2,080,221
New York - 15.8%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,815,620
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2029	6,400,000		7,477,263
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		11,584,125

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
New York - 15.8% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		10,061,816
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	[a]	10,756,693
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000		2,751,975
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000		12,197,671
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		11,633,243
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		2,874,781
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		8,237,041
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,813,501
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		11,218,948
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,011,712
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	10/1/2028	10,000,000		11,782,487
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.11	4/1/2038	9,500,000	[f]	9,500,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,445,220
New York City, GO, Refunding, Ser. D	1.40	8/1/2027	5,000,000		4,807,446
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,279,670
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,667,953
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		3,165,140
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,297,600
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,063,966
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		10,528,581
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,417,641
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,600,657
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.11	6/15/2035	12,200,000	[f]	12,200,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	0.11	6/15/2045	7,000,000	[f]	7,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,065,728
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	0.19	6/15/2035	2,700,000	[f]	2,700,000
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	0.08	6/15/2049	1,500,000	[f]	1,500,000
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	5,000,000		5,691,959
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,082,563
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,156,265
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank) Ser. D3	0.11	2/1/2044	3,400,000	[f]	3,400,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.21	11/1/2041	600,000	[f]	600,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
New York - 15.8% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2029	3,540,000		4,373,153
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1	4.00	7/15/2036	5,190,000		5,945,136
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,168,135
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[h]	16,407,908
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[h]	3,781,831
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.45	11/15/2029	5,000,000		4,650,049
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		4,955,589
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		5,862,116
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		8,568,301
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		8,017,397
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000		5,550,349
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,503,243
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	15,000,000		16,502,548
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000		1,022,056
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000		10,284,282
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000		7,069,827
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000		3,280,654
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2038	4,795,000		5,422,053
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	5,500,000		6,235,717
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000		21,212,484
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,668,048
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		2,130,145
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	10,000,000		11,166,887
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000		10,847,877
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	195,000		235,937
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2033	200,000		241,918
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2031	225,000		272,507
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	75,000		88,533
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2030	175,000		209,085
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,250,950
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2026	1,000,000	[c]	1,122,700

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
New York - 15.8% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	1/1/2032	7,300,000	[f]	7,300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[d]	8,326,020
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	5,000,000		5,407,480
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,988,598
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,716,005
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,216,228
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,175,864
				437,564,875
North Carolina - .5%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		4,082,357
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,543,228
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2031	4,000,000	[a]	5,038,544
				13,664,129
Ohio - 2.1%
Akron , Revenue Bonds, Refunding	4.00	12/1/2031	1,650,000	[c]	1,899,980
Akron , Revenue Bonds, Refunding	4.00	12/1/2030	1,800,000	[c]	2,077,886
Akron , Revenue Bonds, Refunding	4.00	12/1/2028	2,140,000	[c]	2,436,039
Allen County Hospital Facilities, Revenue Bonds (Catholic Healthcare) (LOC; Bank of Montreal) Ser. C	0.08	6/1/2034	4,600,000	[f]	4,600,000
Cuyahoga County, Revenue Bonds (BallPark Improvementt Project) Ser. A	4.00	1/1/2034	5,500,000		6,381,126
Cuyahoga County, Revenue Bonds (BallPark Improvementt Project) Ser. A	4.00	1/1/2033	6,800,000		7,927,163
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2032	735,000	[c]	914,243
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2031	700,000	[c]	873,563
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,000,000	[c]	1,241,207
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2033	775,000	[c]	962,993
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2028	515,000	[c]	607,969
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2027	575,000	[c]	665,958
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2030	500,000	[c]	613,873
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2029	545,000	[c]	656,218
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		791,076
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		617,397
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B	5.00	1/1/2029	1,715,000		2,081,263
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B	5.00	1/1/2028	1,500,000		1,782,422
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric)	2.60	10/1/2029	2,500,000	[a]	2,580,894
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		3,495,269
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		5,354,888
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,105,000		1,174,849
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	2,290,000		2,398,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Ohio - 2.1% (continued)
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		2,083,167
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,602,714
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		651,611
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[b]	1,584,251
				58,056,669
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	5,190,000		5,299,449
Oregon - 1.7%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000		11,772,016
Oregon Facilities Authority, Revenue Bonds, Refunding (PeaceHealth Obligated Group) (LOC; U.S. Bank NA) Ser. A	0.10	8/1/2034	2,700,000	[f]	2,700,000
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	1,885,000		1,962,624
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		15,053,817
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		12,707,342
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,514,032
				46,709,831
Pennsylvania - 8.5%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	[c]	1,154,566
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2028	1,715,000		2,061,641
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2030	1,300,000		1,619,698
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2029	1,465,000		1,792,997
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	4/15/2025	1,250,000	[b]	1,388,191
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,323,446
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		3,810,834
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,117,707
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,718,354
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		991,983
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000	[a]	5,749,595
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,282,724
Pennsylvania, GO	3.00	5/15/2035	8,000,000		8,206,574
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,017,397
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,518,361
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,500,112
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000		3,602,211
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000		6,625,188
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		4,138,617
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	4.00	8/15/2044	2,500,000		2,815,869

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 8.5% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000		2,224,745
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2027	350,000	[c]	406,467
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2026	1,200,000	[c]	1,361,603
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2028	350,000	[c]	414,916
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2025	1,000,000	[c]	1,106,875
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000		5,447,986
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,810,001
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,517,731
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000		5,713,412
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	7,985,000		8,243,661
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	1,200,000		1,249,215
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		3,108,036
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 128B	3.85	4/1/2038	5,225,000		5,549,977
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000		11,656,890
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	0.20	12/1/2038	3,600,000	[f]	3,600,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	10,000,000		11,622,396
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2035	7,085,000		8,280,592
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2031	5,000,000		5,885,484
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	4,515,000		5,121,086
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2039	2,840,000		3,214,508
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		8,962,903
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		3,896,459
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		3,857,149
Philadelphia, GO, Refunding, Ser. A	5.00	1/15/2024	3,600,000	[b]	3,855,185
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,240,678
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,329,031
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		949,305
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,190,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 8.5% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,212,155
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000		11,508,188
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,003,558
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[b]	2,759,942
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000		5,524,236
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		5,738,972
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000		653,570
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000		560,394
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000		583,757
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000		569,800
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000		5,278,083
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000		1,148,499
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000		1,313,101
				235,107,319
Rhode Island - .7%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000		2,318,979
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000		3,530,987
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2030	380,000		470,389
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000		507,832
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000		544,870
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	4,320,000		4,572,569
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	3.00	10/1/2051	6,000,000		6,239,633
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2029	535,000		643,816
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2026	300,000		345,984
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2027	500,000		582,543
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2028	525,000		629,911
				20,387,513
South Carolina - .9%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,228,237

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
South Carolina - .9% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2037	2,750,000		3,110,832
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2033	3,750,000		4,700,835
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000		1,685,999
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000		1,757,979
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000		2,789,458
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000		2,046,955
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000		2,614,042
				23,934,337
South Dakota - .2%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	500,000	[b]	524,848
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	1,800,000	[b]	1,889,452
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000		2,936,713
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000		1,382,010
				6,733,023
Tennessee - 1.6%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	2/1/2038	11,000,000	[f]	11,000,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	1/1/2033	1,800,000	[f]	1,800,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	7/1/2031	500,000	[f]	500,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	7/1/2034	1,100,000	[f]	1,100,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	4/1/2032	400,000	[f]	400,000
Nashville & Davidson County Health & Educational Metropolitan Government, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2031	5,000,000		6,174,560
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		5,175,293
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000	[a]	5,902,321
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,025,000		1,060,630
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	915,000		962,495
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000		1,323,390
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		2,141,297
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		2,066,448
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,355,043
				42,961,477
Texas - 9.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000		4,582,183
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000		5,572,452

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Texas - 9.3% (continued)
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000		1,266,812
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000		3,774,832
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. C	5.00	1/1/2027	5,000,000		5,611,891
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	575,000		594,764
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	1,210,000		1,441,600
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000		1,295,863
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	1,110,000		1,312,052
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000		5,815,620
Dallas, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2032	8,125,000		9,324,381
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2037	1,000,000		1,089,004
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	1,000,000		1,087,219
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000		2,182,478
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000		1,089,897
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000		1,085,883
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000		1,502,010
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000		1,006,976
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000		4,567,429
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000		4,558,034
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000		12,948,330
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	[a]	5,355,859
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	6,330,486
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,676,042
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		2,007,439
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2034	500,000		594,654
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	700,000		830,543
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,000,000		1,185,552
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		595,125
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		293,570
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		116,239
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		594,188
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		358,207
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	485,000		582,322

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Texas - 9.3% (continued)
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		2,432,106
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,591,021
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000		5,803,821
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000		1,266,800
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000		2,210,562
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000		1,465,769
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000		5,249,419
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000		18,560,808
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000		5,845,794
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		2,008,183
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,612,540
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		2,017,964
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,465,648
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		9,714,890
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,276,291
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000		12,453,022
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,102,121
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,163,689
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		1,963,363
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000		5,671,832
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		5,725,836
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		5,148,978
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2031	1,000,000		1,269,100
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2037	1,475,000		1,859,099
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2030	1,000,000		1,248,690
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group) (LOC; TD Bank NA) Ser. B	0.08	10/1/2041	5,100,000	[f]	5,100,000
Texas, GO, Refunding	5.00	10/1/2024	4,000,000		4,311,340
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000		9,565,591
Texas, GO, Ser. A	0.20	6/1/2043	600,000	[f]	600,000
Texas, GO, Ser. B	0.20	12/1/2041	10,200,000	[f]	10,200,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,490,000		1,817,471
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2027	1,785,000		2,055,027
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,300,264
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2029	1,400,000		1,662,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Texas - 9.3% (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2028	1,250,000		1,463,089
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,392,568
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,362,606
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		3,085,582
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,677,498
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,481,277
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,676,498
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,651,276
				257,760,161
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2023	1,000,000	[b]	1,069,019
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,267,945
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,274,130
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[g]	2,493,750
				8,104,844
Utah - .3%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,739,491
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,287,924
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,865,150
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		263,549
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		291,771
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000		241,494
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2027	315,000		366,345
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000		266,975
				9,322,699
Vermont - .4%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000		821,438
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	0.11	7/1/2039	200,000	[f]	200,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		11,327,190
				12,348,628
Virginia - .3%
Loudoun County, GO (Insured; State Aid Withholding) Ser. A	3.00	12/1/2032	1,000,000		1,087,717
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2030	5,000,000	[a]	6,134,854
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.07	7/1/2030	1,900,000	[f]	1,900,000
				9,122,571

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Washington - 2.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	10,000,000		10,637,117
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000		6,744,415
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000		1,897,691
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000		3,086,106
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000		1,086,922
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000		5,613,564
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000		1,632,908
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000		1,231,407
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000		1,507,831
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000		5,106,707
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000		5,292,683
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,998,816
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2035	445,000	[h]	464,226
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2034	435,000	[h]	457,769
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	3/1/2038	4,500,000		4,908,466
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,258,435
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,507,612
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,876,336
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000		574,557
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000		599,211
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000		948,610
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000		593,419
				62,024,808

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Wisconsin - .5%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/1/2027	7,750,000	[a] 8,806,803
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,079,958
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,158,480
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,079,958
				13,125,199
Total Investments (cost $2,860,104,909)			104.7%	2,902,813,586
Liabilities, Less Cash and Receivables			(4.7%)	(129,463,801)
Net Assets			100.0%	2,773,349,785

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Non-income producing—security in default.

h Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $21,111,734 or .76% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
General	19.8
General Obligation	19.0
Transportation	13.5
Medical	10.1
Education	8.3
Water	5.9
Airport	5.9
School District	5.3
Prerefunded	4.6
Single Family Housing	3.0
Development	2.9
Tobacco Settlement	2.2
Utilities	1.5
Power	.9
Multifamily Housing	.6
Facilities	.5
Pollution	.3
Nursing Homes	.2
Special Tax	.2
104.7

† Based on net assets.

See notes to financial statements.

BNY Mellon National Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	410	6/21/2022	57,256,783	57,944,533	(687,750)
Gross Unrealized Depreciation				(687,750)

See notes to financial statements.

BNY Mellon National Short-Term Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7%
Alabama - 3.7%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2024	3,000,000		3,174,665
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2023	2,000,000		2,082,291
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	10,000,000	[a]	10,792,096
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	5,376,382
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	[a]	9,193,371
				30,618,805
Arizona - 3.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		926,608
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000		836,547
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2022	500,000		510,401
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,531,201
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2024	6,000,000		6,425,608
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	6,000,000		6,208,657
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,363,169
				25,802,191
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,133,182
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	5.00	6/1/2027	1,000,000		1,175,030
				2,308,212
California - 8.9%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		438,172
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		406,254
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000	[a]	1,129,475
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,112,299
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000	[a]	986,881
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	3,000,846
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	1,001,105
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2026	440,000	[c]	468,215
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2024	310,000	[c]	319,083
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2025	440,000	[c]	460,716
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	5,000,000	[c]	5,262,308
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	1,520,000	[c]	1,647,451
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000		2,552,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
California - 8.9% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2024	4,350,000		4,660,974
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2025	2,530,000	[c]	2,763,327
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2024	2,890,000	[c]	3,068,728
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2023	2,645,000	[c]	2,727,354
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2024	1,720,000	[c]	1,811,424
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2023	1,175,000	[c]	1,213,031
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2024	1,500,000	[c]	1,630,254
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2025	1,750,000	[c]	1,957,120
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2022	1,000,000	[c]	1,020,275
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2023	1,500,000	[c]	1,582,915
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2025	3,100,000	[c]	3,338,961
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2024	4,250,000	[c]	4,484,575
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2023	1,500,000	[c]	1,553,262
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000		269,617
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000		252,096
Silicon Valley Clean Water, Revenue Bonds, Ser. A	3.00	3/1/2024	3,000,000		3,080,704
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2024	4,825,000		5,217,636
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2023	3,000,000		3,146,972
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	700,000	[c]	747,904
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	500,000	[c]	547,131
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	600,000	[c]	669,599
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	580,000	[c]	603,824
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2024	1,100,000		1,178,084
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,356,996
Western Placer Unified School District, BAN	2.00	6/1/2025	5,000,000		5,011,717
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000		1,000,127
				73,680,242
Colorado - 2.6%
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,625,000		2,782,456
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,700,000		2,798,902
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,905,000		2,006,237
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	6,500,000	[a]	6,686,341
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	[a]	7,577,706
				21,851,642
Connecticut - 3.0%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2023	165,000	[c]	172,661
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000	[c]	364,652

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Connecticut - 3.0% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	[c]	224,883
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000		685,915
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000		644,807
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000		570,772
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2022	500,000		505,364
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	[a]	12,134,947
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	[a]	5,190,550
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	3,310,000		3,501,899
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	580,000	[a]	580,328
				24,576,778
Delaware - .1%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2025	500,000	[c]	537,169
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2024	400,000	[c]	417,387
				954,556
District of Columbia - 2.7%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	21,000,000	[a]	21,184,561
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	0.20	10/1/2039	1,005,000	[d]	1,005,000
				22,189,561
Florida - 1.4%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000		1,152,466
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		2,084,918
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,354,350
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000		1,279,141
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Luice Project) Ser. B	5.00	10/1/2026	1,600,000	[c]	1,800,606
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2022	1,620,000	[e]	1,637,654
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000		726,552
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000		1,908,632
				11,944,319
Georgia - 3.0%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,065,280
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,548,598
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	[a]	2,138,091
Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Ser. A2	3.75	12/1/2023	1,765,000		1,820,772
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000		1,007,776
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,777,282

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Georgia - 3.0% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		743,080
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		1,078,875
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	[a]	8,099,046
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	[a]	5,053,924
				25,332,724
Hawaii - 2.4%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,242,269
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,242,269
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2024	1,500,000	[c]	1,615,665
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2023	1,250,000	[c]	1,306,324
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2025	1,380,000	[c]	1,526,828
State of Hawaii Airports System Revenue, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	4,350,000		4,681,183
				19,614,538
Illinois - 5.3%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		870,999
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		740,831
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,434,997
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		530,312
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		515,655
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000		1,031,383
Illinois, GO	5.00	6/1/2024	5,000,000		5,392,870
Illinois, GO, Ser. A	5.00	3/1/2024	2,000,000		2,140,975
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000	[a]	11,018,565
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Network Obligated Group)	5.00	8/1/2024	10,000,000	[e]	10,865,476
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,955,695
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2023	1,400,000		1,485,687
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,219,955
				44,203,400
Indiana - 2.9%
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	1/15/2024	1,140,000		1,195,416
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	7/15/2023	1,380,000		1,434,178
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project) Ser. A	5.00	7/1/2023	10,000,000	[e]	10,488,890
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.10	10/1/2040	200,000	[d]	200,000
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light) Ser. B	0.95	4/1/2026	3,300,000	[a]	3,189,655
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.09	11/1/2039	1,200,000	[d]	1,200,000
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	[a]	6,150,218
				23,858,357

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Iowa - ..6%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	3,005,707
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000		544,598
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		631,475
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		583,939
				4,765,719
Kentucky - .6%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	1,500,000	[a]	1,585,445
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	[a]	1,081,374
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	[a]	2,470,892
				5,137,711
Louisiana - .9%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	[a]	4,000,180
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000		1,159,929
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2025	1,100,000		1,231,157
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000		1,086,298
				7,477,564
Maine - 1.3%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	2,450,000		2,589,997
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,780,000		2,950,941
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2024	2,545,000	[c]	2,753,526
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,780,000	[c]	2,916,845
				11,211,309
Maryland - .8%
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2026	3,250,000	[c]	3,649,993
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2025	3,000,000	[c]	3,287,775
				6,937,768
Massachusetts - 2.7%
Hamilton Wenham Regional School District, BAN, Refunding	1.50	1/19/2023	1,081,400		1,085,337
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000		557,526
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		317,290
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		783,923
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2022	275,000		281,590
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000		3,041,556
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,027,097
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000	[a]	5,005,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Massachusetts - 2.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		538,067
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		506,842
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		367,349
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	[a]	5,166,658
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,600,000	[f]	2,700,109
				22,378,724
Michigan - 1.1%
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	965,000		968,543
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,747,297
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000		520,812
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2024	570,000		625,140
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2023	225,000		239,564
				9,101,356
Minnesota - .2%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,290,000		1,355,527
Missouri - 1.5%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	[c]	715,927
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2024	1,000,000	[c]	1,073,790
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2023	700,000	[c]	734,468
Kansas City Industrial Development Authority, Revenue Bonds	5.00	3/1/2025	1,740,000		1,902,736
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000		2,035,430
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000		3,596,974
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	2,175,000		2,284,105
				12,343,430
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2025	325,000	[c]	358,677
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2024	400,000	[c]	429,969
				788,646
Nebraska - 1.0%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	4,770,000		4,951,240
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	3,610,000		3,772,482
				8,723,722
Nevada - 2.0%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000		1,220,886

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Nevada - 2.0% (continued)
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000		8,321,469
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	[a]	7,511,036
				17,053,391
New Hampshire - .7%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a]	4,010,526
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a]	2,005,263
				6,015,789
New Jersey - 7.3%
Eastern Camden County Regional School District Board of Education, GO	1.00	8/15/2023	2,335,000		2,330,741
Margate, BAN, Refunding	1.25	12/14/2022	5,000,000		5,009,647
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	4.00	6/1/2023	5,000,000		5,173,538
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	5.00	6/1/2024	6,000,000		6,469,558
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	1,500,000	[e]	1,518,918
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	[a]	2,495,146
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,415,617
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	10,000,000	[b]	10,879,097
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		323,181
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2022	200,000		202,405
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		230,520
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		442,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	3.00	10/1/2052	5,000,000		5,208,886
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		1,911,666
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000		10,122,273
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000	[c]	5,638,450
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	8/15/2022	1,000,000		1,009,386
				60,381,038
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	[a]	6,057,313
New York - 18.5%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,303,326
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		901,965
Irondequoit, BAN, Refunding, Ser. B	1.25	12/16/2022	7,500,000		7,515,058
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	7,042,348
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,000,000
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,348,812
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	5,000,000		5,101,782
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000	[a]	2,366,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
New York - 18.5% (continued)
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.08	10/1/2040	5,000,000	[d]	5,000,000
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.11	4/1/2038	600,000	[d]	600,000
New York City, GO, Ser. D3	5.00	8/1/2038	5,000,000		5,268,170
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,951,770
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	2,000,000	[a]	1,930,042
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,301,003
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	7.89	3/1/2023	2,000,000	[f]	2,045,792
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.11	6/15/2035	1,100,000	[d]	1,100,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	0.11	6/15/2045	500,000	[d]	500,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	0.11	6/15/2045	4,000,000	[d]	4,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	0.19	6/15/2035	3,200,000	[d]	3,200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	0.11	8/1/2042	5,000,000	[d]	5,000,000
New York State Dormitory Authority, Revenue Bonds (Northern Westchester Hospital Association) (LOC; TD Bank NA)	0.19	11/1/2034	1,200,000	[d]	1,200,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000		1,052,299
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	1,390,000		1,405,140
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,033,797
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000		4,881,322
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. N	1.50	11/1/2023	1,000,000		1,000,219
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. O	1.45	5/1/2023	10,000		10,002
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000		1,232,449
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000		975,991
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000		5,019,862
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	4,705,000		4,837,534
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		1,022,733
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,079,582
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000		1,368,635
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,511,493
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,725,820
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2024	3,750,000		4,077,320

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
New York - 18.5% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2023	2,710,000		2,869,907
Rochester, BAN, Refunding, Ser. I	2.50	3/1/2023	10,000,000	[c]	10,148,983
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2024	1,785,000	[c]	1,913,339
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2023	625,000	[c]	652,238
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	1/1/2032	7,500,000	[d]	7,500,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.11	1/1/2031	2,000,000	[d]	2,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	14,375,000	[a]	14,557,358
				153,552,563
Ohio - 2.2%
Akron , Revenue Bonds, Refunding	4.00	12/1/2025	2,210,000	[c]	2,411,026
Akron , Revenue Bonds, Refunding	4.00	12/1/2023	3,100,000	[c]	3,251,480
Allen County Hospital Facilities, Revenue Bonds (Mercy Health) Ser. B	5.00	5/5/2022	3,000,000	[a]	3,022,341
American Municipal Power, Revenue Bonds, Refunding, Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,981,640
Cincinnati School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	1,000,000		1,141,913
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2025	780,000	[c]	862,037
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	820,000	[c]	927,621
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2023	1,710,000	[c]	1,789,732
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2024	675,000	[c]	727,117
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,975,000		2,063,281
				18,178,188
Oklahoma - 1.7%
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,860,000		1,956,767
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,955,000		2,118,827
Tulsa, GO	5.00	3/1/2023	5,000,000		5,199,236
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000		5,083,650
				14,358,480
Oregon - 1.3%
Central Oregon Community College, GO, Refunding (Insured; School Board Guaranty)	4.00	6/15/2024	450,000		478,311
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	[a]	2,378,626
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	[a]	2,501,841
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	2,240,000		2,320,301
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,080,000		3,301,958
				10,981,037
Pennsylvania - 4.2%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2024	500,000	[c]	519,410
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2025	500,000	[c]	533,150
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2026	1,660,000	[c]	1,810,441
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2023	950,000		1,010,010
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2024	705,000		769,389
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000		3,032,162
Delaware Valley Regional Finance Authority, Revenue Bonds (LOC; TD BANK NA) Ser. A	0.19	5/1/2055	2,100,000	[d]	2,100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Pennsylvania - 4.2% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2022	1,000,000		1,003,648
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	965,000	[a]	969,119
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	1.13	5/1/2023	1,250,000	[a]	1,240,417
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000		612,835
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Pennsylvania's State System of Higher Education)	0.74	6/15/2024	4,000,000		3,904,570
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,968,319
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2024	1,000,000	[c]	1,076,442
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2023	1,000,000	[c]	1,047,097
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		531,183
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000		229,680
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	0.85	12/1/2023	3,000,000	[a,g]	3,018,333
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,161,178
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000		5,278,083
				34,815,466
Rhode Island - 1.3%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,945,000		2,015,432
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,510,000		2,636,486
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	0.45	10/1/2023	3,250,000	[a]	3,204,241
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Refunding, Ser. 75A	3.00	10/1/2051	3,000,000		3,120,153
				10,976,312
South Carolina - 1.3%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,228,237
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	3,155,000		3,296,986
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2024	730,000		784,928
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2023	1,200,000		1,252,448
				10,562,599
Tennessee - .3%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	11/1/2035	2,500,000	[d]	2,500,000
Texas - 11.0%
Alvin Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.25	8/15/2022	1,000,000	[a]	1,002,201

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Texas - 11.0% (continued)
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2025	375,000		420,310
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2024	370,000		403,057
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,330,675
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		652,193
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2025	2,500,000		2,809,138
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,000,000		1,062,787
Dallas Housing Finance Corp., Revenue Bonds	1.25	7/1/2023	2,000,000	[a]	2,004,954
Denton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	8/1/2023	5,000,000	[a]	5,063,986
El Paso, GO, Ser. B	5.00	8/15/2023	300,000		316,963
El Paso, GO, Ser. C	5.00	8/15/2023	410,000		433,183
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	830,000	[a]	834,134
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	2,000,000	[a]	1,916,725
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2044	3,880,000	[a]	3,911,800
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	1,120,000	[a,e]	1,129,366
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	[a]	5,066,104
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000		2,633,472
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	1,310,000		1,340,628
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000	[a]	3,511,364
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	2,033,819
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	[a]	3,722,356
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	2,500,000		2,754,351
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	4,011,756
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	[a]	3,473,156
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	[a]	9,926,780
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,290,971
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,049,570
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,509,691
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	[a]	2,278,648
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,219,735
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2048	3,645,000	[a]	3,693,190
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	755,000	[a,e]	764,449
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[a,e]	607,848
Texas, GO, Ser. A	0.20	6/1/2045	3,200,000	[d]	3,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Texas - 11.0% (continued)
Texas, GO, Ser. A	0.20	6/1/2044	5,500,000	[d]	5,500,000
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	[a]	1,981,316
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2025	875,000		969,037
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2022	500,000		513,769
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2023	750,000		792,209
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2024	625,000		676,592
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000		1,103,673
				91,915,956
U.S. Related - .8%
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		874,153
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,023,431
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[h]	1,731,000
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,652,453
				6,281,037
Utah - .4%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000	[a]	3,269,383
Virginia - .8%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000	[a]	1,752,672
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000	[a]	1,502,290
Sussex County Industrial Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,750,000	[a]	1,752,672
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,250,000		1,354,148
				6,361,782
Washington - 2.9%
Everett Housing Authority, Revenue Bonds (Baker Heights Legacy)	0.30	9/1/2023	1,000,000	[a]	984,792
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2023	100,000		100,945
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2022	100,000		100,570
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		156,738
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		103,473
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		164,635
Port of Seattle, GO, Ser. A	5.00	12/1/2025	1,860,000		2,091,050
Port of Seattle, GO, Ser. A	5.00	12/1/2024	1,775,000		1,944,222
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,491,835
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2022	1,500,000		1,505,559
University of Washington, Revenue Bonds, Ser. A	5.00	3/8/2022	7,575,000	[a]	7,580,671
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000		5,007,216
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000		1,122,433
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2024	200,000	[b]	219,238
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2025	275,000	[b]	309,803

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 108.7% (continued)
Washington - 2.9% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2022	250,000	[b]	257,720
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2023	250,000	[b]	266,142
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000		1,048,247
				24,455,289
Wisconsin - 1.1%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000	[a]	5,474,669
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	2,000,000	[a]	1,967,951
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,937,818
				9,380,438
Total Long-Term Municipal Investments (cost $912,014,815)			904,252,862

Short-Term Municipal Investments - 2.9%
Alabama - .1%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2022	750,000		765,202
California - .6%
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2023	200,000	[c]	201,383
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2022	3,355,000	[c]	3,408,099
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2022	1,300,000	[c]	1,310,108
				4,919,590
Massachusetts - .1%
Norton, BAN	1.50	12/15/2022	1,400,000		1,404,232
Missouri - .1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2022	1,000,000	[c]	1,010,725
New York - 2.0%
Cheektowaga Central School District, BAN, Refunding (Insured; State Aid Withholding)	2.00	11/18/2022	900,000		906,263
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,600,000		1,601,806
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,250,000		1,251,411
East Ramapo Central School District, RAN (Insured; State Aid Withholding) Ser. B	1.00	5/5/2022	5,500,000		5,503,771
Greece, BAN, Refunding	1.00	10/14/2022	1,000,000		1,000,640
South Jefferson Central School District, BAN, Refunding (Insured; State Aid Withholding)	1.00	6/29/2022	4,130,000		4,130,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 2.9% (continued)
New York - 2.0% (continued)
Village of Alden, BAN, Refunding	1.50	9/8/2022	2,000,000	2,005,144
				16,399,631
Total Short-Term Municipal Investments (cost $24,532,198)			24,499,380
Total Investments (cost $936,547,013)			111.6%	928,752,242
Liabilities, Less Cash and Receivables			(11.6%)	(96,824,710)
Net Assets			100.0%	831,927,532

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $15,933,951 or 1.92% of net assets.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Non-income producing—security in default.

Portfolio Summary (Unaudited) †	Value (%)
General	20.5
General Obligation	12.5
School District	11.8
Education	10.6
Transportation	6.9
Single Family Housing	6.9
Medical	6.8
Multifamily Housing	5.9
Water	5.6
Power	5.4
Development	5.4
Airport	3.8
Prerefunded	3.2
Utilities	1.4
Pollution	1.3
Special Tax	.7
Nursing Homes	.7
Student Loan	.6
Housing	.6
Facilities	.5
Tobacco Settlement	.5
111.6

† Based on net assets.

See notes to financial statements.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0%
Alabama - .9%
Black Belt Energy Gas District, Revenue Bonds, Ser. B1	4.00	10/1/2027	1,250,000	[a,b]	1,358,217
California - 1.2%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	650,000	[b]	807,388
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	875,000	[b]	1,018,567
				1,825,955
Illinois - 2.9%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	250,000		291,080
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	250,000		290,769
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		553,051
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		574,453
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000		530,312
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	1,150,000		1,271,440
Illinois, GO	5.25	2/1/2029	1,000,000		1,068,106
				4,579,211
Kentucky - 2.0%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	1,000,000	[a]	1,056,963
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	2,000,000	[a]	2,132,408
				3,189,371
Michigan - 1.2%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.20	10/1/2032	1,800,000	[c]	1,800,000
Nebraska - 1.4%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	2,000,000	[a]	2,150,999
New Jersey - 1.8%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000		719,837
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		1,015,012
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		1,019,758
				2,754,607
New York - 4.2%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	1,000,000		1,113,114
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,673,101
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[d]	2,397,259
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,350,000		1,431,843
				6,615,317
Pennsylvania - 87.1%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,125,784
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. 20	5.00	3/1/2033	610,000	[b]	734,186
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2038	1,050,000		1,185,867
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000		1,183,209
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000		833,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 87.1% (continued)
Allegheny County Port Authority, Revenue Bonds, Refunding	5.00	3/1/2029	2,000,000		2,404,534
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	4/1/2024	1,060,000	[e]	1,141,936
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000		886,328
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000		849,108
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000		825,633
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000		856,821
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		684,106
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2037	910,000		1,041,061
Chester County Industrial Development Authority, Revenue Bonds (Longwood Gardens Project)	5.00	12/1/2034	375,000		459,474
Colonial School District, GO (Insured; State Aid Withholding)	4.00	2/15/2040	360,000		396,971
Colonial School District, GO (Insured; State Aid Withholding)	4.00	2/15/2044	500,000		548,768
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000		2,936,866
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2034	1,000,000		1,208,731
Dallastown Area School District, GO, Refunding (Insured; State Aid Withholding)	5.00	4/15/2031	1,400,000		1,550,566
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,142,863
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		991,983
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2028	425,000		478,878
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2029	355,000		404,155
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2027	745,000		826,865
Easton Area School District, GO (Insured; State Aid Withholding) Ser. A	5.00	4/1/2029	1,090,000		1,242,566
Erie Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.07	12/1/2026	275,000		275,786
Erie Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.16	12/1/2027	650,000		653,950
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000		1,336,894
Garnet Valley School District, GO, Refunding (Insured; State Aid Withholding)	4.00	4/1/2027	1,000,000		1,079,459
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000		1,340,528
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000		160,661
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000		163,765
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000		153,042
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000		123,033
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000		200,133
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000		169,017
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2024	80,000		84,318

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 87.1% (continued)
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000		123,592
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000		1,656,863
Lewisburg Area School District, GO, Refunding (Insured; State Aid Withholding)	3.00	2/15/2036	1,500,000		1,568,019
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000		487,558
Lower Merion Township, GO, Ser. B	4.00	7/15/2033	495,000		523,702
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000		544,491
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		555,407
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2030	1,600,000		1,898,885
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,110,583
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,300,689
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,177,996
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lafayette College) Ser. A	5.00	11/1/2023	1,000,000	[e]	1,064,843
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lehigh University) Ser. A	4.00	11/15/2035	1,030,000		1,121,045
Pennsbury School District, GO (Insured; St Aid Withholding) Ser. A	5.00	8/1/2035	630,000		735,657
Pennsbury School District, GO (Insured; St Aid Withholding) Ser. A	5.00	8/1/2040	810,000		939,032
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.) Ser. 2nd	3.00	9/15/2033	530,000		551,774
Pennsylvania, GO, Ser. 1st	3.00	5/15/2034	1,000,000		1,031,197
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000		2,437,076
Pennsylvania Economic Development Financing Authority, Revenue Bonds (State System of Higher Education)	1.97	6/15/2028	1,000,000		979,673
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000		1,025,037
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	1,690,000		1,841,978
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000		1,567,070
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build American Mutual) Ser. AT1	5.00	6/15/2027	1,000,000		1,144,919
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	1,000,000		1,156,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000		1,220,232
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group) Ser. E	4.00	8/15/2034	1,000,000		1,103,177
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		2,167,842
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2029	1,115,000		1,356,333
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (State System of Higher Education) Ser. AQ	5.00	6/15/2025	1,000,000		1,115,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 87.1% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000		1,329,992
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2031	400,000	[b]	499,694
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2030	375,000	[b]	460,559
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2029	375,000	[b]	453,089
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania)	5.00	8/15/2032	400,000	[b]	508,410
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2025	1,000,000		1,112,683
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,830,000		1,889,280
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	1,720,000		1,784,199
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000		1,462,194
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000		2,829,163
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2034	1,000,000		1,169,344
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	1,230,000		1,429,555
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000		1,534,586
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A1	5.25	12/1/2035	2,280,000		2,559,095
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2037	1,500,000		1,705,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000		1,154,811
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000		1,170,529
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2030	1,275,000		1,496,029
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000		1,170,529
Philadelphia, GO, Ser. B	5.00	2/1/2028	1,085,000		1,284,227
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,148,027
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000		1,739,128
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000		1,102,825
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) (Philadelphia Museum) Ser. A	5.00	2/15/2034	1,250,000		1,478,525
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	1,000,000		1,110,599
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000		972,473
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000		993,797
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2025	1,500,000		1,660,933
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2031	2,000,000		2,201,847
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,226,935
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000		341,339
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000		525,560

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 87.1% (continued)
Pittsburgh, GO, Refunding, Ser. A	4.00	9/1/2030	500,000		572,865
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		910,452
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,030,751
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,178,642
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	2,080,000	[e]	2,201,436
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	1,000,000		1,150,819
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2024	2,000,000		2,153,287
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000		1,828,281
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	1,605,000		1,795,667
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2024	1,220,000		1,326,658
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000		1,336,836
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000		1,156,645
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,000,000		2,278,073
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000		594,875
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2036	1,365,000		1,584,130
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000		278,901
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2036	250,000		280,653
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2037	275,000		308,170
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2034	350,000		394,175
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2035	420,000		472,337
Upper Moreland Township School District, GO (Insured; State Aid Withholding)	4.00	10/1/2033	780,000		802,186
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000		1,085,332
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000		830,971
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000		1,125,578
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000		1,038,260
Whitemarsh Township, GO, Refunding	4.00	11/15/2035	605,000		629,914
				136,038,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
U.S. Related - .3%
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00		800,000	[f] 413,000
Total Investments (cost $157,243,178)			103.0%	160,725,400
Liabilities, Less Cash and Receivables			(3.0%)	(4,610,902)
Net Assets			100.0%	156,114,498

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $2,397,259 or 1.54% of net assets.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Non-income producing—security in default.

Portfolio Summary (Unaudited) †	Value (%)
Education	18.2
Medical	14.7
School District	13.8
General Obligation	13.3
Transportation	10.2
General	8.5
Water	6.2
Development	4.6
Tobacco Settlement	3.7
Prerefunded	2.8
Airport	2.6
Single Family Housing	2.4
Facilities	2.0
103.0

† Based on net assets.

See notes to financial statements.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	23	6/21/2022	3,211,966	3,250,547	(38,581)
Gross Unrealized Depreciation				(38,581)

See notes to financial statements.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9%
Alabama - .8%
Black Belt Energy Gas District, Revenue Bonds, Ser. B1	4.00	10/1/2027	2,500,000	[a,b]	2,716,434
California - .9%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	1,140,000	[b]	1,416,034
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	1,575,000	[b]	1,833,420
				3,249,454
District of Columbia - .3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2035	1,000,000		1,106,191
Illinois - 3.1%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	500,000		582,161
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	500,000		581,538
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	1,000,000		1,106,103
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000		1,148,906
Chicago II, GO, Ser. A	5.00	1/1/2023	1,970,000		2,036,667
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	2,100,000		2,321,759
Illinois, GO, Ser. D	5.00	11/1/2026	2,500,000		2,826,950
				10,604,084
Kentucky - 1.7%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	2,500,000	[a]	2,642,408
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	3,000,000	[a]	3,198,612
				5,841,020
Massachusetts - 83.1%
Belmont, GO	4.00	6/1/2031	1,260,000		1,461,267
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2030	1,000,000		1,173,136
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,173,516
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2026	475,000		544,263
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000		2,190,505
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000		649,981
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2026	615,000		698,203
Braintree, GO, Refunding	4.00	10/15/2030	1,395,000		1,625,108
Brookline, GO, Refunding	4.00	2/15/2029	2,000,000		2,326,567
Collegiate Charter School of Lowell, Revenue Bonds	4.00	6/15/2024	315,000		319,986
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,330,000		1,406,524
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2029	485,000		521,495
Dedham, GO	4.00	6/15/2029	495,000		537,898
Falmouth, GO, Refunding	4.00	10/15/2029	980,000		1,149,807
Falmouth, GO, Refunding	5.00	10/15/2027	945,000		1,127,818
Framingham, GO, Refunding	5.00	12/1/2028	420,000		500,354
Framingham, GO, Refunding	5.00	12/1/2029	365,000		434,086
Gloucester, GO, Refunding	3.00	9/15/2033	725,000		771,838
Gloucester, GO, Refunding	3.00	9/15/2032	925,000		993,243
Groton, GO	3.00	8/15/2033	390,000		416,437
Groton, GO	4.00	8/15/2031	240,000		279,060
Hingham, GO	3.00	2/15/2036	375,000		393,861
Hingham, GO	3.00	2/15/2035	860,000		906,581
Hingham, GO	3.00	2/15/2034	1,240,000		1,312,990
Hingham, GO	4.00	2/15/2030	345,000		396,528
Hingham, GO	4.00	2/15/2031	315,000		360,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Hingham, GO	4.00	2/15/2032	425,000		486,055
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2034	845,000		955,337
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2033	590,000		667,501
Mansfield, GO	4.00	5/15/2030	845,000		916,290
Mansfield, GO	4.00	5/15/2029	815,000		884,014
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,181,257
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	345,000		407,534
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,000,000		2,320,674
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2034	2,215,000		2,578,504
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000		2,078,829
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000		2,414,803
Massachusetts, GO, Ser. C	5.00	9/1/2029	1,250,000		1,546,169
Massachusetts Bay Transportation Authority, BAN	4.00	5/1/2025	1,500,000		1,624,975
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding	5.00	7/1/2031	2,000,000		2,497,462
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	4.00	7/1/2036	4,000,000		4,660,499
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	1,250,000	[c]	1,315,716
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2023	870,000	[c]	915,738
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2032	520,000		554,618
Massachusetts College Building Authority, Revenue Bonds (Green Bond) Ser. A	3.00	5/1/2033	535,000		568,378
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2024	350,000		377,985
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000		2,868,257
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		189,121
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		318,393
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		372,133
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		388,410
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2023	400,000		412,012
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000		554,902
Massachusetts Development Finance Agency, Revenue Bonds (President & Trustees of Williams College) Ser. S	5.00	7/1/2030	1,000,000		1,179,300
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. DD1	5.00	4/1/2024	1,075,000	[a]	1,133,308
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000		595,914
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2032	2,000,000		2,183,485
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000		2,124,353
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000		614,883
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000		1,146,266
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000		943,888

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2023	2,060,000	2,164,922
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2026	500,000	570,201
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2025	500,000	555,699
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2025	1,000,000	1,088,326
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	1,000,000	1,083,685
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,427,455
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,114,351
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,128,249
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	394,942
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	438,400
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	416,754
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000	941,738
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000	659,138
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,746,810
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Franklin W Olin College of Engineering) Ser. E	5.00	11/1/2038	4,500,000	4,787,455
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	519,320
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,753,564
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (President & Trustees of Williams College) Ser. P	5.00	7/1/2024	3,250,000	3,421,749
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	3,410,000	3,697,164
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,867,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	492,580
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	776,265
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,104,427
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2024	530,000	571,110
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	553,465
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	848,483
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,161,393
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,371,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	1,000,000		1,140,936
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	1,250,000		1,311,962
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000		1,479,158
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	1,000,000		1,147,148
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000		1,493,286
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000		2,348,481
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. BB2	4.00	10/1/2032	1,000,000		1,101,274
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of the College of Holy Cross)	5.00	9/1/2026	705,000		814,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000		2,637,934
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000		1,521,634
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000		880,361
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellesley College)	4.00	7/1/2036	2,000,000	[b]	2,357,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2027	475,000		557,729
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2026	325,000		372,953
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000		1,174,470
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000		576,272
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000		1,635,770
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000		576,715
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000		1,357,089
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000		1,093,935
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000		198,377
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000		142,264
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000		160,379
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000		469,012
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000		474,449
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000		355,507
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000		229,445

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2025	450,000		502,175
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000		974,454
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	2,075,000		2,460,593
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,350,000		1,596,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,050,000		1,250,915
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2027	3,200,000		3,684,990
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,460,000		2,996,881
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000		498,860
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000		560,618
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000		644,391
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. H1	5.00	7/1/2025	800,000		893,264
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	5.00	7/1/2029	2,000,000		2,270,037
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	5.00	7/1/2026	1,000,000		1,146,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2031	250,000		304,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2034	200,000		243,744
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2033	160,000		195,190
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2032	250,000		305,251
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2035	200,000		243,530
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2025	1,140,000		1,285,162
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2026	1,000,000		1,155,696
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,000,000		3,217,693
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2023	2,300,000		2,409,317
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000		2,298,457
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000		2,165,162
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2025	2,500,000		2,710,507
Massachusetts Federal Highway, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	2,500,000		2,873,072
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000		1,829,357
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000		3,513,523
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare System) (LOC; TD Bank NA) Ser. F3	0.19	7/1/2040	1,100,000	[d]	1,100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trustees of Tufts University) Ser. M	5.25	2/15/2026	3,130,000		3,597,394
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	740,000		778,755
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,910,000		1,978,035
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	415,000		428,970
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,960,000		2,072,823
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	785,000		820,830
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 221	3.00	12/1/2050	1,500,000		1,557,618
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A1	2.55	12/1/2040	1,500,000		1,468,790
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A3	0.88	12/1/2023	1,500,000		1,490,010
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		1,020,431
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2036	600,000		695,185
Massachusetts Municipal Wholesale Electric, Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2035	650,000		753,980
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000		585,324
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000		1,189,346
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000		1,018,488
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,362,684
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000		2,316,860
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000		1,439,656
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		1,956,982
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000		2,161,407
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000		810,778
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000		221,405
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000		221,212
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000		340,262
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	1,860,000	[c]	1,896,842
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	140,000	[c]	142,708
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2022	1,700,000	[c]	1,733,673
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.00	11/15/2029	1,060,000		1,225,609
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2036	1,000,000		1,076,874
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,000,000	[a]	3,099,995
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2029	2,590,000		2,977,554
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2028	1,925,000		2,219,038

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Massachusetts - 83.1% (continued)
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2026	2,500,000	[c]	2,883,522
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000		2,453,198
Medway, GO	3.00	9/1/2032	700,000		738,038
Medway, GO	3.00	9/1/2031	500,000		529,122
Medway, GO	3.00	9/1/2030	650,000		691,097
Middleborough, GO, Refunding	3.00	10/1/2032	1,455,000		1,551,166
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000		1,527,324
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2026	915,000		1,060,284
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2027	525,000		608,050
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2028	1,055,000		1,218,045
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2029	745,000		787,950
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000		333,168
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2027	640,000		678,042
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2028	420,000		445,176
Natick, GO	4.00	7/15/2033	3,000,000		3,384,712
Natick, GO	5.00	7/15/2029	2,000,000		2,372,041
Plainville, GO	4.00	10/15/2030	1,210,000		1,365,876
Quincy, GO, Refunding, Ser. A	4.00	6/1/2038	500,000	[b]	578,251
Randolph, GO, Refunding	5.00	9/15/2031	595,000		705,193
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000		1,074,074
Scituate, GO, Refunding	4.00	10/1/2030	1,645,000		1,915,331
Scituate, GO, Refunding	4.00	10/1/2031	1,180,000		1,373,853
Sharon, GO	3.00	2/15/2033	2,000,000		2,107,994
Shrewsbury, GO	3.00	1/15/2034	2,160,000		2,313,086
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000		1,188,013
Somerville, GO, Refunding	3.00	6/1/2034	1,045,000		1,113,675
Somerville, GO, Refunding	5.00	6/1/2029	560,000		690,881
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,528,046
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2035	990,000		1,087,307
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 21	5.00	8/1/2035	2,250,000		2,700,281
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	4.00	8/1/2032	1,210,000		1,421,975
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,500,000	[e]	2,596,259
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	155,000		155,658
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 2021-1	5.00	11/1/2030	1,000,000		1,267,891
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 3	5.00	11/1/2034	2,200,000		2,593,861
Waltham, GO	3.00	10/15/2032	2,160,000		2,311,218
Wellesley, GO	5.00	12/1/2030	1,660,000		2,118,833
Winchester, GO	5.00	6/15/2029	300,000		370,876
Worcester, GO, Refunding	4.00	1/15/2028	800,000		895,671
Worcester, GO, Refunding	4.00	1/15/2031	2,235,000		2,484,460
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		1,905,395
Worcester, GO, Refunding, Ser. A	5.00	1/15/2029	1,690,000		1,919,696
				286,948,184
Michigan - 2.3%
Lakeview School District, GO (LOC; TD Bank NA) Ser. B	0.20	5/1/2032	7,800,000	[d]	7,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.9% (continued)
Nebraska - .9%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	3,000,000	[a]	3,226,499
New Jersey - 2.6%
New Jersey Economic Development Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. UU	5.00	6/15/2025	2,000,000		2,156,732
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	2,400,000	[f]	2,610,983
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000		1,007,771
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000		1,595,018
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000		1,602,477
				8,972,981
New York - 4.7%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,500,000	[a]	2,689,173
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	2,000,000		2,226,227
New York City, GO, Refunding, Ser. A1	5.00	8/1/2029	1,000,000		1,227,008
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.11	6/15/2035	100,000	[d]	100,000
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	2,400,000		2,984,746
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.21	11/1/2041	100,000	[d]	100,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,671,967
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[f]	2,397,259
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,250,000		1,416,171
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	1/1/2032	300,000	[d]	300,000
				16,112,551
Pennsylvania - .0%
Delaware Valley Regional Finance Authority, Revenue Bonds (LOC; TD BANK NA) Ser. A	0.19	5/1/2055	100,000	[d]	100,000
Tennessee - .1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	11/1/2035	500,000	[d]	500,000
Texas - 1.0%
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2035	500,000		565,796
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2031	510,000		584,152
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	4.00	8/15/2034	1,100,000		1,245,100
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	5.00	8/15/2032	620,000		750,953
Texas, GO, Ser. A	0.20	6/1/2043	300,000	[d]	300,000
				3,446,001
U.S. Related - .4%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000		304,445

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.9% (continued)
U.S. Related - .4% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	338,539
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	357,073
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	3/22/2022	650,000	[g] 335,563
				1,335,620
Total Investments (cost $347,036,466)			101.9%	351,959,019
Liabilities, Less Cash and Receivables			(1.9%)	(6,448,919)
Net Assets			100.0%	345,510,100

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $5,008,242 or 1.45% of net assets.

g Non-income producing—security in default.

Portfolio Summary (Unaudited) †	Value (%)
Education	22.6
General Obligation	18.6
Medical	12.5
General	12.0
School District	9.1
Transportation	6.0
Water	5.3
Airport	2.7
Prerefunded	2.6
Single Family Housing	2.2
Development	2.2
Student Loan	1.6
Multifamily Housing	1.5
Power	1.3
Tobacco Settlement	1.2
Housing	.3
Facilities	.2
101.9

† Based on net assets.

See notes to financial statements.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	49	6/21/2022	6,842,883	6,925,078	(82,195)
Gross Unrealized Depreciation				(82,195)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.2%
Alabama - .8%
Black Belt Energy Gas District, Revenue Bonds, Ser. B1	4.00	10/1/2027	1,250,000	[a,b]	1,358,217
California - 2.1%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	550,000	[b]	683,174
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,500,000		1,787,519
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	725,000	[b]	843,955
				3,314,648
Illinois - 2.6%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2033	250,000		291,080
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	250,000		290,769
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		553,051
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		574,453
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	1,000,000		1,105,600
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000		1,413,475
				4,228,428
Kentucky - 1.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,500,000	[a]	1,599,306
Maryland - .3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	0.19	4/1/2035	500,000	[a]	500,000
Nebraska - 1.0%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	1,500,000	[a]	1,613,249
New Jersey - 1.4%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000		575,869
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000		870,010
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000		874,079
				2,319,958
New York - 93.7%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000		554,003
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000		410,323
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000		473,479
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000		444,100
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000		1,142,967
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000		1,016,179
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2024	710,000		771,449
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	200,000	[c]	223,634
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	300,000	[c]	335,451
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	350,000	[c]	391,359
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000		1,011,504
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000		1,138,605

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.2% (continued)
New York - 93.7% (continued)
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000		1,106,669
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000		1,049,572
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000		1,156,818
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000		587,498
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000		1,357,574
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	10/15/2030	1,000,000		1,066,392
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000		1,641,258
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000		1,535,300
Johnstown School District, GO, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000		1,170,350
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,818,708
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,300,000	[a]	2,474,039
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,099,663
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	750,000		889,475
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,118,297
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,361,544
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,116,524
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,049,070
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,133,915
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,250,962
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,103,674
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		571,527
Nassau County, GO, Ser. B	5.00	4/1/2024	1,500,000	[c]	1,615,464
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.13	11/15/2027	1,400,000		1,331,061
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.11	4/1/2038	700,000	[d]	700,000
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,288,883
New York City, GO, Ser. F1	3.00	3/1/2035	1,000,000		1,055,047
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		914,432
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,188,934
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,021,322
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,575,990
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,579,287
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000		1,580,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.2% (continued)
New York - 93.7% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2030	1,600,000		1,969,012
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.11	6/15/2035	600,000	[d]	600,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000		507,558
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,040,000		1,108,357
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,204,520
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	0.08	6/15/2049	500,000	[d]	500,000
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	0.08	6/15/2049	200,000	[d]	200,000
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,208,256
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,215,627
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.21	11/1/2041	700,000	[d]	700,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2031	1,000,000		1,261,002
New York City Transitional Finance Authority, Revenue Bonds, Ser. C1	4.00	2/1/2038	1,000,000		1,148,622
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,093,647
New York Liberty Development Corp., Revenue Bonds, Refunding	2.63	9/15/2069	1,500,000		1,498,299
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[e]	2,130,897
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[e]	1,620,785
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.90	11/15/2031	2,000,000		1,856,641
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000		495,559
New York State Bridge Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2036	1,220,000		1,409,210
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000		1,225,182
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000		305,768
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000		250,297
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000		277,154
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000		277,834
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[c]	2,527,816
New York State Dormitory Authority, Revenue Bonds (Sepcial Needs Facilities) Ser. A1	4.00	7/1/2030	955,000		1,097,848
New York State Dormitory Authority, Revenue Bonds (Special Needs Facilities) Ser. A1	4.00	7/1/2027	990,000		1,101,091
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		726,335

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.2% (continued)
New York - 93.7% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		623,116
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,092,782
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000		1,053,393
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2037	350,000		405,192
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center Obligated Group)	5.00	7/1/2030	1,155,000		1,309,397
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,000,000		1,132,937
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. A	5.00	7/1/2026	640,000		734,772
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2032	1,420,000		1,567,662
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2025	110,000	[c]	122,900
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000		951,640
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000		1,232,165
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000		1,463,921
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000		1,315,871
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) (State Revolving Fund) Ser. D	3.00	9/15/2030	1,050,000		1,088,339
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000		1,024,124
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000		493,035
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000		1,541,514
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000		1,007,098
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000		1,251,479
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000		2,193,519
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	1,500,000		1,691,751
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,575,000		1,670,483
New York Transportation Development Corp., Revenue Bonds (Empire State Thruway Partners)	4.00	10/31/2034	500,000		558,859
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,050,000		1,122,076
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000		1,034,579
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	1,330,000		1,457,498
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000		1,058,237
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2029	1,105,000		1,270,612
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000		1,127,841
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000		1,130,577

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.2% (continued)
New York - 93.7% (continued)
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2024	1,060,000	[c]	1,163,254
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000		1,011,629
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2039	200,000		239,622
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2038	200,000		240,284
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2041	225,000		268,053
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2040	225,000		268,890
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2037	250,000		300,732
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2034	200,000		241,648
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,143,026
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2036	225,000		271,249
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2035	225,000		271,555
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000		1,957,242
Suffolk County, GO, Refunding, Ser. B	5.00	10/1/2027	1,600,000	[b]	1,830,040
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000		1,261,655
The New York City Cultural Resources Trust, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2023	1,480,000	[c]	1,563,213
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,760,000		2,040,144
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	1/1/2032	600,000	[d]	600,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.11	1/1/2031	800,000	[d]	800,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2028	1,500,000	[a]	1,511,142
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,780,057
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	2,500,000		2,677,781
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,505,010
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000		535,869
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000		1,766,819
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000		1,060,065
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000		1,087,131
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000		986,336
Westchester County, GO, Ser. B	2.00	10/15/2032	1,095,000		1,080,038
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000		1,100,469
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,335,561
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,198,570
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center Obligated Group)	5.00	11/1/2028	1,000,000		1,116,133

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.2% (continued)
New York - 93.7% (continued)
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	1,000,000	1,076,573
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000	1,146,095
Yonkers, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2030	2,560,000	[b] 3,108,183
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	209,959
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	696,994
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	352,973
				151,470,999
U.S. Related - .3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	166,300
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	140,513
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	161,259
				468,072
Total Investments (cost $165,615,634)			103.2%	166,872,877
Liabilities, Less Cash and Receivables			(3.2%)	(5,238,766)
Net Assets			100.0%	161,634,111

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $3,751,682 or 2.32% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
General	21.2
General Obligation	13.4
Education	13.2
Transportation	9.3
Medical	9.0
Development	7.6
School District	5.8
Prerefunded	4.9
Multifamily Housing	4.8
Water	4.0
Tobacco Settlement	3.5
Airport	3.1
Single Family Housing	2.3
Housing	1.1
103.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	24	6/21/2022	3,351,616	3,391,875	(40,259)
Gross Unrealized Depreciation				(40,259)

See notes to financial statements.

BNY Mellon Municipal Opportunities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.2%
Commercial & Professional Services - .3%
University of Southern California, Sr. Unscd. Bonds, Ser. 21A	2.95	10/1/2051	8,000,000		7,593,661
Health Care - .7%
AHS Hospital, Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	5,000,000		4,386,295
Mount Nittany Medical Center Obligated Group, Unscd. Bonds, Ser. 2022	3.80	11/15/2052	5,000,000		5,095,849
Novant Health, Unscd. Bonds	2.64	11/1/2036	5,000,000		4,665,331
WakeMed, Unscd. Notes, Ser. A	3.29	10/1/2052	5,000,000		4,784,817
				18,932,292
Industrial - .2%
LBJ Infrastructure Group, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a]	4,388,156
Total Bonds and Notes (cost $33,000,000)			30,914,109

Long-Term Municipal Investments - 100.5%
Alabama - 1.7%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2040	5,000,000		5,752,296
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2038	10,000,000		11,546,011
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	10,000,000		12,340,263
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		5,828,113
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000		4,104,311
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 1) Ser. A	4.00	10/1/2028	5,000,000	[b]	5,502,895
				45,073,889
Arizona - 1.9%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a]	1,086,095
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,165,000	[a]	1,293,906
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,208,786
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,613,778
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[a]	1,853,070
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	[a]	1,482,662
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		2,144,645
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,872,288
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,595,639
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		1,113,498
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,650,000		1,354,889
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000		3,806,358
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000		1,807,450
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000		751,032
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	760,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Arizona - 1.9% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	441,739
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2051	2,000,000		2,114,603
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	950,000		1,020,206
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		2,173,380
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	3.00	2/1/2045	1,600,000		1,580,684
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)	4.00	12/15/2041	500,000	[a]	515,168
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison) Ser. A	2.40	6/1/2035	5,000,000		4,704,487
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		8,926,426
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond) (WOF SW GGP 1 Project) Ser. A	5.50	10/1/2033	2,056,000	[a,c]	2,054,152
				50,275,584
Arkansas - .5%
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2045	4,500,000		4,943,272
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2039	1,085,000		1,208,016
University of Arkansas, Revenue Bonds (Fayetteville Campus)	5.00	11/1/2042	5,990,000		7,127,875
				13,279,163
California - 22.2%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,084,251
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,627,745
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,809,098
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2024	6,450,000	[d]	6,970,645
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,492,625
California, GO	5.00	4/1/2033	1,205,000		1,467,319
California, GO	5.00	4/1/2049	2,500,000		2,988,784
California, GO, Refunding	4.00	10/1/2044	5,000,000		5,630,509
California, GO, Refunding	4.00	10/1/2039	5,000,000		5,677,812
California, GO, Refunding	5.00	12/1/2030	1,700,000		2,150,865
California, GO, Refunding	5.00	4/1/2035	9,000,000		9,642,709
California, GO, Refunding	5.00	12/1/2031	1,200,000		1,548,345
California, GO, Refunding	5.00	9/1/2034	7,000,000		8,045,866
California, GO, Refunding	5.00	9/1/2041	10,000,000		12,660,171
California, GO, Refunding	5.00	9/1/2031	5,500,000		7,063,438
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	4.00	12/1/2027	5,000,000	[b]	5,499,828
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	7,500,000	[b]	8,552,040
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,000,000		2,232,361
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,403,411
California Community Housing Agency, Revenue Bonds (Arbors Apartments) Ser. A	5.00	8/1/2050	4,000,000	[a]	4,175,681
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A	4.00	2/1/2056	5,000,000	[a]	4,825,169

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 22.2% (continued)
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)	3.00	8/1/2056	3,000,000	[a]	2,490,872
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)	4.00	8/1/2046	2,500,000	[a]	2,267,515
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A	5.00	2/1/2050	5,000,000	[a]	5,117,890
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A	4.00	2/1/2056	3,250,000	[a]	3,104,649
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	5,000,000	[a]	5,197,467
California Community Housing Agency, Revenue Bonds, (Annadel Apartments) Ser. A	5.00	4/1/2049	3,500,000	[a]	3,611,402
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		1,896,923
California Educational Facilities Authority, Revenue Bonds (Green Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,515,583
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,269,847
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,823,397
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Cedars-Sinai Medical Center Obligated Group) Ser. A	5.00	8/15/2051	8,000,000		9,771,148
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,145,999
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	[e]	5,574,816
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2051	5,000,000	[e]	5,542,173
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2023	2,270,000	[d]	2,389,650
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	11/1/2044	12,000,000		13,224,380
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,200,000	[a]	1,271,970
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2049	2,000,000		2,273,195
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		2,991,753
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		658,685
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		5,697,297
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		6,789,608
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		5,723,669
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,741,876
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,278,919
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		8,467,471
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,596,574
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		2,994,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 22.2% (continued)
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2040	1,515,000	[a]	1,647,455
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2052	2,075,000	[a]	2,223,304
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	4.00	5/15/2046	1,000,000		1,091,544
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,720,842
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,586,196
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,560,578
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,361,801
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		787,570
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,240,817
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,233,993
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	1,000,000		1,150,770
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a]	3,643,084
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000	[b]	2,901,599
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85	3.13	5/15/2029	1,000,000	[a]	1,002,362
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2046	500,000	[a]	549,670
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[a]	562,229
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2051	250,000	[a]	274,304
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2056	500,000	[a]	547,198
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2035	2,415,000	[e]	3,028,075
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	2,500,000	[e]	3,128,793
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2031	3,500,000		4,402,189
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,500,000		4,489,653
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2032	2,035,000	[e]	2,567,940
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2034	1,920,000	[e]	2,413,843
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2041	500,000	[a]	534,927
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2061	2,270,000	[a]	2,386,390
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2051	750,000	[a]	796,526
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2036	300,000	[a]	323,408
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	3,092,242
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,141,327

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 22.2% (continued)
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	667,651
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	971,988
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	1,500,000	[a]	1,653,155
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,171,512
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,772,002
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	7,300,327
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	[a]	2,800,373
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,226,117
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,724,139
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,704,835
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		3,272,268
California University, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		541,855
Capistrano Unified School Community Facilities District No. 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,232,915
Chino Valley Unified School District, GO, Ser. B	4.00	8/1/2045	2,610,000		2,953,237
Cloverdale Unified School District, GO, Refunding, Ser. B	4.00	8/1/2049	5,000,000		5,557,012
CMFA Special Finance Agency, Revenue Bonds, Ser. A1	3.00	12/1/2056	1,000,000	[a]	813,099
CMFA Special Finance Agency VIII, Revenue Bonds, Ser. A2	4.00	8/1/2047	3,500,000	[a]	3,153,096
CSCDA Community Improvement Authority, Revenue Bonds	4.00	12/1/2056	2,500,000	[a]	2,212,368
CSCDA Community Improvement Authority, Revenue Bonds, Ser. A2	4.00	9/1/2056	5,000,000	[a]	5,023,572
CSCDA Community Improvement Authority, Revenue Bonds, Ser. B	4.00	2/1/2057	1,000,000	[a]	868,149
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		8,994,000
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		5,228,350
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000		1,855,648
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000		916,078
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		7,862,047
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,253,798
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,631,237
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	15,660,000		14,630,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 22.2% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2022	915,000	[d]	925,087
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	5,000,000	[d]	6,001,623
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2022	915,000	[d]	924,856
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	2.75	6/1/2034	5,000,000		4,901,452
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.29	6/1/2042	6,000,000		5,908,096
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	65,000,000	[f]	9,723,577
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[f]	3,315,105
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[f]	1,755,009
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,011,503
Long Beach Marina System, Revenue Bonds	5.00	5/15/2045	2,000,000		2,134,843
Long Beach Marina System, Revenue Bonds	5.00	5/15/2040	2,500,000		2,680,604
Los Angeles Airports Department, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2048	5,000,000		6,089,754
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2034	1,000,000		1,095,904
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2039	1,000,000		1,093,069
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2046	7,000,000		8,630,944
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2051	5,000,000		6,126,912
Los Angeles Unified School District, GO, Ser. RYQ	4.00	7/1/2044	7,500,000		8,457,975
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2031	2,350,000	[e]	2,734,452
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2030	2,440,000	[e]	2,816,381
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[f]	1,923,836
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		9,527,205
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	10,000,000	[b]	10,510,128
Northern California Gas Authority No. 1, Revenue Bonds, Ser. B, 3 Month LIBOR x .67 +.72%	0.86	7/1/2027	545,000	[g]	542,889
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,948,766
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,132,493
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	2,000,000	[d]	2,105,650
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2023	5,000,000	[d]	5,298,259
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2023	2,000,000	[d]	2,119,304
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2046	2,250,000		2,519,109
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	12,075,000		13,454,944
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000		2,718,708
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000		2,183,601
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	1,615,000	[f]	1,535,859
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	2,385,000	[f]	2,260,643
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,379,341
San Francisco Airport City & County, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		7,520,053

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 22.2% (continued)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2038	2,000,000	[f]	786,560
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2043	7,835,000	[f]	2,281,984
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2025	5,000,000	[d]	5,526,013
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[f]	4,338,969
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[f]	2,528,406
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,141,034
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000		2,326,316
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000		545,929
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000		1,093,679
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000		548,920
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000		876,586
Tobacco Securitization Authority of Southern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,000,000		4,633,040
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2045	1,000,000		1,204,287
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2049	1,000,000		1,198,686
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2039	900,000		1,095,339
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2040	1,000,000		1,215,153
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		7,391,186
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		5,963,556
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2051	15,000,000		16,797,634
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2034	3,000,000		3,879,380
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2035	2,000,000		2,582,993
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		2,930,888
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2041	420,000	[e]	498,363
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2040	365,000	[e]	433,823
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2039	425,000	[e]	505,667
				586,692,064
Colorado - 1.3%
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	2,995,000		3,501,961
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	2,005,000	[d]	2,397,461
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project) Ser. R	5.00	6/1/2027	2,500,000	[d]	2,918,327
Denver City & County, Revenue Bonds, Ser. A	4.00	8/1/2051	10,000,000		11,240,750
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,331,153
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,086,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Colorado - 1.3% (continued)
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	905,000	[a]	963,078
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,661,237
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,725,000		1,869,696
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000		1,008,731
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000		1,150,330
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000		1,120,050
				34,249,289
Connecticut - 1.8%
Connecticut, GO, Ser. 2021 A	3.00	1/15/2040	5,000,000		5,038,004
Connecticut, GO, Ser. 2021 A	3.00	1/15/2038	5,000,000		5,088,375
Connecticut, GO, Ser. 2021 A	3.00	1/15/2037	5,000,000		5,122,501
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2039	2,695,000		3,078,925
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2040	3,000,000		3,421,305
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,725,000		1,969,133
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2039	1,500,000		1,694,841
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	2,000,000		2,464,136
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2037	3,500,000		4,290,880
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	2,000,000		2,447,521
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	2,000,000		2,482,625
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2041	5,000,000	[e]	5,441,413
The Metropolitan District, GO, Ser. A	4.00	7/15/2037	1,125,000		1,283,617
The Metropolitan District, GO, Ser. A	4.00	7/15/2039	500,000		568,594
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	500,000		572,127
The Metropolitan District, GO, Ser. A	4.00	7/15/2036	1,200,000		1,371,862
				46,335,859
Delaware - .2%
Delaware River & Bay Authority, Revenue Bonds	4.00	1/1/2046	1,000,000		1,143,009
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2039	1,790,000	[e]	2,162,127
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2038	425,000	[e]	514,353
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2048	1,000,000		1,078,446
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2040	750,000		817,090
				5,715,025
District of Columbia - 2.8%
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	1,275,000		1,446,826
District of Columbia, Revenue Bonds (Friendship Public Charter School)	5.00	12/1/2022	3,500,000	[d]	3,607,545
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,387,261
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,471,176
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,334,920
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,700,000	[d]	1,811,311
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,100,000	[d]	1,172,025
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,450,000	[d]	1,544,942
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,598,655
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,513,877
District of Columbia, Revenue Bonds, Ser. A	5.00	3/1/2026	10,000,000		11,411,650
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2039	4,000,000		4,574,096
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2038	2,605,000		2,984,261

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
District of Columbia - 2.8% (continued)
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2045	5,000,000		5,655,625
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2040	3,000,000		3,425,060
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[f]	4,141,168
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		5,470,937
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	0.20	10/1/2039	4,300,000	[h]	4,300,000
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	3.00	7/15/2043	4,250,000		4,364,929
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2046	3,000,000		3,394,877
				73,611,141
Florida - 3.8%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,150,368
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,284,905
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000	[i]	405,000
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000	[i]	60,000
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,688,615
Florida Development Finance Corp., Revenue Bonds (Green Bond) Ser. B	7.38	1/1/2049	5,000,000	[a]	5,391,125
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000		1,840,720
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000		7,177,061
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)	5.00	6/1/2051	1,250,000		1,366,703
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000		7,321,514
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	4.00	12/1/2050	10,000,000		10,939,772
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2022	1,100,000	[d]	1,104,198
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000		2,397,212
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000		767,883
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,016,284
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2041	1,250,000		1,396,824
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000		1,818,570
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000		1,683,960
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,077,199
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,298,599
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000		2,754,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Florida - 3.8% (continued)
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2023	14,145,000	[d]	15,132,840
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2046	1,250,000		1,411,089
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000		1,122,752
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2048	1,500,000		1,687,991
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. B	5.00	4/1/2022	5,000,000	[d]	5,018,077
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	6,500,000		7,047,654
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	4.00	7/1/2045	3,700,000		4,035,318
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2049	1,800,000	[f]	626,336
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2041	1,000,000	[f]	497,425
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2042	1,000,000	[f]	474,722
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2045	1,850,000	[f]	765,358
				100,760,199
Georgia - 1.1%
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000		6,959,886
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)	4.00	1/1/2054	5,000,000		5,111,307
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)	5.00	1/1/2054	3,000,000	[a]	3,059,545
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000		2,139,224
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000		2,292,136
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000		1,160,642
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2046	1,200,000		1,324,467
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000		1,078,595
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,200,000		1,391,604
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,723,167
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000		1,675,006
				27,915,579
Hawaii - .4%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.13	11/15/2032	2,050,000		2,094,922
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.25	11/15/2037	1,000,000		1,021,846
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000		7,705,454
				10,822,222
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2051	2,500,000		2,775,772
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2046	2,000,000		2,235,565
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	3,900,000	[d]	3,942,501
				8,953,838

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Illinois - 8.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,344,071
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		815,176
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		2,894,076
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		687,164
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	9,315,125
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	12,310,105
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000		1,144,549
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	6,120,648
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000		5,274,399
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000		1,760,858
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000		1,876,749
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,729,229
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,480,914
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		1,914,771
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,371,832
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2032	600,000		692,490
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2031	1,300,000		1,503,974
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000		4,606,713
Chicago II, GO, Ser. B	7.75	1/1/2042	1,272,000		1,424,805
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,559,903
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,139,967
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000		4,281,614
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000		3,627,163
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,472,756
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000		3,756,378
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000		7,598,538
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000		11,327,712
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000		16,320,550
Illinois, GO	5.50	5/1/2039	2,500,000		2,986,099
Illinois, GO	5.50	5/1/2030	2,500,000		3,019,880
Illinois, GO	5.50	7/1/2038	10,000,000		10,518,834
Illinois, GO	5.50	7/1/2033	2,500,000		2,635,012
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		16,639,606
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000		2,803,746
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000		2,892,153
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000		5,900,777
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		3,302,090
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.25	5/15/2047	3,715,000		3,807,965
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.25	5/15/2023	535,000	[d]	561,361
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.50	7/1/2028	1,560,000		1,645,243
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	5,000,000		5,310,869
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2046	3,215,000		3,945,839
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	3,750,000		4,661,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Illinois - 8.0% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2040	10,000,000	[f]	5,218,711
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	6/15/2052	2,000,000	[e]	2,095,087
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	[e]	2,104,165
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2042	3,000,000	[e]	3,189,164
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	6/15/2050	2,000,000		2,081,403
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000		2,226,193
				209,897,931
Indiana - .6%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,830,151
Indiana Finance Authority, Revenue Bonds (United States Steel) Ser. A	6.75	5/1/2039	1,000,000		1,269,311
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.12	12/1/2039	4,500,000	[h]	4,500,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.10	10/1/2040	1,200,000	[h]	1,200,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.09	11/1/2039	1,100,000	[h]	1,100,000
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000		5,619,877
				16,519,339
Iowa - .0%
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000		1,107,366
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,597,942
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2027	10,000,000		11,537,815
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	10,000,000	[b]	10,662,041
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2023	3,000,000	[d]	3,185,309
				28,983,107
Louisiana - .9%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,529,667
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,751,806
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group)	4.00	6/1/2050	2,750,000		3,040,117
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	4,000,000		3,990,982
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000		2,178,223
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2024	500,000	[d]	549,374

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Louisiana - .9% (continued)
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a]	5,156,354
				23,196,523
Maine - .4%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.25	6/15/2034	1,000,000	[i]	550,000
Maine Finance Authority, Revenue Bonds (Green Bond) (Coastal Resources of Maine Project)	5.38	12/15/2033	4,400,000	[a,i]	2,420,000
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000		5,828,035
Maine Turnpike Authority, Revenue Bonds, Refunding	4.00	7/1/2041	2,250,000	[e]	2,596,630
				11,394,665
Maryland - .2%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		855,819
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		229,723
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	0.19	4/1/2035	5,000,000	[h]	5,000,000
				6,085,542
Massachusetts - 2.9%
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2040	2,500,000		2,865,483
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2041	2,250,000		2,575,061
Commonwealth of Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000		83,559
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000		791,700
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000		805,876
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		6,236,836
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,414,020
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		6,192,085
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[a]	1,681,701
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,230,686
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,688,793
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2023	4,370,000	[d]	4,674,461
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,134,130
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	2,000,000	[a]	2,137,084
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	3,000,000	[a]	3,206,549
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2037	1,000,000	[a]	1,070,390
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000		1,619,230
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,331,557
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000		559,487
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,593,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Massachusetts - 2.9% (continued)
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare System) (LOC; TD Bank NA) Ser. F3	0.19	7/1/2040	1,000,000	[h]	1,000,000
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		11,317,435
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		11,913,089
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	50,000		50,212
				75,173,147
Michigan - 1.9%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.20	10/1/2032	2,300,000	[h]	2,300,000
Detroit, GO	5.00	4/1/2034	1,000,000		1,135,716
Detroit, GO	5.00	4/1/2033	1,150,000		1,306,986
Detroit, GO	5.00	4/1/2035	1,660,000		1,883,734
Detroit, GO	5.00	4/1/2038	1,235,000		1,397,450
Detroit, GO	5.00	4/1/2036	1,200,000		1,360,805
Detroit, GO	5.00	4/1/2029	1,000,000		1,145,999
Detroit, GO	5.00	4/1/2028	900,000		1,033,642
Detroit, GO	5.00	4/1/2030	700,000		799,628
Detroit, GO	5.00	4/1/2032	850,000		966,767
Detroit, GO	5.00	4/1/2031	1,000,000		1,139,182
Detroit, GO, Ser. A	5.00	4/1/2050	2,000,000		2,310,381
Detroit, GO, Ser. A	5.00	4/1/2046	1,250,000		1,451,600
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000		10,728,020
Lakeview School District, GO (LOC; TD Bank NA) Ser. B	0.20	5/1/2032	1,300,000	[h]	1,300,000
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		4,746,823
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Obligated Group)	5.00	8/1/2032	2,000,000		2,153,264
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	4,000,000		4,416,484
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000		1,668,249
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000		2,307,924
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2037	900,000		1,120,975
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2039	850,000		1,052,934
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2035	1,050,000		1,312,794
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2036	325,000		405,249
				49,444,606
Minnesota - .8%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000		4,197,421
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2040	3,250,000		3,724,309
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2039	3,750,000		4,305,282
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	3,250,000		3,735,991
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000		6,335,598
				22,298,601

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Mississippi - .1%
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,763,474
Montana - .2%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2035	1,500,000	[e]	1,679,966
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2036	1,250,000	[e]	1,395,889
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2033	1,100,000	[e]	1,356,572
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2034	1,500,000	[e]	1,846,156
				6,278,583
Nebraska - .9%
Central Plains Energy, Revenue Bonds, Refunding	4.00	8/1/2025	10,000,000	[b]	10,754,996
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		11,717,229
				22,472,225
Nevada - .5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2040	750,000		852,221
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2038	1,700,000		1,938,385
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	850,000		971,004
Henderson, GO, Ser. A1	4.00	6/1/2045	3,000,000		3,411,553
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	5,000,000	[a]	5,200,751
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,442,623	[a]	1,317,596
				13,691,510
New Jersey - 4.2%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2029	5,000,000		6,050,454
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	762,000
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,164,239
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,658,599
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		5,858,953
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2022	2,500,000	[d]	2,531,531
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. PP	5.00	6/15/2024	13,000,000	[d]	14,117,559
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000		2,820,643
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000		1,504,378
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.00	12/15/2039	1,500,000		1,621,248
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/15/2042	3,000,000	[e]	3,253,288
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/15/2041	3,000,000	[e]	3,261,681
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,264,284

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New Jersey - 4.2% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000		17,019,415
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,401,367
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A1	5.00	6/15/2030	1,500,000		1,700,683
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2045	5,000,000		5,380,527
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2050	5,000,000		5,349,835
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000		1,840,548
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	4,000,000		4,496,377
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,656,498
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,385,751
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,370,250
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		8,024,908
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,703,555
				110,198,571
New York - 12.9%
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2051	1,450,000	[a]	1,579,930
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2041	1,200,000	[a]	1,321,979
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	549,283
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	764,375
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,081,177
Build New York City Resource Corp., Revenue Bonds (New Preparatory Charter School Project) Ser. A	4.00	6/15/2051	690,000		714,904
Build New York City Resource Corp., Revenue Bonds (New Preparatory Charter School Project) Ser. A	4.00	6/15/2056	450,000		463,723
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000		552,448
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	2.50	6/15/2031	250,000	[a]	240,914
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	5.00	6/15/2051	1,250,000	[a]	1,418,711
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	4.00	11/15/2045	1,630,000		1,756,738
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	4.75	11/15/2045	10,000,000		11,353,349
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	6,000,000		6,922,977
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C2	5.18	11/15/2049	10,000,000		12,289,975
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,232,613
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.08	10/1/2040	1,300,000	[h]	1,300,000
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.11	4/1/2038	4,900,000	[h]	4,900,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,499,986
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	2,220,000		2,663,975
New York City, GO, Ser. AA1	4.00	8/1/2038	5,000,000		5,611,200
New York City, GO, Ser. AA1	5.00	8/1/2035	2,500,000		3,027,036

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 12.9% (continued)
New York City, GO, Ser. B1	5.00	12/1/2035	2,000,000		2,293,623
New York City, GO, Ser. B1	5.00	10/1/2043	4,000,000		4,780,592
New York City, GO, Ser. F1	3.00	3/1/2041	7,800,000		8,022,210
New York City, GO, Ser. F1	4.00	3/1/2047	3,000,000		3,338,046
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2037	2,250,000		2,247,950
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	2,285,000		2,282,201
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000		1,737,533
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000		4,915,176
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000		2,554,472
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000		5,553,282
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.11	6/15/2035	4,700,000	[h]	4,700,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	0.19	6/15/2035	6,100,000	[h]	6,100,000
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2042	5,000,000		5,609,943
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2039	5,000,000		5,647,717
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2045	3,500,000		3,905,533
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,395,495
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2041	5,000,000		5,625,578
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,082,563
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2035	10,000,000		12,172,468
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	4.00	7/15/2037	2,500,000		2,772,712
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2033	3,250,000		3,898,104
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	4.00	8/1/2041	5,000,000		5,550,677
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2051	4,585,000		4,947,918
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	3.00	9/15/2043	5,000,000	[e]	4,943,965
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,003,244
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		3,969,959
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,327,243
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	3.00	11/15/2051	2,500,000		2,399,139
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	8/1/2043	750,000		826,988
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2042	5,500,000		6,716,266
New York State Dormitory Authority, Revenue Bonds (Northern Westchester Hospital Association) (LOC; TD Bank NA)	0.19	11/1/2034	2,300,000	[h]	2,300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 12.9% (continued)
New York State Dormitory Authority, Revenue Bonds (The Trustees of Columbia University) Ser. A	5.00	10/1/2048	2,000,000		2,886,831
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		517,196
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	14,510,000		17,314,742
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2049	10,000,000		11,071,803
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2045	2,500,000		2,781,814
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	3.00	3/15/2040	5,000,000		5,051,925
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000		5,359,836
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000		9,354,540
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000		5,767,489
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000		2,814,061
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,510,367
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	1,000,000		997,904
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000		1,018,930
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000		2,133,884
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000		815,324
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000		466,892
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport)	5.25	8/1/2031	1,645,000		1,866,016
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport)	5.38	8/1/2036	1,000,000		1,178,679
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000		4,413,520
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	4.00	7/1/2039	750,000		785,946
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2039	2,250,000		2,527,049
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2040	1,620,000		1,816,498
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	3,000,000		3,386,818
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2038	2,500,000		2,815,021
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000		2,040,786
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.08	1/1/2032	1,900,000	[h]	1,900,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.11	1/1/2031	8,100,000	[h]	8,100,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[f]	3,904,033
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	4.00	5/15/2046	4,000,000		4,483,047

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 12.9% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	5,000,000		6,085,254
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[f]	1,775,985
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[f]	4,072,255
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	4.00	11/15/2054	1,750,000		1,936,560
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2051	4,000,000		4,875,598
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	3,500,000		4,234,563
Westchester County Industrial Development Agency, Revenue Bonds, Refunding (Northern Westchester Hospital Association) (LOC; TD BANK N.A.)	0.20	11/1/2024	600,000	[h]	600,000
				341,527,056
North Carolina - .8%
North Carolina, Revenue Bonds, Ser. B	4.00	5/1/2035	3,250,000		3,747,679
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000		1,795,529
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2039	750,000		944,326
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2038	755,000		954,709
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2041	1,000,000		1,254,928
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2040	750,000		942,667
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2037	750,000		950,303
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2034	1,000,000		1,273,887
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2035	750,000		953,590
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2036	750,000		951,833
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000		5,972,980
				19,742,431
Ohio - 2.8%
Akron , Revenue Bonds, Refunding	4.00	12/1/2033	1,950,000	[e]	2,225,534
Akron , Revenue Bonds, Refunding	4.00	12/1/2032	1,900,000	[e]	2,177,747
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,000,000		10,893,940
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000		2,715,676
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,674,998
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,779,475
Franklin County, Revenue Bonds, Ser. A	4.00	12/1/2049	2,500,000		2,760,302
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	9,350,000		11,552,840
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000		1,618,509
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2051	1,000,000		1,113,121
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2041	500,000		565,041
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,270,626
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,173,032
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) (LOC; PNC Bank NA) Ser. A	0.10	1/15/2046	2,000,000	[h]	2,000,000
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000		1,426,491
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000		880,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Ohio - 2.8% (continued)
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000		1,762,951
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000		1,660,434
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a]	2,738,829
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2052	5,000,000		5,369,743
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000		5,397,099
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.70	2/15/2034	3,000,000	[c]	3,627,065
Southern Ohio Port Authority, Revenue Bonds (PureCycle Project) Ser. A	7.00	12/1/2042	4,000,000	[a]	4,104,484
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000		1,042,941
				74,530,992
Oregon - .8%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2027	1,275,000		1,504,487
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2022	1,745,000		1,767,306
Oregon, GO, Refunding, Ser. M	0.10	12/1/2044	2,300,000	[h]	2,300,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248A	6.50	4/1/2031	2,000,000	[a,i]	120,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248D	6.50	4/1/2031	2,000,000	[a,i]	120,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248F	11.50	4/1/2031	1,000,000	[i]	60,000
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2032	2,700,000	[c]	3,374,118
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2031	2,500,000	[c]	3,129,962
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2035	2,425,000	[c]	3,021,436
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2033	2,200,000	[c]	2,746,593
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	700,000	[a]	825,716
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2036	700,000	[a]	830,142
				19,799,760
Pennsylvania - 2.2%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	4.88	11/1/2024	2,000,000		2,136,000
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	5.13	5/1/2030	1,750,000		2,051,949
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000		4,095,324
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	4,000,000		4,684,204
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2050	4,070,000		4,448,106
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000		1,667,258
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000		3,586,382
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000		1,552,160
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000		2,083,982
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000		2,366,422

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 2.2% (continued)
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000		722,685
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000		1,302,932
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000		1,317,030
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000		718,558
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000		704,779
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,916,458
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a,i]	1,200,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	8,000,000		7,997,242
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2051	8,000,000		8,979,407
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	5,000,000		5,548,369
				59,079,247
Rhode Island - .3%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000		1,197,720
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		7,781,756
				8,979,476
South Carolina - .3%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,280,436
Spartanburg Regional Health Services District, Revenue Bonds, Refunding (Health Services District)	4.00	4/15/2036	1,370,000		1,564,121
Spartanburg Regional Health Services District, Revenue Bonds, Refunding (Health Services District)	4.00	4/15/2037	835,000		950,563
Spartanburg Regional Health Services District, Revenue Bonds, Refunding (Health Services District)	5.00	4/15/2035	1,580,000		1,971,200
Spartanburg Regional Health Services District, Revenue Bonds, Refunding (Health Services District)	5.00	4/15/2034	1,505,000		1,886,210
				8,652,530
Tennessee - .5%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	11/1/2035	8,000,000	[h]	8,000,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	7/1/2034	2,000,000	[h]	2,000,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.08	2/1/2036	1,100,000	[h]	1,100,000
New Memphis Arena Public Building Authority, Revenue Bonds	4.00	4/1/2031	750,000	[c]	750,731
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)	0.00	4/1/2032	775,000	[f]	605,907
				12,456,638
Texas - 9.4%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,216,051
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,472,289
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000		860,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 9.4% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000		614,827
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000		334,684
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		974,528
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		2,006,511
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		1,071,293
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		14,908,772
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,864,196
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	7,300,000	[d]	8,181,451
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. B	4.00	1/1/2051	4,255,000		4,633,946
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000		1,480,350
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	6,000,000	[d]	6,117,461
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	16,235,000		17,485,017
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,789,395
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,592,919
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		2,931,057
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000		4,140,705
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		20,000,290
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	5,000,000		5,622,798
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2047	2,500,000		3,070,209
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2035	5,000,000		5,690,668
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2034	6,500,000		7,432,879
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2045	2,000,000		2,228,435
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	5,000,000		5,006,700
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.13	8/15/2049	2,240,000		2,256,219
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		5,479,564
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		5,841,732
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.50	10/1/2023	4,500,000	[d]	4,810,585
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	[c]	2,251,723
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	[c]	2,831,780
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	[c]	2,534,531
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000		971,591
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000		805,727
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000		1,076,920
Houston Airport System, Revenue Bonds (United Airlines)	4.00	7/15/2041	1,000,000		1,034,208
Houston Airport System, Revenue Bonds (United Airlines) Ser. A	4.00	7/1/2041	1,250,000		1,292,555

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 9.4% (continued)
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000		1,121,941
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000		1,121,285
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000		1,121,941
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,417,343
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000		4,861,581
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	818,665
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,090,105
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,293,924
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/2/2038	5,000,000		5,623,965
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2041	2,000,000		2,257,955
Port Beaumont Navigation District, Revenue Bonds	2.75	1/1/2036	1,000,000	[a]	903,929
Port Beaumont Navigation District, Revenue Bonds	2.88	1/1/2041	1,000,000	[a]	855,714
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	3.63	1/1/2035	1,500,000	[a]	1,502,550
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2050	1,500,000	[a]	1,497,432
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		1,053,320
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	4.00	2/1/2041	1,000,000		1,147,803
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2042	4,000,000		5,004,897
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2044	2,000,000		2,485,121
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		7,843,335
Texas, GO, Ser. A	0.20	6/1/2043	3,200,000	[h]	3,200,000
Texas, GO, Ser. B	0.20	12/1/2041	2,500,000	[h]	2,500,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2030	2,000,000		2,407,370
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2032	1,500,000		1,854,661
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,700,000		2,073,625
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,088,315
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	6.75	6/30/2043	5,000,000		5,412,889
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	7.00	12/31/2038	10,000,000		10,867,473
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000		1,766,488
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000		1,653,255
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2037	1,250,000		1,387,515
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	1,250,000		1,387,515
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2036	3,100,000		3,446,418
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000		1,656,083

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 9.4% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2038	2,000,000		2,214,011
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2038	2,000,000		2,214,011
Texas Transportation Commission, Revenue Bonds	5.00	8/1/2057	2,000,000		2,230,633
				249,298,008
U.S. Related - 4.4%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	570,000		608,961
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	360,000		385,368
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2023	1,430,000	[d]	1,537,054
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2023	1,640,000	[d]	1,765,975
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2034	600,000		637,995
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2043	480,000		510,784
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2023	400,000	[d]	431,506
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2023	520,000	[d]	561,972
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,671,728
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000		1,899,099
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000		2,410,749
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000		2,337,506
Puerto Rico, GO, Refunding, Ser. A	5.00	7/1/2041	2,500,000	[i]	2,281,250
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	10,000,000	[i]	9,012,505
Puerto Rico, GO, Ser. A	5.00	7/1/2027	2,555,000	[i]	2,548,614
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	5,000,000	[a]	5,864,823
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	15,000,000	[a]	17,803,854
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	7,500,000	[a]	8,503,505
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	2,000,000		2,028,810
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,540,127
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[i]	1,980,000
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[i]	10,224,991
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	4,605,492		4,329,162
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2032	220,000	[i]	132,550
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2025	110,000	[i]	66,275
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. G	5.00	7/1/2042	120,000	[i]	72,300
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[i]	72,300
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	3/30/2022	500,000	[i]	258,125

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
U.S. Related - 4.4% (continued)
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2041	10,000,000	[i]	5,187,529
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[f]	388,925
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[f]	324,212
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[f]	408,588
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,348,000	[f]	1,023,462
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,338,000	[f]	1,734,109
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[f]	351,929
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	185,000	[f]	176,066
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,659,929
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		230,426
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,687,672
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		9,849,713
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,312,712
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		68,900
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		936,773
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000		2,256,295
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000		1,499,257
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	6.75	10/1/2037	1,250,000		1,261,042
				116,835,427
Utah - .6%
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds (Mountain Village Assignment Area #2)	4.00	8/1/2050	2,000,000	[a]	1,903,809
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000		1,849,032
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	1,500,000		1,433,909
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000		975,523
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000		724,293
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000		1,324,893
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	4.00	5/15/2043	2,750,000		3,090,674
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	5.00	5/15/2050	3,000,000		3,614,267
				14,916,400
Virginia - 2.0%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000		5,619,269
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	[c]	2,139,898
Richmond Public Utility, Revenue Bonds, Ser. A	4.00	1/15/2050	3,000,000		3,364,734
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	10,000,000		8,706,303
University of Virginia, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2045	3,950,000		4,212,015
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	5.25	1/1/2032	4,000,000		4,058,414
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	6.00	1/1/2037	1,665,000		1,691,669
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		5,163,243
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,568,123
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	4.00	1/1/2048	3,500,000		3,792,267
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	[e]	1,078,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Virginia - 2.0% (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2045	3,000,000		3,272,911
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2040	3,000,000		3,306,507
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2051	2,750,000		3,000,468
				53,974,354
Washington - .9%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	5,000,000		5,318,559
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2035	1,250,000		1,545,360
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2034	1,250,000		1,552,368
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Research Center) Ser. C, 1 Month MUNIPSA +1.05%	1.25	7/3/2023	7,965,000	[b,g]	7,997,437
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2040	1,000,000	[a]	1,122,019
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2045	1,200,000	[a]	1,328,301
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2048	1,000,000	[a]	1,102,134
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	9/1/2050	1,000,000		1,097,979
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	9/1/2050	1,500,000		1,791,588
				22,855,745
West Virginia - .6%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000		11,972,587
West Virginia Economic Development Authority, Revenue Bonds (Arch Resources)	5.00	7/1/2025	1,000,000	[b]	1,057,472
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2039	1,450,000		1,717,191
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2038	1,500,000		1,779,304
				16,526,554
Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	1,537,500
Public Finance Authority, Revenue Bonds (Nevada State College)	5.00	5/1/2055	5,000,000	[a]	3,922,615
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,886,612
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,125,686
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000		2,460,279
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,473,842
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000		7,232,010
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[f]	1,611,293
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[f]	3,826,819

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Wisconsin - 1.3% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	5,078,189
				33,154,845
Total Long-Term Municipal Investments (cost $2,581,637,184)			2,654,518,505

Short-Term Municipal Investments - .2%
U.S. Related - .2%
Puerto Rico, GO, Refunding, Ser. A-PSA (cost $5,557,125)	4.13	7/1/2022	6,090,000	[i] 5,625,637
Total Investments (cost $2,620,194,309)			101.9%	2,691,058,251
Liabilities, Less Cash and Receivables			(1.9%)	(49,673,155)
Net Assets			100.0%	2,641,385,096

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $257,106,573 or 9.73% of net assets.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

i Non-income producing—security in default.

Portfolio Summary (Unaudited) †	Value (%)
General	16.4
Education	14.8
Transportation	12.5
General Obligation	10.3
Medical	8.6
Development	7.0
Airport	6.0
Prerefunded	4.5
School District	4.5
Tobacco Settlement	3.6
Water	2.5
Housing	2.4
Nursing Homes	2.2
Power	2.2
Multifamily Housing	1.6
Utilities	1.0
Healthcare-Services	.7
Facilities	.5
Pollution	.3
Special Tax	.3
101.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	50	6/21/2022	6,313,186	6,371,875	(58,689)
U.S. Treasury Long Bond	100	6/21/2022	15,440,434	15,668,750	(228,316)
U.S. Treasury Ultra Long Bond	625	6/21/2022	114,705,838	116,210,938	(1,505,100)
Ultra 10 Year U.S. Treasury Notes	875	6/21/2022	122,194,354	123,662,114	(1,467,760)
Gross Unrealized Depreciation				(3,259,865)

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($):
Investments in securities—See Statements of Investments†	2,902,813,586	928,752,242	160,725,400	351,959,019
Interest receivable	27,888,353	6,822,786	1,696,329	2,993,775
Receivable for investment securities sold	13,205,469	-	-	-
Receivable for shares of Beneficial Interest subscribed	9,257,661	1,971,060	115,000	68,033
Cash collateral held by broker—Note 4	1,004,399	-	56,350	120,050
Prepaid expenses	37,460	21,758	15,514	14,850
	2,954,206,928	937,567,846	162,608,593	355,155,727
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	1,053,686	276,314	70,511	139,178
Cash overdraft due to Custodian	3,108,479	445,419	210,257	395,757
Payable for investment securities purchased	173,138,576	102,391,389	5,910,044	8,944,515
Payable for shares of Beneficial Interest redeemed	2,664,480	2,439,623	214,277	16,179
Payable for futures variation margin—Note 4	768,750	-	43,125	91,875
Trustees’ fees and expenses payable	37,446	24,979	4,740	8,776
Other accrued expenses	85,726	62,590	41,141	49,347
	180,857,143	105,640,314	6,494,095	9,645,627
Net Assets ($)	2,773,349,785	831,927,532	156,114,498	345,510,100
Composition of Net Assets ($):
Paid-in capital	2,726,640,306	840,725,973	151,823,686	340,371,849
Total distributable earnings (loss)	46,709,479	(8,798,441)	4,290,812	5,138,251
Net Assets ($)	2,773,349,785	831,927,532	156,114,498	345,510,100
† Investments at cost ($)	2,860,104,909	936,547,013	157,243,178	347,036,466
Net Asset Value Per Share
Class M
Net Assets ($)	2,689,386,645	812,462,121	147,627,388	328,372,627
Shares Outstanding	198,820,968	64,248,847	12,255,357	25,874,592
Net Asset Value Per Share ($)	13.53	12.65	12.05	12.69
Investor Shares
Net Assets ($)	83,963,140	19,465,411	8,487,110	17,137,473
Shares Outstanding	6,214,834	1,540,338	705,487	1,350,779
Net Asset Value Per Share ($)	13.51	12.64	12.03	12.69

See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Assets ($):
Investments in securities—See Statements of Investments†	166,872,877	2,691,058,251
Interest receivable	1,609,205	24,122,694
Receivable for shares of Beneficial Interest subscribed	1,335,505	2,613,514
Cash collateral held by broker—Note 4	58,800	6,636,244
Receivable for investment securities sold	-	2,876,163
Prepaid expenses	19,586	38,774
	169,895,973	2,727,345,640
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	67,273	1,319,054
Cash overdraft due to Custodian	134,274	3,604,628
Payable for investment securities purchased	7,953,964	75,464,759
Payable for futures variation margin—Note 4	45,000	4,339,062
Payable for shares of Beneficial Interest redeemed	10,184	1,070,984
Trustees’ fees and expenses payable	3,652	58,880
Other accrued expenses	47,515	103,177
	8,261,862	85,960,544
Net Assets ($)	161,634,111	2,641,385,096
Composition of Net Assets ($):
Paid-in capital	160,308,998	2,557,253,983
Total distributable earnings (loss)	1,325,113	84,131,113
Net Assets ($)	161,634,111	2,641,385,096
† Investments at cost ($)	165,615,634	2,620,194,309
Net Asset Value Per Share
Class M
Net Assets ($)	150,987,269	2,540,690,839
Shares Outstanding	13,845,272	189,588,509
Net Asset Value Per Share ($)	10.91	13.40
Investor Shares
Net Assets ($)	10,646,842	100,694,257
Shares Outstanding	975,710	7,510,269
Net Asset Value Per Share ($)	10.91	13.41

See notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Income ($):
Interest Income	33,240,798	6,326,219	2,204,353	4,098,063
Expenses:
Investment advisory fee—Note 3(a)	4,913,565	1,518,340	439,384	608,290
Administration fee—Note 3(a)	1,738,114	537,035	108,760	215,172
Trustees’ fees and expenses—Note 3(c)	117,769	35,776	7,265	14,947
Shareholder servicing costs—Note 3(b)	115,452	23,972	11,482	17,513
Professional fees	61,097	28,826	22,257	26,606
Registration fees	30,935	18,630	15,488	16,223
Custodian fees—Note 3(b)	29,868	11,801	3,571	5,020
Loan commitment fees—Note 2	10,196	117	468	335
Prospectus and shareholders’ reports	8,062	4,769	4,247	4,584
Chief Compliance Officer fees—Note 3(b)	7,254	7,254	7,254	7,254
Miscellaneous	53,141	35,479	16,557	27,379
Total Expenses	7,085,453	2,221,999	636,733	943,323
Less—reduction in expenses due to undertakings—Note 3(a)	-	(289,264)	(106,375)	-
Net Expenses	7,085,453	1,932,735	530,358	943,323
Net Investment Income	26,155,345	4,393,484	1,673,995	3,154,740
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,702,270	(900,331)	1,190,050	183,825
Net realized gain (loss) on futures	3,126,546	-	154,002	104,722
Net Realized Gain (Loss)	4,828,816	(900,331)	1,344,052	288,547
Net change in unrealized appreciation (depreciation) on investments	(134,127,782)	(19,001,042)	(8,778,371)	(15,028,226)
Net change in unrealized appreciation (depreciation) on futures	(638,630)	-	(35,063)	(79,803)
Net Change in Unrealized Appreciation (Depreciation)	(134,766,412)	(19,001,042)	(8,813,434)	(15,108,029)
Net Realized and Unrealized Gain (Loss) on Investments	(129,937,596)	(19,901,373)	(7,469,382)	(14,819,482)
Net (Decrease) in Net Assets Resulting from Operations	(103,782,251)	(15,507,889)	(5,795,387)	(11,664,742)

See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Investment Income ($):
Interest Income	1,851,382	41,588,338
Expenses:
Investment advisory fee—Note 3(a)	402,842	6,663,297
Administration fee—Note 3(a)	99,752	1,649,996
Professional fees	22,761	56,723
Registration fees	15,363	32,545
Shareholder servicing costs—Note 3(b)	14,208	131,576
Prospectus and shareholders’ reports	9,519	6,579
Chief Compliance Officer fees—Note 3(b)	7,254	7,254
Trustees’ fees and expenses—Note 3(c)	6,648	114,614
Custodian fees—Note 3(b)	3,349	26,082
Loan commitment fees—Note 2	634	1,351
Miscellaneous	18,226	75,939
Total Expenses	600,556	8,765,956
Less—reduction in expenses due to undertakings—Note 3(a)	(110,672)	-
Net Expenses	489,884	8,765,956
Net Investment Income	1,361,498	32,822,382
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	122,714	2,147,055
Net realized gain (loss) on futures	230,934	15,374,641
Net Realized Gain (Loss)	353,648	17,521,696
Net change in unrealized appreciation (depreciation) on investments	(7,512,749)	(147,390,886)
Net change in unrealized appreciation (depreciation) on futures	(36,003)	(3,455,888)
Net Change in Unrealized Appreciation (Depreciation)	(7,548,752)	(150,846,774)
Net Realized and Unrealized Gain (Loss) on Investments	(7,195,104)	(133,325,078)
Net (Decrease) in Net Assets Resulting from Operations	(5,833,606)	(100,502,696)

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	26,155,345	53,492,407	4,393,484	10,924,872
Net realized gain (loss) on investments	4,828,816	15,395,379	(900,331)	2,720,227
Net change in unrealized appreciation (depreciation) on investments	(134,766,412)	21,708,600	(19,001,042)	(3,117,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,782,251)	90,596,386	(15,507,889)	10,528,024
Distributions ($):
Distributions to shareholders:
Class M	(38,778,792)	(61,356,523)	(4,297,982)	(10,757,625)
Investor Shares	(1,199,961)	(1,590,505)	(72,923)	(135,076)
Total Distributions	(39,978,753)	(62,947,028)	(4,370,905)	(10,892,701)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	309,626,406	544,770,811	107,854,255	278,287,755
Investor Shares	23,981,727	73,572,140	10,559,420	20,515,295
Distributions reinvested:
Class M	7,847,014	9,802,822	619,045	1,558,087
Investor Shares	957,759	1,267,171	63,755	117,542
Cost of shares redeemed:
Class M	(229,423,045)	(426,063,826)	(170,605,778)	(429,297,186)
Investor Shares	(31,227,458)	(44,604,545)	(9,445,532)	(15,861,368)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	81,762,403	158,744,573	(60,954,835)	(144,679,875)
Total Increase (Decrease) in Net Assets	(61,998,601)	186,393,931	(80,833,629)	(145,044,552)
Net Assets ($):
Beginning of Period	2,835,348,386	2,648,954,455	912,761,161	1,057,805,713
End of Period	2,773,349,785	2,835,348,386	831,927,532	912,761,161
Capital Share Transactions (Shares):
Class Ma
Shares sold	22,195,027	38,475,024	8,410,472	21,492,507
Shares issued for distributions reinvested	561,036	691,859	48,307	120,327
Shares redeemed	(16,455,054)	(30,095,486)	(13,290,770)	(33,141,047)
Net Increase (Decrease) in Shares Outstanding	6,301,009	9,071,397	(4,831,991)	(11,528,213)
Investor Shares[a]
Shares sold	1,718,205	5,200,896	822,991	1,585,385
Shares issued for distributions reinvested	68,706	89,548	4,979	9,083
Shares redeemed	(2,252,890)	(3,151,307)	(736,175)	(1,225,052)
Net Increase (Decrease) in Shares Outstanding	(465,979)	2,139,137	91,795	369,416

[a]

During the period ended February 28, 2022, 1,705,623 Class M shares representing $23,807,160 were exchanged for 1,707,645 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 802,281 Class M shares representing $10,299,879 were exchanged for 802,859 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund. During the period ended August 31, 2021, 5,031,030 Class M shares representing $71,253,580 were exchanged for 5,037,123 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,477,553 Class M shares representing $19,132,457 were exchanged for 1,478,514 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund.

See notes to financial statements.

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	1,673,995	3,804,983	3,154,740	6,290,513
Net realized gain (loss) on investments	1,344,052	913,941	288,547	381,004
Net change in unrealized appreciation (depreciation) on investments	(8,813,434)	923,648	(15,108,029)	2,844,403
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,795,387)	5,642,572	(11,664,742)	9,515,920
Distributions ($):
Distributions to shareholders:
Class M	(2,953,371)	(4,824,864)	(3,192,210)	(6,095,786)
Investor Shares	(154,593)	(212,120)	(116,511)	(167,310)
Total Distributions	(3,107,964)	(5,036,984)	(3,308,721)	(6,263,096)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	7,668,245	30,418,656	33,667,007	56,685,575
Investor Shares	1,103,971	1,666,168	9,390,004	5,551,289
Distributions reinvested:
Class M	565,471	662,644	399,653	756,338
Investor Shares	117,302	167,993	99,045	136,452
Cost of shares redeemed:
Class M	(38,365,341)	(29,334,430)	(33,322,811)	(31,020,928)
Investor Shares	(1,475,560)	(1,898,486)	(3,364,947)	(2,354,941)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(30,385,912)	1,682,545	6,867,951	29,753,785
Total Increase (Decrease) in Net Assets	(39,289,263)	2,288,133	(8,105,512)	33,006,609
Net Assets ($):
Beginning of Period	195,403,761	193,115,628	353,615,612	320,609,003
End of Period	156,114,498	195,403,761	345,510,100	353,615,612
Capital Share Transactions (Shares):
Class Ma
Shares sold	613,976	2,404,963	2,591,261	4,293,054
Shares issued for distributions reinvested	45,374	52,349	30,712	57,311
Shares redeemed	(3,078,265)	(2,318,903)	(2,558,321)	(2,350,322)
Net Increase (Decrease) in Shares Outstanding	(2,418,915)	138,409	63,652	2,000,043
Investor Shares[a]
Shares sold	88,686	131,546	720,159	420,939
Shares issued for distributions reinvested	9,450	13,293	7,634	10,340
Shares redeemed	(120,083)	(150,010)	(258,941)	(178,669)
Net Increase (Decrease) in Shares Outstanding	(21,947)	(5,171)	468,852	252,610

[a]

During the period ended February 28, 2022, 73,835 Class M shares representing $924,721 were exchanged for 73,945 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 662,269 Class M shares representing $8,632,909 were exchanged for 662,495 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund. During the period ended August 31, 2021, 108,560 Class M shares representing $1,377,595 were exchanged for 108,721 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 444,147 Class M shares representing $5,865,619 were exchanged for 444,366 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund		BNY Mellon Municipal Opportunities Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	1,361,498	2,978,931	32,822,382	64,588,623
Net realized gain (loss) on investments	353,648	1,771,646	17,521,696	20,752,745
Net change in unrealized appreciation (depreciation) on investments	(7,548,752)	1,765,695	(150,846,774)	81,746,389
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,833,606)	6,516,272	(100,502,696)	167,087,757
Distributions ($):
Distributions to shareholders:
Class M	(2,880,444)	(3,868,766)	(35,165,223)	(62,715,700)
Investor Shares	(201,183)	(240,477)	(1,314,376)	(1,816,499)
Total Distributions	(3,081,627)	(4,109,243)	(36,479,599)	(64,532,199)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	12,810,133	20,363,842	226,556,459	608,196,308
Investor Shares	531,362	2,561,074	32,081,397	73,190,503
Distributions reinvested:
Class M	828,839	807,107	8,711,070	15,673,056
Investor Shares	190,270	224,304	1,116,733	1,590,066
Cost of shares redeemed:
Class M	(6,600,092)	(21,667,418)	(131,943,369)	(341,660,326)
Investor Shares	(842,287)	(2,064,252)	(30,217,473)	(29,869,689)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,918,225	224,657	106,304,817	327,119,918
Total Increase (Decrease) in Net Assets	(1,997,008)	2,631,686	(30,677,478)	429,675,476
Net Assets ($):
Beginning of Period	163,631,119	160,999,433	2,672,062,574	2,242,387,098
End of Period	161,634,111	163,631,119	2,641,385,096	2,672,062,574
Capital Share Transactions (Shares):
Class Ma
Shares sold	1,143,229	1,782,978	16,356,657	43,938,972
Shares issued for distributions reinvested	73,429	70,718	630,877	1,129,850
Shares redeemed	(586,246)	(1,892,268)	(9,559,926)	(24,688,319)
Net Increase (Decrease) in Shares Outstanding	630,412	(38,572)	7,427,608	20,380,503
Investor Shares[a]
Shares sold	46,948	223,015	2,313,444	5,269,841
Shares issued for distributions reinvested	16,877	19,634	80,868	114,306
Shares redeemed	(75,732)	(179,959)	(2,193,511)	(2,157,144)
Net Increase (Decrease) in Shares Outstanding	(11,907)	62,690	200,801	3,227,003

[a]

During the period ended February 28, 2022, 45,654 Class M shares representing $516,942 were exchanged for 45,625 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 1,802,910 Class M shares representing $24,949,654 were exchanged for 1,801,993 Investor shares for BNY Mellon Municipal Opportunities Fund. During the period ended August 31, 2021, 219,587 Class M shares representing $2,521,027 were exchanged for 219,528 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 3,747,468 Class M shares representing $51,879,722 were exchanged for 3,745,686 Investor shares for BNY Mellon Municipal Opportunities Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	14.23		14.09	14.04	13.29	13.64		14.00
Investment Operations:
Net investment income[a]	.13		.28	.30	.33	.34		.34
Net realized and unrealized gain (loss) on investments	(.63)		.19	.05	.75	(.35)		(.27)
Total from Investment Operations	(.50)		.47	.35	1.08	(.01)		.07
Distributions:
Dividends from net investment income	(.13)		(.28)	(.30)	(.33)	(.34)		(.34)
Dividends from net realized gain on investments	(.07)		(.05)	-	-	(.00)	[b]	(.09)
Total Distributions	(.20)		(.33)	(.30)	(.33)	(.34)		(.43)
Net asset value, end of period	13.53		14.23	14.09	14.04	13.29		13.64
Total Return (%)	(3.56)	[c]	3.34	2.54	8.26	(.05)		.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	[d]	.50	.50	.50	.50		.50
Ratio of net expenses to average net assets	.50	[d]	.50	.50	.50	.50		.50
Ratio of net investment income to average net assets	1.87	[d]	1.95	2.16	2.45	2.54		2.52
Portfolio Turnover Rate	31.01	[c]	46.51	45.62	61.91	38.75		32.14
Net Assets, end of period ($ x 1,000)	2,689,387		2,740,368	2,585,034	2,498,913	2,144,898		2,093,660

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	14.22		14.07	14.02	13.28	13.63		13.99
Investment Operations:
Net investment income[a]	.11		.24	.27	.30	.31		.31
Net realized and unrealized gain (loss) on investments	(.64)		.20	.04	.74	(.36)		(.27)
Total from Investment Operations	(.53)		.44	.31	1.04	(.05)		.04
Distributions:
Dividends from net investment income	(.11)		(.24)	(.26)	(.30)	(.30)		(.31)
Dividends from net realized gain on investments	(.07)		(.05)	-	-	(.00)	[b]	(.09)
Total Distributions	(.18)		(.29)	(.26)	(.30)	(.30)		(.40)
Net asset value, end of period	13.51		14.22	14.07	14.02	13.28		13.63
Total Return (%)	(3.76)	[c]	3.16	2.29	7.92	(.30)		.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	[d]	.75	.75	.75	.75		.75
Ratio of net expenses to average net assets	.75	[d]	.75	.75	.75	.75		.75
Ratio of net investment income to average net assets	1.62	[d]	1.70	1.92	2.22	2.29		2.27
Portfolio Turnover Rate	31.01	[c]	46.51	45.62	61.91	38.75		32.14
Net Assets, end of period ($ x 1,000)	83,963		94,980	63,920	51,184	47,265		52,216

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.94		12.95	12.91	12.71	12.83	12.87
Investment Operations:
Net investment income[a]	.06		.14	.17	.18	.14	.12
Net realized and unrealized gain (loss) on investments	(.28)		(.01)	.04	.20	(.12)	(.02)
Total from Investment Operations	(.22)		.13	.21	.38	.02	.10
Distributions:
Dividends from net investment income	(.07)		(.14)	(.17)	(.18)	(.14)	(.12)
Dividends from net realized gain on investments	-		-	-	-	-	(.02)
Total Distributions	(.07)		(.14)	(.17)	(.18)	(.14)	(.14)
Net asset value, end of period	12.65		12.94	12.95	12.91	12.71	12.83
Total Return (%)	(1.75)	[b]	1.03	1.64	3.03	.18	.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	[c]	.51	.51	.50	.51	.51
Ratio of net expenses to average net assets	.44	[c]	.48	.51	.50	.51	.51
Ratio of net investment income to average net assets	1.02	[c]	1.10	1.34	1.44	1.12	.94
Portfolio Turnover Rate	37.36	[b]	66.89	92.41	128.58	58.52	35.60
Net Assets, end of period ($ x 1,000)	812,462		894,027	1,043,840	1,129,486	912,838	889,237

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	(unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.93		12.94	12.90	12.70	12.82	12.86
Investment Operations:
Net investment income[a]	.05		.11	.14	.15	.11	.09
Net realized and unrealized gain (loss) on investments	(.29)		(.01)	.04	.20	(.12)	(.02)
Total from Investment Operations	(.24)		.10	.18	.35	(.01)	.07
Distributions:
Dividends from net investment income	(.05)		(.11)	(.14)	(.15)	(.11)	(.09)
Dividends from net realized gain on investments	-		-	-	-	-	(.02)
Total Distributions	(.05)		(.11)	(.14)	(.15)	(.11)	(.11)
Net asset value, end of period	12.64		12.93	12.94	12.90	12.70	12.82
Total Return (%)	(1.87)	[b]	.78	1.39	2.78	(.07)	.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	[c]	.76	.76	.75	.76	.76
Ratio of net expenses to average net assets	.69	[c]	.73	.76	.75	.76	.76
Ratio of net investment income to average net assets	.77	[c]	.85	1.09	1.20	.87	.72
Portfolio Turnover Rate	37.36	[b]	66.89	92.41	128.58	58.52	35.60
Net Assets, end of period ($ x 1,000)	19,465		18,734	13,965	14,608	9,158	13,526

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.69		12.65	12.61	11.95	12.24	12.68
Investment Operations:
Net investment income[a]	.12		.24	.27	.29	.29	.30
Net realized and unrealized gain (loss) on investments	(.53)		.12	.06	.66	(.27)	(.24)
Total from Investment Operations	(.41)		.36	.33	.95	.02	.06
Distributions:
Dividends from net investment income	(.12)		(.24)	(.27)	(.29)	(.29)	(.30)
Dividends from net realized gain on investments	(.11)		(.08)	(.02)	-	(.02)	(.20)
Total Distributions	(.23)		(.32)	(.29)	(.29)	(.31)	(.50)
Net asset value, end of period	12.05		12.69	12.65	12.61	11.95	12.24
Total Return (%)	(3.31)	[b]	2.91	2.68	8.09	.22	.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	[c]	.71	.72	.70	.70	.70
Ratio of net expenses to average net assets	.59	[c]	.66	.71	.70	.70	.70
Ratio of net investment income to average net assets	1.92	[c]	1.93	2.15	2.41	2.44	2.44
Portfolio Turnover Rate	28.15	[b]	47.09	51.36	69.91	38.13	20.07
Net Assets, end of period ($ x 1,000)	147,627		186,186	183,861	191,702	184,216	209,457

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.67		12.63	12.59	11.93	12.23	12.67
Investment Operations:
Net investment income[a]	.10		.21	.24	.26	.27	.27
Net realized and unrealized gain (loss) on investments	(.53)		.12	.06	.66	(.29)	(.24)
Total from Investment Operations	(.43)		.33	.30	.92	(.02)	.03
Distributions:
Dividends from net investment income	(.10)		(.21)	(.24)	(.26)	(.26)	(.27)
Dividends from net realized gain on investments	(.11)		(.08)	(.02)	-	(.02)	(.20)
Total Distributions	(.21)		(.29)	(.26)	(.26)	(.28)	(.47)
Net asset value, end of period	12.03		12.67	12.63	12.59	11.93	12.23
Total Return (%)	(3.44)	[b]	2.65	2.43	7.83	(.12)	.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	[c]	.96	.97	.95	.95	.95
Ratio of net expenses to average net assets	.84	[c]	.91	.97	.95	.95	.95
Ratio of net investment income to average net assets	1.67	[c]	1.68	1.90	2.15	2.19	2.20
Portfolio Turnover Rate	28.15	[b]	47.09	51.36	69.91	38.13	20.07
Net Assets, end of period ($ x 1,000)	8,487		9,218	9,255	8,063	5,473	5,043

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(Unaudited)		2021	2020		2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	13.25		13.12	13.12		12.40	12.75		13.16
Investment Operations:
Net investment income[a]	.12		.25	.27		.29	.30		.30
Net realized and unrealized gain (loss) on investments	(.55)		.13	(.00)	[b]	.72	(.35)		(.28)
Total from Investment Operations	(.43)		.38	.27		1.01	(.05)		.02
Distributions:
Dividends from net investment income	(.12)		(.25)	(.27)		(.29)	(.30)		(.30)
Dividends from net realized gain on investments	(.01)		-	-		-	(.00)	[b]	(.13)
Total Distributions	(.13)		(.25)	(.27)		(.29)	(.30)		(.43)
Net asset value, end of period	12.69		13.25	13.12		13.12	12.40		12.75
Total Return (%)	(3.31)	[c]	2.89	2.10		8.28	(.32)		.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	[d]	.54	.54		.53	.54		.54
Ratio of net expenses to average net assets	.53	[d]	.54	.54		.53	.54		.54
Ratio of net investment income to average net assets	1.82	[d]	1.87	2.08		2.32	2.43		2.35
Portfolio Turnover Rate	18.07	[c]	32.82	52.29		80.68	38.51		31.61
Net Assets, end of period ($ x 1,000)	328,373		341,935	312,356		316,364	297,515		297,243

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(Unaudited)		2021	2020		2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	13.24		13.11	13.11		12.40	12.75		13.15
Investment Operations:
Net investment income[a]	.10		.21	.24		.26	.27		.27
Net realized and unrealized gain (loss) on investments	(.54)		.13	(.00)	[b]	.71	(.35)		(.27)
Total from Investment Operations	(.44)		.34	.24		.97	(.08)		-
Distributions:
Dividends from net investment income	(.10)		(.21)	(.24)		(.26)	(.27)		(.27)
Dividends from net realized gain on investments	(.01)		-	-		-	(.00)	[b]	(.13)
Total Distributions	(.11)		(.21)	(.24)		(.26)	(.27)		(.40)
Net asset value, end of period	12.69		13.24	13.11		13.11	12.40		12.75
Total Return (%)	(3.36)	[c]	2.56	1.92		7.93	(.56)		.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	[d]	.79	.79		.78	.79		.79
Ratio of net expenses to average net assets	.78	[d]	.79	.79		.78	.79		.79
Ratio of net investment income to average net assets	1.58	[d]	1.62	1.83		2.08	2.18		2.12
Portfolio Turnover Rate	18.07	[c]	32.82	52.29		80.68	38.51		31.61
Net Assets, end of period ($ x 1,000)	17,137		11,680	8,253		7,437	7,046		9,395

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	11.52		11.35	11.53	10.91	11.20		11.62
Investment Operations:
Net investment income[a]	.10		.21	.24	.26	.26		.26
Net realized and unrealized gain (loss) on investments	(.49)		.25	(.11)	.63	(.29)		(.24)
Total from Investment Operations	(.39)		.46	.13	.89	(.03)		.02
Distributions:
Dividends from net investment income	(.10)		(.21)	(.24)	(.26)	(.26)		(.26)
Dividends from net realized gain on investments	(.12)		(.08)	(.07)	(.01)	(.00)	[b]	(.18)
Total Distributions	(.22)		(.29)	(.31)	(.27)	(.26)		(.44)
Net asset value, end of period	10.91		11.52	11.35	11.53	10.91		11.20
Total Return (%)	(3.47)	[c]	4.07	1.20	8.28	(.22)		.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	[d]	.72	.73	.72	.72		.73
Ratio of net expenses to average net assets	.59	[d]	.59	.59	.59	.59		.59
Ratio of net investment income to average net assets	1.71	[d]	1.82	2.12	2.35	2.36		2.38
Portfolio Turnover Rate	25.44	[c]	64.18	79.52	90.17	45.71		37.78
Net Assets, end of period ($ x 1,000)	150,987		152,246	150,490	148,558	147,343		152,923

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(Unaudited)		2021	2020	2019	2018		2017
Per Share Data ($):
Net asset value, beginning of period	11.53		11.36	11.54	10.92	11.20		11.62
Investment Operations:
Net investment income[a]	.08		.18	.21	.23	.23		.24
Net realized and unrealized gain (loss) on investments	(.50)		.25	(.11)	.63	(.28)		(.24)
Total from Investment Operations	(.42)		.43	.10	.86	(.05)		-
Distributions:
Dividends from net investment income	(.08)		(.18)	(.21)	(.23)	(.23)		(.24)
Dividends from net realized gain on investments	(.12)		(.08)	(.07)	(.01)	(.00)	[b]	(.18)
Total Distributions	(.20)		(.26)	(.28)	(.24)	(.23)		(.42)
Net asset value, end of period	10.91		11.53	11.36	11.54	10.92		11.20
Total Return (%)	(3.68)	[c]	3.81	.95	8.00	(.38)		.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	[d]	.97	.98	.97	.97		.98
Ratio of net expenses to average net assets	.84	[d]	.84	.84	.84	.84		.84
Ratio of net investment income to average net assets	1.46	[d]	1.57	1.88	2.11	2.11		2.13
Portfolio Turnover Rate	25.44	[c]	64.18	79.52	90.17	45.71		37.78
Net Assets, end of period ($ x 1,000)	10,647		11,385	10,509	11,051	11,334		13,093

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	(Unaudited)		2021	2020	2019		2018		2017
Per Share Data ($):
Net asset value, beginning of period	14.10		13.52	13.70	13.12		13.15		13.46
Investment Operations:
Net investment income[a]	.17		.36	.40	.43		.44		.45
Net realized and unrealized gain (loss) on investments	(.68)		.58	(.17)	.57		(.02)		(.32)
Total from Investment Operations	(.51)		.94	.23	1.00		.42		.13
Distributions:
Dividends from net investment income	(.17)		(.36)	(.41)	(.42)		(.45)		(.44)
Dividends from net realized gain on investments	(.02)		-	-	(.00)	[b]	(.00)	[b]	(.00)	[b]
Total Distributions	(.19)		(.36)	(.41)	(.42)		(.45)		(.44)
Net asset value, end of period	13.40		14.10	13.52	13.70		13.12		13.15
Total Return (%)	(3.65)	[c]	7.05	1.79	7.77		3.27		1.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	[d]	.65	.69	.73		.75		.73
Ratio of net expenses to average net assets	.65	[d]	.65	.69	.73		.75		.73
Ratio of interest and expense related to floating rate notes issued to average net assets	-		-	.04	.08		.10		.07
Ratio of net investment income to average net assets	2.47	[d]	2.61	3.02	3.22		3.43		3.44
Portfolio Turnover Rate	23.22	[c]	52.25	75.12	72.96		41.48		34.78
Net Assets, end of period ($ x 1,000)	2,540,691		2,568,933	2,187,170	1,918,499		1,432,351		1,257,498

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2022		Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	(Unaudited)		2021	2020	2019		2018		2017
Per Share Data ($):
Net asset value, beginning of period	14.11		13.53	13.70	13.13		13.16		13.46
Investment Operations:
Net investment income[a]	.15		.33	.38	.39		.40		.41
Net realized and unrealized gain (loss) on investments	(.68)		.58	(.18)	.57		(.02)		(.30)
Total from Investment Operations	(.53)		.91	.20	.96		.38		.11
Distributions:
Dividends from net investment income	(.15)		(.33)	(.37)	(.39)		(.41)		(.41)
Dividends from net realized gain on investments	(.02)		-	-	(.00)	[b]	(.00)	[b]	(.00)	[b]
Total Distributions	(.17)		(.33)	(.37)	(.39)		(.41)		(.41)
Net asset value, end of period	13.41		14.11	13.53	13.70		13.13		13.16
Total Return (%)	(3.77)	[c]	6.78	1.54	7.50		3.01		.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	[d]	.90	.94	.98		1.00		.99
Ratio of net expenses to average net assets	.90	[d]	.90	.94	.98		1.00		.99
Ratio of interest and expense related to floating rate notes issued to average net assets	-		-	.04	.08		.10		.07
Ratio of net investment income to average net assets	2.23	[d]	2.36	2.77	2.97		3.12		3.14
Portfolio Turnover Rate	23.22	[c]	52.25	75.12	72.96		41.48		34.78
Net Assets, end of period ($ x 1,000)	100,694		103,130	55,217	63,551		32,924		57,865

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-one series, including the following diversified funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser. BNY Mellon, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). BNY Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY Mellon pays the Adviser for performing certain administrative services. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Investments in securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following below summarizes the inputs used as of February 28, 2022 in valuing each fund’s investments:

BNY Mellon National Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	2,902,813,586	-	2,902,813,586
Liabilities ($)
Other Financial Instruments:
Futures††	(687,750)	-	-	(687,750)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

BNY Mellon National Short-Term Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	928,752,242	-	928,752,242

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	160,725,400	-	160,725,400
Liabilities ($)
Other Financial Instruments:
Futures††	(38,581)	-	-	(38,581)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	351,959,019	-	351,959,019
Liabilities ($)
Other Financial Instruments:
Futures††	(82,195)	-	-	(82,195)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	166,872,877	-	166,872,877
Liabilities ($)
Other Financial Instruments:
Futures††	(40,259)	-	-	(40,259)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	30,914,109	-	30,914,109
Municipal Securities	-	2,660,144,142	-	2,660,144,142
Liabilities ($)
Other Financial Instruments:
Futures††	(3,259,865)	-	-	(3,259,865)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2021.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 1—Capital Loss Carryover
	Short-Term Losses($)†	Long-Term Losses($)†	Total($)
BNY Mellon National Short-Term Municipal Bond Fund	505,516	-	505,516

† These capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2021
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon National Intermediate Municipal Bond Fund	53,285,282	306,722	9,355,024
BNY Mellon National Short-Term Municipal Bond Fund	10,892,701	-	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	3,795,479	83,185	1,158,320
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	6,263,096	-	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	2,975,278	304,798	829,167
BNY Mellon Municipal Opportunities Fund	64,532,199	-	-

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on each fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $135 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the funds did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: 0.35% of BNY Mellon National Intermediate Municipal Bond Fund, 0.35% of BNY Mellon National Short-Term Municipal Bond Fund, 0.50% of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, 0.35% of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, 0.50% of BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 0.50% of BNY Mellon Municipal Opportunities Fund.

For BNY Mellon National Short-Term Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expense of the fund, so that the direct expense of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.44% of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $289,264 during the period ended February 28, 2022.

For BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expense of the fund, so that the direct expense of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59% of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $106,375 during the period ended February 28, 2022.

For BNY Mellon New York Intermediate Tax-Exempt Bond Fund, the Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expense of the fund, so that the direct expense of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59% of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $110,672 during the period ended February 28, 2022.

Pursuant to the Administration Agreement, BNY Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    0.15%

$6 billion up to $12 billion   0.12%

In excess of $12 billion    0.10%

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of 0.25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 3 summarizes the amounts Investor shares were charged during the period ended February 28, 2022, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 3—Shareholder Services Plan Fees

BNY Mellon National Intermediate Municipal Bond Fund	$115,076
BNY Mellon National Short-Term Municipal Bond Fund	23,842
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	11,421
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	17,359
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	13,906
BNY Mellon Municipal Opportunities Fund	131,361

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing cash management services inclusive of earnings credits, if any, for the funds. The transfer agency fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY Mellon pays each fund’s transfer agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. Table 4 summarizes the amount each fund was charged during the period ended February 28, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

Table 4—Transfer Agency Agreement Fees

BNY Mellon National Intermediate Municipal Bond Fund	$229
BNY Mellon National Short-Term Municipal Bond Fund	81
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	40
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	88
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	177
BNY Mellon Municipal Opportunities Fund	134

Each fund compensates BNY Mellon under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 5 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the custody agreement.

Table 5—Custody Agreement Fees

BNY Mellon National Intermediate Municipal Bond Fund	$29,868
BNY Mellon National Short-Term Municipal Bond Fund	11,801
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	3,571
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	5,020
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	3,349
BNY Mellon Municipal Opportunities Fund	26,082

Each fund compensates BNY Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 6 summarizes the amount each fund was charged during the period ended February 28, 2022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 6—BNY Mellon Cash Management Fees

BNY Mellon National Intermediate Municipal Bond Fund	$147
BNY Mellon National Short-Term Municipal Bond Fund	49
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	21
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	50
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	115
BNY Mellon Municipal Opportunities Fund	81

During the period ended February 28, 2022, each fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 7 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 8 summarizes each fund’s aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended February 28, 2022.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 7—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Investment Advisory Fees ($)	Administration Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Transfer Agency Fees ($)	Chief Compliance Officer Fees ($)	Less Expense Reimbursement ($)
BNY Mellon National Intermediate Municipal Bond Fund	743,575	265,835	16,548	21,581	102	6.,045	-
BNY Mellon National Short-Term Municipal Bond Fund	224,092	80,115	3,675	10,278	43	6,045	(47,934)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	61,224	15,322	1,634	3,513	21	6,045	(17,248)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	92,508	33,072	3,215	4,288	50	6,045	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	61,684	15,437	2,086	2,522	101	6,045	(20,602)
BNY Mellon Municipal Opportunities Fund	1,017,564	254,652	19,689	21,032	72	6,045	-

Table 8—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	995,449,131	921,396,921
BNY Mellon National Short-Term Municipal Bond Fund	349,209,835	409,968,887
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	50,948,668	84,629,204
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	71,397,196	63,990,604
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	45,296,733	42,643,196
BNY Mellon Municipal Opportunities Fund	698,884,327	638,418,093

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by each fund during the period ended February 28, 2022 is discussed below.

Futures: In the normal course of pursuing their investment objective, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund are exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The funds invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the funds with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2022 are set forth in the each relevant fund's Statements of Investments.

Table 9 summarizes each fund’s average market value of derivatives outstanding during the period ended February 28, 2022.

Table 9—Average Market Value of Derivatives
Average Market Value ($)
BNY Mellon National Intermediate Municipal Bond Fund Interest rate futures	63,782,646
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Interest rate futures	3,267,991
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Interest rate futures	2,895,763
BNY Mellon New York Intermediate Tax-Exempt Bond Fund Interest rate futures	4,623,991
BNY Mellon Municipal Opportunities Fund Interest rate futures	244,519,422

Table 10 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at February 28, 2022.

At February 28, 2022, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	73,919,214	31,898,287	42,020,927
BNY Mellon National Short-Term Municipal Bond Fund	2,318,119	10,112,890	(7,794,771)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	5,336,317	1,892,676	3,443,641
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	8,843,641	4,003,283	4,840,358
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	3,423,144	2,206,160	1,216,984
BNY Mellon Municipal Opportunities Fund	120,354,878	52,750,801	67,604,077

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For More Information

The BNY Mellon Funds

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Administrator

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Sub-Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:
BNY Mellon National Intermediate Municipal Bond Fund	Class M: MPNIX	Investor: MINMX
BNY Mellon National Short-Term Municipal Bond Fund	Class M: MPSTX	Investor: MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Class M: MPPIX	Investor: MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M: MMBMX	Investor: MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Class M: MNYMX	Investor: MNYIX
BNY Mellon Municipal Opportunities Fund	Class M: MOTMX	Investor: MOTIX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services. Individual Account holders, please call BNY Mellon Investment Advisers at 1-800-373-9387.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http:// www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation	MFTSA0222-MB

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Patrick T. Crowe

Patrick T. Crowe

President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Patrick T. Crowe

Patrick T. Crowe

President (Principal Executive Officer)

Date: April 21, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)